UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

Item 1. Schedule of Investments

Thrivent Financial for Lutherans®

Thrivent Series Fund, Inc.

Schedule of Investments

As of September 30, 2008
(unaudited)

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Mutual Funds (99.6%)	Value
Equity Mutual Funds (91.5%)
696,492	Thrivent Real Estate Securities Portfolio	$11,228,711
3,451,628	Thrivent Partner Small Cap Growth Portfolio #	35,398,515
811,424	Thrivent Partner Small Cap Value Portfolio	13,676,382
4,014,684	Thrivent Small Cap Stock Portfolio	45,370,344
1,810,503	Thrivent Mid Cap Growth Portfolio II	13,580,040
1,341,962	Thrivent Mid Cap Growth Portfolio	17,285,280
1,586,195	Thrivent Partner Mid Cap Value Portfolio	17,105,215
5,076,183	Thrivent Mid Cap Stock Portfolio	46,758,749
102,499	Thrivent Partner Worldwide Allocation Portfolio #	778,008
186,775,924	Thrivent Partner International Stock Portfolio	70,979,839
65,768	Thrivent Large Cap Growth II #	504,489
3,227,800	Thrivent Large Cap Growth Portfolio	47,001,604
3,950,405	Thrivent Large Cap Value Portfolio	41,327,949
4,574,856	Thrivent Large Cap Stock Portfolio ‡	36,740,209
516,719	Thrivent Equity Income Plus Portfolio #	4,457,733
	Total Equity Mutual Funds	402,193,067

Fixed Income Mutual Funds (8.1%)
2,367,274	Thrivent High Yield Portfolio	9,943,259
1,826,108	Thrivent Income Portfolio	15,818,297
1,080,640	Thrivent Limited Maturity Bond Portfolio	9,908,714
	Total Fixed Income Mutual Funds	35,670,270
	Total Mutual Funds (cost $540,954,242)	437,863,337

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (0.4%)	Rate (+)	Date	Value
$300,000	Federal National Mortgage Association ‡	2.100%	12/10/2008	$298,542
1,399,571	Thrivent Money Market Portfolio	2.900	N/A	1,399,571
	Total Short-Term Investments (cost $1,698,360)			1,698,113
	Total Investments (cost $542,652,602) 100.0%			$439,561,450
	Other Assets and Liabilities, Net 0.0%			4,286
	Total Net Assets 100.0%			$439,565,736

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
Russell 2000 Index Futures	5	December 2008	$1,641,039	$1,697,750	$56,711
S&P 500 Index Futures	5	December 2008	1,420,025	1,459,250	39,225
Total Futures					$95,936

# Non-income producing security.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At September 30, 2008, $298,542 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $4,015,450 of investments were earmarked as collateral to cover open financial futures contracts.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$28,639
Gross unrealized depreciation	(103,119,791)
Net unrealized appreciation (depreciation)	($103,091,152)
Cost for federal income tax purposes	$542,652,602

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Mutual Funds (99.0%)	Value
Equity Mutual Funds (76.4%)
4,199,109	Thrivent Real Estate Securities Portfolio	$67,697,188
4,674,784	Thrivent Partner Small Cap Growth Portfolio #	47,942,719
3,005,562	Thrivent Partner Small Cap Value Portfolio	50,658,140
7,259,291	Thrivent Small Cap Stock Portfolio	82,037,978
1,596,436	Thrivent Mid Cap Growth Portfolio II	11,974,385
2,643,527	Thrivent Mid Cap Growth Portfolio	34,050,212
5,480,417	Thrivent Partner Mid Cap Value Portfolio ‡	59,099,718
16,763,316	Thrivent Mid Cap Stock Portfolio ‡	154,413,612
1,733,473	Thrivent Partner Worldwide Allocation Portfolio #	13,157,751
18,220,822	Thrivent Partner International Stock Portfolio	190,868,574
10,923,579	Thrivent Large Cap Growth Portfolio	159,063,691
19,182,343	Thrivent Large Cap Value Portfolio	200,679,915
20,654,177	Thrivent Large Cap Stock Portfolio	165,814,389
1,879,248	Thrivent Equity Income Plus Portfolio #	16,212,273
	Total Equity Mutual Funds	1,253,670,543

Fixed Income Mutual Funds (22.6%)
25,310,080	Thrivent High Yield Portfolio	106,309,929
21,853,066	Thrivent Income Portfolio	189,297,818
8,252,492	Thrivent Limited Maturity Bond Portfolio	75,669,579
	Total Fixed Income Mutual Funds	371,277,326
	Total Mutual Funds (cost $1,980,669,204)	1,624,947,869

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (0.7%)	Rate	Date	Value
Asset-Backed Securities (<0.1%)
$836,280	Merrill Lynch Alternative Note Asset Trust	6.000%	3/25/2037	$656,305
	Total Asset-Backed Securities			656,305

Collateralized Mortgage Obligations (0.4%)
1,104,928	Citigroup Mortgage Loan Trust, Inc.	5.500	11/25/2036	986,341
3,277,558	Citimortgage Alternative Loan Trust	5.750	4/25/2037	2,345,253
883,526	Deutsche Alt-A Securities, Inc.	5.500	10/25/2021	724,118
1,524,502	Deutsche Alt-A Securities, Inc.	6.000	10/25/2021	1,156,502
835,362	J.P. Morgan Mortgage Trust	6.042	10/25/2036	721,930
757,148	Master Alternative Loans Trust	6.500	7/25/2034	640,027
	Total Collateralized Mortgage Obligations			6,574,171

Commercial Mortgage-Backed Securities (0.1%)
1,350,000	Greenwich Capital Commercial Funding Corporation	5.867	8/10/2017	1,046,053
	Total Commercial Mortgage-Backed Securities			1,046,053

Financials (0.2%)
3,512,647	Countrywide Home Loans	5.750	4/25/2037	2,987,946
	Total Financials			2,987,946
	Total Long-Term Fixed Income (cost $11,113,159)			11,264,475

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Short-Term Investments (0.5%)	Rate (+)	Date	Value
$2,500,000	Federal Home Loan Mortgage Corporation	0.350%	10/14/2008	$2,499,684
400,000	Federal National Mortgage Association ‡	2.100	12/10/2008	398,056
4,502,290	Thrivent Money Market Portfolio	2.900	N/A	4,502,290
	Total Short-Term Investments (cost $7,400,360)			7,400,030
	Total Investments (cost $1,999,182,723) 100.2%			$1,643,612,374
	Other Assets and Liabilities, Net (0.2%)			(2,630,141)
	Total Net Assets 100.0%			$1,640,982,233

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
Russell 2000 Index Futures	20	December 2008	$6,564,156	$6,791,000	$226,844
S&P 500 Index Futures	42	December 2008	12,380,885	12,257,700	(123,185)
Total Futures					$103,659

# Non-income producing security.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At September 30, 2008, $398,056 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $27,049,840 of investments were earmarked as collateral to cover open financial futures contracts.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$286,585
Gross unrealized depreciation	(355,856,934)
Net unrealized appreciation (depreciation)	($355,570,349)
Cost for federal income tax purposes	$1,999,182,723

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Mutual Funds (97.9%)	Value
Equity Mutual Funds (57.1%)
1,154,808	Thrivent Technology Portfolio #	$5,781,891
5,503,789	Thrivent Real Estate Securities Portfolio	88,730,988
3,959,881	Thrivent Partner Small Cap Growth Portfolio #	40,610,954
3,737,104	Thrivent Partner Small Cap Value Portfolio	62,988,139
5,570,629	Thrivent Small Cap Stock Portfolio	62,954,235
53,942	Thrivent Mid Cap Growth Portfolio II	404,606
1,596,232	Thrivent Mid Cap Growth Portfolio	20,560,420
4,967,270	Thrivent Partner Mid Cap Value Portfolio ‡	53,566,051
12,839,064	Thrivent Mid Cap Stock Portfolio	118,265,758
2,139,724	Thrivent Partner Worldwide Allocation Portfolio #	16,241,360
16,969,037	Thrivent Partner International Stock Portfolio	177,755,758
10,910,679	Thrivent Large Cap Growth Portfolio	158,875,859
22,906,568	Thrivent Large Cap Value Portfolio	239,641,640
19,342,661	Thrivent Large Cap Stock Portfolio ‡	155,338,977
2,344,883	Thrivent Equity Income Plus Portfolio #	20,229,303
	Total Equity Mutual Funds	1,221,945,940

Fixed Income Mutual Funds (40.8%)
31,816,697	Thrivent High Yield Portfolio	133,639,671
44,103,926	Thrivent Income Portfolio	382,041,444
38,892,248	Thrivent Limited Maturity Bond Portfolio	356,614,693
	Total Fixed Income Mutual Funds	872,295,808
	Total Mutual Funds (cost $2,474,620,668)	2,094,241,748

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (1.2%)	Rate	Date	Value
Asset-Backed Securities (0.1%)
$1,951,321	Merrill Lynch Alternative Note Asset Trust	6.000%	3/25/2037	$1,531,379
	Total Asset-Backed Securities			1,531,379

Collateralized Mortgage Obligations (0.7%)
2,578,164	Citigroup Mortgage Loan Trust, Inc.	5.500	11/25/2036	2,301,463
7,491,560	Citimortgage Alternative Loan Trust	5.750	4/25/2037	5,360,579
2,061,562	Deutsche Alt-A Securities, Inc.	5.500	10/25/2021	1,689,608
3,505,391	Deutsche Alt-A Securities, Inc.	6.000	10/25/2021	2,659,225
1,949,177	J.P. Morgan Mortgage Trust	6.042	10/25/2036	1,684,504
1,758,538	Master Alternative Loans Trust	6.500	7/25/2034	1,486,515
	Total Collateralized Mortgage Obligations			15,181,894

Commercial Mortgage-Backed Securities (0.1%)
3,150,000	Greenwich Capital Commercial Funding Corporation	5.867	8/10/2017	2,440,790
	Total Commercial Mortgage-Backed Securities			2,440,790

Financials (0.3%)
7,903,455	Countrywide Home Loans	5.750	4/25/2037	6,722,876
	Total Financials			6,722,876
	Total Long-Term Fixed Income (cost $25,525,029)			25,876,939

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (1.2%)	Rate (+)	Date	Value
$4,000,000	Federal Home Loan Bank Discount Notes	0.352%	10/14/2008	$3,999,491
2,550,000	Federal Home Loan Mortgage Corporation	0.350	10/14/2008	2,549,678
1,200,000	Federal National Mortgage Association ‡	2.100	12/10/2008	1,194,167
17,215,858	Thrivent Money Market Portfolio	2.900	N/A	17,215,858
	Total Short-Term Investments (cost $24,959,521)			24,959,194
	Total Investments (cost $2,525,105,218) 100.3%			$2,145,077,881
	Other Assets and Liabilities, Net (0.3%)			(7,102,973)
	Total Net Assets 100.0%			$2,137,974,908

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
Russell 2000 Index Futures	40	December 2008	$13,128,311	$13,582,000	$453,689
S&P 500 Index Futures	74	December 2008	21,707,295	21,596,900	(110,395)
Total Futures					$343,294

# Non-income producing security.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At September 30, 2008, $696,597 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $43,021,300 of investments were earmarked as collateral to cover open financial futures contracts.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$874,936
Gross unrealized depreciation	(380,902,273)
Net unrealized appreciation (depreciation)	($380,027,337)
Cost for federal income tax purposes	$2,525,105,218

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Mutual Funds (94.6%)	Value
Equity Mutual Funds (38.4%)
2,056,661	Thrivent Real Estate Securities Portfolio	$33,157,079
950,041	Thrivent Partner Small Cap Value Portfolio	16,012,754
2,169,495	Thrivent Small Cap Stock Portfolio ‡	24,517,678
1,698,620	Thrivent Partner Mid Cap Value Portfolio	18,317,579
3,292,565	Thrivent Mid Cap Stock Portfolio ‡	30,329,133
1,657,823	Thrivent Partner Worldwide Allocation Portfolio #	12,583,537
3,549,245	Thrivent Partner International Stock Portfolio	37,179,409
2,402,248	Thrivent Large Cap Growth Portfolio	34,980,335
7,028,197	Thrivent Large Cap Value Portfolio	73,526,885
3,134,810	Thrivent Large Cap Stock Portfolio	25,175,342
874,603	Thrivent Equity Income Plus Portfolio #	7,545,199
	Total Equity Mutual Funds	313,324,930

Fixed Income Mutual Funds (56.2%)
9,646,775	Thrivent High Yield Portfolio	40,519,348
11,660,741	Thrivent Income Portfolio	101,008,834
34,680,137	Thrivent Limited Maturity Bond Portfolio	317,992,583
	Total Fixed Income Mutual Funds	459,520,765
	Total Mutual Funds (cost $883,781,234)	772,845,695

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (1.7%)	Rate	Date	Value
Asset-Backed Securities (0.1%)
$1,059,289	Merrill Lynch Alternative Note Asset Trust	6.000%	3/25/2037	$831,320
	Total Asset-Backed Securities			831,320

Collateralized Mortgage Obligations (1.0%)
1,399,575	Citigroup Mortgage Loan Trust, Inc.	5.500	11/25/2036	1,249,366
4,120,358	Citimortgage Alternative Loan Trust	5.750	4/25/2037	2,948,318
1,119,133	Deutsche Alt-A Securities, Inc.	5.500	10/25/2021	917,216
1,924,529	Deutsche Alt-A Securities, Inc.	6.000	10/25/2021	1,459,967
1,058,125	J.P. Morgan Mortgage Trust	6.042	10/25/2036	914,445
1,001,389	Master Alternative Loans Trust	6.500	7/25/2034	846,487
	Total Collateralized Mortgage Obligations			8,335,799

Commercial Mortgage-Backed Securities (0.2%)
1,710,000	Greenwich Capital Commercial Funding Corporation	5.867	8/10/2017	1,325,000
	Total Commercial Mortgage-Backed Securities			1,325,000

Financials (0.4%)
4,390,808	Countrywide Home Loans	5.750	4/25/2037	3,734,932
	Total Financials			3,734,932
	Total Long-Term Fixed Income (cost $14,034,147)			14,227,051

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (4.1%)	Rate (+)	Date	Value
$3,000,000	Federal Home Loan Mortgage Corporation	0.350%	10/14/2008	$2,999,621
450,000	Federal National Mortgage Association ‡	2.100	12/10/2008	447,812
30,065,706	Thrivent Money Market Portfolio	2.900	N/A	30,065,706
	Total Short-Term Investments (cost $33,513,511)			33,513,139
	Total Investments (cost $931,328,891) 100.4%			$820,585,885
	Other Assets and Liabilities, Net (0.4%)			(3,486,064)
	Total Net Assets 100.0%			$817,099,821

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
Russell 2000 Index Futures	12	December 2008	$3,938,493	$4,074,600	$136,107
S&P 500 Index Futures	12	December 2008	3,408,060	3,502,200	94,140
Total Futures					$230,247

# Non-income producing security.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At September 30, 2008, $447,812 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $8,561,085 of investments were earmarked as collateral to cover open financial futures contracts.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$350,947
Gross unrealized depreciation	(111,093,953)
Net unrealized appreciation (depreciation)	($110,743,006)
Cost for federal income tax purposes	$931,328,891

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Technology Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (100.2%)	Value	Shares	Common Stock (100.2%)	Value
Communications Equipment (11.6%)			7,197	Nordex AG	$197,126
53,850	Cisco Systems, Inc. #	$1,214,856	13,629	Polypore International, Inc. #	293,160
37,205	Juniper Networks, Inc. #	783,909	5,200	Q-Cells AG *	436,053
46,193	QUALCOMM, Inc.	1,984,913	5,643	SunPower Corporation #*	400,258
	Total Communications		23,731	Suntech Power Holdings Company, Ltd.
	Equipment	3,983,678		ADR #*	851,231
				Total Industrials	5,539,857
Computers & Peripherals (19.2%)
17,756	Apple Computer, Inc. #	2,018,147	Information Technology (2.4%)
216,929	EMC Corporation #	2,594,468	35,077	3PAR, Inc. #	226,247
15,500	Hewlett-Packard Company	716,720	324,301	China High Speed Transmission
11,057	International Business Machines			Equipment Group Company, Ltd.	593,531
	Corporation	1,293,227		Total Information Technology	819,778
	Total Computers & Peripherals	6,622,562
			Internet Software & Services (6.4%)
Electronic Equipment & Instruments (0.9%)			2,525	Google, Inc. #	1,011,313
66,939	Comverge, Inc. #*	307,919	47,272	Omniture, Inc. #*	867,914
	Total Electronic Equipment &		17,900	Yahoo!, Inc. #	309,670
	Instruments	307,919		Total Internet Software
				& Services	2,188,897
Energy (1.3%)
4,942	Vestas Wind Systems #	431,362	Materials (1.3%)
	Total Energy	431,362	4,691	Monsanto Company	464,315
				Total Materials	464,315
Financials (0.6%)
10,894	Financial Select Sector SPDR Fund	215,592	Semiconductors & Semiconductor Equipment (18.0%)
	Total Financials	215,592	59,700	Applied Materials, Inc.	903,261
			81,150	EMCORE Corporation *	400,881
Health Care (7.4%)			97,285	FormFactor, Inc. #*	1,694,705
4,600	Alcon, Inc.	742,946	84,400	Intel Corporation	1,580,812
14,889	BioMarin Pharmaceutical, Inc. #*	394,410	16,900	Microchip Technology, Inc.	497,367
9,300	Novartis AG ADR	491,412	145,339	Teradyne, Inc. #	1,135,098
8,600	Quest Diagnostics, Inc.	444,362		Total Semiconductors &
6,011	Roche Holdings AG	464,650		Semiconductor Equipment	6,212,124
	Total Health Care	2,537,780
			Software (13.5%)
Industrials (16.1%)			20,900	Check Point Software Technologies, Ltd.	475,266
15,062	American Superconductor Corporation *	355,011	38,657	Citrix Systems, Inc. #	976,476
43,808	A-Power Energy Generation		80,269	Compuware Corporation #	777,807
	Systems, Ltd. #*	392,520	31,927	Microsoft Corporation	852,132
292,341	Composite Technology Corporation #*	213,409	52,420	Quest Software, Inc.	665,210
11,380	EnerNOC, Inc. #*	117,669	9,300	SAP AG ADR	496,899
469	ESCO Technologies, Inc.	22,592	15,103	VMware, Inc. #	402,344
6,935	First Solar, Inc. #	1,310,091		Total Software	4,646,134
36,173	GT Solar International, Inc. #*	392,477
110,557	Hansen Transmissions		Telecommunications Services (0.4%)
	International NV #	460,900	9,300	NTT DoCoMo, Inc. ADR	147,870
38	Japan Wind Development Company, Ltd.	97,360		Total Telecommunications
				Services	147,870

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Technology Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (100.2%)	Value
Utilities (1.3%)
12,746	Gamesa Corporacion Tecnologia SA	$436,720
	Total Utilities	436,720

	Total Common Stock
	(cost $36,872,632)	34,554,588

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (16.0%)	Rate (+)	Date	Value
5,525,276	Thrivent Financial Securities Lending Trust	2.800%	N/A	$5,525,276
	Total Collateral Held for Securities Loaned
	(cost $5,525,276)			5,525,276

		Interest	Maturity
Shares	Short-Term Investments (10.8%)	Rate (+)	Date	Value
3,730,678	Thrivent Money Market Portfolio	2.900%	N/A	$3,730,678
	Total Short-Term Investments (at amortized cost)			3,730,678
	Total Investments (cost $46,128,586) 127.1%			$43,810,542
	Other Assets and Liabilities, Net (27.1%)			(9,340,244)
	Total Net Assets 100.0%			$34,470,298

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,289,858
Gross unrealized depreciation	(3,607,902)
Net unrealized appreciation (depreciation)	($2,318,044)
Cost for federal income tax purposes	$46,128,586

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Partner Healthcare Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (94.9%)	Value	Shares	Common Stock (94.9%)	Value
Health Care (94.9%)			3,700	Novo Nordisk A/S	$189,440
4,700	Abbott Laboratories	$270,626	2,790	Onyx Pharmaceuticals, Inc. #	100,942
4,400	Affymax, Inc. #	87,340	10,200	Progenics Pharmaceuticals, Inc. #	135,762
7,000	Align Technology, Inc. #	75,810	500	Richter Gedeon Nyrt	91,523
3,200	Allergan, Inc.	164,800	3,010	Roche Holding AG	471,191
4,900	Amgen, Inc. #	290,423	4,580	Savient Pharmaceuticals, Inc. #	68,288
64,600	Arana Therapeutics, Ltd.	42,158	18,500	Schering-Plough Corporation	341,695
620	Basilea Pharmaceutica	91,837	2,340	Shire Pharmaceuticals Group plc ADR	111,735
15,200	Bristol-Myers Squibb Company	316,920	2,400	Stada Arzneimittel AG	96,130
4,200	Celgene Corporation #	265,776	3,100	Stryker Corporation	193,130
12,177	Dexcom, Inc. #	75,376	3,100	Teva Pharmaceutical
4,010	Genzyme Corporation #	324,369		Industries, Ltd. ADR	141,949
6,600	Given Imaging, Ltd. #	73,590	3,167	Varian Medical Systems, Inc. #	180,931
20,800	Hikma Pharmaceuticals plc	149,623	3,450	Vertex Pharmaceuticals, Inc. #	114,678
4,700	InterMune, Inc. #	80,417	11,600	Wyeth	428,504
10,400	Merck & Company, Inc.	328,224	1,400	Zentiva NV	91,541
5,091	Momenta Pharmaceuticals, Inc. #	66,743		Total Health Care	5,955,300
2,490	Myriad Genetics, Inc.	161,551
3,700	Nichi-iko Pharmaceutical			Total Common Stock
	Company, Ltd.	90,090		(cost $6,134,502)	5,955,300
4,600	Novartis AG	242,188

		Interest	Maturity
Shares	Short-Term Investments (6.4%)	Rate (+)	Date	Value
402,814	Thrivent Money Market Portfolio	2.900%	N/A	$402,814
	Total Short-Term Investments (at amortized cost)			402,814
	Total Investments (cost $6,537,316) 101.3%			$6,358,114
	Other Assets and Liabilities, Net (1.3%)			(84,074)
	Total Net Assets 100.0%			$6,274,040

			Value on
Foreign Currency	Contracts to	Settlement	Settlement		Unrealized
Forward Contracts (Purchases)	Deliver/Receive	Date	Date	Value	Gain/(Loss)
Swiss Franc	17,626	10/1/08 – 10/3/08	$15,713	$15,679	($34)
Total Foreign Currency
Forward Contracts (Purchases)			$15,713	$15,679	($34)

# Non-income producing security.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$241,881
Gross unrealized depreciation	(421,083)
Net unrealized appreciation (depreciation)	($179,202)
Cost for federal income tax purposes	$6,537,316

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Partner Natural Resources Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (79.1%)	Value	Shares	Common Stock (79.1%)	Value
Energy (70.8%)			3,900	National Oilwell Varco, Inc. #	$195,897
1,000	Acergy SA	$10,060	1,200	Newfield Exploration Company #	38,388
600	Addax Petroleum Corporation	16,287	2,000	Nexen, Inc. #	46,415
900	Anadarko Petroleum Corporation	43,659	200	Niko Resources, Ltd.	10,751
2,100	Apache Corporation	218,988	2,600	Noble Corporation	114,140
500	Arch Coal, Inc.	16,445	1,000	Noble Energy, Inc.	55,590
1,500	Baker Hughes, Inc.	90,810	2,000	Occidental Petroleum Corporation	140,900
100	Bill Barrett Corporation #	3,211	800	Oil States International, Inc. #	28,280
1,500	BJ Services Company	28,695	1,100	Oilexco, Inc. #	10,801
600	BP plc ADR	30,102	1,900	Pan Orient Energy Corporation	9,837
1,500	Cabot Oil & Gas Corporation	54,210	600	Paramount Resources, Ltd.	6,399
3,200	Cameron International Corporation #	123,328	200	Patriot Coal Corporation	5,810
1,300	Canadian Natural Resources, Ltd. #	89,167	2,100	Peabody Energy Corporation	94,500
800	Carrizo Oil & Gas, Inc. #	29,016	1,500	Petro-Canada #	49,892
2,300	Chevron Corporation	189,704	1,800	Petroleo Brasileiro SA ADR	79,110
200	Cimarex Energy Company	9,782	700	Pioneer Natural Resources Company	36,596
600	CNOOC, Ltd.	68,706	1,200	Pride International, Inc. #	35,532
4,300	Coastal Energy Company #	9,090	2,300	ProEx Energy, Ltd. #	28,764
600	Complete Production Services, Inc. #	12,078	2,600	Range Resources Corporation	111,462
1,600	Compton Petroleum Corporation #	8,689	400	Rowan Companies, Inc.	12,220
6,100	Connacher Oil & Gas, Ltd. #	15,762	1,500	SandRidge Energy, Inc. #	29,400
1,500	ConocoPhillips	109,875	1,200	Schlumberger, Ltd.	93,708
1,200	CONSOL Energy, Inc.	55,068	1,300	Smith International, Inc.	76,232
4,500	Crew Energy, Inc. #	42,281	900	Southwestern Energy Company #	27,486
900	Denbury Resources, Inc. #	17,136	3,900	Suncor Energy, Inc. #	161,233
3,400	Devon Energy Corporation	310,077	200	Sunoco, Inc.	7,116
900	Diamond Offshore Drilling, Inc.	92,754	9,100	Talisman Energy, Inc. #	128,424
1,800	Dresser-Rand Group, Inc. #	56,646	600	Technip SA	33,600
600	Dril-Quip, Inc. #	26,034	1,100	Tesco Corporation #	23,034
2,100	EnCana Corporation #	134,094	1,500	Total SA ADR	91,020
200	Eni SPA	10,590	2,600	Transocean, Inc. #	285,584
300	ENSCO International, Inc.	17,289	800	Trican Well Service, Ltd.	12,027
3,500	EOG Resources, Inc.	313,110	3,700	TriStar Oil & Gas, Ltd. #	53,955
1,800	Exxon Mobil Corporation	139,788	5,800	TUSK Energy Corporation #	8,774
1,500	FMC Technologies, Inc. #	69,825	1,000	Uranium One, Inc.	2,161
900	Forest Oil Corporation #	44,640	2,400	UTS Energy Corporation #	2,864
3,000	Halliburton Company	97,170	1,000	Valero Energy Corporation	30,300
1,500	Helmerich & Payne, Inc.	64,785	5,300	Weatherford International, Ltd. #	133,242
400	Hercules Offshore, Inc. #	6,064	1,100	Williams Companies, Inc.	26,015
1,200	Hess Corporation	98,496	200	XTO Energy, Inc.	9,304
200	Holly Corporation	5,784		Total Energy	5,500,918
900	Husky Energy, Inc.	37,377
1,200	Iteration Energy, Ltd. #	4,228	Industrials (1.3%)
2,300	Marathon Oil Corporation	91,701	1,100	Aegean Marine Petroleum Network, Inc.	24,585
400	Mariner Energy, Inc. #	8,200	2,400	Saipem SPA	71,813
2,900	Murphy Oil Corporation	186,006		Total Industrials	96,398
1,900	Nabors Industries, Ltd. #	47,348

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Partner Natural Resources Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (79.1%)	Value	Shares	Common Stock (79.1%)	Value
Materials (6.2%)			100	Newmont Mining Corporation	$3,876
200	Alcoa, Inc.	$4,516	200	Praxair, Inc.	14,348
1,400	Alumina, Ltd.	3,530	2,200	Southern Copper Corporation	41,976
1,700	Aluminum Corporation of China, Ltd.	25,755	800	Teck Cominco, Ltd. #	22,715
800	Barrick Gold Corporation #	29,292	1,700	Votorantim Celulose e Papel SA	26,197
1,400	BHP Billiton, Ltd.	36,219		Total Materials	480,185
3,000	Cia Vale do Rio Doce	57,450
500	E.I. du Pont de Nemours and Company	20,150	Utilities (0.8%)
5,500	Eldorado Gold Corporation #	34,314	1,700	Equitable Resources, Inc.	62,373
1,100	First Quantum Minerals, Ltd.	41,342		Total Utilities	62,373
2,100	Goldcorp, Inc. #	66,041
1,700	HudBay Minerals, Inc. #	11,197		Total Common Stock
200	Intrepid Potash, Inc. #	5,944		(cost $8,266,306)	6,139,874
1,700	Newcrest Mining, Ltd.	35,323

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (16.5%)	Rate (+)	Date	Value
$700,000	Federal Home Loan Bank Discount Notes	0.330%	10/15/2008	$699,905
586,087	Thrivent Money Market Portfolio	2.900	N/A	586,087
	Total Short-Term Investments (at amortized cost)			1,285,992
	Total Investments (cost $9,552,298) 95.6%			$7,425,866
	Other Assets and Liabilities, Net 4.4%			344,292
	Total Net Assets 100.0%			$7,770,158

			Value on
Foreign Currency	Contracts to	Settlement	Settlement		Unrealized
Forward Contracts (Purchases)	Deliver/Receive	Date	Date	Value	Gain/(Loss)
Canadian Dollar	25,598	10/1/08 – 10/3/08	$24,545	$24,052	($494)
Total Foreign Currency
Forward Contracts (Purchases)			$24,545	$24,052	($494)

# Non-income producing security.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$0
Gross unrealized depreciation	(2,126,432)
Net unrealized appreciation (depreciation)	($2,126,432)
Cost for federal income tax purposes	$9,552,298

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Partner Emerging Markets Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (98.0%)	Value ^	Shares	Common Stock (98.0%)	Value ^
Austria (1.5%)			Luxembourg (2.0%)
2,200	Erste Group Bank AG	$112,275	4,000	Tenaris SA ADR	$149,160
	Total Austria	112,275		Total Luxembourg	149,160

Brazil (14.4%)			Malaysia (3.6%)
13,300	Banco Bradesco SA ADR	214,130	45,000	Bumiputra-Commerce Holdings Berhad	100,663
13,700	Companhia Vale do Rio Doce SP ADR	242,490	60,000	Public Bank Berhad	174,515
11,300	Lojas Renner SA	131,771		Total Malaysia	275,178
7,000	Petroleo Brasileiro SA ADR	261,940
5,000	Souza Cruz SA	118,267	Mexico (9.6%)
5,000	Ultrapar Participacoes SA	128,777	115,000	Consorcio ARA SAB de CV	64,143
	Total Brazil	1,097,375	5,600	Fomento Economico Mexicano
				SAB de CV ADR	213,584
Chile (2.1%)			2,400	Grupo Aeroportuario del Sureste SAB de
3,800	Banco Santander Chile SA ADR	162,602		CV ADR	119,184
	Total Chile	162,602	58,000	Grupo Financiero Banorte SA de CV ADR	185,087
			50,500	Organizacion Soriana SAB de CV	151,918
China (2.2%)				Total Mexico	733,916
165,000	PetroChina Company, Ltd.	171,283
	Total China	171,283	Philippines (2.7%)
			515,000	Ayala Land, Inc.	103,703
Hong Kong (7.1%)			102,000	Bank of the Philippine Islands	100,708
20,000	China Mobile, Ltd.	200,352		Total Philippines	204,411
48,000	Hang Lung Group, Ltd.	152,045
22,000	Swire Pacific, Ltd.	193,382	Russia (2.5%)
	Total Hong Kong	545,779	3,176	LUKOIL ADR	190,375
				Total Russia	190,375
Hungary (3.4%)
1,400	Richter Gedeon Nyrt	256,263	South Africa (5.3%)
	Total Hungary	256,263	25,500	Massmart Holdings, Ltd.	233,444
			48,000	Truworths International, Ltd.	170,910
India (14.5%)				Total South Africa	404,354
6,400	Grasim Industries, Ltd.	534,314
8,900	ICICI Bank, Ltd. ADR	209,328	South Korea (6.6%)
3,500	Infosys Technologies, Ltd. ADR	116,585	7,800	Pusan Bank	70,460
15,500	Satyam Computer Services, Ltd. ADR	250,325	1,773	Samsung Electronics Company, Ltd.	277,235
	Total India	1,110,552	330	Shinsegae Company, Ltd.	155,754
				Total South Korea	503,449
Indonesia (1.2%)
50,000	PT Astra International Tbk	89,188	Taiwan (4.8%)
	Total Indonesia	89,188	66,000	Taiwan Mobile Company, Ltd.	105,789
			28,141	Taiwan Semiconductor Manufacturing
Israel (3.7%)				Company, Ltd. ADR #	263,681
5,400	Check Point Software Technologies, Ltd.	122,796		Total Taiwan	369,470
3,500	Teva Pharmaceutical Industries, Ltd. ADR	160,265
	Total Israel	283,061

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Partner Emerging Markets Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (98.0%)	Value ^	Shares	Common Stock (98.0%)	Value ^
Thailand (4.7%)			United Kingdom (1.6%)
50,000	PTT Exploration & Production Public		5,000	Standard Chartered plc #	$123,022
	Company, Ltd.	$187,537		Total United Kingdom	123,022
42,000	Siam Cememt Public Company, Ltd.	167,456
	Total Thailand	354,993		Total Common Stock
				(cost $9,665,102)	7,482,011
Turkey (4.5%)
42,000	Akbank TAS	215,019
4,200	BIM Birlesik Magazalar AS	130,286
	Total Turkey	345,305

		Interest	Maturity
Shares	Short-Term Investments (1.8%)	Rate (+)	Date	Value
139,056	Thrivent Money Market Portfolio	2.900%	N/A	$139,056
	Total Short-Term Investments (at amortized cost)			139,056
	Total Investments (cost $9,804,158) 99.8%			$7,621,067
	Other Assets and Liabilities, Net 0.2%			11,843
	Total Net Assets 100.0%			$7,632,910

			Value on
Foreign Currency	Contracts to	Settlement	Settlement		Unrealized
Forward Contracts (Sales)	Deliver/Receive	Date	Date	Value	Gain/(Loss)
South African Rand	93,245	10/1/08 – 10/3/08	$11,417	$11,256	$161
Total Foreign Currency
Forward Contracts (Sales)			$11,417	$11,256	$161

# Non-income producing security.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

^ Security is fair valued.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$156,689
Gross unrealized depreciation	(2,339,780)
Net unrealized appreciation (depreciation)	($2,183,091)
Cost for federal income tax purposes	$9,804,158

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Real Estate Securities Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (92.2%)	Value	Shares	Common Stock (92.2%)	Value
Diversified REITS (6.6%)			84,575	Mack-Cali Realty Corporation	$2,864,555
36,400	Colonial Properties Trust *	$680,316	84,393	SL Green Realty Corporation *	5,468,666
101,473	Liberty Property Trust *	3,820,458		Total Office REITS	57,161,889
14,000	PS Business Parks, Inc.	806,400
185,037	Vornado Realty Trust	16,829,115	Residential REITS (15.7%)
26,500	Washington Real Estate Investment		50,850	American Campus Communities, Inc.	1,722,798
	Trust *	970,695	91,445	Apartment Investment & Management
	Total Diversified REITS	23,106,984		Company *	3,202,404
			115,300	Avalonbay Communities, Inc. *	11,347,826
Financials (2.2%)			72,500	BRE Properties, Inc. *	3,552,500
41,088	iShares Cohen & Steers Realty Majors		81,700	Camden Property Trust *	3,746,762
	Index Fund	3,150,628	22,700	Equity Lifestyle Properties, Inc.	1,203,781
42,000	iShares Dow Jones U.S. Real Estate		315,500	Equity Residential REIT	14,011,355
	Index Fund *	2,601,900	57,500	Essex Property Trust, Inc. *	6,803,975
55,590	SPDR DJ Wilshire International Real		49,000	Home Properties, Inc. *‡	2,839,550
	Estate ETF *	2,120,758	49,612	Mid-America Apartment
	Total Financials	7,873,286		Communities, Inc. *	2,437,934
			37,500	Post Properties, Inc. *	1,048,875
Foreign (1.0%)			128,000	UDR, Inc.	3,347,200
224,000	Brookfield Properties Corporation	3,548,160		Total Residential REITS	55,264,960
	Total Foreign	3,548,160
			Retail REITS (25.0%)
Hotels, Resorts & Cruise Lines (0.6%)			31,205	Acadia Realty Trust	788,862
74,020	Starwood Hotels & Resorts		63,797	CBL & Associates Properties, Inc.	1,281,044
	Worldwide, Inc.	2,082,923	144,500	Developers Diversified Realty
	Total Hotels, Resorts &			Corporation ‡	4,579,205
	Cruise Lines	2,082,923	30,000	Equity One, Inc. *	614,700
			99,500	Federal Realty Investment Trust *	8,517,200
Industrial REITS (6.5%)			275,977	General Growth Properties, Inc. *	4,167,253
136,692	AMB Property Corporation	6,192,148	41,000	Inland Real Estate Corporation *	643,290
186,732	DCT Industrial Trust, Inc. *	1,398,623	277,250	Kimco Realty Corporation	10,241,615
25,000	EastGroup Properties, Inc.	1,213,500	110,016	Macerich Company *	7,002,518
30,000	First Potomac Realty Trust	515,700	93,500	National Retail Properties, Inc.	2,239,325
329,750	ProLogis Trust *	13,608,782	30,450	Realty Income Corporation *	779,520
	Total Industrial REITS	22,928,753	113,000	Regency Centers Corporation *	7,535,970
			313,000	Simon Property Group, Inc.	30,361,002
Office REITS (16.2%)			59,000	Tanger Factory Outlet Centers, Inc. *	2,583,610
59,500	Alexandria Real Estate Equities, Inc. *	6,728,260	93,200	Taubman Centers, Inc.	4,660,000
88,457	BioMed Realty Trust, Inc. ‡	2,339,688	60,000	Weingarten Realty Investors *	2,140,200
170,000	Boston Properties, Inc. *	15,922,200		Total Retail REITS	88,135,314
141,185	Brandywine Realty Trust	2,263,196
98,830	Corporate Office Properties Trust *	3,987,790	Specialized REITS (18.4%)
120,200	Digital Realty Trust, Inc.	5,679,450	94,400	DiamondRock Hospitality Company *‡	859,040
120,000	Douglas Emmett, Inc.	2,768,400	33,770	Entertainment Properties Trust *	1,847,894
133,000	Duke Realty Corporation *	3,269,140	108,200	Extra Space Storage, Inc.	1,661,952
68,400	Highwoods Properties, Inc.	2,432,304	204,100	Health Care Property Investors, Inc.	8,190,533
36,900	HRPT Properties Trust	254,241	93,800	Health Care REIT, Inc. *	4,992,974
55,815	Kilroy Realty Corporation *	2,667,399	52,875	Healthcare Realty Trust, Inc. *	1,541,306
30,000	Lexington Corporate Properties Trust	516,600	46,800	Hospitality Properties Trust	960,336

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Real Estate Securities Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (92.2%)	Value	Shares	Common Stock (92.2%)	Value

Specialized REITS — continued			43,700	Strategic Hotel Capital, Inc.	$329,935
586,056	Host Marriott Corporation *	$7,788,684	42,147	Sunstone Hotel Investors, Inc.	568,984
56,038	LaSalle Hotel Properties *	1,306,806	189,759	Ventas, Inc.	9,377,890
127,700	Nationwide Health Properties, Inc. *	4,594,646		Total Specialized REITS	64,614,766
30,000	Omega Healthcare Investors, Inc.	589,800
35,000	Plum Creek Timber Company, Inc.	1,745,100		Total Common Stock
160,948	Public Storage, Inc.	15,935,461		(cost $300,144,630)	324,717,035
97,500	Senior Housing Property Trust	2,323,425

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (0.8%)	Rate	Date	Value
$453,469	Countrywide Home Loans, Inc.	5.533%	3/20/2036	$412,254
462,148	Deutsche Alt-A Securities Mortgage Loan Trust †	3.287	10/27/2008	446,559
425,792	Deutsche Alt-A Securities, Inc.	5.888	6/25/2036	408,912
426,424	Impac Secured Assets Corporation †	3.317	10/27/2008	405,716
720,351	J.P. Morgan Alternative Loan Trust †	3.287	10/25/2008	687,195
516,938	Residential Funding Mortgage Securities «	4.470	7/25/2018	487,818
	Total Long-Term Fixed Income (cost $2,795,380)			2,848,454

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (29.0%)	Rate (+)	Date	Value
101,986,943	Thrivent Financial Securities Lending Trust	2.800%	N/A	$101,986,943
	Total Collateral Held for Securities Loaned
	(cost $101,986,943)			101,986,943

		Interest	Maturity
Shares	Short-Term Investments (3.2%)	Rate (+)	Date	Value
11,075,091	Thrivent Money Market Portfolio	2.900%	N/A	$11,075,091
	Total Short-Term Investments (at amortized cost)			11,075,091
	Total Investments (cost $416,002,044) 125.2%			$440,627,523
	Other Assets and Liabilities, Net (25.2%)			(88,755,238)
	Total Net Assets 100.0%			$351,872,285

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Real Estate Securities Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
Russell 2000 Index Mini-Futures	96	December 2008	$6,385,473	$6,519,360	$133,887
S&P 500 Index Futures	3	December 2008	860,840	875,550	14,710
Total Futures					$148,597

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

‡ At September 30, 2008, $7,372,873 of investments were earmarked as collateral to cover open financial futures contracts.

« All or a portion of the security is insured or guaranteed.

Definitions:

ETF — Exchange Traded Fund.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$48,585,151
Gross unrealized depreciation	(23,959,672)
Net unrealized appreciation (depreciation)	$24,625,479
Cost for federal income tax purposes	$416,002,044

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Partner Utilities Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (82.5%)	Value	Shares	Common Stock (82.5%)	Value
Communications Services (3.9%)			Utilities (57.6%)
700	France Telecom SA	$19,635	1,700	Allegheny Energy, Inc.	$62,509
800	Global Village Telecom Holding SA #	11,877	1,400	American Electric Power Company, Inc.	51,912
1,300	Koninklijke (Royal) KPN NV	18,775	100	American States Water Company	3,850
900	Manitoba Telecom Services, Inc.	33,191	600	American Water Works Company, Inc.	12,900
8,400	Telecom Italia SPA	12,501	1,000	Aqua America, Inc.	17,780
2,400	Telefonica SA	57,068	1,200	British Energy Group plc	16,306
600	Telenor ASA	7,471	100	California Water Service Group	3,850
	Total Communications Services	160,518	4,000	Centricia plc	22,506
			500	CEZ	31,065
Energy (5.7%)			1,000	Cia de Saneamento de Minas Gerais	10,615
200	CONSOL Energy, Inc.	9,178	4,400	CMS Energy Corporation Paulo	54,868
400	Devon Energy Corporation	36,480	600	Companhia de Saneamento Basico do
334,605	EDP — Energias do Brasil SA — Rights #	1,758		Estado de Sao	8,315
500	El Paso Corporation	6,380	1,700	Companhia Energetica de Minas Gerais	33,558
300	EOG Resources, Inc.	26,838	400	Consolidated Edison, Inc.	17,184
945	Gdf Suez	49,167	400	CP&L Energy, Inc.	22,344
600	Range Resources Corporation	25,722	1,800	Dominion Resources, Inc.	77,004
500	Southwestern Energy Company #	15,270	2,500	DPL, Inc.	62,000
500	Spectra Energy Corporation	11,900	5,600	Duke Energy Corporation	97,608
100	Transocean, Inc. #	10,984	3,500	Dynegy, Inc. #	12,530
1,800	Williams Companies, Inc.	42,570	1,800	E.ON AG	90,610
	Total Energy	236,247	1,000	Edison International, Inc.	39,900
			400	Electricite de France	28,926
Industrials (2.1%)			200	Energen Corporation	9,056
6,700	Iberdrola Renovables #	29,276	1,000	Energias do Brasil SA	12,297
3,400	Iberdrola SA	34,542	1,300	Entergy Corporation	115,713
900	Quanta Services, Inc. #	24,309	1,100	Equitable Resources, Inc.	40,359
	Total Industrials	88,127	2,100	Exelon Corporation	131,502
			2,200	FirstEnergy Corporation	147,380
			900	Fortum Oyj	30,205
Information Technology (0.9%)			2,400	FPL Group, Inc.	120,720
200	Itron, Inc. #	17,706	400	Gamesa Corporacion Tecnologia SA	13,705
1,500	Tele2 AB	17,118	6,000	International Power plc	38,822
	Total Information Technology	34,824	1,600	ITC Holdings Corporation	82,832
			1,600	National Grid plc	20,308
Telecommunications Services (12.3%)			700	New Jersey Resources Corporation	25,123
1,200	America Movil SA de CV ADR	55,632	1,000	Northeast Utilities Service Company	25,650
700	American Tower Corporation #	25,179	3,000	Northumbrian Water Group plc	15,393
5,000	AT&T, Inc.	139,600	3,800	NRG Energy, Inc.	94,050
1,900	Frontier Communications Corporation	21,850	800	NSTAR	26,800
300	Millicom Internation Cellular SA	20,601	700	Ormat Technologies, Inc.	25,431
500	Rogers Communications, Inc.	16,620	200	Pepco Holdings, Inc.	4,582
1,100	SBA Communications Corporation #	28,457	1,900	PG&E Corporation	71,155
4,100	Verizon Communications, Inc.	131,569	3,100	PPL Corporation	114,762
2,600	Vodafone Group plc ADR	57,460	4,200	Public Service Enterprise Group, Inc.	137,718
1,400	Windstream Corporation	15,316	1,500	Questar Corporation	61,380
	Total Telecommunications		900	Scottish & Southern Energy plc	22,900
	Services	512,284	600	Sempra Energy	30,282

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Partner Utilities Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (82.5%)	Value	Shares	Common Stock (82.5%)	Value
Utilities — continued			400	Veolia Environnement	$16,457
3,100	Southern Company	$116,839	600	Wisconsin Energy Corporation	26,940
250	Suex Environnement SA #	6,156		Total Utilities	2,393,404
10	Suez Lyonnaise des Eaux	491
1,400	Tractebel Energia SA	14,788		Total Common Stock
600	UGI Corporation	15,468		(cost $4,346,106)	3,425,404

		Interest	Maturity
Shares	Short-Term Investments (18.1%)	Rate (+)	Date	Value
752,247	Thrivent Money Market Portfolio	2.900%	N/A	$752,247
	Total Short-Term Investments (at amortized cost)			752,247
	Total Investments (cost $5,098,353) 100.6%			$4,177,651
	Other Assets and Liabilities, Net (0.6%)			(23,303)
	Total Net Assets 100.0%			$4,154,348

			Value on
Foreign Currency	Contracts to	Settlement	Settlement		Unrealized
Forward Contracts (Sales)	Deliver/Receive	Date	Date	Value	Gain/(Loss)
Euro	8,090	10/1/08 – 10/3/08	$11,668	$11,389	$279
Total Foreign Currency
Forward Contracts (Sales)			$11,668	$11,389	$279

# Non-income producing security.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$10,643
Gross unrealized depreciation	(931,345)
Net unrealized appreciation (depreciation)	($920,702)
Cost for federal income tax purposes	$5,098,353

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Partner Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (93.7%)	Value	Shares	Common Stock (93.7%)	Value
Consumer Discretionary (11.4%)			52,050	Amedisys, Inc. #*	$2,533,274
26,140	Aeropostale, Inc. #*	$839,355	30,610	Auxilium Pharmaceuticals, Inc. #*	991,764
11,550	Buckle, Inc. ‡	641,487	4,830	Cougar Biotechnologies #	161,274
21,140	Capella Education Company #	906,060	46,960	Eclipsys Corporation	983,812
175,680	Chico’s FAS, Inc. #*	960,970	36,010	Haemonetics Corporation #	2,222,537
16,470	Deckers Outdoor Corporation #*	1,714,198	52,180	ICON plc ADR #	1,995,885
50,320	Gymboree Corporation #	1,786,360	22,340	Myriad Genetics, Inc. *	1,449,419
56,770	Hibbett Sports, Inc. #*	1,136,535	44,200	NuVasive, Inc. #*	2,180,386
55,810	Interactive Data Corporation	1,407,528	33,670	Onyx Pharmaceuticals, Inc. #	1,218,181
80,550	LKQ Corporation #	1,366,934	30,900	OSI Pharmaceuticals, Inc. *	1,523,061
63,680	Lululemon Athletica, Inc. #*	1,466,550	87,990	PAREXEL International Corporation #	2,521,793
32,330	Pulte Homes, Inc.	451,650	42,500	Perrigo Company	1,634,550
47,510	True Religion Apparel, Inc. *	1,228,134	37,420	Psychiatric Solutions, Inc. #	1,420,089
41,360	Warnaco Group, Inc. #*	1,873,194	34,790	Rigel Pharmaceuticals, Inc. *	812,346
83,560	WMS Industries, Inc. #	2,554,429	25,990	Savient Pharmaceuticals, Inc. #*	387,511
	Total Consumer Discretionary	18,333,384	46,420	Thoratec Corporation	1,218,525
			30,630	United Therapeutics Corporation #*	3,221,357
Consumer Staples (2.5%)			7,940	Universal Health Services, Inc.	444,878
76,350	Darling International, Inc.	848,248	37,580	West Pharmaceutical Services, Inc. *	1,834,656
37,340	Flowers Foods, Inc. *	1,096,302	66,990	Wright Medical Group, Inc. #*	2,039,176
34,150	Green Mountain Coffee Roasters, Inc. #*	1,343,461	26,210	Xenoport, Inc. #	1,270,923
26,420	TreeHouse Foods, Inc. #	784,674		Total Health Care	34,573,879
	Total Consumer Staples	4,072,685
			Industrials (18.3%)
Energy (7.4%)			68,280	Actuant Corporation	1,723,387
42,170	Arena Resources, Inc. #	1,638,304	67,880	Aecom Technology Corporation #‡	1,658,987
14,230	Carbo Ceramics, Inc. *	734,410	25,560	Chart Industries, Inc. #	729,994
41,000	Complete Production Services, Inc. #	825,330	20,220	Clean Harbors, Inc. #	1,365,861
40,810	Concho Resources, Inc. #	1,126,764	10,950	Energy Conversion Devices, Inc. #*	637,838
21,060	Core Laboratories NV *	2,133,799	17,740	ESCO Technologies, Inc.	854,536
44,700	EXCO Resources, Inc. #	729,504	21,680	Genesee & Wyoming, Inc. #	813,434
11,780	Foundation Coal Holdings, Inc.	419,132	35,960	Huron Consulting Group, Inc. #*	2,049,001
22,420	Goodrich Petroleum Corporation *	977,288	40,310	JA Solar Holdings Company,
12,870	Lufkin Industries, Inc.	1,021,234		Ltd. ADR #*	426,480
29,650	Penn Virginia Corporation	1,584,496	126,380	Kforce, Inc.	1,290,340
28,440	Willbros Group, Inc. #*	753,660	46,530	Landstar System, Inc.	2,050,112
	Total Energy	11,943,921	15,700	Lindsay Manufacturing Company *	1,142,175
			84,810	Mobile Mini, Inc. #*	1,639,377
Financials (5.7%)			110,870	MPS Group, Inc. #	1,117,570
61,150	Digital Realty Trust, Inc. ‡	2,889,338	47,560	Navigant Consulting, Inc. #	945,968
38,510	Dime Community Bancshares	586,122	66,490	Orbital Sciences Corporation #*	1,593,765
140,490	Extra Space Storage, Inc.	2,157,926	36,270	RBC Bearings, Inc. #	1,221,936
16,690	Home Properties, Inc. *	967,186	24,090	Teledyne Technologies, Inc. #	1,376,984
32,750	PrivateBancorp, Inc.	1,364,365	50,610	Tetra Tech, Inc. #	1,217,677
61,770	Riskmetrics Group, Inc. #*	1,208,839	10,560	Valmont Industries, Inc.	$873,206
	Total Financials	9,173,776	44,440	Wabtec Corporation	2,276,661
			24,770	Waste Connections, Inc. #	849,611
			41,690	Woodward Governor Company	1,470,406
Health Care (21.5%)				Total Industrials	29,325,306
38,870	Acorda Therapeutics, Inc. #*	927,050
40,240	Alexion Pharmaceuticals, Inc. #‡	1,581,432

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Partner Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (93.7%)	Value	Shares	Common Stock (93.7%)	Value
Information Technology (21.0%)			Materials (3.9%)
72,540	Ariba, Inc. *	$1,024,990	22,100	Cabot Corporation	$702,338
60,990	AsiaInfo Holdings #	559,888	23,460	Century Aluminum Company #	649,607
82,510	Atheros Communications, Inc. #*	1,945,586	17,430	Compass Minerals International, Inc.	913,158
68,120	Cavium Networks, Inc. #*	959,130	25,430	Koppers Holdings, Inc.	951,336
54,320	Concur Technologies, Inc. #*	2,078,283	30,060	Olin Corporation	583,164
20,150	DTS, Inc. #*	560,774	70,290	Solutia, Inc. #	984,060
45,490	F5 Networks, Inc. #	1,063,556	92,210	Temple-Inland, Inc. *	1,407,125
22,819	Gartner Group, Inc. #	517,535		Total Materials	6,190,788
55,650	Interwoven, Inc.	785,778
64,420	Microsemi Corporation #*	1,641,422	Telecommunications Services (0.8%)
72,480	Monolithic Power Systems, Inc. #	1,258,978	18,820	NTELOS Holdings Corporation	506,070
46,630	Net 1 UEPS Technology, Inc. #	1,041,248	60,020	Premiere Global Services, Inc. #	843,881
92,110	Novellus Systems, Inc. #*	1,809,040		Total Telecommunications
101,680	Omniture, Inc. #*	1,866,845		Services	1,349,951
78,020	Plexus Corporation #	1,615,014
270,970	PMC-Sierra, Inc.	2,010,597	Utilities (1.2%)
92,000	Polycom, Inc. #	2,127,960	37,560	ITC Holdings Corporation	1,944,481
97,030	Riverbed Technology, Inc. #	1,214,816		Total Utilities	1,944,481
52,060	Sybase, Inc. #	1,594,077
69,740	Taleo Corporation #	1,387,129		Total Common Stock
82,280	TiVo, Inc. #*	602,290		(cost $154,892,170)	150,620,913
28,630	Verigy, Ltd. #	466,096
71,840	VistaPrint, Ltd. #*	2,359,226
58,200	Vocus, Inc. #	1,976,472
55,750	Websense, Inc. #*	1,246,012
	Total Information Technology	33,712,742

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (30.7%)	Rate (+)	Date	Value
49,343,358	Thrivent Financial Securities Lending Trust	2.800%	N/A	$49,343,358
	Total Collateral Held for Securities Loaned
	(cost $49,343,358)			49,343,358

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Partner Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (5.1%)	Rate (+)	Date	Value
$100,000	Federal Home Loan Bank Discount Notes ‡	2.250%	12/10/2008	$99,514
400,000	Federal National Mortgage Association ‡	2.337	12/10/2008	398,056
7,697,666	Thrivent Money Market Portfolio	2.900	N/A	7,697,666
	Total Short-Term Investments (cost $8,195,420)			8,195,236
	Total Investments (cost $212,430,948) 129.5%			$208,159,507
	Other Assets and Liabilities, Net (29.5%)			(47,450,673)
	Total Net Assets 100.0%			$160,708,834

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
Russell 2000 Index Mini-Futures	99	December 2008	$6,940,683	$6,723,090	($217,593)
Total Futures					($217,593)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At September 30, 2008, $398,056 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $5,580,154 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$9,192,285
Gross unrealized depreciation	(13,463,726)
Net unrealized appreciation (depreciation)	($4,271,441)
Cost for federal income tax purposes	$212,430,948

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Partner Small Cap Value Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (95.7%)	Value	Shares	Common Stock (95.7%)	Value
Consumer Discretionary (12.3%)			70,000	Gladstone Capital Corporation *	$1,066,800
153,500	Aaron Rents, Inc. *	$4,155,245	70,000	Hatteras Financial Corporation	1,624,000
49,700	Cavco Industries, Inc. #	1,796,655	119,000	Hercules Technology Growth
74,000	Corinthian Colleges, Inc. #*	1,110,000		Capital, Inc. *	1,154,300
45,400	CSS Industries, Inc.	1,168,596	61,800	Home Bancshares, Inc. *	1,598,766
76,500	Dixie Group, Inc. #*	562,275	18,000	iShares Russell 2000 Value Fund *	1,210,320
59,400	Dorman Products, Inc. #	744,282	58,200	JMP Group, Inc.	302,640
93,200	Drew Industries, Inc. #*	1,594,652	84,000	Kite Realty Group Trust	924,000
69,000	Fred’s, Inc. *	981,180	59,700	LaSalle Hotel Properties *	1,392,204
80,300	Haverty Furniture Companies, Inc. *	918,632	4,000	Markel Corporation #	1,406,000
46,800	Lee Enterprises, Inc. *	163,800	94,500	Max Re Capital, Ltd.	2,195,235
49,600	M/I Homes, Inc. *	1,129,888	95,700	Meadowbrook Insurance Group, Inc.	675,642
57,000	MarineMax, Inc. #*	412,110	51,100	National Interstate Corporation *	1,227,933
40,000	Matthews International Corporation	2,029,600	36,000	Parkway Properties, Inc. *	1,362,960
80,000	Men’s Wearhouse, Inc. *	1,699,200	82,200	PennantPark Investment Corporation	609,102
80,000	Meritage Homes Corporation #*	1,976,000	37,000	Piper Jaffray Companies #	1,600,250
67,500	Pool Corporation *	1,574,775	61,500	Potlatch Corporation *	2,852,985
69,100	Saga Communications, Inc. #	393,870	75,500	ProAssurance Corporation #*	4,228,000
140,000	Shiloh Industries, Inc.	1,183,000	47,000	Provident Bankshares Corporation	456,370
49,600	Stanley Furniture Company, Inc.	452,848	32,700	Redwood Trust, Inc. *	710,571
68,000	Steak n Shake Company #*	590,240	53,000	Sandy Spring Bancorp, Inc. *	1,171,300
154,500	Stein Mart, Inc. *	604,095	54,000	Seabright Insurance Holdings #	702,000
47,900	Steven Madden, Ltd.	1,186,962	120,000	Strategic Hotel Capital, Inc. *	906,000
108,000	Winnebago Industries, Inc. *	1,395,360	42,700	SVB Financial Group #	2,473,184
	Total Consumer Discretionary	27,823,265	51,500	Wintrust Financial Corporation	1,511,525
				Total Financials	43,059,721
Consumer Staples (1.9%)
260,000	Alliance One International, Inc. #	988,000	Health Care (5.9%)
45,900	Casey’s General Stores, Inc. *	1,384,803	17,000	Analogic Corporation	845,920
44,000	Nash Finch Company	1,897,280	42,200	Angiodynamics, Inc. #	666,760
	Total Consumer Staples	4,270,083	7,000	Atrion Corporation	721,210
			402,000	Lexicon Pharmaceuticals, Inc. #	715,560
Energy (6.1%)			103,000	Momenta Pharmaceuticals, Inc. #*	1,350,330
13,300	Atwood Oceanics, Inc. #*	484,120	34,000	National Healthcare Corporation *	1,602,080
45,400	Carbo Ceramics, Inc. *	2,343,094	81,100	Owens & Minor, Inc.	3,933,350
65,900	Hercules Offshore, Inc. #*	999,044	68,200	Triple-S Management Corporation #*	1,110,978
195,000	Mariner Energy, Inc. #	3,997,500	50,800	West Pharmaceutical Services, Inc. *	2,480,056
175,000	NGAS Resources, Inc. *	831,250		Total Health Care	13,426,244
57,300	TETRA Technologies, Inc. #	793,605
60,000	Whiting Petroleum Corporation #	4,275,602	Industrials (24.9%)
	Total Energy	13,724,215	129,700	Accuride Corporation #*	207,520
			83,000	Alaska Air Group, Inc. #	1,692,370
Financials (19.0%)			29,000	Ameron International Corporation	2,077,850
188,900	Ares Capital Corporation *	1,970,227	48,100	Applied Industrial Technologies, Inc.	1,295,333
66,000	Cascade Bancorp *	586,740	33,500	Astec Industries, Inc. #*	1,032,805
131,500	Cedar Shopping Centers, Inc.	1,738,430	157,000	Beacon Roofing Supply, Inc. #*	2,452,340
125,605	East West Bancorp, Inc. *	1,720,788	55,700	Belden, Inc. *	1,771,817
37,000	Employers Holdings, Inc.	643,060	69,000	C&D Technologies, Inc. #*	391,920
120,000	First Financial Fund, Inc.	915,600	32,000	Cascade Corporation *	1,401,920
85,700	Glacier Bancorp, Inc. *	2,122,789	47,000	Circor International, Inc.	2,041,210

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Partner Small Cap Value Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (95.7%)	Value	Shares	Common Stock (95.7%)	Value
Industrials — continued			91,000	Progress Software Corporation #	$2,365,090
89,200	Comfort Systems USA, Inc.	$1,191,712	760,000	Safeguard Scientifics, Inc. #*	950,000
43,000	Courier Corporation	875,480	67,100	SPSS, Inc. #	1,970,056
66,800	Dollar Thrifty Automotive		43,000	Standard Microsystems Corporation #	1,074,140
	Group, Inc. #*	128,924	80,400	StarTek, Inc. #	516,168
16,200	Franklin Electric Company, Inc. *	721,710	92,300	Symyx Technologies, Inc. #	914,693
23,100	FTI Consulting, Inc. #	1,668,744	69,000	Synnex Corporation #*	1,541,460
59,000	G & K Services, Inc.	1,949,950	84,000	Vignette Corporation	902,160
66,600	Genesee & Wyoming, Inc. #	2,498,832	53,300	Xyratex, Ltd. #	593,229
81,300	Gibraltar Industries, Inc. *	1,521,123	403,900	Zarlink Semiconductor, Inc. #*	183,976
48,500	Greenbrier Companies, Inc. *	946,235		Total Information Technology	24,412,530
64,000	Hub Group, Inc. #	2,409,600
60,500	IDEX Corporation	1,876,710	Materials (8.6%)
78,800	Insituform Technologies, Inc. #*	1,178,848	45,400	Airgas, Inc.	2,254,110
37,100	Kaman Corporation	1,056,608	66,000	AMCOL International Corporation *	2,063,160
173,000	Kforce, Inc.	1,766,330	99,400	American Vanguard Corporation *	1,498,952
66,500	Kirby Corporation #	2,523,010	84,000	AptarGroup, Inc.	3,285,240
393,400	Kratos Defense & Security		62,500	Arch Chemicals, Inc. *	2,206,250
	Solutions, Inc. #	774,998	59,000	Carpenter Technology Corporation	1,513,350
89,000	McGrath Rentcorp	2,564,980	31,000	Chesapeake Corporation #	20,770
205,400	MPS Group, Inc. #	2,070,432	13,800	Deltic Timber Corporation	879,750
58,900	Navigant Consulting, Inc. #	1,171,521	56,400	Innospec, Inc.	680,184
52,000	Nordson Corporation	2,553,720	25,400	Minerals Technologies, Inc. *	1,507,744
25,913	School Specialty, Inc. #*	808,226	143,000	Myers Industries, Inc. *	1,803,230
78,000	Sterling Construction Company, Inc. #	1,263,600	170,000	Wausau-Mosinee Paper Corporation *	1,722,100
49,000	Universal Forest Products, Inc.	1,710,590		Total Materials	19,434,840
147,500	Vitran Corporation, Inc. #	1,986,825
53,900	Waste Connections, Inc. #	1,848,770	Telecommunications Services (0.8%)
81,000	Woodward Governor Company	2,856,870	120,000	Premiere Global Services, Inc. #*	1,687,200
	Total Industrials	56,289,433		Total Telecommunications
				Services	1,687,200
Information Technology (10.8%)
202,900	Acme Packet, Inc. #*	1,162,617	Utilities (5.4%)
130,000	Advanced Energy Industries, Inc. #	1,778,400	76,000	Black Hills Corporation	2,361,320
121,100	Ariba, Inc. *	1,711,143	108,500	Cleco Corporation *	2,739,625
37,000	ATMI, Inc. #	665,260	66,300	El Paso Electric Company #	1,392,300
101,500	Brooks Automation, Inc. #	848,540	42,500	Empire District Electric Company *	907,375
27,000	Cabot Microelectronics Corporation #*	866,160	67,200	Southwest Gas Corporation	2,033,472
70,800	Catapult Communications		47,300	UniSource Energy Corporation	1,380,687
	Corporation #	340,548	49,000	Vectren Corporation	1,364,650
53,000	Cymer, Inc. #	1,342,490		Total Utilities	12,179,429
97,000	Electro Rent Corporation	1,302,710
163,000	GSI Group, Inc. #	575,390		Total Common Stock
45,000	Littelfuse, Inc. #	1,337,850		(cost $219,506,961)	216,306,960
77,000	Methode Electronics, Inc.	688,380
131,000	Palm, Inc. *	782,070

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Partner Small Cap Value Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Preferred Stock (0.6%)	Value
820	East West Bancorp, Inc.	$720,575
55,300	National Healthcare Corporation,
	Convertible	727,195
	Total Preferred Stock
	(cost $1,560,341)	1,447,770

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (27.4%)	Rate (+)	Date	Value
61,982,475	Thrivent Financial Securities Lending Trust	2.800%	N/A	$61,982,475
	Total Collateral Held for Securities Loaned
	(cost $61,982,475)			61,982,475

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (4.7%)	Rate (+)	Date	Value
$4,055,000	Park Avenue Receivables Corporation	5.500%	10/1/2008	$4,055,000
6,588,761	Thrivent Money Market Portfolio	2.900	N/A	6,588,761
	Total Short-Term Investments (at amortized cost)			10,643,761
	Total Investments (cost $293,693,538) 128.4%			$290,380,966
	Other Assets and Liabilities, Net (28.4%)			(64,191,396)
	Total Net Assets 100.0%			$226,189,570

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$25,662,547
Gross unrealized depreciation	(28,975,119)
Net unrealized appreciation (depreciation)	($3,312,572)
Cost for federal income tax purposes	$293,693,538

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (95.9%)	Value	Shares	Common Stock (95.9%)	Value
Consumer Discretionary (12.2%)			103,300	Nu Skin Enterprises, Inc.	$1,675,526
29,300	American Public Education, Inc. #	$1,414,604	74,100	Omega Protein Corporation #	871,416
122,300	ArvinMeritor, Inc. *	1,594,792	33,600	Ralcorp Holdings, Inc.	2,264,976
39,100	Burger King Holdings, Inc.	960,296	89,500	TreeHouse Foods, Inc. #	2,658,150
101,100	Carters, Inc.	1,994,703	60,000	United Natural Foods, Inc. #*	1,499,400
66,500	CEC Entertainment, Inc. #	2,207,800		Total Consumer Staples	18,993,921
39,600	Children’s Place Retail Stores, Inc. #	1,320,660
13,400	Deckers Outdoor Corporation #	1,394,672	Energy (4.8%)
48,400	Dollar Tree, Inc. #	1,759,824	13,600	Alpha Natural Resources, Inc. #‡	699,448
133,400	Fred’s, Inc. *	1,896,948	20,100	Complete Production Services, Inc. #	404,613
162,000	Fuqi International, Inc. #	1,320,300	6,000	Core Laboratories NV *	607,920
24,200	Gentex Corporation	346,060	302,300	Edge Petroleum Corporation #*	541,117
38,400	Guess ?, Inc.	1,335,936	25,200	Forest Oil Corporation #	1,249,920
31,400	Hasbro, Inc.	1,090,208	29,000	Frontier Oil Corporation	534,180
34,600	Hibbett Sports, Inc. #*	692,692	46,500	Input/Output, Inc. #	659,835
146,300	Hot Topic, Inc. #	967,043	48,200	Mariner Energy, Inc. #	988,100
29,500	Interactive Data Corporation	743,990	50,500	McMoran Exploration Company #*	1,193,820
24,700	ITT Educational Services, Inc. #*	1,998,477	41,200	Oil States International, Inc. #	1,456,420
67,500	Jack in the Box, Inc. #	1,424,250	31,200	Penn Virginia Corporation	1,667,328
121,900	Leapfrog Enterprises, Inc. #*	1,287,264	30,397	Petrohawk Energy Corporation #	657,487
24,600	LKQ Corporation #*	417,462	34,100	Petroleum Development Corporation #	1,513,017
59,300	Marvel Entertainment, Inc. *	2,024,502	23,100	Range Resources Corporation	990,297
32,000	Matthews International Corporation	1,623,680	19,200	SandRidge Energy, Inc. #	376,320
55,200	Meritage Homes Corporation #	1,363,440	70,800	Tesco Corporation #*	1,482,552
26,400	Polaris Industries, Inc. *	1,200,936	54,100	TETRA Technologies, Inc. #	749,285
91,600	Pulte Homes, Inc.	1,279,652	40,200	Union Drilling, Inc. #	425,718
35,500	Regal Entertainment Group *	560,190	17,600	Whiting Petroleum Corporation #	1,254,176
104,300	Rent-A-Center, Inc. #	2,323,804	55,700	Willbros Group, Inc. #*	1,476,050
36,600	Ross Stores, Inc.	1,347,246		Total Energy	18,927,603
299,200	Shuffle Master, Inc. #*	1,522,928
22,800	Steiner Leisure, Ltd.	783,864	Financials (25.4%)
1,900	Strayer Education, Inc.	380,494	13,500	Alexandria Real Estate Equities, Inc. *	1,526,580
22,800	TJX Companies, Inc. *	695,856	55,600	American Campus Communities, Inc. *	1,883,728
48,500	Toll Brothers, Inc. #	1,223,655	114,900	American Equity Investment Life
41,600	Tractor Supply Company #*	1,749,280		Holding Company	861,750
46,600	Warnaco Group, Inc. #*	2,110,514	57,800	American Financial Group, Inc.	1,705,100
58,900	WMS Industries, Inc. #	1,800,573	93,000	Amerisafe, Inc. #	1,692,600
	Total Consumer Discretionary	48,158,595	79,100	Aspen Insurance Holdings, Ltd.	2,175,250
			22,200	Bank of Hawaii Corporation *	1,186,590
Consumer Staples (4.8%)			90,250	BioMed Realty Trust, Inc.	2,387,112
45,142	Calavo Growers, Inc. *	562,469	25,200	Cash America International, Inc.	908,208
66,200	Casey’s General Stores, Inc.	1,997,254	28,800	City Holding Company	1,216,800
13,600	Central European Distribution		161,000	Colonial BancGroup, Inc.	1,265,460
	Corporation #*‡	617,576	73,100	Community Bank System, Inc. *	1,838,465
22,200	Chattem, Inc. #*	1,735,596	45,300	Corporate Office Properties Trust	1,827,855
17,100	Diamond Foods, Inc.	479,313	33,193	Cullen/Frost Bankers, Inc.	1,991,580
49,500	Elizabeth Arden, Inc. #	971,685	39,700	Digital Realty Trust, Inc.	1,875,825
36,100	Flowers Foods, Inc.	1,059,896	74,500	Dime Community Bancshares	1,133,890
28,600	Herbalife, Ltd.	1,130,272	104,300	East West Bancorp, Inc. *	1,428,910
34,100	Nash Finch Company	1,470,392	34,600	Entertainment Properties Trust	1,893,312

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (95.9%)	Value	Shares	Common Stock (95.9%)	Value
Financials — continued			Health Care (13.7%)
66,100	First Cash Financial Services, Inc. #	$991,500	35,800	Alexion Pharmaceuticals, Inc. #	$1,406,940
48,500	First Midwest Bancorp, Inc.	1,175,640	34,500	Alpharma, Inc. #*	1,272,705
155,000	First Niagara Financial Group, Inc.	2,441,250	29,400	Amedisys, Inc. #*	1,430,898
57,900	Glacier Bancorp, Inc. *	1,434,183	74,100	AmSurg Corporation #*	1,887,327
47,500	Hanover Insurance Group, Inc.	2,162,200	40,700	ArthroCare Corporation #*	1,128,204
70,900	HCC Insurance Holdings, Inc.	1,914,300	19,800	Beckman Coulter, Inc.	1,405,602
33,000	Home Properties, Inc. *	1,912,350	51,076	BioMarin Pharmaceutical, Inc. #*	1,353,003
23,700	Infinity Property &		13,300	Bio-Rad Laboratories, Inc. #	1,318,296
	Casualty Corporation	976,440	20,100	Cephalon, Inc. #*	1,557,549
118,000	Inland Real Estate Corporation *	1,851,420	8,900	Charles River Laboratories
117,700	Investors Real Estate Trust *	1,317,063		International, Inc. #	494,217
69,500	IPC Holdings, Ltd.	2,099,595	23,500	Community Health Systems, Inc. #	688,785
96,000	iShares Dow Jones US Home		9,700	Haemonetics Corporation #	598,684
	Construction Index Fund *	1,724,160	57,200	HealthExtras, Inc. #	1,494,064
30,000	iShares Russell 2000 Index Fund *	2,051,700	98,800	Healthspring, Inc. #	2,090,608
30,300	iShares Russell 2000 Value Fund *	2,037,372	52,400	ICON plc ADR #	2,004,300
45,800	iShares Russell Microcap Index Fund *	2,039,474	13,100	Integra LifeSciences Holdings
171,900	MGIC Investment Corporation *	1,208,457		Corporation #*	576,793
89,300	National Retail Properties, Inc.	2,138,735	66,475	IPC The Hospitalist Company, Inc. #	1,708,408
35,500	Nationwide Health Properties, Inc. *	1,277,290	65,300	Kindred Healthcare, Inc. #	1,800,321
129,700	NewAlliance Bancshares, Inc. *	1,949,391	56,600	Lincare Holdings, Inc. #	1,703,094
73,700	Old National Bancorp *	1,475,474	28,900	Martek Biosciences Corporation #*	908,038
48,300	optionsXpress Holdings, Inc.	937,986	39,800	Masimo Corporation #	1,480,560
88,900	Phoenix Companies, Inc.	821,436	12,900	Myriad Genetics, Inc. *	836,952
73,800	Platinum Underwriters Holdings, Ltd.	2,618,424	59,400	Natus Medical, Inc.	1,346,004
41,900	Portfolio Recovery Associates, Inc. #*	2,037,597	34,000	NuVasive, Inc. #*	1,677,220
27,200	Potlatch Corporation *	1,261,808	12,900	OSI Pharmaceuticals, Inc. *	635,841
23,400	ProAssurance Corporation #	1,310,400	42,000	Owens & Minor, Inc.	2,037,000
57,600	Prosperity Bancshares, Inc. *	1,957,824	71,600	PAREXEL International Corporation #	2,052,056
51,800	Raymond James Financial, Inc. *	1,708,364	38,400	Pediatrix Medical Group, Inc. #	2,070,528
48,300	Realty Income Corporation	1,236,480	23,200	PerkinElmer, Inc.	579,304
30,700	RLI Corporation	1,906,163	28,600	Perrigo Company	1,099,956
56,000	Senior Housing Property Trust	1,334,480	67,200	Phase Forward, Inc. #	1,405,152
34,200	Signature Bank #	1,192,896	52,700	PSS World Medical, Inc. #*	1,027,650
154,300	South Financial Group, Inc.	1,131,019	20,200	Psychiatric Solutions, Inc. #	766,590
176,100	Sterling Bancshares, Inc.	1,840,245	21,400	Shire Pharmaceuticals Group plc ADR *	1,021,850
63,700	Sterling Financial Corporation	923,650	51,700	STERIS Corporation	1,942,886
59,750	Stifel Financial Corporation #*	2,981,527	14,400	United Therapeutics Corporation #*	1,514,448
117,000	Strategic Hotel Capital, Inc. *	883,350	27,000	Universal Health Services, Inc.	1,512,810
40,600	SVB Financial Group #	2,351,552	47,300	West Pharmaceutical Services, Inc. *	2,309,186
243,100	UCBH Holdings, Inc. *	1,558,271	54,800	Wright Medical Group, Inc. #*	1,668,112
34,800	UMB Financial Corporation	1,827,696		Total Health Care	53,811,941
12,600	United Bankshares, Inc.	441,000
25,300	United Fire & Casual Company	723,327	Industrials (13.8%)
54,300	Washington Real Estate Investment		61,500	Applied Industrial Technologies, Inc.	1,656,195
	Trust *	1,989,009	47,300	Brady Corporation	1,668,744
11,400	Westamerica Bancorporation *	655,842	14,600	Bucyrus International, Inc.	652,328
42,200	World Acceptance Corporation #*	1,519,200	43,900	Carlisle Companies, Inc.	1,315,683
	Total Financials	100,126,555	29,200	Ceradyne, Inc. #*	1,070,472

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (95.9%)	Value	Shares	Common Stock (95.9%)	Value
Industrials — continued			176,242	Compuware Corporation #	$1,707,785
39,000	Columbus McKinnon Corporation	$919,230	31,300	Comtech Telecommunications
51,700	Continental Airlines, Inc. *	862,356		Corporation #	1,541,212
24,600	Copa Holdings SA	799,500	55,300	Cypress Semiconductor Corporation	288,666
43,900	Curtiss-Wright Corporation	1,995,255	54,600	DTS, Inc. #*	1,519,518
71,800	EMCOR Group, Inc. #	1,889,776	186,500	EarthLink, Inc. *	1,585,250
23,500	EnerSys #*	463,185	73,300	F5 Networks, Inc. #	1,713,754
26,500	EnPro Industries, Inc. #	984,740	46,252	FLIR Systems, Inc. #	1,777,002
15,200	Esterline Technologies Corporation #	601,768	76,105	FormFactor, Inc. #	1,325,749
35,100	FTI Consulting, Inc. #	2,535,624	78,700	Informatica Corporation #	1,022,313
9,200	Gardner Denver, Inc. #	319,424	51,700	Insight Enterprises, Inc. #	693,297
22,700	Genesee & Wyoming, Inc. #	851,704	16,500	Intersil Corporation	273,570
48,000	Heartland Express, Inc.	744,960	19,716	Itron, Inc. #*	1,745,457
48,600	Hub Group, Inc. #	1,829,790	64,500	Lawson Software, Inc. #	451,500
55,600	IDEX Corporation	1,724,712	40,200	ManTech International Corporation #	2,383,458
33,400	JB Hunt Transport Services, Inc. *	1,114,558	43,700	MKS Instruments, Inc. #	870,067
13,800	Kaydon Corporation	621,828	54,200	Monolithic Power Systems, Inc. #	941,454
122,300	Kforce, Inc.	1,248,683	159,300	ON Semiconductor Corporation #	1,076,868
16,800	Kirby Corporation #	637,392	117,700	Parametric Technology Corporation #	2,165,680
94,600	Knight Transportation, Inc. *	1,605,362	138,900	Perot Systems Corporation #	2,409,915
115,500	Knoll, Inc.	1,746,360	26,300	Plexus Corporation #	544,410
21,400	Landstar System, Inc.	942,884	174,169	PMC-Sierra, Inc.	1,292,334
37,700	Lennox International, Inc.	1,254,279	88,200	Polycom, Inc. #*	2,040,066
37,800	Moog, Inc. #	1,620,864	95,800	QLogic Corporation #	1,471,488
23,800	MSC Industrial Direct Company, Inc.	1,096,466	36,212	Quest Software, Inc.	459,530
24,000	Northwest Pipe Company #*	1,046,880	25,200	Rogers Corporation #	931,896
56,900	Oshkosh Corporation	748,804	288,700	S1 Corporation	1,766,844
54,000	Pacer International, Inc.	889,380	72,100	SAIC, Inc. #	1,458,583
36,300	Pentair, Inc.	1,254,891	21,800	ScanSource, Inc. #*	627,622
47,399	Polypore International, Inc. #	1,019,552	44,100	Shanda Interactive Entertainment,
36,300	Regal-Beloit Corporation	1,543,476		Ltd. #*	1,126,755
6,600	Robbins & Myers, Inc.	204,138	28,400	Skyworks Solutions, Inc. #	237,424
12,200	Roper Industries, Inc.	694,912	70,200	Solera Holdings, Inc. #	2,016,144
15,163	SunPower Corporation Class B #	1,047,005	90,100	Sybase, Inc. #	2,758,862
103,200	Sykes Enterprises, Inc. #	2,266,272	129,200	TIBCO Software, Inc. #*	945,744
33,200	Teledyne Technologies, Inc. #	1,897,712	23,900	Trimble Navigation, Ltd. #	618,054
29,800	Trinity Industries, Inc. *	766,754	17,600	Varian Semiconductor Equipment
71,950	Waste Connections, Inc. #*	2,467,885		Associates, Inc. #	442,112
32,800	Watson Wyatt Worldwide, Inc.	1,631,144		Total Information Technology	51,293,877
21,900	WESCO International, Inc. #	704,742
44,200	Woodward Governor Company	1,558,934	Materials (3.7%)
	Total Industrials	54,516,603	31,300	Airgas, Inc.	1,554,045
			12,600	AptarGroup, Inc.	492,786
Information Technology (13.0%)			51,400	Bemis Company, Inc. ‡	1,342,568
37,000	ADC Telecommunications, Inc. #	312,650	11,600	FMC Corporation	596,124
45,500	Anixter International, Inc. #*	2,707,705	34,400	Greif, Inc. *	2,257,328
42,700	ANSYS, Inc. #*	1,617,049	39,400	Koppers Holdings, Inc.	1,473,954
87,200	Atmel Corporation #	295,608	80,900	Pactiv Corporation #	2,008,747
26,900	Cabot Microelectronics Corporation #	862,952	50,500	Rock-Tenn Company	2,018,990
25,300	CACI International, Inc. #	1,267,530	45,500	Rockwood Holdings, Inc. #	1,167,530

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (95.9%)	Value	Shares	Common Stock (95.9%)	Value
Materials — continued			Utilities (3.0%)
28,000	Royal Gold, Inc. *	$1,006,880	76,500	Avista Corporation	$1,660,815
34,200	RPM International, Inc.	661,428	57,200	Cleco Corporation *	1,444,300
	Total Materials	14,580,380	78,700	El Paso Electric Company #	1,652,700
			52,300	New Jersey Resources Corporation	1,877,047
Telecommunications Services (1.5%)			43,400	Piedmont Natural Gas Company, Inc. *	1,387,064
27,300	CenturyTel, Inc. *	1,000,545	25,600	Portland General Electric Company	605,696
60,200	NTELOS Holdings Corporation	1,618,778	56,500	UGI Corporation	1,456,570
124,800	Premiere Global Services, Inc. #	1,754,688	27,200	UniSource Energy Corporation	793,968
85,000	Syniverse Holdings, Inc. #	1,411,850	34,000	Vectren Corporation	946,900
	Total Telecommunications			Total Utilities	11,825,060
	Services	5,785,861
				Total Common Stock
				(cost $376,065,450)	378,020,396

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (23.0%)	Rate (+)	Date	Value
90,566,549	Thrivent Financial Securities Lending Trust	2.800%	N/A	$90,566,549
	Total Collateral Held for Securities Loaned
	(cost $90,566,549)			90,566,549

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (5.0%)	Rate (+)	Date	Value
$2,000,000	Federal National Mortgage Association ‡	2.100%	12/10/2008	$1,990,278
3,470,000	Novartis Finance Corporation	1.250	10/1/2008	3,470,000
14,388,871	Thrivent Money Market Portfolio	2.900	N/A	14,388,871
	Total Short-Term Investments (cost $19,850,800)			19,849,149
	Total Investments (cost $486,482,799) 123.9%			$488,436,094
	Other Assets and Liabilities, Net (23.9%)			(94,267,236)
	Total Net Assets 100.0%			$394,168,858

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
Russell 2000 Index Mini-Futures	29	December 2008	$2,079,677	$1,969,390	($110,287)
Total Futures					($110,287)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At September 30, 2008, $1,990,278 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $2,357,886 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$24,976,175
Gross unrealized depreciation	(23,022,880)
Net unrealized appreciation (depreciation)	$1,953,295
Cost for federal income tax purposes	$486,482,799

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value
Consumer Discretionary (13.9%)			34,100	Jack in the Box, Inc. #	$719,510
7,100	4Kids Entertainment, Inc. #	$50,126	16,500	JAKKS Pacific, Inc. #	411,015
32,075	Aaron Rents, Inc.	868,270	15,230	Jo-Ann Stores, Inc. #	319,525
10,600	AH Belo Corporation	54,696	10,975	Joseph A. Bank Clothiers, Inc. #*	368,760
16,000	Arbitron, Inc. ‡	715,040	16,100	K-Swiss, Inc.	280,140
7,200	Arctic Cat, Inc. *	65,880	7,500	Landry’s Restaurants, Inc. *	116,625
12,600	ATC Technology Corporation #	299,124	31,200	La-Z-Boy, Inc. *	290,784
11,100	Audiovox Corporation #	104,007	8,900	Libbey, Inc. *	75,739
7,000	Bassett Furniture Industries, Inc.	59,850	9,900	Lithia Motors, Inc. *	42,669
13,000	Big 5 Sporting Goods Corporation *	134,160	45,600	Live Nation, Inc. #*	741,912
8,800	Blue Nile, Inc. #*	377,256	81,600	LKQ Corporation #*	1,384,752
25,425	Brown Shoe Company, Inc.	416,462	8,400	M/I Homes, Inc. *	191,352
52,700	Brunswick Corporation *	674,033	11,200	Maidenform Brands, Inc. #	162,512
9,400	Buckle, Inc. *	522,076	12,700	Marcus Corporation	204,216
10,700	Buffalo Wild Wings, Inc. #*	430,568	11,100	MarineMax, Inc. #*	80,253
23,600	Cabela’s, Inc. #	285,088	31,100	Men’s Wearhouse, Inc. *	660,564
14,800	California Pizza Kitchen, Inc. #	190,476	18,500	Meritage Homes Corporation #*	456,950
17,800	Cato Corporation	312,390	8,400	Midas, Inc. #	115,584
13,300	CBRL Group, Inc.	349,790	17,900	Monaco Coach Corporation	34,905
13,625	CEC Entertainment, Inc. #	452,350	6,900	Monarch Casino & Resort, Inc. #	78,591
46,800	Champion Enterprises, Inc. #	259,740	10,800	Movado Group, Inc.	241,380
12,600	Charlotte Russe Holding, Inc. #	129,150	13,900	Multimedia Games, Inc. #*	60,187
14,500	Children’s Place Retail Stores, Inc. #	483,575	2,900	National Presto Industries, Inc.	216,050
21,325	Christopher & Banks Corporation	163,563	13,900	Nautilus Group, Inc. #	63,523
31,500	CKE Restaurants, Inc.	333,900	17,800	NutriSystem, Inc. *	315,416
17,000	Coinstar, Inc. #	544,000	12,800	O’Charley’s, Inc.	112,000
2,700	CPI Corporation	29,025	45,700	OfficeMax, Inc.	406,273
49,800	Crocs, Inc. #*	178,284	8,200	Oxford Industries, Inc. *	211,806
7,900	Deckers Outdoor Corporation #	822,232	14,300	P.F. Chang’s China Bistro, Inc. #*	336,622
9,300	DineEquity, Inc. *	156,798	18,300	Panera Bread Company #*	931,470
27,200	Dress Barn, Inc. #	415,888	13,000	Papa John’s International, Inc. #	353,080
11,800	Drew Industries, Inc. #*	201,898	7,200	Peet’s Coffee & Tea, Inc. #*	201,024
17,733	E.W. Scripps Company *	125,372	26,700	Pep Boys — Manny, Moe & Jack *	165,006
17,250	Ethan Allen Interiors, Inc. *	483,345	7,100	Perry Ellis International, Inc.	105,861
32,993	Finish Line, Inc.	329,600	14,300	PetMed Express, Inc. #	224,510
45,900	Fleetwood Enterprises, Inc. #	46,818	36,100	Pinnacle Entertainment, Inc. #*	272,916
27,237	Fossil, Inc. #	768,901	19,500	Polaris Industries, Inc. *	887,055
24,050	Fred’s, Inc.	341,991	28,812	Pool Corporation *	672,184
11,500	Genesco, Inc. #	385,020	4,600	Pre-Paid Legal Services, Inc. #*	189,796
14,000	Group 1 Automotive, Inc.	304,220	76,400	Quiksilver, Inc. #	438,536
17,400	Gymboree Corporation #	617,700	48,000	Radio One, Inc. #	36,000
11,200	Haverty Furniture Companies, Inc.	128,128	10,300	RC2 Corporation #	206,000
17,150	Hibbett Sports, Inc. #*	343,343	10,200	Red Robin Gourmet Burgers, Inc. #*	273,360
37,600	Hillenbrand, Inc.	758,016	31,800	Ruby Tuesday, Inc. *	184,122
26,375	Hot Topic, Inc. #	174,339	10,100	Russ Berrie and Company, Inc. #	77,467
23,500	HSN, Inc. #	258,735	12,200	Ruth’s Chris Steak House, Inc. #	47,946
34,800	Iconix Brand Group, Inc. #*	455,184	27,050	Select Comfort Corporation #*	44,632
23,500	Interval Leisure Group, Inc. #	244,400	33,425	Shuffle Master, Inc. #*	170,133

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value
Consumer Discretionary — continued			18,200	Longs Drug Stores Corporation	$1,376,648
20,000	Skechers USA, Inc. #	$336,600	9,400	Mannatech, Inc.	37,600
4,100	Skyline Corporation	108,363	7,700	Nash Finch Company	332,024
16,900	Sonic Automotive, Inc.	142,974	10,500	Sanderson Farms, Inc. *	385,770
36,252	Sonic Corporation #*	528,192	13,300	Spartan Stores, Inc. *	330,904
19,700	Spartan Motors, Inc.	62,646	24,100	Spectrum Brands, Inc. #*	33,499
23,300	Stage Stores, Inc.	318,278	18,900	TreeHouse Foods, Inc. #	561,330
9,200	Stamps.com, Inc. #	107,364	25,800	United Natural Foods, Inc. #*	644,742
7,200	Standard Motor Products, Inc.	44,784	9,870	WD-40 Company	354,629
69,300	Standard Pacific Corporation *	340,263		Total Consumer Staples	10,943,438
17,217	Steak n Shake Company #*	149,444
15,300	Stein Mart, Inc. *	59,823	Energy (6.3%)
12,400	Sturm, Ruger & Company, Inc. #	86,056	33,500	Atwood Oceanics, Inc. #*	1,219,400
14,000	Superior Industries		13,900	Basic Energy Services, Inc. #*	296,070
	International, Inc. *	268,240	17,500	Bristow Group, Inc. #*	592,200
31,600	Texas Roadhouse, Inc. #	284,084	12,300	Carbo Ceramics, Inc. *	634,803
23,500	Ticketmaster #	252,155	18,400	Dril-Quip, Inc. #	798,376
19,300	Tractor Supply Company #*	811,565	8,600	Gulf Island Fabrication, Inc.	296,442
11,000	True Religion Apparel, Inc. *	284,350	13,800	Hornbeck Offshore Services, Inc. #*	532,956
18,100	Tuesday Morning Corporation #*	74,753	51,700	Input/Output, Inc. #	733,623
14,900	Tween Brands, Inc. #	145,871	9,000	Lufkin Industries, Inc.	714,150
8,600	UniFirst Corporation	370,574	15,700	Matrix Service Company #	299,870
8,400	Universal Electronic Inc. #	209,832	12,100	NATO Group, Inc. #	486,178
13,000	Universal Technical Institute, Inc. #*	221,780	25,200	Penn Virginia Corporation	1,346,688
9,500	Volcom, Inc. #	164,160	8,900	Petroleum Development Corporation #	394,893
17,500	Winnebago Industries, Inc. *	226,100	26,100	PetroQuest Energy, Inc. *	400,635
30,200	WMS Industries, Inc. #	923,214	30,000	Pioneer Drilling Company #	399,000
29,500	Wolverine World Wide, Inc.	780,865	12,550	SEACOR Holdings, Inc. #	990,822
21,300	Zale Corporation #*	532,500	74,632	Southern Union Company	1,541,151
12,000	Zumiez, Inc. #	197,760	37,400	St. Mary Land & Exploration Company	1,333,310
	Total Consumer Discretionary	38,058,110	20,800	Stone Energy Corporation #	880,464
			9,900	Superior Well Services, Inc. #*	250,569
Consumer Staples (4.0%)			18,600	Swift Energy Company #	719,634
53,500	Alliance One International, Inc. #	203,300	45,050	TETRA Technologies, Inc. #	623,942
10,900	Andersons, Inc. *	383,898	28,400	Unit Corporation #*	1,414,888
6,000	Boston Beer Company, Inc. #‡	284,940	17,600	World Fuel Services Corporation	405,328
30,600	Casey’s General Stores, Inc. ‡	923,202		Total Energy	17,305,392
42,800	Central Garden & Pet Company #	254,660
11,300	Chattem, Inc. #*	883,434	Financials (18.7%)
49,200	Darling International, Inc.	546,612	19,500	Acadia Realty Trust ‡	492,960
48,125	Flowers Foods, Inc.	1,412,950	10,900	Anchor BanCorp Wisconsin, Inc. *	80,115
18,200	Great Atlantic & Pacific Tea		29,000	Bank Mutual Corporation	329,150
	Company, Inc. #	196,924	4,940	BankAtlantic Bancorp, Inc. #	40,508
10,500	Green Mountain Coffee Roasters, Inc. #*	413,070	43,200	BioMed Realty Trust, Inc. ‡	1,142,640
24,200	Hain Celestial Group, Inc. #	666,226	34,500	Boston Private Financial
8,500	J & J Snack Foods Corporation	288,235		Holdings, Inc. *	301,530
18,900	Lance, Inc.	428,841	35,100	Brookline Bancorp, Inc.	448,929

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value
Financials — continued			16,500	Mid-America Apartment
16,900	Cascade Bancorp *	$150,241		Communities, Inc. *	$810,810
17,500	Cash America International, Inc.	630,700	13,400	Nara Bancorp, Inc.	150,080
26,800	Cedar Shopping Centers, Inc.	354,296	23,900	National Financial Partners	358,500
17,300	Central Pacific Financial Corporation	290,813	47,900	National penn Bancshares, Inc.	699,340
28,800	Colonial Properties Trust *	538,272	44,500	National Retail Properties, Inc.	1,065,775
10,900	Columbia Banking System, Inc.	193,257	8,000	Navigators Group, Inc.	464,000
18,000	Community Bank System, Inc.	452,700	39,800	Old National Bancorp *	796,796
18,700	Corus Bankshares, Inc. *	75,735	25,600	optionsXpress Holdings, Inc.	497,152
24,865	Delphi Financial Group, Inc.	697,215	9,200	Parkway Properties, Inc. *	348,312
55,500	DiamondRock Hospitality Company *	505,050	23,900	Pennsylvania Real Estate Investment
15,875	Dime Community Bancshares	241,618		Trust *	450,515
38,200	East West Bancorp, Inc. *	523,340	9,500	Piper Jaffray Companies #	410,875
15,100	EastGroup Properties, Inc.	732,954	9,200	Portfolio Recovery Associates, Inc. #*	447,396
19,800	Entertainment Properties Trust	1,083,456	13,000	Presidential Life Corporation	205,270
49,300	Extra Space Storage, Inc.	757,248	16,400	PrivateBancorp, Inc.	683,224
15,350	Financial Federal Corporation	351,822	20,200	ProAssurance Corporation #*	1,131,200
45,600	First BanCorp *	504,336	24,700	Prosperity Bancshares, Inc. *	839,553
15,500	First Cash Financial Services, Inc. #	232,500	19,964	Provident Bankshares Corporation *	193,850
38,800	First Commonwealth Financial		9,000	PS Business Parks, Inc.	518,400
	Corporation *	522,636	16,200	Rewards Network, Inc. #	81,324
19,200	First Financial Bancorp	280,320	10,700	RLI Corporation	664,363
12,500	First Financial Bankshares, Inc.	648,500	9,800	Safety Insurance Group, Inc.	371,714
29,212	First Midwest Bancorp, Inc.	708,099	31,700	Selective Insurance Group, Inc.	726,564
7,200	FirstFed Financial Corporation #*	56,448	68,900	Senior Housing Property Trust	1,641,887
30,500	Flagstar Bancorp, Inc. *	90,890	20,700	Signature Bank #*	722,016
21,500	Forestar Real Estate Group, Inc. #	317,125	43,800	South Financial Group, Inc.	321,054
28,300	Frontier Financial Corporation	380,069	13,200	Sovran Self Storage, Inc. *	593,076
32,500	Glacier Bancorp, Inc.	805,025	10,800	Sterling Bancorp	156,168
10,500	Greenhill & Company, Inc.	774,375	44,000	Sterling Bancshares, Inc.	459,800
26,800	Guaranty Financial Group, Inc. #	105,860	31,315	Sterling Financial Corporation *	454,068
14,200	Hancock Holding Company	724,200	10,900	Stewart Information Services
22,400	Hanmi Financial Corporation	113,120		Corporation	324,275
21,900	Hilb, Rogal and Hobbs Company	1,023,606	15,500	Stifel Financial Corporation #*	773,450
19,200	Home Properties, Inc. *	1,112,640	51,800	Susquehanna Bancshares, Inc. *	1,011,136
11,465	Independent Bank Corporation *	70,968	16,526	SWS Group, Inc.	333,164
9,200	Infinity Property & Casualty		19,000	Tanger Factory Outlet Centers, Inc. *	832,010
	Corporation	379,040	12,200	Tower Group, Inc.	287,432
34,600	Inland Real Estate Corporation *	542,874	19,400	Tradestation Group, Inc. #	181,390
26,200	Investment Technology Group, Inc. #	797,266	45,682	TrustCo Bank Corporation NY *	534,936
11,400	Irwin Financial Corporation	45,030	66,500	UCBH Holdings, Inc. *	426,265
19,600	Kilroy Realty Corporation *	936,684	17,700	UMB Financial Corporation	929,604
17,500	Kite Realty Group Trust	192,500	36,200	Umpqua Holdings Corporation	532,502
32,500	LaBranche & Company, Inc. #	146,250	22,700	United Bankshares, Inc. *	794,500
9,300	LandAmerica Financial Group, Inc. *	225,525	24,293	United Community Banks, Inc. *	322,126
24,300	LaSalle Hotel Properties *	566,676	13,500	United Fire & Casual Company	385,965
38,900	Lexington Corporate Properties Trust *	669,858	13,400	Urstadt Biddle Properties	251,250
13,900	LTC Properties, Inc.	407,548	38,500	Whitney Holding Corporation ‡	933,625
39,900	Medical Properties Trust, Inc. *	452,865	11,700	Wilshire Bancorp, Inc.	142,389

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value
Financials — continued			5,600	Landauer, Inc.	$407,400
14,200	Wintrust Financial Corporation	$416,770	11,150	LCA-Vision, Inc.	51,736
9,812	World Acceptance Corporation #*	353,232	8,900	LHC Group, Inc. #	253,472
22,400	Zenith National Insurance Corporation *	820,736	24,400	Magellan Health Services, Inc. #	1,001,864
	Total Financials	51,097,221	19,900	Martek Biosciences Corporation #*	625,258
			11,800	MedCath Corporation #	211,456
Health Care (13.3%)			20,300	Mentor Corporation *	484,358
13,100	Abaxis, Inc. #*	258,070	24,200	Meridian Bioscience, Inc.	702,768
6,500	Air Methods Corporation	184,015	16,800	Merit Medical Systems, Inc. #	315,336
34,500	Allscripts Healthcare Solutions, Inc. #*	429,180	8,600	Molina Healthcare, Inc. #	266,600
25,100	Alpharma, Inc. #*	925,939	16,700	Natus Medical, Inc.	378,422
16,133	Amedisys, Inc. #*	785,193	15,000	Noven Pharmaceuticals, Inc. #	175,200
44,000	American Medical Systems		19,700	Odyssey Healthcare, Inc. #	199,955
	Holdings, Inc. #*	781,440	18,700	Omnicell, Inc. #	245,905
31,900	AMERIGROUP Corporation #	805,475	10,700	Osteotech, Inc. #	45,582
20,300	AMN Healthcare Services, Inc. #	356,671	24,900	Owens & Minor, Inc.	1,207,650
19,050	AmSurg Corporation #‡	485,204	10,900	Palomar Medical Technologies, Inc. #	146,714
8,100	Analogic Corporation ‡	403,056	20,800	Par Pharmaceutical Companies, Inc. *	255,632
17,000	ArQule, Inc. #	54,740	33,200	PAREXEL International Corporation #	951,512
16,000	ArthroCare Corporation #*	443,520	27,400	Pediatrix Medical Group, Inc. #‡	1,477,408
14,600	BioLase Technology, Inc. #	27,594	18,300	PharMerica Corporation #	411,567
17,500	Cambrex Corporation #	107,625	11,700	Pharmnet Development Group #	84,474
26,000	Centene Corporation #	533,260	25,800	Phase Forward, Inc. #	539,478
13,800	Chemed Corporation ‡	566,628	37,400	PSS World Medical, Inc. #*	729,300
17,250	CONMED Corporation #*	552,000	37,700	Regeneron Pharmaceuticals, Inc. #	822,991
27,100	Cooper Companies, Inc. *	941,996	10,900	RehabCare Group, Inc. #	197,290
18,500	Cross Country Healthcare, Inc. #*	301,365	15,400	Res-Care, Inc. #	279,356
16,850	CryoLife, Inc. #	221,072	28,900	Salix Pharmaceuticals, Ltd.	185,249
34,000	Cubist Pharmaceuticals, Inc. *	755,820	28,400	Savient Pharmaceuticals, Inc. #*	423,444
14,000	Cyberonics, Inc. #*	238,000	19,000	Sciele Pharma, Inc. *	585,010
8,000	Datascope Corporation	413,040	27,300	Sunrise Senior Living, Inc. #	376,467
10,900	Dionex Corporation #	692,695	9,100	SurModics, Inc. #*	286,559
32,700	Eclipsys Corporation *	685,065	21,500	Symmetry Medical, Inc. #	399,040
19,497	Enzo Biochem, Inc. #	214,272	20,000	Theragenics Corporation #	62,400
17,200	Gentiva Health Services, Inc. #	463,368	42,100	ViroPharma, Inc. #	552,352
13,800	Greatbatch Technologies, Inc. #	338,652	4,800	Vital Signs, Inc.	354,720
15,300	Haemonetics Corporation #	944,316	19,600	West Pharmaceutical Services, Inc. *	956,872
22,900	HealthExtras, Inc. #	598,148	12,700	Zoll Medical Corporation	415,544
29,900	Healthspring, Inc. #	632,684		Total Health Care	36,388,444
20,200	Healthways, Inc. #	325,826
15,100	HMS Holding Corporation	361,796	Industrials (17.5%)
7,600	ICU Medical, Inc. #*	231,116	13,600	A.O. Smith Corporation *	532,984
42,275	Immucor, Inc. #	1,351,109	23,300	AAR Corporation #	386,547
11,700	Integra LifeSciences Holdings		26,600	ABM Industries, Inc. ‡	580,944
	Corporation #*	515,151	24,500	Acuity Brands, Inc. ‡	1,023,120
19,300	Invacare Corporation *	465,902	13,600	Administaff, Inc. ‡	370,192
20,000	inVentiv Health, Inc. #	353,200	16,000	Albany International Corporation ‡	437,280
8,000	Kendle International, Inc. #	357,680	17,300	Apogee Enterprises, Inc.	260,019
7,000	Kensey Nash Corporation #	220,220	21,850	Applied Industrial Technologies, Inc. ‡	588,420

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value
Industrials — continued			11,900	NCI Building Systems, Inc. #	$377,825
7,700	Applied Signal Technology, Inc.	$133,826	16,650	Old Dominion Freight Line, Inc. #	471,861
15,200	Arkansas Best Corporation *	512,088	21,300	On Assignment, Inc. #	167,844
11,800	Astec Industries, Inc. #*	363,794	35,300	Orbital Sciences Corporation #*	846,141
27,800	Baldor Electric Company	800,918	22,675	Quanex Building Products Corporation	345,567
26,200	Barnes Group, Inc.	529,764	19,400	Regal-Beloit Corporation	824,888
25,925	Belden, Inc. *	824,674	20,800	Robbins & Myers, Inc.	643,344
16,200	Bowne & Company, Inc.	187,110	9,600	School Specialty, Inc. #*	299,424
32,400	Brady Corporation ‡	1,143,072	22,500	Simpson Manufacturing Company, Inc. *	609,525
30,000	Briggs & Stratton Corporation *	485,400	34,300	SkyWest, Inc.	548,114
15,500	C&D Technologies, Inc. #*	88,040	31,800	Spherion Corporation #	154,866
5,100	Cascade Corporation	223,431	7,600	Standard Register Company	74,860
8,300	CDI Corporation	185,339	7,500	Standex International Corporation	208,125
15,850	Ceradyne, Inc. #*	581,061	20,100	Sykes Enterprises, Inc. #	441,396
30,500	CLARCOR, Inc.	1,157,475	21,500	Teledyne Technologies, Inc. #	1,228,940
6,700	Consolidated Graphics, Inc. #	203,211	35,806	Tetra Tech, Inc. #	861,492
9,300	Cubic Corporation	228,687	21,400	Toro Company *	883,820
27,000	Curtiss-Wright Corporation	1,227,150	11,500	Tredegar Corporation	204,585
39,300	EMCOR Group, Inc. #	1,034,376	9,900	Triumph Group, Inc.	452,529
12,000	EnPro Industries, Inc. #*	445,920	26,100	TrueBlue, Inc. #	421,776
17,800	Esterline Technologies Corporation #	704,702	14,100	United Stationers, Inc. #*	674,403
17,400	Forward Air Corporation *	473,802	10,100	Universal Forest Products, Inc.	352,591
11,400	G & K Services, Inc.	376,770	10,500	Valmont Industries, Inc.	868,245
32,000	Gardner Denver, Inc. #	1,111,040	12,600	Viad Corporation	362,754
29,300	GenCorp, Inc. #	197,482	11,800	Vicor Corporation	104,784
16,200	Gibraltar Industries, Inc.	303,102	7,700	Volt Information Sciences, Inc. #	69,146
24,730	Griffon Corporation #	223,065	18,500	Wabash National Corporation	174,825
25,825	Healthcare Services Group, Inc. *	472,339	47,700	Waste Connections, Inc. #	1,636,110
33,548	Heartland Express, Inc.	520,665	17,050	Watsco, Inc. *	857,274
9,900	Heidrick & Struggles		26,000	Watson Wyatt Worldwide, Inc.	1,292,980
	International, Inc. *	298,485	17,600	Watts Water Technologies, Inc. *	481,360
22,700	Hub Group, Inc. #	854,655	32,800	Woodward Governor Company	1,156,856
14,800	II-VI, Inc.	572,168		Total Industrials	47,747,402
16,800	Insituform Technologies, Inc. #	251,328
33,900	Interface, Inc.	385,443	Information Technology (15.5%)
16,600	John Bean Technologies Corporation #	210,156	15,500	Actel Corporation #	193,440
15,300	Kaman Corporation	435,744	72,500	Adaptec, Inc. #‡	237,800
16,800	Kaydon Corporation *	757,008	19,600	Advanced Energy Industries, Inc. #‡	268,128
32,500	Kirby Corporation #	1,233,050	13,700	Agilysys, Inc. *	138,233
35,050	Knight Transportation, Inc. *	594,798	18,000	Anixter International, Inc. #*	1,071,180
31,900	Landstar System, Inc.	1,405,514	73,823	Arris Group, Inc. #*	570,652
2,500	Lawson Products, Inc.	69,125	18,800	ATMI, Inc. #‡	338,024
28,236	Lennox International, Inc.	939,412	18,313	Avid Technology, Inc. #*	440,611
7,350	Lindsay Manufacturing Company *	534,712	62,000	Axcelis Technologies, Inc. #	105,400
10,000	Lydall, Inc. #	96,300	8,400	Bankrate, Inc. #*	326,844
18,400	MagneTek, Inc. #	74,520	7,100	Bel Fuse, Inc.	202,137
21,000	Mobile Mini, Inc. #*	405,930	40,050	Benchmark Electronics, Inc. #*	563,904
25,650	Moog, Inc. #	1,099,872	10,500	Black Box Corporation	362,565
22,300	Mueller Industries, Inc.	513,123	26,200	Blackbaud, Inc.	483,390

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value
Information Technology — continued			11,200	MAXIMUS, Inc.	$412,608
23,400	Blue Coat Systems, Inc. #*	$332,046	13,700	Mercury Computer Systems, Inc. #	121,930
30,900	Brightpoint, Inc. #	222,480	22,900	Methode Electronics, Inc.	204,726
38,307	Brooks Automation, Inc. #	320,247	29,700	Micrel, Inc.	269,379
14,000	Cabot Microelectronics Corporation #*	449,120	48,600	MICROS Systems, Inc. #	1,295,676
18,200	CACI International, Inc. #	911,820	47,700	Microsemi Corporation #*	1,215,396
15,900	Captaris, Inc. #	73,299	29,600	MKS Instruments, Inc. #	589,336
5,200	Catapult Communications Corporation #	25,012	10,200	MTS Systems Corporation *	429,420
23,200	Checkpoint Systems, Inc. #	436,624	21,300	NETGEAR, Inc. #	319,500
32,100	CIBER, Inc. #	224,379	17,400	Network Equipment Technologies, Inc. #	59,508
25,200	Cognex Corporation	508,032	21,700	Newport Corporation #	233,926
14,000	Cohu, Inc.	221,480	19,100	Novatel Wireless, Inc. #	115,746
14,600	Comtech Telecommunications		12,350	Park Electrochemical Corporation	299,364
	Corporation #	718,904	11,500	PC TEL, Inc.	107,180
25,800	Concur Technologies, Inc. #*	987,108	19,400	Perficient, Inc. #	128,816
21,000	CSG Systems International, Inc.	368,130	15,200	Pericom Semiconductor Corporation #	159,600
20,300	CTS Corporation	259,434	16,900	Phoenix Technologies, Ltd. #	135,031
41,825	CyberSource Corporation #	673,801	10,700	Photon Dynamics, Inc. #	164,245
17,800	Cymer, Inc. #	450,874	25,300	Photronics, Inc. #	47,564
95,600	Cypress Semiconductor Corporation	499,032	23,600	Plexus Corporation #	488,520
20,400	Daktronics, Inc. *	339,864	24,800	Progress Software Corporation #	644,552
24,500	DealerTrack Holdings, Inc. #*	412,580	10,700	Quality Systems, Inc. *	452,182
15,400	Digi International, Inc. #	157,080	16,600	Radiant Systems, Inc. #	144,254
19,450	Diodes, Inc. #	358,852	13,600	RadiSys Corporation #*	116,960
16,700	DSP Group, Inc. #	127,755	10,800	Rogers Corporation #	399,384
16,300	Electro Scientific Industries, Inc. #	231,786	18,400	Rudolph Technologies, Inc. #	154,192
35,800	Epicor Software Corporation #	282,462	15,900	ScanSource, Inc. #*	457,761
21,400	EPIQ Systems, Inc. #*	291,040	41,000	Secure Computing Corporation #	224,680
25,700	Exar Corporation #‡	196,862	8,000	SI International, Inc. #	240,400
10,000	Faro Technologies, Inc. #*	203,700	99,200	Skyworks Solutions, Inc. #	829,312
22,100	FEI Company #	526,201	16,700	Smith Micro Software, Inc. #	118,570
14,400	Gerber Scientific, Inc. #	131,616	16,000	Sonic Solutions, Inc. #*	70,400
14,300	Gevity HR, Inc.	104,104	10,900	SPSS, Inc. #	320,024
57,000	Harmonic, Inc. #*	481,650	13,400	Standard Microsystems Corporation #	334,732
13,800	Hutchinson Technology, Inc. #	159,804	6,900	StarTek, Inc. #	44,298
53,600	Informatica Corporation #	696,264	12,600	Stratasys, Inc. #*	220,122
20,800	InfoSpace, Inc. *	225,680	7,700	Supertex, Inc. #*	216,832
27,375	Insight Enterprises, Inc. #	367,099	27,050	Symmetricom, Inc. #	134,438
13,100	Intevac, Inc. #	139,384	20,300	Synaptics, Inc. #	613,466
20,600	Itron, Inc. #*	1,823,721	11,200	Synnex Corporation #*	250,208
26,400	J2 Global Communication, Inc. #*	616,440	46,650	Take-Two Interactive Software, Inc. #	765,060
16,400	JDA Software Group, Inc. #	249,444	24,700	Technitrol, Inc.	365,313
8,200	Keithley Instruments, Inc.	68,634	40,137	THQ, Inc. #	483,249
17,200	Knot, Inc. #*	143,620	8,000	Tollgrade Communications, Inc. #	33,600
40,800	Kopin Corporation #	127,296	87,100	TriQuint Semiconductor, Inc.	417,209
32,300	Kulicke and Soffa Industries, Inc. #*	145,673	25,800	TTM Technologies, Inc. #	255,936
13,100	Littelfuse, Inc. #	389,463	18,800	Tyler Technologies, Inc. #	285,196
10,400	LoJack Corporation #	69,576	14,100	Ultratech, Inc. #	170,610
14,800	Manhattan Associates, Inc. #	330,632	48,900	United Online, Inc.	460,149
12,500	ManTech International Corporation #	741,125

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value
Information Technology — continued			Telecommunications Services (0.3%)
43,675	Varian Semiconductor Equipment		53,600	FairPoint Communications, Inc. *	$464,712
	Associates, Inc. #	$1,097,116	26,600	General Communication, Inc. #	246,316
19,400	Veeco Instruments, Inc. #	287,314		Total Telecommunications
16,300	ViaSat, Inc. #	384,354		Services	711,028
27,100	Websense, Inc. #*	605,685
23,400	Wright Express Corporation #	691,704	Utilities (4.9%)
	Total Information Technology	42,210,270	15,633	ALLETE, Inc.	695,668
			10,350	American States Water Company	398,475
Materials (3.3%)			54,500	Atmos Energy Corporation ‡	1,450,790
15,900	A. Schulman, Inc.	314,502	32,200	Avista Corporation ‡	699,062
10,000	A.M. Castle & Company	172,800	6,200	Central Vermont Public Service
13,500	AMCOL International Corporation	422,010		Corporation *	145,328
15,000	Arch Chemicals, Inc.	529,500	9,500	CH Energy Group, Inc. *	413,915
10,900	Balchem Corporation	290,703	36,100	Cleco Corporation *	911,525
12,300	Brush Engineered Materials, Inc. #	228,411	27,000	El Paso Electric Company #	567,000
23,600	Buckeye Technologies, Inc. #‡	193,284	13,200	Laclede Group, Inc.	640,068
22,100	Century Aluminum Company #	611,949	25,250	New Jersey Resources Corporation	906,222
6,400	Deltic Timber Corporation	408,000	15,900	Northwest Natural Gas Company *	826,800
18,000	Georgia Gulf Corporation *	45,000	44,100	Piedmont Natural Gas Company, Inc. *	1,409,436
29,100	H.B. Fuller Company *	607,317	17,900	South Jersey Industries, Inc. *	639,030
25,300	Headwaters, Inc. #*	337,755	26,200	Southwest Gas Corporation	792,812
7,100	Material Sciences Corporation #	40,825	64,800	UGI Corporation	1,670,544
16,963	Myers Industries, Inc.	213,903	15,166	UIL Holdings Corporation *	520,649
8,800	Neenah Paper, Inc.	174,240	21,400	UniSource Energy Corporation	624,666
7,600	NewMarket Corporation *	399,456		Total Utilities	13,311,990
5,400	Olympic Steel, Inc.	159,246
18,300	OM Group, Inc. #	411,750		Total Common Stock
25,800	OMNOVA Solutions, Inc. #	51,342		(cost $233,609,756)	266,849,674
6,800	Penford Corporation	120,292
56,100	PolyOne Corporation #	361,845
6,400	Quaker Chemical Corporation	182,144
23,000	Rock-Tenn Company *	919,540
13,800	RTI International Metals, Inc. #*	269,928
9,400	Schweitzer-Mauduit International, Inc.	178,506
4,300	Stepan Company	234,651
16,600	Texas Industries, Inc. *	678,276
29,400	Wausau-Mosinee Paper Corporation	297,822
12,550	Zep, Inc.	221,382
	Total Materials	9,076,379

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (27.3%)	Rate (+)	Date	Value
74,471,745	Thrivent Financial Securities Lending Trust	2.800%	N/A	$74,471,745
	Total Collateral Held for Securities Loaned
	(cost $74,471,745)			74,471,745

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (1.8%)	Rate (+)	Date	Value
$900,000	Federal National Mortgage Association ‡	2.222%	12/10/2008	$895,625
2,390,000	Novartis Finance Corporation	1.250	10/1/2008	2,390,000
1,633,016	Thrivent Money Market Portfolio	2.900	N/A	1,633,016
	Total Short-Term Investments (cost $4,919,151)			4,918,641
	Total Investments (cost $313,000,652) 126.8%			$346,240,060
	Other Assets and Liabilities, Net (26.8%)			(73,221,751)
	Total Net Assets 100.0%			$273,018,309

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
Russell 2000 Index Futures	17	December 2008	$6,002,593	$5,772,350	($230,243)
Total Futures					($230,243)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase

‡ At September 30, 2008, $895,625 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $14,772,042 of investments were earmarked as collateral to cover open financial futures contracts.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$77,476,045
Gross unrealized depreciation	(44,236,637)
Net unrealized appreciation (depreciation)	$33,239,408
Cost for federal income tax purposes	$313,000,652

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Mid Cap Growth Portfolio II
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (96.3%)	Value	Shares	Common Stock (96.3%)	Value
Consumer Discretionary (19.9%)			7,600	Beckman Coulter, Inc.	$539,524
1,040	Ascent Media Corporation #	$25,386	15,500	Gen-Probe, Inc. #	822,275
48,200	Burger King Holdings, Inc.	1,183,792	29,800	Illumina, Inc. *	1,207,794
6,100	Central European Media Enterprises,		11,200	Myriad Genetics, Inc.	726,656
	Ltd. *	398,940	17,200	NuVasive, Inc. #*	848,476
70,200	Chico’s FAS, Inc. #*	383,994	8,800	Shire Pharmaceuticals Group plc ADR *	420,200
148,100	Coldwater Creek, Inc. #*	857,499	4,000	United Therapeutics Corporation #	420,680
23,700	Corinthian Colleges, Inc. #*	355,500		Total Health Care	6,004,057
15,100	DeVry, Inc.	748,054
10,400	Discovery Communications, Inc. #	147,264	Industrials (14.1%)
10,400	Discovery Communications, Inc.	148,200	48,000	AMR Corporation *	471,360
29,900	Gentex Corporation	427,570	27,000	BE Aerospace, Inc. #	427,410
42,700	Goodyear Tire & Rubber Company #	653,737	13,400	C.H. Robinson Worldwide, Inc. *	682,864
18,700	Jack in the Box, Inc. #	394,570	101,000	Evergreen Solar, Inc. #*	557,520
73,600	Leapfrog Enterprises, Inc. #*	777,216	6,700	Flowserve Corporation	594,759
15,100	Marvel Entertainment, Inc.	515,514	13,800	Foster Wheeler, Ltd. #	498,318
54,800	Quiksilver, Inc. #	314,552	14,700	JB Hunt Transport Services, Inc.	490,539
38,600	WMS Industries, Inc. #	1,180,002	21,960	Monster Worldwide, Inc. #	327,424
44,700	Zumiez, Inc. #*	736,656	6,600	Precision Castparts Corporation	519,948
	Total Consumer Discretionary	9,248,446	21,200	Quanta Services, Inc. #	572,612
			8,500	Stericycle, Inc. #	500,735
Consumer Staples (1.1%)			5,900	SunPower Corporation #*	418,487
17,400	Pepsi Bottling Group, Inc.	507,558	7,500	Terex Corporation #	228,900
	Total Consumer Staples	507,558	8,900	Textron, Inc.	260,592
				Total Industrials	6,551,468
Energy (10.2%)
8,700	BJ Services Company	166,431	Information Technology (22.1%)
4,200	Diamond Offshore Drilling, Inc. *	432,852	82,832	Activision Blizzard, Inc. #	1,278,098
14,400	Dril-Quip, Inc. #	624,816	21,687	Akamai Technologies, Inc. #*	378,221
9,200	Forest Oil Corporation #	456,320	26,800	ASML Holding NV ADR	471,948
11,600	Oil States International, Inc. #	410,060	21,000	Broadcom Corporation #	391,230
21,600	Petrohawk Energy Corporation #	467,208	38,700	F5 Networks, Inc. #	904,806
18,100	Sunoco, Inc. *	643,998	26,900	FormFactor, Inc. #	468,598
17,000	Ultra Petroleum Corporation #	940,780	18,300	Hittite Microwave Corporation #	614,880
21,300	Willbros Group, Inc. #*	564,450	70,500	Marvell Technology Group, Ltd. #	655,650
	Total Energy	4,706,915	25,800	Mercadolibre, Inc. #*	525,030
			21,100	Nuance Communications, Inc. #	257,209
Financials (6.3%)			67,900	NVIDIA Corporation #	727,209
32,900	Hudson City Bancorp, Inc.	607,005	24,500	Omniture, Inc. #*	449,820
5,100	IntercontinentalExchange, Inc. #	411,468	48,500	PMC-Sierra, Inc.	359,870
13,100	Lazard, Ltd.	560,156	18,100	Polycom, Inc. #	418,653
19,800	T. Rowe Price Group, Inc.	1,063,458	40,400	Seagate Technology	489,648
18,600	TD Ameritrade Holding Corporation	301,320	20,400	Synaptics, Inc. #	616,488
	Total Financials	2,943,407	33,300	Synopsys, Inc. #	664,335
			13,200	VeriSign, Inc. #	344,256
Health Care (13.0%)			7,800	VMware, Inc. #*	207,792
42,500	Affymetrix, Inc. #*	328,950		Total Information Technology	10,223,741
34,100	Amylin Pharmaceuticals, Inc. #*	689,502

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Mid Cap Growth Portfolio II
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (96.3%)	Value	Shares	Common Stock (96.3%)	Value
Materials (5.5%)			Telecommunications Services (4.1%)
17,700	Celanese Corporation	$494,007	34,000	Clearwire Corporation #*	$403,920
27,800	Owens-Illinois, Inc. #	817,320	16,500	NII Holdings, Inc. #	625,680
37,900	Pactiv Corporation #	941,057	16,800	SBA Communications Corporation #	434,616
18,200	Steel Dynamics, Inc.	311,038	41,500	TW Telecom, Inc. #*	431,185
	Total Materials	2,563,422		Total Telecommunications
				Services	1,895,401

				Total Common Stock
				(cost $52,342,580)	44,644,415

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (20.6%)	Rate (+)	Date	Value
9,554,708	Thrivent Financial Securities Lending Trust	2.800%	N/A	$9,554,708
	Total Collateral Held for Securities Loaned
	(cost $9,554,708)			9,554,708

		Interest	Maturity
Shares	Short-Term Investments (3.8%)	Rate (+)	Date	Value
1,772,522	Thrivent Money Market Portfolio	2.900%	N/A	$1,772,522
	Total Short-Term Investments (at amortized cost)			1,772,522
	Total Investments (cost $63,669,810) 120.7%			$55,971,645
	Other Assets and Liabilities, Net (20.7%)			(9,610,849)
	Total Net Assets 100.0%			$46,360,796

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,814,583
Gross unrealized depreciation	(9,512,748)
Net unrealized appreciation (depreciation)	($7,698,165)
Cost for federal income tax purposes	$63,669,810

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (96.3%)	Value	Shares	Common Stock (96.3%)	Value
Consumer Discretionary (17.4%)			Financials (5.4%)
10,515	Ascent Media Corporation #	$256,671	249,200	Hudson City Bancorp, Inc.	$4,597,740
324,000	Burger King Holdings, Inc.	7,957,440	16,400	IntercontinentalExchange, Inc. #	1,323,152
38,400	Central European Media Enterprises,		118,500	Lazard, Ltd. *	5,067,060
	Ltd. *	2,511,360	220,500	New York Community Bancorp, Inc. *	3,702,195
530,600	Chico’s FAS, Inc. #*	2,902,382	155,300	T. Rowe Price Group, Inc.	8,341,163
847,000	Coldwater Creek, Inc. #*	4,904,130	99,100	TD Ameritrade Holding Corporation	1,605,420
235,100	Corinthian Colleges, Inc. #*	3,526,500		Total Financials	24,636,730
107,900	DeVry, Inc.	5,345,366
105,150	Discovery Communications, Inc.	1,498,388	Health Care (16.3%)
105,150	Discovery Communications, Inc. #*	1,488,924	91,900	Advanced Medical Optics, Inc. #*	1,633,982
210,700	Gentex Corporation	3,013,010	150,600	Affymetrix, Inc. #	1,165,644
327,900	Goodyear Tire & Rubber Company #	5,020,149	104,700	Alkermes, Inc. #*	1,392,510
44,500	Guess ?, Inc.	1,548,155	116,700	Amylin Pharmaceuticals, Inc. #*	2,359,674
106,700	Harley-Davidson, Inc. *	3,979,910	43,800	Beckman Coulter, Inc.	3,109,362
56,100	Hasbro, Inc.	1,947,792	155,300	BioMarin Pharmaceutical, Inc. #*	4,113,897
127,500	International Game Technology	2,190,450	73,300	C.R. Bard, Inc.	6,953,971
54,100	ITT Educational Services, Inc. #*	4,377,231	68,100	Cephalon, Inc. #*	5,277,069
113,100	Jack in the Box, Inc. #	2,386,410	39,100	Express Scripts, Inc. #	2,886,362
223,700	Leapfrog Enterprises, Inc. #*	2,362,272	78,400	Gen-Probe, Inc. #	4,159,120
103,000	Marvel Entertainment, Inc. *	3,516,420	67,900	Genzyme Corporation #	5,492,431
323,900	Quiksilver, Inc. #	1,859,186	136,600	Hologic, Inc. #*	2,640,478
91,400	Shuffle Master, Inc. #*	465,226	178,800	Illumina, Inc. *	7,246,764
307,700	Texas Roadhouse, Inc. #*	2,766,223	72,600	Millipore Corporation #	4,994,880
35,900	VF Corporation	2,775,429	83,100	Myriad Genetics, Inc. *	5,391,528
235,200	WMS Industries, Inc. #	7,190,064	114,500	NuVasive, Inc. #*	5,648,285
235,500	Zumiez, Inc. #*	3,881,040	64,600	Sepracor, Inc. #*	1,182,826
	Total Consumer Discretionary	79,670,128	66,600	Shire Pharmaceuticals Group plc ADR *	3,180,150
			37,600	United Therapeutics Corporation #*	3,954,392
Consumer Staples (2.4%)			38,300	Waters Corporation #	2,228,294
115,000	Coca-Cola Enterprises, Inc.	1,928,550		Total Health Care	75,011,619
65,900	Green Mountain Coffee
	Roasters, Inc. #*	2,592,506	Industrials (13.6%)
77,700	H.J. Heinz Company	3,878,007	21,200	AGCO Corporation #	903,332
83,800	Pepsi Bottling Group, Inc.	2,444,446	392,500	AMR Corporation *	3,854,350
	Total Consumer Staples	10,843,509	192,100	BE Aerospace, Inc. #	3,040,943
			75,500	C.H. Robinson Worldwide, Inc. *	3,847,480
Energy (9.2%)			366,300	Evergreen Solar, Inc. #*	2,021,976
123,700	BJ Services Company *	2,366,381	59,120	Expeditors International of
65,200	Cameron International Corporation #	2,512,808		Washington, Inc. *	2,059,741
43,300	Diamond Offshore Drilling, Inc. *	4,462,498	44,800	Flowserve Corporation	3,976,896
141,100	Dril-Quip, Inc. #	6,122,329	89,500	Foster Wheeler, Ltd. #	3,231,845
91,500	Forest Oil Corporation #	4,538,400	45,700	FTI Consulting, Inc. #	3,301,368
90,400	Oil States International, Inc. #	3,195,640	25,300	Huron Consulting Group, Inc. #	1,441,594
165,900	Petrohawk Energy Corporation #	3,588,417	119,100	JB Hunt Transport Services, Inc. *	3,974,367
113,800	Sunoco, Inc. *	4,049,004	33,650	Joy Global, Inc.	1,518,961
122,100	Ultra Petroleum Corporation #	6,757,014	164,500	Monster Worldwide, Inc. #	2,452,695
170,200	Willbros Group, Inc. #*	4,510,300	96,100	Pentair, Inc. *	3,322,177
	Total Energy	42,102,791	56,600	Precision Castparts Corporation	4,458,948

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (96.3%)	Value	Shares	Common Stock (96.3%)	Value
Industrials — continued			Materials (5.3%)
179,000	Quanta Services, Inc. #	$4,834,790	53,900	Albemarle Corporation	$1,662,276
26,000	Rockwell Collins, Inc.	1,250,340	15,800	Allegheny Technologies, Inc.	466,890
44,300	Roper Industries, Inc.	2,523,328	95,100	Bemis Company, Inc.	2,484,012
84,600	Stericycle, Inc. #	4,983,786	124,400	Celanese Corporation	3,472,004
24,600	SunPower Corporation #*	1,744,878	178,700	Owens-Illinois, Inc. #	5,253,780
73,800	Terex Corporation #	2,252,376	250,700	Pactiv Corporation #	6,224,881
50,900	Textron, Inc.	1,490,352	115,500	Rockwood Holdings, Inc. #	2,963,730
	Total Industrials	62,486,523	68,100	Steel Dynamics, Inc.	1,163,829
			54,300	Titanium Metals Corporation *	615,762
Information Technology (22.5%)				Total Materials	24,307,164
600,532	Activision Blizzard, Inc. #	9,266,208
136,139	Akamai Technologies, Inc. #*	2,374,264	Telecommunications Services (4.2%)
161,200	ASML Holding NV ADR *	2,838,732	112,942	American Tower Corporation #	4,062,524
245,500	Broadcom Corporation #	4,573,665	128,600	Clearwire Corporation #*	1,527,768
99,300	Electronic Arts, Inc. #*	3,673,107	158,100	NII Holdings, Inc. #	5,995,152
252,700	F5 Networks, Inc. #	5,908,126	172,100	SBA Communications Corporation #*	4,452,227
185,900	FormFactor, Inc. #*	3,238,378	330,100	TW Telecom, Inc. #*	3,429,739
112,800	Hewitt Associates, Inc. #	4,110,432		Total Telecommunications
89,000	Hittite Microwave Corporation #	2,990,400		Services	19,467,410
159,700	Intersil Corporation	2,647,826
628,000	Marvell Technology Group, Ltd. #	5,840,400		Total Common Stock
137,700	Maxim Integrated Products, Inc.	2,492,370		(cost $519,295,086)	441,769,056
165,399	Mercadolibre, Inc. #*	3,365,870
125,100	Molex, Inc.	2,808,495
210,900	NETAPP, Inc. #	3,844,707
95,600	Nuance Communications, Inc. #*	1,165,364
441,150	NVIDIA Corporation #*	4,724,716
243,600	Omniture, Inc. #*	4,472,496
373,700	PMC-Sierra, Inc.	2,772,854
111,600	Polycom, Inc. #*	2,581,308
855,600	RF Micro Devices, Inc. #*	2,498,352
308,500	Seagate Technology	3,739,020
132,500	Synaptics, Inc. #*	4,004,150
227,900	Synopsys, Inc. #	4,546,605
433,800	Tellabs, Inc. #	1,761,228
111,100	Tyco Electronics, Ltd.	3,073,026
97,600	VeriSign, Inc. #	2,545,408
50,100	VMware, Inc. #*	1,334,664
164,208	Western Union Company	4,051,011
	Total Information Technology	103,243,182

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (29.6%)	Rate (+)	Date	Value
135,547,125	Thrivent Financial Securities Lending Trust	2.800%	N/A	$135,547,125
	Total Collateral Held for Securities Loaned
	(cost $135,547,125)			135,547,125

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (3.4%)	Rate (+)	Date	Value
$2,735,000	Novartis Finance Corporation	1.250%	10/1/2008	$2,735,000
13,005,559	Thrivent Money Market Portfolio	2.900	N/A	13,005,559
	Total Short-Term Investments (at amortized cost)			15,740,559
	Total Investments (cost $670,582,770) 129.3%			$593,056,740
	Other Assets and Liabilities, Net (29.3%)			(134,409,954)
	Total Net Assets 100.0%			$458,646,786

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$34,025,460
Gross unrealized depreciation	(111,551,490)
Net unrealized appreciation (depreciation)	($77,526,030)
Cost for federal income tax purposes	$670,582,770

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Partner Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (93.2%)	Value	Shares	Common Stock (93.2%)	Value
Consumer Discretionary (12.8%)			23,318	Whiting Petroleum Corporation #	$1,661,641
8,640	AutoZone, Inc. #	$1,065,658	14,330	Williams Companies, Inc.	338,904
25,463	BorgWarner, Inc.	834,423		Total Energy	15,263,956
61,114	Cablevision Systems New York Group	1,537,628
182,598	Charter Communications, Inc. #*	133,297	Financials (23.4%)
50,802	DISH Network Corporation #	1,066,842	15,770	Alexandria Real Estate Equities, Inc. *	1,783,272
51,440	Fortune Brands, Inc.	2,950,598	29,150	Aon Corporation	1,310,584
101,154	H&R Block, Inc.	2,281,023	51,987	Apartment Investment &
19,988	J.C. Penney Company, Inc.			Management Company *	1,820,585
	(Holding Company)	666,400	4,430	Arch Capital Group, Ltd. #	323,523
50,051	Johnson Controls, Inc.	1,518,047	21,982	Assurant, Inc.	1,209,010
31,800	Kohl’s Corporation #	1,465,344	48,278	CIT Group, Inc. *	336,015
15,438	M.D.C. Holdings, Inc.	564,876	34,317	Commerce Bancshares, Inc.	1,592,309
49,945	Mattel, Inc.	901,008	21,706	Digital Realty Trust, Inc.	1,025,608
107,864	Newell Rubbermaid, Inc.	1,861,733	2,180	Essex Property Trust, Inc.	257,959
15,261	Nordstrom, Inc. *	439,822	27,087	Everest Re Group, Ltd.	2,343,838
1,746	NVR, Inc. #	998,712	66,533	Genworth Financial, Inc.	572,849
28,313	Ross Stores, Inc.	1,042,202	17,830	Health Care Property Investors, Inc.	715,518
5,708	Tenneco, Inc. #	60,676	57,508	Hudson City Bancorp, Inc.	1,061,023
51,982	TJX Companies, Inc. *	1,586,491	52,418	Huntington Bancshares, Inc. *	418,820
	Total Consumer Discretionary	20,974,780	82,428	Invesco, Ltd.	1,729,339
			13,713	Lazard, Ltd. *	586,368
Consumer Staples (7.1%)			22,208	Legg Mason, Inc.	845,236
26,208	Campbell Soup Company	1,011,629	31,108	Lincoln National Corporation	1,331,733
51,835	Clorox Company *	3,249,536	14,033	M&T Bank Corporation *	1,252,445
31,767	Coca-Cola Enterprises, Inc.	532,733	3,652	Marsh & McLennan Companies, Inc.	115,988
86,752	ConAgra Foods, Inc.	1,688,194	12,360	Nasdaq Stock Market, Inc. #	377,845
6,050	Energizer Holdings, Inc. #	487,328	26,557	Northern Trust Corporation	1,917,415
9,318	General Mills, Inc.	640,333	21,468	PartnerRe, Ltd.	1,434,277
9,564	Herbalife, Ltd.	377,969	82,784	People’s United Financial, Inc.	1,593,592
9,391	Lorillard, Inc.	668,170	10,903	Philadelphia Consolidated
10,949	Reynolds American, Inc.	532,340		Holding Corporation #	638,589
38,309	Safeway, Inc. *	908,689	17,857	Principal Financial Group, Inc.	776,601
73,478	SUPERVALU, Inc.	1,594,473	110,396	Progressive Corporation	1,920,890
	Total Consumer Staples	11,691,394	15,860	RenaissanceRe Holdings, Ltd.	824,720
			92,872	SLM Corporation #	1,146,040
Energy (9.3%)			68,309	Synovus Financial Corporation *	706,998
35,167	Dril-Quip, Inc. #	1,525,896	15,261	Torchmark Corporation	912,608
30,237	EOG Resources, Inc.	2,705,002	49,213	UnumProvident Corporation	1,235,246
16,400	Frontier Oil Corporation	302,088	380	Vornado Realty Trust	34,561
93,131	Newfield Exploration Company #	2,979,261	100,440	W.R. Berkley Corporation	2,365,362
7,287	Petroleum Development Corporation #	323,324	7,166	Webster Financial Corporation	180,942
70,628	Range Resources Corporation	3,027,822	57,750	Willis Group Holdings, Ltd.	1,863,015
40,928	Smith International, Inc.	2,400,018		Total Financials	38,560,723

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Partner Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (93.2%)	Value	Shares	Common Stock (93.2%)	Value
Health Care (5.3%)			Materials (6.4%)
9,041	Coventry Health Care, Inc. #	$294,285	12,640	Air Products and Chemicals, Inc.	$865,714
21,340	Edwards Lifesciences Corporation #	1,232,598	60,154	Albemarle Corporation	1,855,149
9,644	Health Net, Inc. #	227,598	23,184	Carpenter Technology Corporation	594,670
68,133	IMS Health, Inc.	1,288,395	28,147	Celanese Corporation	785,583
35,978	Kinetic Concepts, Inc. #*	1,028,611	61,750	International Paper Company	1,616,615
37,969	Laboratory Corporation of		32,905	Owens-Illinois, Inc. #	967,407
	America Holdings #*	2,638,846	6,361	United States Steel Corporation	493,677
31,026	PerkinElmer, Inc.	774,719	54,413	Weyerhaeuser Company *	3,296,340
18,851	Zimmer Holdings, Inc. #	1,217,021		Total Materials	10,475,155
	Total Health Care	8,702,073
			Telecommunications Services (1.2%)
Industrials (7.7%)			49,030	Embarq Corporation	1,988,166
9,194	Alliant Techsystems, Inc. #	863,684		Total Telecommunications
183,227	Allied Waste Industries, Inc. #	2,035,652		Services	1,988,166
21,713	Cooper Industries, Ltd.	867,434
17,281	Eaton Corporation	970,847	Utilities (13.6%)
9,652	General Cable Corporation *	343,901	43,113	American Electric Power Company, Inc.	1,598,630
10,052	Ingersoll-Rand Company	313,321	36,843	CMS Energy Corporation	459,432
84,435	Iron Mountain, Inc. *	2,061,058	99,953	DPL, Inc. *	2,478,834
29,846	Landstar System, Inc.	1,315,015	61,888	Edison International, Inc.	2,469,331
8,094	Lennox International, Inc.	269,287	47,203	Entergy Corporation	4,201,540
22,787	Parker-Hannifin Corporation	1,207,711	34,921	Equitable Resources, Inc.	1,281,251
11,830	Republic Services, Inc.	354,663	38,062	FirstEnergy Corporation	2,549,773
9,567	Rockwell Collins, Inc.	460,077	54,256	PG&E Corporation *	2,031,887
25,630	Ryder System, Inc.	1,589,060	100,648	PPL Corporation	3,725,989
	Total Industrials	12,651,710	17,713	Sempra Energy	893,975
			16,373	Wisconsin Energy Corporation	735,148
Information Technology (6.4%)				Total Utilities	22,425,790
101,167	Activision Blizzard, Inc. #	1,561,007
79,344	Amphenol Corporation	3,184,868		Total Common Stock
54,453	Autodesk, Inc. #	1,826,898		(cost $167,776,343)	153,264,750
84,488	CommScope, Inc. #*	2,926,664
17,850	SanDisk Corporation #	348,968
56,320	Seagate Technology	682,598
	Total Information Technology	10,531,003

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Partner Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (14.0%)	Rate (+)	Date	Value
23,097,884	Thrivent Financial Securities Lending Trust	2.800%	N/A	$23,097,884
	Total Collateral Held for Securities Loaned
	(cost $23,097,884)			23,097,884

		Interest	Maturity
Shares	Short-Term Investments (6.8%)	Rate (+)	Date	Value
11,210,164	Thrivent Money Market Portfolio	2.900%	N/A	$11,210,164
	Total Short-Term Investments (at amortized cost)			11,210,164
	Total Investments (cost $202,084,391) 114.0%			$187,572,798
	Other Assets and Liabilities, Net (14.0%)			(23,005,512)
	Total Net Assets 100.0%			$164,567,286

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase. Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,712,308
Gross unrealized depreciation	(18,223,901)
Net unrealized appreciation (depreciation)	($14,511,593)
Cost for federal income tax purposes	$202,084,391

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Mid Cap Stock Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (95.1%)	Value	Shares	Common Stock (95.1%)	Value
Consumer Discretionary (9.8%)			138,600	Equity One, Inc. *	$2,839,914
74,800	Advance Auto Parts, Inc.	$2,966,568	61,200	Hanover Insurance Group, Inc.	2,785,824
69,200	Autoliv, Inc.	2,335,500	456,000	HCC Insurance Holdings, Inc.	12,312,000
77,200	BorgWarner, Inc.	2,529,844	68,300	Lazard, Ltd.	2,920,508
96,300	Burger King Holdings, Inc.	2,365,128	246,900	Marshall & Ilsley Corporation *	4,975,035
119,800	Dollar Tree, Inc. #	4,355,928	336,300	MGIC Investment Corporation *	2,364,189
92,100	Fossil, Inc. #	2,599,983	366,900	New York Community Bancorp, Inc. *	6,160,251
68,200	Guess ?, Inc.	2,372,678	56,900	PartnerRe, Ltd.	3,801,489
62,500	Harley-Davidson, Inc.	2,331,250	62,700	Protective Life Corporation	1,787,577
74,300	Kohl’s Corporation #	3,423,744	85,905	Raymond James Financial, Inc.	2,833,147
73,500	McGraw-Hill Companies, Inc. *	2,323,335	92,700	Rayonier, Inc. REIT	4,389,345
109,400	PETsMART, Inc.	2,703,274	428,000	U-Store-It Trust	5,251,560
136,000	Ross Stores, Inc.	5,006,160	340,100	W.R. Berkley Corporation	8,009,355
246,400	Scientific Games Corporation #	5,672,128	46,700	Westamerica Bancorporation *	2,686,651
77,600	TJX Companies, Inc. *	2,368,352	90,600	Zions Bancorporation *	3,506,220
128,800	WMS Industries, Inc. #	3,937,416		Total Financials	87,584,708
	Total Consumer Discretionary	47,291,288
			Health Care (10.3%)
Consumer Staples (4.3%)			70,900	AmerisourceBergen Corporation	2,669,385
35,900	Avon Products, Inc. *	1,492,363	56,800	Beckman Coulter, Inc.	4,032,232
104,900	Flowers Foods, Inc. *	3,079,864	80,800	BioMarin Pharmaceutical, Inc. #*	2,140,392
48,200	H.J. Heinz Company	2,405,662	65,800	C.R. Bard, Inc.	6,242,446
88,100	Kellogg Company	4,942,410	143,300	Celera Corporation #*	2,213,985
89,600	Kroger Company	2,462,208	182,400	Community Health Systems, Inc. #	5,346,144
209,500	TreeHouse Foods, Inc. #	6,222,150	66,500	Coventry Health Care, Inc. #	2,164,575
	Total Consumer Staples	20,604,657	48,500	DaVita, Inc. #	2,764,985
			31,600	Henry Schein, Inc. #	1,701,344
Energy (8.9%)			139,400	Sepracor, Inc. #*	2,552,414
39,000	Baker Hughes, Inc.	2,361,060	49,000	Shire Pharmaceuticals Group plc ADR *	2,339,750
53,700	Dril-Quip, Inc. #*	2,330,043	84,800	STERIS Corporation	3,186,784
145,000	Forest Oil Corporation #	7,192,000	20,600	United Therapeutics Corporation #*	2,166,502
92,900	Holly Corporation	2,686,668	89,600	Varian Medical Systems, Inc. #	5,118,848
69,200	National Oilwell Varco, Inc. #	3,475,916	41,400	Varian, Inc. #	1,776,060
155,200	Petrohawk Energy Corporation #	3,356,976	97,400	Vertex Pharmaceuticals, Inc. #	3,237,576
79,100	Range Resources Corporation	3,391,017		Total Health Care	49,653,422
167,900	Southwestern Energy Company #	5,127,666
227,400	TETRA Technologies, Inc. #	3,149,490	Industrials (9.6%)
160,300	Willbros Group, Inc. #*	4,247,950	26,000	Alliant Techsystems, Inc. #	2,442,440
115,000	XTO Energy, Inc.	5,349,800	43,100	Eaton Corporation	2,421,358
	Total Energy	42,668,586	109,800	FTI Consulting, Inc. #	7,931,952
			76,700	IDEX Corporation	2,379,234
Financials (18.2%)			79,200	Masco Corporation	1,420,848
470,200	Colonial BancGroup, Inc.	3,695,772	228,900	Oshkosh Corporation	3,012,324
106,920	Commerce Bancshares, Inc.	4,961,088	70,800	Pall Corporation	2,434,812
75,600	Cousins Properties, Inc. *	1,909,656	203,500	Polypore International, Inc. #	4,377,285
65,100	Cullen/Frost Bankers, Inc. *	3,906,000	78,800	Rockwell Collins, Inc.	3,789,492
108,500	Duke Realty Corporation *	2,666,930	61,500	Roper Industries, Inc.	3,503,040
36,700	Eaton Vance Corporation	1,292,941	126,000	Shaw Group, Inc.	3,871,980
81,800	Endurance Specialty Holdings, Ltd.	2,529,256	30,600	SPX Corporation	2,356,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Mid Cap Stock Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (95.1%)	Value	Shares	Common Stock (95.1%)	Value
Industrials — continued			Materials (11.4%)
93,700	Trinity Industries, Inc. *	$2,410,901	271,100	Albemarle Corporation	$8,360,724
68,900	Tyco International, Ltd.	2,412,878	116,305	Ball Corporation	4,592,884
43,000	WESCO International, Inc. #	1,383,740	16,400	CF Industries Holdings, Inc.	1,499,944
	Total Industrials	46,148,484	171,100	Commercial Metals Company	2,889,879
			109,000	Crown Holdings, Inc. #	2,420,890
Information Technology (16.0%)			133,400	Owens-Illinois, Inc. #	3,921,960
160,000	Activision Blizzard, Inc. #	2,468,800	210,200	Packaging Corporation of America	4,872,436
183,700	ASML Holding NV ADR	3,234,957	98,597	Pactiv Corporation #	2,448,164
1,300,100	Atmel Corporation #	4,407,339	464,749	Silgan Holdings, Inc.	23,744,026
119,700	Check Point Software			Total Materials	54,750,907
	Technologies, Ltd.	2,721,978
241,500	CIENA Corporation #	2,434,320	Telecommunications Services (1.3%)
935,000	Compuware Corporation #	9,060,150	666,500	Cincinnati Bell, Inc. #*	2,059,485
92,200	Electronic Arts, Inc. #*	3,410,478	55,700	Embarq Corporation	2,258,635
169,000	F5 Networks, Inc. #	3,951,220	48,300	Telephone and Data Systems, Inc.	1,726,725
135,500	Fair Isaac Corporation *	3,124,630		Total Telecommunications
339,500	FormFactor, Inc. #	5,914,090		Services	6,044,845
82,600	Intersil Corporation	1,369,508
77,500	Lam Research Corporation #	2,440,475	Utilities (5.3%)
55,900	Logitech International SA *	1,303,588	62,000	Equitable Resources, Inc.	2,274,780
93,800	McAfee, Inc. #*	3,185,448	219,200	MDU Resources Group, Inc.	6,356,800
94,500	Paychex, Inc.	3,121,335	56,100	National Fuel Gas Company *	2,366,298
516,200	PMC-Sierra, Inc.	3,830,204	108,700	Pepco Holdings, Inc.	2,490,317
228,200	Polycom, Inc. #*	5,278,266	104,900	Portland General Electric Company	2,481,934
219,800	Quest Software, Inc.	2,789,262	154,300	Reliant Energy, Inc.	1,134,105
75,000	Shanda Interactive		124,602	UGI Corporation	3,212,240
	Entertainment, Ltd. #*	1,916,250	111,900	Wisconsin Energy Corporation	5,024,310
568,800	Teradyne, Inc. #	4,442,328		Total Utilities	25,340,784
118,000	Xilinx, Inc. *	2,767,100
122,000	Zebra Technologies Corporation #	3,397,700		Total Common Stock
	Total Information Technology	76,569,426		(cost $490,022,530)	456,657,107

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Mid Cap Stock Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (15.7%)	Rate (+)	Date	Value
75,178,724	Thrivent Financial Securities Lending Trust	2.800%	N/A	$75,178,724
	Total Collateral Held for Securities Loaned
	(cost $75,178,724)			75,178,724

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (7.7%)	Rate (+)	Date	Value
$5,630,000	Novartis Finance Corporation	1.250%	10/1/2008	$5,630,000
9,105,000	Sociate Generale North American	3.000	10/1/2008	9,105,000
22,035,393	Thrivent Money Market Portfolio	2.900	N/A	22,035,393
	Total Short-Term Investments (at amortized cost)			36,770,393
	Total Investments (cost $601,971,647) 118.5%			$568,606,224
	Other Assets and Liabilities, Net (18.5%)			(88,600,732)
	Total Net Assets 100.0%			$480,005,492

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$15,043,551
Gross unrealized depreciation	(48,408,974)
Net unrealized appreciation (depreciation)	($33,365,423)
Cost for federal income tax purposes	$601,971,647

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (97.1%)	Value	Shares	Common Stock (97.1%)	Value
Consumer Discretionary (13.3%)			3,660	Modine Manufacturing Company	$52,997
5,433	99 Cents Only Stores #	$59,600	6,270	Mohawk Industries, Inc. #*	422,535
10,700	Advance Auto Parts, Inc.	424,362	4,800	Netflix, Inc. #*	148,224
7,500	Aeropostale, Inc. #*	240,825	600	NVR, Inc. #	343,200
23,180	American Eagle Outfitters, Inc.	353,495	15,000	O’Reilly Automotive, Inc. #	401,550
5,500	American Greetings Corporation	84,095	7,500	Pacific Sunwear of California, Inc. #	50,475
6,450	AnnTaylor Stores Corporation #	133,128	14,200	PETsMART, Inc.	350,882
8,330	ArvinMeritor, Inc. *	108,623	5,700	Phillips-Van Heusen Corporation	216,087
4,170	Barnes & Noble, Inc. *	108,754	4,300	Priceline.com, Inc.	294,249
10,710	Belo Corporation	63,832	4,800	Regis Corporation	132,000
2,830	Blyth, Inc.	32,092	7,500	Rent-A-Center, Inc. #	167,100
3,410	Bob Evans Farms, Inc.	93,059	14,760	Ross Stores, Inc.	543,316
7,000	Borders Group, Inc. *	45,920	4,700	Ryland Group, Inc.	124,644
13,020	BorgWarner, Inc.	426,665	16,050	Saks, Inc. #*	148,462
6,600	Boyd Gaming Corporation *	61,776	2,910	Scholastic Corporation	74,729
11,455	Brinker International, Inc.	204,930	7,300	Scientific Games Corporation #	168,046
7,360	Callaway Golf Company	103,555	29,400	Service Corporation International	245,784
8,300	Career Education Corporation #*	135,705	7,520	Sotheby’s Holdings, Inc. *	150,851
24,900	CarMax, Inc. #*	348,600	1,600	Strayer Education, Inc.	320,416
13,200	Charming Shoppes, Inc. #*	64,548	3,900	Thor Industries, Inc. *	96,798
7,400	Cheesecake Factory, Inc. #*	108,188	5,400	Timberland Company #	93,798
20,100	Chico’s FAS, Inc. #	109,947	14,600	Toll Brothers, Inc. #	368,358
3,700	Chipotle Mexican Grill, Inc. #*	205,313	6,900	Tupperware Corporation	190,647
5,600	Coldwater Creek, Inc. #	32,424	4,100	Under Armour, Inc. #*	130,216
7,100	Collective Brands, Inc. #*	130,001	12,700	Urban Outfitters, Inc. #*	404,749
9,600	Corinthian Colleges, Inc. #*	144,000	5,580	Valassis Communications, Inc. #	48,323
6,820	DeVry, Inc.	337,863	5,100	Warnaco Group, Inc. #*	230,979
9,500	Dick’s Sporting Goods, Inc. #	186,010	61,100	Wendy’s/Arby’s Group, Inc.	321,386
10,160	Dollar Tree, Inc. #	369,418	9,780	Williams-Sonoma, Inc. *	158,240
9,000	DreamWorks Animation SKG, Inc. #	283,050		Total Consumer Discretionary	14,326,149
3,800	Entercom Communications Corporation	19,076
17,500	Foot Locker, Inc.	282,800	Consumer Staples (3.7%)
4,740	Furniture Brands International, Inc. *	49,865	9,500	Alberto-Culver Company	258,780
16,120	Gentex Corporation	230,516	6,640	BJ’s Wholesale Club, Inc. #	258,030
6,700	Guess ?, Inc.	233,093	7,410	Church & Dwight Company, Inc.	460,087
10,500	Hanesbrands, Inc. #	228,375	8,300	Corn Products International, Inc.	267,924
4,400	Harte-Hanks, Inc.	45,628	6,450	Energizer Holdings, Inc. #	519,548
5,800	Hovnanian Enterprises, Inc. #*	46,342	8,300	Hansen Natural Corporation #*	251,075
3,170	International Speedway Corporation	123,345	7,830	Hormel Foods Corporation	284,072
3,500	ITT Educational Services, Inc. #	283,185	6,076	J.M. Smucker Company	307,992
5,800	J. Crew Group, Inc. #*	165,706	2,340	Lancaster Colony Corporation	88,124
4,800	John Wiley and Sons, Inc.	194,160	6,100	NBTY, Inc. #	180,072
8,600	Lamar Advertising Company *	265,654	6,410	PepsiAmericas, Inc.	132,815
8,700	Lear Corporation #	91,350	6,300	Ralcorp Holdings, Inc.	424,683
3,900	Life Time Fitness, Inc. #*	121,953	4,310	Ruddick Corporation	139,860
4,200	M.D.C. Holdings, Inc.	153,678	13,200	Smithfield Foods, Inc. #*	209,616
5,500	Marvel Entertainment, Inc.	187,770	2,841	Tootsie Roll Industries, Inc. *	82,133
3,400	Matthews International Corporation	172,516	2,840	Universal Corporation	139,416
2,600	Media General, Inc. *	32,318		Total Consumer Staples	4,004,227

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (97.1%)	Value	Shares	Common Stock (97.1%)	Value
Energy (7.2%)			2,800	Essex Property Trust, Inc. *	$331,324
16,200	Arch Coal, Inc. ‡	$532,818	6,910	Everest Re Group, Ltd.	597,922
4,100	Bill Barrett Corporation #	131,651	6,600	Federal Realty Investment Trust *	564,960
9,300	Cimarex Energy Company	454,863	24,005	Fidelity National Financial, Inc.	352,874
27,700	Denbury Resources, Inc. #	527,408	10,400	First American Corporation	306,800
6,000	Encore Acquisition Company #	250,680	13,700	First Niagara Financial Group, Inc.	215,775
7,378	Exterran Holdings, Inc. #	235,801	9,180	FirstMerit Corporation	192,780
14,300	FMC Technologies, Inc. #*	665,665	5,670	Hanover Insurance Group, Inc.	258,098
10,000	Forest Oil Corporation #	496,000	13,050	HCC Insurance Holdings, Inc.	352,350
11,600	Frontier Oil Corporation	213,672	11,400	Health Care REIT, Inc.	606,822
10,300	Helix Energy Solutions Group, Inc.	250,084	7,200	Highwoods Properties, Inc.	256,032
11,780	Helmerich & Payne, Inc.	508,778	4,760	Horace Mann Educators Corporation	61,261
14,800	Newfield Exploration Company #	473,452	10,600	Hospitality Properties Trust	217,512
7,000	Oceaneering International, Inc.	373,240	13,500	Jefferies Group, Inc.	295,380
3,000	Overseas Shipholding Group, Inc.	174,930	4,500	Jones Lang LaSalle, Inc.	195,660
7,100	Patriot Coal Corporation	206,255	10,500	Liberty Property Trust	395,325
17,700	Patterson-UTI Energy, Inc.	354,354	8,300	Macerich Company	528,295
12,039	Plains Exploration & Production		7,400	Mack-Cali Realty Corporation	250,638
	Company #	423,291	4,100	Mercury General Corporation	224,475
19,420	Pride International, Inc. #	575,026	10,800	Nationwide Health Properties, Inc. *	388,584
12,700	Quicksilver Resources, Inc. #	249,301	38,811	New York Community Bancorp, Inc. *	651,637
9,000	Superior Energy Services, Inc. #	280,260	26,150	Old Republic International Corporation	333,412
5,800	Tidewater, Inc.	321,088	2,700	PacWest Bancorp	77,193
	Total Energy	7,698,617	6,500	Philadelphia Consolidated Holding
				Corporation #	380,705
Financials (18.6%)			8,180	PMI Group, Inc.	24,131
4,500	Affiliated Managers Group, Inc. #	372,825	4,507	Potlatch Corporation	209,080
3,600	Alexandria Real Estate Equities, Inc.	407,088	7,970	Protective Life Corporation	227,225
11,000	AMB Property Corporation ‡	498,300	10,725	Raymond James Financial, Inc. *	353,710
8,335	American Financial Group, Inc.	245,882	8,908	Rayonier, Inc. REIT	421,794
13,090	AmeriCredit Corporation #*	132,602	11,500	Realty Income Corporation *	294,400
16,000	Apollo Investment Corporation	272,800	7,800	Regency Centers Corporation	520,182
10,600	Arthur J. Gallagher & Company	271,996	15,140	SEI Investments Company	336,108
14,293	Associated Banc-Corp	285,145	5,500	StanCorp Financial Group, Inc.	273,240
9,170	Astoria Financial Corporation	190,094	3,630	SVB Financial Group #	210,250
8,300	BancorpSouth, Inc.	233,479	32,200	Synovus Financial Corporation	333,270
5,300	Bank of Hawaii Corporation	283,285	13,020	TCF Financial Corporation	234,360
5,700	BRE Properties, Inc. *	279,300	14,600	UDR, Inc.	381,790
13,100	Brown & Brown, Inc.	283,222	5,600	Unitrin, Inc.	139,664
5,900	Camden Property Trust	270,574	15,675	W.R. Berkley Corporation ‡	369,146
5,500	Cathay General Bancorp *	130,900	9,640	Waddell & Reed Financial, Inc.	238,590
4,520	City National Corporation	245,436	9,927	Washington Federal, Inc.	183,153
22,900	Colonial BancGroup, Inc.	179,994	5,930	Webster Financial Corporation	149,732
7,000	Commerce Bancshares, Inc.	324,800	8,400	Weingarten Realty Investors *	299,628
5,000	Cousins Properties, Inc. *	126,300	3,220	Westamerica Bancorporation	185,247
6,600	Cullen/Frost Bankers, Inc.	396,000	7,480	Wilmington Trust Corporation *	215,648
16,600	Duke Realty Corporation	408,028		Total Financials	20,008,015
13,000	Eaton Vance Corporation	457,990
3,700	Equity One, Inc.	75,813

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (97.1%)	Value	Shares	Common Stock (97.1%)	Value
Health Care (11.7%)			3,700	Alliant Techsystems, Inc. #	$347,578
5,806	Advanced Medical Optics, Inc. #*	$103,231	11,970	AMETEK, Inc.	488,017
8,100	Affymetrix, Inc. #	62,694	11,620	Avis Budget Group, Inc. #	66,699
4,970	Apria Healthcare Group, Inc. #	90,653	11,100	BE Aerospace, Inc. #	175,713
6,930	Beckman Coulter, Inc.	491,961	4,660	Brink’s Company	284,353
7,600	Cephalon, Inc. #	588,924	6,840	Carlisle Companies, Inc.	204,995
7,600	Cerner Corporation #	339,264	5,130	Con-way, Inc.	226,284
7,600	Charles River Laboratories		7,300	Copart, Inc. #	277,400
	International, Inc. #	422,028	3,900	Corporate Executive Board Company	121,875
10,700	Community Health Systems, Inc. #	313,617	14,000	Corrections Corporation of America #	347,900
7,010	Covance, Inc. #	619,754	5,500	Crane Company	163,405
16,680	Dentsply International, Inc.	626,167	5,900	Deluxe Corporation	84,901
6,320	Edwards Lifesciences Corporation #	365,043	8,900	Donaldson Company, Inc.	372,999
13,600	Endo Pharmaceutical Holdings, Inc. #	272,000	4,600	DRS Technologies, Inc.	353,050
6,000	Gen-Probe, Inc. #	318,300	6,120	Dun & Bradstreet Corporation	577,483
28,200	Health Management Associates, Inc. #	117,312	4,470	Dycom Industries, Inc. #	58,199
11,980	Health Net, Inc. #	282,728	5,400	Federal Signal Corporation	73,980
10,000	Henry Schein, Inc. #	538,400	6,430	Flowserve Corporation	570,791
7,050	Hill-Rom Holdings, Inc. *	213,686	5,520	GATX Corporation	218,426
28,700	Hologic, Inc. #*	554,771	6,700	Graco, Inc.	238,587
6,600	IDEXX Laboratories, Inc. #	361,680	3,660	Granite Construction, Inc.	131,101
10,300	Invitrogen Corporation #*	389,340	9,400	Harsco Corporation	349,586
3,300	Kindred Healthcare, Inc. #	90,981	6,190	Herman Miller, Inc.	151,469
6,300	Kinetic Concepts, Inc. #*	180,117	5,030	HNI Corporation	127,460
5,900	LifePoint Hospitals, Inc. #	189,626	6,230	Hubbell, Inc.	218,362
8,220	Lincare Holdings, Inc. #	247,340	9,200	IDEX Corporation	285,384
6,400	Medicis Pharmaceutical Corporation	95,424	9,140	JB Hunt Transport Services, Inc.	305,002
11,620	Omnicare, Inc. *	334,307	20,975	JetBlue Airways Corporation #*	103,826
13,560	PDL BioPharma, Inc.	126,244	12,050	Joy Global, Inc.	543,937
8,650	Perrigo Company	332,679	10,200	Kansas City Southern, Inc.	452,472
13,300	Pharmaceutical Product Development, Inc.	549,955	19,100	KBR, Inc.	291,657
6,200	Psychiatric Solutions, Inc. #	235,290	3,120	Kelly Services, Inc.	59,436
8,400	ResMed, Inc. #	361,200	8,540	Kennametal, Inc.	231,605
12,250	Sepracor, Inc. #	224,298	5,440	Korn/Ferry International #	96,941
6,600	STERIS Corporation	248,028	4,900	Lincoln Electric Holdings, Inc.	315,119
4,400	Techne Corporation #	317,328	8,870	Manpower, Inc.	382,829
2,500	United Therapeutics Corporation #	262,925	3,400	Mine Safety Appliances Company *	129,608
5,700	Universal Health Services, Inc.	319,371	10,660	MPS Group, Inc. #	107,453
9,910	Valeant Pharmaceuticals International #* 202,858		5,000	MSC Industrial Direct Company, Inc.	230,350
3,400	Varian, Inc. #	145,860	5,200	Navigant Consulting, Inc. #	103,428
9,400	VCA Antech, Inc. #	277,018	3,890	Nordson Corporation	191,038
16,720	Vertex Pharmaceuticals, Inc. #	555,773	8,300	Oshkosh Corporation	109,228
4,600	Wellcare Health Plans, Inc. #	165,600	11,060	Pentair, Inc.	382,344
	Total Health Care	12,533,775	19,710	Quanta Services, Inc. #	532,367
			17,300	Republic Services, Inc.	518,654
Industrials (15.1%)			4,748	Rollins, Inc.	90,117
10,230	AGCO Corporation #	435,900	10,000	Roper Industries, Inc. *	569,600
13,800	AirTran Holdings, Inc. #*	33,534	9,300	Shaw Group, Inc.	285,789
4,040	Alaska Air Group, Inc. #	82,376	6,060	SPX Corporation	466,620
4,560	Alexander & Baldwin, Inc.	200,777	9,700	Stericycle, Inc. #	571,427

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (97.1%)	Value	Shares	Common Stock (97.1%)	Value
Industrials — continued			16,920	McAfee, Inc. #	$574,603
4,540	Teleflex, Inc.	$288,245	10,470	Mentor Graphics Corporation #	118,834
6,400	Thomas & Betts Corporation #	250,048	10,100	Metavante Technologies, Inc. #	194,526
9,500	Timken Company	269,325	6,375	National Instruments Corporation	191,569
9,095	Trinity Industries, Inc. *	234,014	18,300	NCR Corporation	403,515
6,598	United Rentals, Inc. #*	100,554	8,800	NeuStar, Inc. #	175,032
9,400	URS Corporation	344,698	12,400	Palm, Inc. *	74,028
5,400	Wabtec Corporation	276,642	13,100	Parametric Technology Corporation #	241,040
4,700	Werner Enterprises, Inc. *	102,037	5,440	Plantronics, Inc.	122,509
6,500	YRC Worldwide, Inc. #*	77,740	9,520	Polycom, Inc. #	220,198
	Total Industrials	16,282,734	30,140	RF Micro Devices, Inc. #*	88,009
			21,600	SAIC, Inc. #	436,968
Information Technology (12.7%)			7,090	Semtech Corporation #	98,976
47,100	3Com Corporation #	109,743	5,300	Silicon Laboratories, Inc. #	162,710
3,820	ACI Worldwide, Inc. #	66,926	4,700	SRA International, Inc. #	106,361
7,690	Acxiom Corporation	96,433	8,980	Sybase, Inc. #	274,968
13,500	ADC Telecommunications, Inc. #	114,075	16,280	Synopsys, Inc. #‡	324,786
6,280	ADTRAN, Inc.	122,397	5,680	Tech Data Corporation #	169,548
1,900	Advent Software, Inc. #*	66,937	13,500	Trimble Navigation, Ltd. #*	349,110
7,500	Alliance Data Systems Corporation #‡	475,350	9,800	ValueClick, Inc. #	100,254
9,900	ANSYS, Inc. #*	374,913	21,820	Vishay Intertechnology, Inc. #	144,448
13,370	Arrow Electronics, Inc. #	350,561	24,800	Western Digital Corporation #	528,736
51,120	Atmel Corporation #	173,297	7,950	Wind River Systems, Inc. #	79,500
16,820	Avnet, Inc. #	414,277	7,300	Zebra Technologies Corporation #	203,305
5,080	Avocent Corporation #	103,937		Total Information Technology	13,597,122
15,900	Broadridge Financial Solutions, LLC	244,701
29,780	Cadence Design Systems, Inc. #‡	201,313	Materials (6.7%)
7,874	CommScope, Inc. #*	272,755	9,190	Airgas, Inc. ‡	456,284
9,900	Cree, Inc. #*	225,522	10,220	Albemarle Corporation	315,185
7,330	Diebold, Inc.	242,696	7,600	AptarGroup, Inc.	297,236
4,100	Digital River, Inc. #	132,840	7,290	Cabot Corporation	231,676
4,810	DST Systems, Inc. #*	269,312	4,900	Carpenter Technology Corporation	125,685
9,000	F5 Networks, Inc. #	210,420	27,700	Chemtura Corporation	126,312
4,800	FactSet Research Systems, Inc.	250,800	11,900	Cleveland-Cliffs, Inc.	629,986
5,450	Fair Isaac Corporation	125,677	12,900	Commercial Metals Company	217,881
14,500	Fairchild Semiconductor		5,260	Cytec Industries, Inc.	204,667
	International, Inc. #	128,905	5,000	Ferro Corporation	100,500
15,600	FLIR Systems, Inc. #	599,352	8,400	FMC Corporation	431,676
16,600	Foundry Networks, Inc.	302,286	3,800	Greif, Inc.	249,356
6,600	Gartner Group, Inc. #	149,688	10,400	Louisiana-Pacific Corporation	96,720
8,900	Global Payments, Inc.	399,254	7,560	Lubrizol Corporation	326,138
3,410	Imation Corporation	77,134	4,620	Martin Marietta Materials, Inc. *	517,348
18,800	Ingram Micro, Inc. #	302,116	2,180	Minerals Technologies, Inc.	129,405
19,650	Integrated Device Technology, Inc. #	152,877	8,500	Olin Corporation	164,900
8,150	International Rectifier Corporation #	155,013	11,700	Packaging Corporation of America	271,206
14,100	Intersil Corporation	233,778	7,100	Reliance Steel & Aluminum Company	269,587
9,760	Jack Henry & Associates, Inc.	198,421	14,800	RPM International, Inc.	286,232
14,000	Lam Research Corporation #	440,860	4,800	Scotts Company	113,472
9,300	Lender Processing Services, Inc.	283,836	5,530	Sensient Technologies Corporation	155,559
9,440	Macrovision Solutions Corporation #	145,187	11,280	Sonoco Products Company	334,790

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (97.1%)	Value	Shares	Common Stock (97.1%)	Value
Materials — continued			5,030	IDACORP, Inc.	$146,323
20,000	Steel Dynamics, Inc.	$341,800	20,625	MDU Resources Group, Inc.	598,125
12,000	Temple-Inland, Inc. *	183,120	9,200	National Fuel Gas Company	388,056
10,300	Terra Industries, Inc.	302,820	17,970	Northeast Utilities Service Company	460,930
11,360	Valspar Corporation	253,214	11,940	NSTAR	399,990
6,800	Worthington Industries, Inc. *	101,592	10,490	OGE Energy Corporation	323,931
	Total Materials	7,234,347	11,900	ONEOK, Inc.	409,360
			10,075	PNM Resources, Inc.	103,168
Telecommunications Services (0.5%)			14,760	Puget Energy, Inc.	394,092
27,910	Cincinnati Bell, Inc. #	86,242	13,230	SCANA Corporation	515,044
12,020	Telephone and Data Systems, Inc.	429,715	27,200	Sierra Pacific Resources	260,576
	Total Telecommunications Services	515,957	9,190	Vectren Corporation	255,942
			12,220	Westar Energy, Inc.	281,549
Utilities (7.6%)			5,710	WGL Holdings, Inc.	185,290
8,980	AGL Resources, Inc.	281,792	13,070	Wisconsin Energy Corporation	586,843
12,500	Alliant Energy Corporation ‡	402,625		Total Utilities	8,205,772
15,566	Aqua America, Inc. *	276,763
4,300	Black Hills Corporation	133,601		Total Common Stock
12,830	DPL, Inc.	318,184		(cost $96,247,879)	104,406,715
8,000	Energen Corporation	362,240
14,800	Equitable Resources, Inc.	543,012
13,563	Great Plains Energy, Inc.	300,420
9,580	Hawaiian Electric Industries, Inc. *	277,916

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (11.7%)	Rate (+)	Date	Value
12,589,887	Thrivent Financial Securities Lending Trust	2.800%	N/A	$12,589,887
	Total Collateral Held for Securities Loaned
	(cost $12,589,887)			12,589,887

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (2.5%)	Rate (+)	Date	Value
$200,000	Federal National Mortgage Association ‡	2.100%	12/10/2008	$199,028
2,444,700	Thrivent Money Market Portfolio	2.900	N/A	2,444,700
	Total Short-Term Investments (cost $2,643,893)			2,643,728
	Total Investments (cost $111,481,659) 111.3%			$119,640,330
	Other Assets and Liabilities, Net (11.3%)			(12,168,443)
	Total Net Assets 100.0%			$107,471,887

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
S&P 400 Index Mini-Futures	39	December 2008	$2,980,930	$2,848,170	($132,760)
Total Futures					($132,760)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At September 30, 2008, $199,028 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $3,247,032 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$23,026,890
Gross unrealized depreciation	(14,868,219)
Net unrealized appreciation (depreciation)	$8,158,671
Cost for federal income tax purposes	$111,481,659

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Partner Worldwide Allocation Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (84.3%)	Value ^	Shares	Common Stock (84.3%)	Value ^
Australia (2.5%)			4,600	EnCana Corporation #	$293,729
36,510	AJ Lucas Group, Ltd.	$165,161	1,100	Fording Canadian Coal Trust #	90,197
15,938	BHP Billiton, Ltd.	412,332	3,000	Husky Energy, Inc.	124,589
9,108	Campbell Brothers, Ltd.	232,464	5,700	Nexen, Inc. #	132,284
15,771	Centennial Coal Company, Ltd.	46,681	2,100	Potash Corporation of Saskatchewan #	272,232
5,291	CSL, Ltd.	160,293	2,400	Precision Drilling Trust #	39,463
16,855	Incitec Pivot, Ltd. #§	67,532	3,200	Research In Motion, Ltd. #	215,608
2,984	Leighton Holdings, Ltd.	91,847	2,700	Shoppers Drug Mart Corporation	130,269
120,786	Macmahon Holdings, Ltd.	157,134	900	Suncor Energy, Inc. #	37,208
19,583	Mount Gibson Iron, Ltd.	26,087	3,600	Teck Cominco, Ltd. #	102,219
14,882	OneSteel, Ltd.	55,051	4,400	Viterra, Inc.	42,045
2,634	Rio Tinto, Ltd.	177,488		Total Canada	1,724,849
28,436	Transpacific Industries Group, Ltd.	162,099
18,365	United Group, Ltd.	189,615	Cayman Islands (<0.1%)
	Total Australia	1,943,784	23,546	Stella International Holdings, Ltd.	25,260
				Total Cayman Islands	25,260
Austria (0.4%)
3,300	Erste Group Bank AG	168,412	Chile (0.3%)
1,379	OMV AG AG	58,127	5,700	Banco Santander Chile SA ADR ±‡	243,903
1,589	Verbund – Oesterreichische			Total Chile	243,903
	Elektrizitaetswirtschafts – AG	97,794
	Total Austria	324,333	China (0.3%)
			190,000	PetroChina Company, Ltd.	197,236
Belgium (0.5%)				Total China	197,236
427	Colruyt SA	107,182
2,081	Compagnie d’ Entreprises CFE	175,176	Denmark (0.8%)
567	Group Bruxelles Lambert SA	48,939	1,160	ALK-Abello A/S	121,613
730	Mobistar SA	51,382	1,150	FLSmidth & Company	58,395
	Total Belgium	382,679	3,500	Novo Nordisk AS	181,448
			1,700	Sydbank A/S	50,994
Bermuda (0.1%)			1,800	Vestas Wind Systems #	157,113
156,000	GOME Electrical Appliances			Total Denmark	569,563
	Holdings, Ltd.	46,055
42,000	Noble Group, Ltd.	39,966	Finland (0.6%)
	Total Bermuda	86,021	3,420	Fortum Oyj	114,777
			4,083	Konecranes Oyj	97,641
Brazil (2.8%)			10,534	Nokia Oyj	196,481
23,000	Banco Bradesco SA ADR ±‡	370,300	2,703	Nokian Renkaat Oyj	65,044
21,000	Companhia Vale do Rio Doce SP ADR ‡	371,700		Total Finland	473,943
13,900	Empresa Brasileira de Aeronautica SA ADR	375,439
16,100	Lojas Renner SA	187,744	France (5.5%)
11,000	Petroleo Brasileiro SA ADR	411,620	2,164	Alstom	164,274
7,500	Souza Cruz SA	177,400	19,200	Axa SA	628,524
9,000	Ultrapar Participacoes SA	225,180	5,900	Cap Gemini SA	278,732
	Total Brazil	2,119,383	3,200	Compagnie de Saint-Gobain	165,537
			2,477	Eurofins Scientific	194,903
Canada (2.3%)			2,134	Eutelsat Communications	56,767
2,000	Agrium, Inc. #	111,811	4,000	Gdf Suez	208,113
2,000	Canadian Oil Sands Trust	72,837	768	Hermes International	124,955
6,900	CGI Group, Inc. #	60,358

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Partner Worldwide Allocation Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (84.3%)	Value ^	Shares	Common Stock (84.3%)	Value ^
France — continued			75,000	Hang Lung Group, Ltd.	$237,571
1,566	Ingenico	$39,336	4,500	Hang Seng Bank, Ltd.	85,068
3,869	Orpea #	163,831	17,000	Hutchison Whampoa, Ltd.	130,568
1,425	Rubis	101,013	33,000	Swire Pacific, Ltd.	290,073
5,200	Schneider Electric SA	446,565	20,000	Swire Pacific, Ltd.	34,609
2,472	Sechilienne SA	141,470	12,000	Wharf Holdings, Ltd.	34,283
1,724	Stallergenes	109,177		Total Hong Kong	1,234,304
3,084	Suez Lyonnaise des Eaux	151,542
2,015	Teleperformance	56,208	Hungary (0.5%)
1,060	UBISOFT Entertainment SA	73,742	2,000	Richter Gedeon Nyrt	366,090
561	Unibail-Rodamco	113,512		Total Hungary	366,090
353	Vallourec SA	76,173
1,365	Vilmorin & Cie	179,767	Indonesia (0.3%)

23,079	Vivendi Universal SA	723,569	127,000	PT Astra International Tbk	226,538
	Total France	4,197,710		Total Indonesia	226,538

Germany (5.6%)			Israel (0.6%)
9,100	Adidas AG	486,138	8,000	Check Point Software Technologies, Ltd.	181,920
4,081	Bayer AG	298,893	6,000	Teva Pharmaceutical Industries, Ltd. ADR	274,740
7,000	Bayerische Motoren Werke AG	271,335		Total Israel	456,660
21,000	Deutsche Post AG-REG	438,171
9,497	E.ON AG	478,067	Italy (2.9%)
5,252	ElringKlinger AG	100,266	14,278	Ansaldo STS SPA	202,557
3,399	GEA Group AG	65,792	12,314	Enel SPA	102,796
3,970	Gerresheimer AG	180,484	20,900	Eni SPA	553,999
1,685	K+S AG	116,836	26,100	Finmeccanica SPA	565,804
3,118	Krones AG	155,065	2,366	Lottomatica SPA	61,957
4,968	Leoni AG	150,212	34,166	Maire Tecnimont SPA	121,224
1,349	MAN AG	90,827	17,660	Terna-Rete Elettrica Nationale SPA	64,929
180	MorphoSys AG	10,996	9,516	Trevi Finanziaria SPA	157,998
906	Rational AG	142,713	95,900	Unicredit SPA	358,609
949	RWE AG	90,478		Total Italy	2,189,873
5,103	SAP AG	271,791
1,766	SGL Carbon AG	68,650
7,453	Siemens AG	695,220	Japan (14.7%)
1,707	Vossloh AG	176,933	1,935	Aeon Delight Company, Ltd.	44,575
	Total Germany	4,288,867	5,500	Asahi Breweries, Ltd.	96,396
			1,600	Astellas Pharmaceutical, Inc.	67,231
			5,000	Bank of Kyoto, Ltd.	51,031
Greece (0.5%)			27,100	Bridgestone Corporation	513,044
6,042	Alpha Bank AE	131,546	2,300	Canon, Inc.	87,195
3,153	Greek Organization of Football		6,400	Capcom Company, Ltd.	183,335
	Prognostics SA	96,782	49	CyberAgent, Inc.	46,344
986	Jumbo SA	15,947	5,000	Daihatsu Motor Company, Ltd.	54,701
3,939	National Bank of Greece SA	159,632	12,700	Daiichi Sankyo Company, Ltd.	327,234
	Total Greece	403,907	8,000	Daiseki Company, Ltd.	213,482
			14,100	Daito Trust Construction Company, Ltd.	524,418
Hong Kong (1.6%)			1,600	FamilyMart Company, Ltd.	67,702
30,000	BOC Hong Kong (Holdings), Ltd.	53,633	1,194	Fast Retailing Company, Ltd.	121,756
6,000	Cheung Kong Holdings, Ltd.	67,971	13,856	Fuji Oil Company, Ltd.	157,788
30,000	China Mobile, Ltd.	300,528	17,657	GMO Internet, Inc. #	83,499

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Partner Worldwide Allocation Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (84.3%)	Value ^	Shares	Common Stock (84.3%)	Value ^
Japan — continued			4,700	Tokio Marine Holdings, Inc.	$172,555
1,800	Hisamitsu Pharmaceutical Company, Inc.	$78,782	8,400	Torishima Pump Manufacturing
5,000	Hitachi Metals, Ltd.	59,760		Company, Ltd.	153,651
30,000	Hitachi, Ltd.	202,529	2,100	Toyoda Gosei Company, Ltd.	35,680
3,400	Honda Motor Company, Ltd.	103,131	13,300	Toyota Motor Corporation	568,608
4,100	Hosiden Corporation	59,055	5,600	Unicharm Petcare Corporation	167,844
12	INPEX Holdings, Inc.	101,981		Total Japan	11,231,372
13,000	ITOCHU Corporation	78,314
43	Japan Tobacco, Inc.	162,071	Luxembourg (0.3%)
1,600	JFE Holdings, Inc.	49,626	5,300	Tenaris SA ADR	197,637
7,400	Komatsu, Ltd.	121,149	1,150	Oriflame Cosmetics SA	53,275
2,200	KONAMI Corporation	55,358		Total Luxembourg	250,912
38,000	Kureha Corporation	208,287
2,100	Kurita Water Industries, Ltd.	49,186	Malaysia (0.5%)
1,500	Lawson, Inc.	69,173	62,000	Bumiputra-Commerce Holdings Berhad	138,691
1,900	Makita Corporation	38,922	80,000	Public Bank Berhad	232,687
22,000	Marubeni Corporation	99,726		Total Malaysia	371,378
11,000	Matsushita Electric Industrial
	Company, Ltd.	189,635	Mexico (1.7%)
10,000	Mazda Motor Corporation	40,725	172,000	Consorcio ARA SAB de CV	95,936
8,800	Mitsubishi Corporation	183,569	10,500	Fomento Economico Mexicano
19,000	Mitsubishi Electric Corporation	128,194		SAB de CV ADR	400,470
98,500	Mitsubishi UFJ Financial Group, Inc.	858,945	3,500	Grupo Aeroportuario del Sureste
7,000	Mitsui & Company, Ltd.	86,900		SAB de CV ADR	173,810
8,000	Mitsui Fudosan Company, Ltd.	154,576	97,500	Grupo Financiero Banorte SA de CV ADR	311,137
13,000	Mitsui Osk Lines, Ltd.	112,949	94,000	Organizacion Soriana SAB de CV	282,778
16,000	Mitsui Sumitomo Insurance Group			Total Mexico	1,264,131
	Holdings, Inc.	544,918
9,100	Nichi-iko Pharmaceutical Company, Ltd.	221,573	Netherlands (1.9%)
5,000	Nikon Corporation	119,945	2,734	Arcelor Mittal	138,389
600	Nintendo Company, Ltd.	254,504	1,338	Furgo NV	79,015
4,000	Nippon Meat Packers, Inc.	60,657	1,736	Gemalto NV #	62,629
12,000	Nippon Yusen Kabushiki Kaisha	78,223	7,577	Imtech NV	155,335
3,600	NPC, Inc.	165,547	19,400	ING Groep NV	415,908
146	Rakuten, Inc.	82,385	12,347	Koninklijke (Royal) KPN NV	178,321
23	Seven Bank, Ltd.	61,299	1,249	Koninklijke Boskalis Westminster NV	59,205
5,300	Shin-Etsu Chemical Company, Ltd.	252,019	1,199	Koninklijke DSM NV	56,714
51	So-net M3, Inc.	168,871	8,524	Reed Elsevier NV	126,458
1,200	Sony Corporation	37,005	609	Smit Internationale NV	52,812
6,300	Sugi Pharmacy Company, Ltd.	178,832	4,956	Unilever NV	139,511
55,100	Sumitomo Corporation	513,744		Total Netherlands	1,464,297
91,100	Sumitomo Trust and Banking
	Company, Ltd.	606,949	Norway (2.0%)
5,000	Suruga Bank, Ltd.	58,199	6,100	DnB NOR ASA	47,322
4,200	Sysmex Corporation	185,602	46,300	Norsk Hydro ASA	313,227
1,250	T&D Holdings, Inc.	66,027	15,374	ODIM ASA #	207,010
7,900	Takeda Pharmaceutical Company, Ltd.	397,770
20,000	Tokai Carbon Company, Ltd.	146,691

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Partner Worldwide Allocation Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (84.3%)	Value ^	Shares	Common Stock (84.3%)	Value ^
Norway — continued			Spain (2.9%)
29,100	Statoil ASA	$691,507	21,400	Banco Bilbao Vizcaya Argentaria SA	$346,067
3,600	Tandberg ASA	49,052	2,421	Grifols SA	61,862
26,825	Tomra Systems ASA	140,021	38,073	Iberdrola SA	386,798
2,000	Yara International ASA	71,179	13,877	Mapfre SA	60,664
	Total Norway	1,519,318	57,715	Telefonica SA	1,372,371
				Total Spain	2,227,762
Philippines (0.4%)
740,000	Ayala Land, Inc.	149,010	Sweden (1.3%)
156,000	Bank of the Philippine Islands	154,024	8,200	Alfa Laval AB	84,854
	Total Philippines	303,034	8,400	Atlas Copco AB	95,432
			3,675	Hennes & Mauritz AB	150,476
Portugal (0.1%)			13,588	Intrum Justitia AB	146,162
8,576	Jeronimo Martins SGPS SA	73,143	1,400	Modern Times Group AB	50,433
	Total Portugal	73,143	3,600	Nordea Bank AB	42,980
			16,600	Sandvik AB	175,863
Russia (0.4%)			24,300	Telefonaktiebolaget LM Ericsson	230,772
4,953	LUKOIL ADR	296,892		Total Sweden	976,972
	Total Russia	296,892
			Switzerland (7.2%)
Singapore (1.3%)			13,709	ABB, Ltd.	265,659
110,000	Parkway Holdings, Ltd.	145,705	1,968	Actelion, Ltd. #	101,408
34,200	Singapore Airlines, Ltd.	343,557	7,200	Adecco SA	312,779
201,000	Singapore Telecommunications, Ltd.	459,409	2,175	Bobst Group AG	111,959
14,426	SMRT Corporation, Ltd. §	19,879	723	Burckhardt Compression Holding AG	140,993
17,000	Wilmar International, Ltd.	30,147	1,060	Komax Holding AG	118,813
	Total Singapore	998,697	823	Lonza Group AG	103,263
			610	Meyer Burger Technology AG #	135,024
			36,164	Nestle SA	1,562,917
South Africa (0.9%)			25,345	Novartis AG	1,334,402
44,000	Massmart Holdings, Ltd.	402,804	2,037	Roche Holding AG	318,876
86,000	Truworths International, Ltd.	306,214	2,171	Schulthess Group AG	109,579
	Total South Africa	709,018	1,281	Sonova Holding AG	83,518
			9,000	Swiss Reinsurance Company	499,549
South Korea (2.2%)			1,981	Temenos Group AG #	37,764
636	MegaStudy Company, Ltd.	96,871	96	Vetropack Holding AG	164,637
10,000	Pusan Bank	90,333	397	Zurich Financial Services AG	109,937
13,970	S&T Dynamics Company, Ltd.	141,049		Total Switzerland	5,511,077
1,340	Samsung Electronics Company, Ltd.	422,555
2,100	Samsung Electronics		Taiwan (1.4%)
	Company, Ltd. GDR ≤	468,909	70,000	Taiwan Mobile Company, Ltd.	112,201
400	Shinsegae Company, Ltd.	188,793	191,962	Taiwan Semiconductor Manufacturing	321,926
2,155	SODIFF Advanced Materials			Company, Ltd. ADR #
	Company, Ltd.	147,161	66,031	Taiwan Semiconductor Manufacturing
1,536	Taewoong Company, Ltd.	102,243		Company, Ltd.	618,710
	Total South Korea	1,657,914		Total Taiwan	1,052,837

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Partner Worldwide Allocation Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (84.3%)	Value ^	Shares	Common Stock (84.3%)	Value ^
Thailand (0.7%)			9,067	IG Group Holdings plc	$51,531
62,000	PTT Exploration & Production Public		8,949	Imperial Tobacco Group plc	287,257
	Company, Ltd.	$232,546	21,900	International Power plc	141,702
69,000	Siam Cememt Public Company, Ltd.	275,107	3,552	Intertek Group plc	53,240
	Total Thailand	507,653	9,424	John Wood Group plc	57,303
			207,200	Kingfisher plc	493,928
Turkey (0.7%)			43,900	Pearson plc	475,579
67,000	Akbank TAS	343,006	5,837	Petrofac, Ltd.	60,988
6,000	BIM Birlesik Magazalar AS	186,123	19,030	Prudential plc	173,506
	Total Turkey	529,129	56,774	PV Crystalox Solar plc	156,363
			4,948	Reckitt Benckiser Group plc	239,893
United Kingdom (13.9%)			2,939	Rio Tinto plc	184,442
8,050	Aggreko plc	79,178	14,472	Rotork plc	241,779
6,900	Anglo American plc	233,069	86,862	Royal Bank of Scotland Group plc	280,198
10,200	AstraZeneca plc	446,328	20,153	Stagecoach Group plc	91,579
4,924	Autonomy Corporation plc #	91,421	16,656	Standard Chartered plc	409,812
2,591	Aveva Group plc	53,423	16,951	Tesco plc	117,889
22,044	Babcock International Group	198,079	7,672	Ultra Electronics Holdings	173,892
17,568	BG Group plc	318,601	31,836	Unilever plc	865,611
8,227	BHP Billiton plc	186,368	280,800	Vodafone Group plc	620,056
9,441	British American Tobacco plc	308,210	17,854	VT Group plc	167,320
65,400	British Sky Broadcasting Group plc	486,541	9,356	Wellstream Holdings plc	172,280
36,834	Cable & Wireless plc	109,376	33,947	William Morrison Supermarkets plc	157,858
31,585	Carillion plc	147,560	50,900	WPP Group plc	411,688
1,586	Chemring Group plc	58,569	3,616	Xstrata plc	112,686
25,040	Cobham plc	85,114		Total United Kingdom	10,603,517
18,954	Compass Group plc	117,545
15,036	Dignity plc	187,601	United States (1.7%)
16,781	Enterprise Inns plc	54,185	1,653	iShares MSCI EAFE Index Fund	93,064
50,331	Fenner plc	159,100	766	Synthes, Inc.	105,970
17,037	GAME GROUP plc	62,723	71,000	WisdomTree India Earnings Fund #	1,133,867
37,489	GlaxoSmithKline plc	812,075		Total United States	1,332,901
25,670	Group 4 Securicor plc	92,823
19,278	HMV Group plc	44,142		Total Common Stock
11,335	ICAP plc	73,106		(cost $84,627,368)	64,336,857

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (11.0%)	Rate	Date	Value ^
Argentina (0.8%)
$900,000	Argentina Bonos †	3.127%	2/3/2009	$325,350
420,000	Argentina Bonos	7.000	10/3/2015	241,500
180,000	Republic of Argentina >	1.330	3/31/2009	44,370
	Total Argentina			611,220

Brazil (1.1%)
840,000	Federative Republic of Brazil	6.000	1/17/2017	810,600
70,000	Independencia International, Ltd. ≤	9.875	5/15/2015	57,750
	Total Brazil			868,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Partner Worldwide Allocation Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (11.0%)	Rate	Date	Value ^
Colombia (0.5%)
$100,000	Colombia Government International Bond	7.375%	1/27/2017	$104,750
300,000	Colombia Government International Bond	7.375	9/18/2037	300,300
	Total Colombia			405,050

Dominican Republic (0.2%)
163,947	Dominican Republic International Bond	9.040	1/23/2018	157,389
	Total Dominican Republic			157,389

Ecuador (0.2%)
160,000	Republic of Ecuador	10.000	8/15/2030	116,000
	Total Ecuador			116,000

Ireland (0.1%)
100,000	VIP Finance Ireland, Ltd. ≤	9.125	4/30/2018	77,627
	Total Ireland			77,627

Israel (<0.1%)
20,000	Israel Government International Bond	5.125	3/1/2014	20,540
	Total Israel			20,540

Kazakhstan (0.1%)
100,000	KazMunaiGaz Finance Sub BV ≤	8.375	7/2/2013	86,000
	Total Kazakhstan			86,000

Lebanon (0.3%)
285,000	Lebanon Government International Bond	4.000	12/31/2017	222,300
	Total Lebanon			222,300

Luxembourg (0.6%)
100,000	Evraz Group SA ≤	9.500	4/24/2018	72,000
120,000	Gaz Capital SA ≤	8.146	4/11/2018	105,000
360,000	VTB Capital SA	6.875	5/29/2018	265,882
	Total Luxembourg			442,882

Malaysia (0.2%)
140,000	Malaysia Government International Bond	7.500	7/15/2011	149,973
	Total Malaysia			149,973

Mexico (0.6%)
1,900,000	Mexican Bonos	10.000	12/5/2024	197,189
260,000	Mexico Government International Bond	7.500	4/8/2033	284,050
	Total Mexico			481,239

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Partner Worldwide Allocation Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (11.0%)	Rate	Date	Value ^
Netherlands (1.1%)
$200,000	Majapahit Holding BV	7.750%	10/17/2016	$177,454
740,000	Majapahit Holding BV	7.875	6/29/2037	578,050
140,000	TuranAlem Finance BV	8.000	3/24/2014	86,800
	Total Netherlands			842,304

Panama (0.2%)
170,000	Panama Government International Bond	6.700	1/26/2036	160,650
	Total Panama			160,650

Peru (0.4%)
250,000	Peruvian Government International Bond	8.375	5/3/2016	276,912
10,000	Peruvian Government International Bond	6.550	3/14/2037	9,200
	Total Peru			286,112

Philippines (0.7%)
410,000	Philippine Government International Bond	10.625	3/16/2025	545,812
	Total Philippines			545,812

Russia (0.7%)
532,200	Russian Federation	7.500	3/31/2030	544,840
	Total Russia			544,840

South Africa (0.3%)
220,000	Republic of South Africa	5.875	5/30/2022	187,290
	Total South Africa			187,290

South Korea (0.1%)
100,000	Republic of Korea	5.625	11/3/2025	87,788
	Total South Korea			87,788

Trinidad And Tobago (0.2%)
170,000	National Gas Co of Trinidad & Tobago, Ltd. ≤	6.050	1/15/2036	147,900
	Total Trinidad And Tobago			147,900

Turkey (1.0%)
60,000	Republic of Turkey International Bond	7.250	3/5/2038	54,250
170,000	Republic of Turkey International Bond	7.000	3/11/2019	160,998
540,000	Turkey Government International Bond	6.750	4/3/2018	504,900
80,000	Turkey Government International Bond	6.875	3/17/2036	70,400
	Total Turkey			790,548

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Partner Worldwide Allocation Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (11.0%)	Rate	Date	Value ^
Ukraine (0.4%)
$100,000	Ukraine Government International Bond	7.650%	6/11/2013	$83,000
100,000	Ukraine Government International Bond	6.875	3/4/2011	84,000
100,000	Ukraine Government International Bond	6.580	11/21/2016	71,961
100,000	Ukraine Government International Bond ≤	6.750	11/14/2017	70,711
	Total Ukraine			309,672

Uruguay (0.6%)
480,000	Oriental Republic of Uruguay	7.625	3/21/2036	456,000
	Total Uruguay			456,000

Venezuela (0.6%)
30,000	Petroleos de Venezuela SA	5.250	4/12/2017	16,200
90,000	Petroleos de Venezuela SA	5.375	4/12/2027	40,050
190,000	Venezuela Government International Bond	6.000	12/9/2020	108,300
50,000	Venezuela Government International Bond	9.000	5/7/2023	33,875
50,000	Venezuela Government International Bond	9.250	5/7/2028	34,250
270,000	Venezuela Government International Bond	9.375	1/13/2034	187,650
	Total Venezuela			420,325
	Total Long-Term Fixed Income (cost $9,343,225)			8,417,811

Principal		Interest	Maturity
Amount	Short-Term Investments (4.3%)	Rate (+)	Date	Value
$200,000	Federal National Mortgage Association ‡	2.100%	12/10/2008	$199,028
3,076,580	Thrivent Money Market Portfolio	2.900	N/A	3,076,580
	Total Short-Term Investments (cost $3,275,773)			3,275,608
	Total Investments (cost $97,246,366) 99.6%			$76,030,276
	Other Assets and Liabilities, Net 0.4%			338,917
	Total Net Assets 100.0%			$76,369,193

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
E-Mini MSCI EAFE Index	3	December 2008	$250,111	$240,450	($9,661)
Total Futures					($9,661)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Partner Worldwide Allocation Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

			Value on
Foreign Currency	Contracts to	Settlement	Settlement		Unrealized
Forward Contracts (Purchases)	Deliver/Receive	Date	Date	Value	Gain/(Loss)
Australian Dollar	1,579	10/1/08 – 10/3/08	$1,326	$1,248	($78)
Brazilian Real	339,878	11/4/08	198,686	177,463	(21,223)
Chinese Renminbi Yuan	675,923	11/4/08	99,900	98,320	(1,580)
Great Britian Pound	11,776	10/1/08 – 10/3/08	20,931	20,935	3
Japanese Yen	14,032,476	10/1/08 – 10/3/08	133,581	131,940	(1,641)
Mexican Peso	1,839,490	10/17/08	172,966	167,836	(5,129)
Singapore Dollar	27,620	10/1/08 – 10/3/08	19,268	19,222	(46)
Total Foreign Currency
Forward Contracts (Purchases)			$646,658	$616,964	($29,694)

			Value on
Foreign Currency	Contracts to	Settlement	Settlement		Unrealized
Forward Contracts (Sales)	Deliver/Receive	Date	Date	Value	Gain/(Loss)
Euro	61,281	10/1/08 – 10/3/08	$86,536	$86,274	$261
Great Britian Pound	53,096	10/1/08 – 10/3/08	94,379	94,393	(15)
Hong Kong Dollar	50,859	10/1/08 – 10/3/08	6,545	6,550	(5)
Japanese Yen	13,919,457	10/1/08 – 10/3/08	130,762	130,877	(115)
Mexican Peso	3,939,543	10/17/08	382,778	359,447	23,332
Total Foreign Currency
Forward Contracts (Sales)			$701,000	$677,541	$23,458

Net Unrealized Gain/(Loss)
on Foreign Currency Forward Contracts					($6,236)

# Non-income producing security.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

± Designated as cover for long settling trades.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

‡ At September 30, 2008, $199,028 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $705,953 of investments were earmarked as collateral to cover open financial futures contracts.

^ Security is fair valued.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Portfolio’s Board of Directors and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2008, the value of these investments was $1,085,897 or 1.4% of total net assets.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

GDR — Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$239,834
Gross unrealized depreciation	(21,455,924)
Net unrealized appreciation (depreciation)	($21,216,090)
Cost for federal income tax purposes	$97,246,366

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Partner International Stock Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (97.9%)	Value ^	Shares	Common Stock (97.9%)	Value ^
Australia (2.2%)			80,400	Teck Cominco, Ltd. #	$2,282,898
338,497	BHP Billiton, Ltd.	$8,757,266	96,600	Viterra, Inc.	923,069
337,195	Centennial Coal Company, Ltd.	998,075		Total Canada	35,857,581
115,649	CSL, Ltd.	3,503,633
362,696	Incitec Pivot, Ltd. #	1,453,192	Denmark (1.0%)
64,417	Leighton Holdings, Ltd. *	1,982,744	23,975	FLSmidth & Company	1,217,405
419,546	Mount Gibson Iron, Ltd.	558,897	75,566	Novo Nordisk AS	3,917,514
325,654	OneSteel, Ltd.	1,204,642	37,700	Sydbank A/S *	1,130,876
56,773	Rio Tinto, Ltd.	3,825,551	38,875	Vestas Wind Systems #	3,393,200
	Total Australia	22,284,000		Total Denmark	9,658,995

Austria (0.3%)			Finland (0.8%)
29,732	OMV AG AG	1,253,256	72,678	Fortum Oyj	2,439,118
34,173	Verbund — Oesterreichische		223,691	Nokia Oyj	4,172,311
	Elektrizitaetswirtschafts-AG	2,103,153	59,116	Nokian Renkaat Oyj	1,422,554
	Total Austria	3,356,409		Total Finland	8,033,983

Belgium (0.5%)			France (7.3%)
9,207	Colruyt SA	2,311,072	45,952	Alstom	3,488,322
12,579	Group Bruxelles Lambert SA	1,085,713	422,300	Axa SA	13,824,246
15,524	Mobistar SA	1,092,682	141,700	Cap Gemini SA	6,694,293
	Total Belgium	4,489,467	74,500	Compagnie de Saint-Gobain	3,853,914
			45,900	Eutelsat Communications	1,220,999
Bermuda (0.2%)			84,770	Gdf Suez	4,410,439
3,389,000	GOME Electrical Appliances		16,274	Hermes International	2,647,802
	Holdings, Ltd.	1,000,521	33,503	Ingenico	841,546
919,000	Noble Group, Ltd.	874,486	115,500	Schneider Electric SA	9,918,902
	Total Bermuda	1,875,007	65,548	Suez Lyonnaise des Eaux	3,220,914
			43,126	Teleperformance	1,202,980
Brazil (0.9%)			22,284	UBISOFT Entertainment SA	1,550,255
324,900	Empresa Brasileira de Aeronautica		12,490	Unibail-Rodamco	2,527,204
	SA ADR *	8,775,549	7,632	Vallourec SA	1,646,882
	Total Brazil	8,775,549	515,599	Vivendi Universal SA	16,164,969
				Total France	73,213,667
Canada (3.6%)
42,200	Agrium, Inc. #	2,359,203	Germany (7.5%)
44,700	Canadian Oil Sands Trust	1,627,898	208,000	Adidas AG	11,111,733
147,857	CGI Group, Inc. #	1,293,384	86,737	Bayer AG	6,352,621
100,200	EnCana Corporation #	6,398,188	161,300	Bayerische Motoren Werke AG	6,252,345
22,900	Fording Canadian Coal Trust #	1,877,744	469,600	Deutsche Post AG-REG	9,798,330
65,600	Husky Energy, Inc.	2,724,345	201,824	E.ON AG	10,159,564
127,000	Nexen, Inc. #	2,947,383	70,735	GEA Group AG	1,369,170
37,200	Potash Corporation of Saskatchewan #	4,822,403	36,256	K+S AG	2,513,950
52,600	Precision Drilling Trust #	864,888	28,830	MAN AG	1,941,096
59,500	Research In Motion, Ltd. #	4,008,968	20,314	RWE AG *	1,936,745
60,200	Shoppers Drug Mart Corporation	2,904,510	108,588	SAP AG	5,783,507
19,900	Suncor Energy, Inc. #	822,700	38,036	SGL Carbon AG	1,478,574
			170,689	Siemens AG	15,921,970
				Total Germany	74,619,605

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Partner International Stock Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (97.9%)	Value ^	Shares	Common Stock (97.9%)	Value ^
Greece (0.8%)			31,300	Lawson, Inc.	$1,443,408
129,926	Alpha Bank AE	$2,828,739	41,000	Makita Corporation *	839,904
69,817	Greek Organization of Football		477,000	Marubeni Corporation *	2,162,235
	Prognostics SA	2,143,047	251,000	Matsushita Electric Industrial
83,702	National Bank of Greece SA	3,392,117		Company, Ltd. *	4,327,119
	Total Greece	8,363,903	208,000	Mazda Motor Corporation	847,084
			191,000	Mitsubishi Corporation *	3,984,288
Hong Kong (0.8%)			404,000	Mitsubishi Electric Corporation	2,725,815
641,000	BOC Hong Kong (Holdings), Ltd.	1,145,948	2,151,600	Mitsubishi UFJ Financial Group, Inc.	18,762,488
134,000	Cheung Kong Holdings, Ltd.	1,518,013	161,000	Mitsui & Company, Ltd.	1,998,706
98,200	Hang Seng Bank, Ltd.	1,856,372	180,000	Mitsui Fudosan Company, Ltd.	3,477,951
370,000	Hutchison Whampoa, Ltd.	2,841,780	268,000	Mitsui Osk Lines, Ltd. *	2,328,480
247,000	Wharf Holdings, Ltd.	705,656	382,345	Mitsui Sumitomo Insurance Group
	Total Hong Kong	8,067,769		Holdings, Inc.	13,021,671
			108,000	Nikon Corporation *	2,590,815
Italy (3.8%)			13,100	Nintendo Company, Ltd.	5,556,677
265,470	Enel SPA	2,216,112	75,000	Nippon Meat Packers, Inc.	1,137,311
468,400	Eni SPA *	12,415,930	261,000	Nippon Yusen Kabushiki Kaisha	1,701,357
570,700	Finmeccanica SPA	12,371,809	3,157	Rakuten, Inc.	1,781,433
50,969	Lottomatica SPA	1,334,695	485	Seven Bank, Ltd.	1,292,608
386,267	Terna-Rete Elettrica Nationale SPA	1,420,155	122,400	Shin-Etsu Chemical Company, Ltd.	5,820,208
2,109,200	Unicredit SPA	7,887,155	26,600	Sony Corporation	820,280
	Total Italy	37,645,856	1,212,000	Sumitomo Corporation	11,300,507
			2,082,700	Sumitomo Trust and Banking
				Company, Ltd. *	13,875,871
Japan (19.9%)			118,000	Suruga Bank, Ltd. *	1,373,496
120,700	Asahi Breweries, Ltd.	2,115,453	26,750	T&D Holdings, Inc.	1,412,977
35,000	Astellas Pharmaceutical, Inc.	1,470,673	173,100	Takeda Pharmaceutical Company, Ltd. *	8,715,687
116,000	Bank of Kyoto, Ltd.	1,183,925	101,100	Tokio Marine Holdings, Inc.	3,711,767
632,500	Bridgestone Corporation	11,974,182	45,500	Toyoda Gosei Company, Ltd.	773,074
50,400	Canon, Inc.	1,910,708	306,900	Toyota Motor Corporation *	13,120,745
1,083	CyberAgent, Inc. *	1,024,303		Total Japan	199,260,040
114,000	Daihatsu Motor Company, Ltd. *	1,247,193
292,300	Daiichi Sankyo Company, Ltd. *	7,531,530
312,400	Daito Trust Construction		Luxembourg (0.1%)
	Company, Ltd.	11,619,026	25,150	Oriflame Cosmetics SA	1,165,095
34,600	FamilyMart Company, Ltd.	1,464,050		Total Luxembourg	1,165,095
26,430	Fast Retailing Company, Ltd.	2,695,158
40,000	Hisamitsu Pharmaceutical		Netherlands (2.8%)
	Company, Inc.	1,750,722	59,219	Arcelor Mittal	2,997,525
105,000	Hitachi Metals, Ltd.	1,254,968	28,831	Furgo NV	1,702,608
636,000	Hitachi, Ltd.	4,293,620	37,900	Gemalto NV #	1,367,308
74,000	Honda Motor Company, Ltd.	2,244,624	436,500	ING Groep NV	9,357,926
86,100	Hosiden Corporation *	1,240,152	265,095	Koninklijke (Royal) KPN NV	3,828,632
263	INPEX Holdings, Inc.	2,235,087	26,944	Koninklijke Boskalis Westminster NV	1,277,198
280,000	ITOCHU Corporation	1,686,766	26,100	Koninklijke DSM NV	1,234,567
926	Japan Tobacco, Inc.	3,490,173	181,746	Reed Elsevier NV	2,696,304
35,400	JFE Holdings, Inc. *	1,097,972	107,219	Unilever NV *	3,018,208
156,900	Komatsu, Ltd.	2,568,689		Total Netherlands	27,480,276
48,000	KONAMI Corporation *	1,207,804
44,800	Kurita Water Industries, Ltd.	1,049,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Partner International Stock Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (97.9%)	Value ^	Shares	Common Stock (97.9%)	Value ^
Norway (2.6%)			43,302	Roche Holding AG	$6,778,577
134,300	DnB NOR ASA	$1,041,862	27,812	Sonova Holding AG	1,813,267
1,032,300	Norsk Hydro ASA	6,983,672	202,600	Swiss Reinsurance Company	11,245,399
651,475	Statoil ASA *	15,481,086	42,433	Temenos Group AG #*	808,914
76,300	Tandberg ASA	1,039,629	8,675	Zurich Financial Services AG	2,402,286
43,760	Yara International ASA	1,557,401		Total Switzerland	115,590,416
	Total Norway	26,103,650
			Taiwan (1.4%)
Portugal (0.2%)			1,450,737	Taiwan Semiconductor Manufacturing
188,581	Jeronimo Martins SGPS SA	1,608,368		Company, Ltd. ADR #*	13,593,406
	Total Portugal	1,608,368		Total Taiwan	13,593,406

Singapore (1.8%)			United Kingdom (19.4%)
787,600	Singapore Airlines, Ltd.	7,911,847	174,058	Aggreko plc	1,711,988
4,224,650	Singapore Telecommunications, Ltd.	9,655,923	146,480	Anglo American plc	4,947,821
377,000	Wilmar International, Ltd.	668,546	226,400	AstraZeneca plc	9,906,741
	Total Singapore	18,236,316	103,666	Autonomy Corporation plc #	1,924,704
			54,674	Aveva Group plc	1,127,295
South Korea (1.1%)			372,009	BG Group plc	6,746,491
25,034	Samsung Electronics Company, Ltd.	11,471,925	174,832	BHP Billiton plc	3,960,496
	Total South Korea	11,471,925	203,045	British American Tobacco plc	6,628,580
			1,463,600	British Sky Broadcasting Group plc	10,888,403
Spain (5.0%)			780,246	Cable & Wireless plc	2,316,880
473,600	Banco Bilbao Vizcaya Argentaria SA *	7,658,745	33,549	Chemring Group plc	1,238,927
52,929	Grifols SA	1,352,458	539,960	Cobham plc	1,835,384
871,873	Iberdrola SA	8,857,680	408,113	Compass Group plc	2,530,954
295,860	Mapfre SA	1,293,362	358,984	Enterprise Inns plc	1,159,151
1,302,467	Telefonica SA	30,970,586	372,191	GAME GROUP plc	1,370,258
	Total Spain	50,132,831	832,878	GlaxoSmithKline plc	18,041,544
			552,161	Group 4 Securicor plc	1,996,614
			413,027	HMV Group plc	945,740
Sweden (1.9%)			243,582	ICAP plc	1,571,006
177,600	Alfa Laval AB	1,837,810	197,129	IG Group Holdings plc	1,120,359
183,000	Atlas Copco AB	2,079,058	193,215	Imperial Tobacco Group plc	6,202,081
81,125	Hennes & Mauritz AB	3,321,729	457,074	International Power plc	2,957,452
31,250	Modern Times Group AB	1,125,742	74,772	Intertek Group plc	1,120,729
80,400	Nordea Bank AB	959,890	200,301	John Wood Group plc	1,217,937
379,200	Sandvik AB	4,017,308	4,871,900	Kingfisher plc	11,613,743
565,200	Telefonaktiebolaget LM Ericsson	5,367,580	972,300	Pearson plc	10,533,164
	Total Sweden	18,709,117	124,801	Petrofac, Ltd.	1,303,987
			410,607	Prudential plc	3,743,714
Switzerland (11.6%)			106,672	Reckitt Benckiser Group plc	5,171,762
292,978	ABB, Ltd. *	5,677,446	62,487	Rio Tinto plc	3,921,473
42,198	Actelion, Ltd. #	2,174,398	61,462	Rotork plc	1,026,825
164,200	Adecco SA	7,133,104	1,993,881	Royal Bank of Scotland Group plc	6,431,817
13,500	Givaudan SA	11,275,948	430,665	Stagecoach Group plc	1,957,018
17,793	Lonza Group AG	2,232,509	207,292	Standard Chartered plc	5,100,304
805,521	Nestle SA *	34,812,601	377,336	Tesco plc	2,624,246
555,294	Novartis AG	29,235,967	712,822	Unilever plc	19,381,408

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Partner International Stock Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (97.9%)	Value ^	Shares	Common Stock (97.9%)	Value ^
United Kingdom — continued			United States (0.4%)
5,882,887	Vodafone Group plc	$12,990,460	35,784	iShares MSCI EAFE Index Fund *	$2,014,639
737,231	William Morrison Supermarkets plc	3,428,222	16,542	Synthes, Inc.	2,288,458
1,115,200	WPP Group plc	9,019,936		Total United States	4,303,097
76,854	Xstrata plc	2,395,017
	Total United Kingdom	194,110,631		Total Common Stock
				(cost $1,145,920,144)	978,006,959

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (12.5%)	Rate (+)	Date	Value
124,551,529	Thrivent Financial Securities Lending Trust	2.800%	N/A	$124,551,529
	Total Collateral Held for Securities Loaned
	(cost $124,551,529)			124,551,529

		Interest	Maturity
Shares	Short-Term Investments (1.7%)	Rate (+)	Date	Value
17,293,393	Thrivent Money Market Portfolio	2.900%	N/A	$17,293,393
	Total Short-Term Investments (at amortized cost)			17,293,393
	Total Investments (cost $1,287,765,066) 112.1%			$1,119,851,881
	Other Assets and Liabilities, Net (12.1%)			(120,981,831)
	Total Net Assets 100.0%			$998,870,050

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Partner International Stock Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

			Value on
Foreign Currency	Contracts to	Settlement	Settlement		Unrealized
Forward Contracts (Purchases)	Deliver/Receive	Date	Date	Value	Gain/(Loss)
Great Britian Pound	249,724	10/1/08 – 10/3/08	$443,884	$443,954	$69
Japanese Yen	116,847,657	10/1/08 – 10/3/08	1,121,917	1,098,657	(23,260)
Total Foreign Currency
Forward Contracts (Purchases)			$1,565,801	$1,542,611	($23,191)

			Value on
Foreign Currency	Contracts to	Settlement	Settlement		Unrealized
Forward Contracts (Sales)	Deliver/Receive	Date	Date	Value	Gain/(Loss)
Great Britian Pound	1,156,374	10/1/08 – 10/3/08	$2,055,454	$2,055,775	($321)
Japanese Yen	60,150,262	10/1/08 – 10/3/08	567,670	565,561	2,108
Total Foreign Currency
Forward Contracts (Sales)			$2,623,124	$2,621,336	$1,787
Net Unrealized Gain/(Loss)
on Foreign Currency Forward Contracts					($21,404)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

^ Security is fair valued.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$51,414,204
Gross unrealized depreciation	(219,327,389)
Net unrealized appreciation (depreciation)	($167,913,185)
Cost for federal income tax purposes	$1,287,765,066

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Partner Socially Responsible Stock Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (99.1%)	Value	Shares	Common Stock (99.1%)	Value
Consumer Discretionary (10.8%)			Industrials (10.3%)
3,400	Kohl’s Corporation #	$156,672	900	Cooper Industries, Ltd.	$35,955
2,700	Omnicom Group, Inc.	104,112	1,100	Danaher Corporation	76,340
6,900	Staples, Inc.	155,250	1,550	Deere & Company	76,725
1,100	Target Corporation	53,955	1,600	Dover Corporation	64,880
	Total Consumer Discretionary	469,989	2,800	Emerson Electric Company	114,212
			648	John Bean Technologies Corporation #	8,204
Consumer Staples (8.7%)			1,100	United Parcel Service, Inc.	69,179
4,700	CVS/Caremark Corporation	158,202		Total Industrials	445,495
1,700	Procter & Gamble Company	118,473
3,300	SYSCO Corporation	101,739	Information Technology (19.3%)
	Total Consumer Staples	378,414	1,000	Apple Computer, Inc. #	113,660
			8,900	Cisco Systems, Inc. #	200,783
Energy (7.6%)			240	Google, Inc. #	96,125
1,400	EOG Resources, Inc.	125,244	3,200	Hewlett-Packard Company	147,968
3,000	FMC Technologies, Inc. #	139,650	5,400	Intel Corporation	101,142
1,100	Smith International, Inc.	64,504	4,200	Microsoft Corporation	112,098
	Total Energy	329,398	1,500	QUALCOMM, Inc.	64,455
				Total Information Technology	836,231
Financials (15.0%)
1,950	AFLAC, Inc.	114,562	Materials (4.3%)
2,800	Bank of New York Mellon Corporation	91,224	1,400	Air Products and Chemicals, Inc.	95,886
4,200	Charles Schwab Corporation	109,200	1,900	Ecolab, Inc.	92,188
400	Goldman Sachs Group, Inc.	51,200		Total Materials	188,074
1,300	Principal Financial Group, Inc.	56,537
4,200	SEI Investments Company	93,240	Utilities (2.1%)
500	SunTrust Banks, Inc.	22,495	2,200	Questar Corporation	90,024
850	T. Rowe Price Group, Inc.	45,654		Total Utilities	90,024
1,100	Wells Fargo & Company	41,283
700	Zions Bancorporation	27,090		Total Common Stock
	Total Financials	652,485		(cost $4,966,501)	4,302,021

Health Care (21.0%)
2,600	Coventry Health Care, Inc. #	84,630
220	Intuitive Surgical, Inc.	53,016
1,500	Laboratory Corporation of
	America Holdings #	104,250
3,400	Medtronic, Inc.	170,340
3,000	Novartis AG ADR	158,520
1,300	Pharmaceutical Product Development, Inc.	53,755
2,000	St. Jude Medical, Inc. #	86,980
2,300	Stryker Corporation	143,290
1,000	Varian Medical Systems, Inc. #	57,130
	Total Health Care	911,911

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Partner Socially Responsible Stock Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

		Interest	Maturity
Shares	Short-Term Investments (1.0%)	Rate (+)	Date	Value
43,261	Thrivent Money Market Portfolio	2.900%	N/A	$43,261
	Total Short-Term Investments (at amortized cost)			43,261
	Total Investments (cost $5,009,762) 100.1%			$4,345,282
	Other Assets and Liabilities, Net (0.1%)			(4,546)
	Total Net Assets 100.0%			$4,340,736

# Non-income producing security.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$59,269
Gross unrealized depreciation	(723,749)
Net unrealized appreciation (depreciation)	($664,480)
Cost for federal income tax purposes	$5,009,762

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Partner All Cap Growth Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (98.7%)	Value	Shares	Common Stock (98.7%)	Value
Consumer Discretionary (15.4%)			125	Intuitive Surgical, Inc.	$30,122
1,300	Amazon.com, Inc. #	$94,588	475	Waters Corporation #	27,636
1,400	Coach, Inc. #	35,056		Total Health Care	383,394
1,625	GameStop Corporation	55,591
575	Guess ?, Inc.	20,004	Industrials (15.9%)
1,550	LKQ Corporation #	26,304	525	AGCO Corporation #	22,370
2,000	NIKE, Inc.	133,800	500	AMETEK, Inc.	20,385
300	Priceline.com, Inc.	20,529	600	Bucyrus International, Inc.	26,808
140	Strayer Education, Inc.	28,036	650	Cummins, Inc.	28,418
1,000	Tiffany & Company	35,520	350	Dun & Bradstreet Corporation	33,026
775	Urban Outfitters, Inc. #	24,699	625	Fastenal Company	30,869
600	WMS Industries, Inc. #	18,342	200	First Solar, Inc. #	37,782
1,300	Yum! Brands, Inc.	42,393	550	Fluor Corporation	30,635
	Total Consumer Discretionary	534,862	450	FTI Consulting, Inc. #	32,508
			1,200	Honeywell International, Inc.	49,860
Consumer Staples (0.9%)			400	Jacobs Engineering Group, Inc.	21,724
575	Coca-Cola Company	30,406	600	Manitowoc Company, Inc.	9,330
	Total Consumer Staples	30,406	475	Parker-Hannifin Corporation	25,175
			350	SPX Corporation	26,950
Energy (10.6%)			375	SunPower Corporation #	26,599
375	Apache Corporation	39,105	975	United Technologies Corporation	58,558
700	Cameron International Corporation #	26,978	525	W.W. Grainger, Inc.	45,659
600	FMC Technologies, Inc. #	27,930	550	Wabtec Corporation	28,176
500	Forest Oil Corporation #	24,800		Total Industrials	554,832
1,100	Halliburton Company	35,629
750	National Oilwell Varco, Inc. #	37,672	Information Technology (34.0%)
725	Noble Corporation	31,828	800	Accenture, Ltd.	30,400
500	Smith International, Inc.	29,320	2,400	Altera Corporation	49,632
650	Transocean, Inc. #	71,396	675	Amphenol Corporation	27,094
625	Whiting Petroleum Corporation #	44,538	950	ANSYS, Inc. #	35,976
	Total Energy	369,196	1,075	Apple Computer, Inc. #	122,184
			200	Baidu.com, Inc. ADR #	49,646
Financials (5.4%)			1,650	Cisco Systems, Inc. #	37,224
850	Aon Corporation	38,216	800	CommScope, Inc. #	27,712
260	BlackRock, Inc.	50,570	1,700	Dell, Inc. #	28,016
1,500	Knight Capital Group, Inc.	22,290	1,100	eBay, Inc. #	24,618
1,450	T. Rowe Price Group, Inc.	77,880	275	Equinix, Inc. #	19,102
	Total Financials	188,956	375	FactSet Research Systems, Inc.	19,594
			1,575	FLIR Systems, Inc. #	60,512
Health Care (11.0%)			335	Google, Inc. #	134,173
1,000	BioMarin Pharmaceutical, Inc. #	26,490	1,100	Linear Technology Corporation	33,726
260	C.R. Bard, Inc.	24,666	2,000	Marvell Technology Group, Ltd. #	18,600
625	Charles River Laboratories		255	MasterCard, Inc.	45,219
	International, Inc. #	34,706	975	MEMC Electronic Materials, Inc. #	27,554
800	Dentsply International, Inc.	30,032	725	MICROS Systems, Inc. #	19,328
725	Express Scripts, Inc. #	53,520	1,500	NETAPP, Inc. #	27,345
625	Gen-Probe, Inc. #	33,156	800	Nintendo Company, Ltd.	42,120
2,700	Gilead Sciences, Inc. #	123,066	2,000	Nokia Oyj ADR	37,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Partner All Cap Growth Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (98.7%)	Value	Shares	Common Stock (98.7%)	Value
Information Technology — continued			Telecommunications Services (2.4%)
1,900	Parametric Technology Corporation #	$34,960	1,200	America Movil SA de CV ADR	$55,632
4,625	PMC-Sierra, Inc.	34,318	375	Millicom Internation Cellular SA	25,751
950	QUALCOMM, Inc.	40,822		Total Telecommunications Services	81,383
1,550	Research in Motion, Ltd. #	105,865
1,150	Trimble Navigation, Ltd. #	29,739		Total Common Stock
1,000	Western Digital Corporation #	21,320		(cost $4,417,609)	3,435,275
	Total Information Technology	1,184,099

Materials (3.1%)
750	CF Industries Holdings, Inc.	68,595
325	Praxair, Inc.	23,316
950	Steel Dynamics, Inc.	16,236
	Total Materials	108,147

		Interest	Maturity
Shares	Short-Term Investments (3.1%)	Rate (+)	Date	Value
108,191	Thrivent Money Market Portfolio	2.900%	N/A	$108,191
	Total Short-Term Investments (at amortized cost)			108,191
	Total Investments (cost $4,525,800) 101.8%			$3,543,466
	Other Assets and Liabilities, Net (1.8%)			(61,475)
	Total Net Assets 100.0%			$3,481,991

# Non-income producing security.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$12,458
Gross unrealized depreciation	(994,792)
Net unrealized appreciation (depreciation)	($982,334)
Cost for federal income tax purposes	$4,525,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Partner All Cap Value Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (99.0%)	Value	Shares	Common Stock (99.0%)	Value
Consumer Discretionary (7.5%)			Industrials (11.8%)
2,230	Cablevision Systems New York Group	$56,107	7,820	Aircastle, Ltd.	$77,496
3,360	Cinemark Holdings, Inc.	45,696	11,600	Genesis Lease, Ltd.	101,384
2,470	Goodyear Tire & Rubber Company #	37,816	1,480	Joy Global, Inc.	66,807
3,860	Liberty Global, Inc. #	108,427	2,100	McDermott International, Inc. #	53,655
1,640	Time Warner Cable, Inc. #	39,688	1,030	Navistar International Corporation #	55,805
	Total Consumer Discretionary	287,734	1,030	Siemens AG ADR	96,707
				Total Industrials	451,854
Consumer Staples (1.8%)
1,270	Coca-Cola Company	67,158	Information Technology (10.9%)
	Total Consumer Staples	67,158	4,690	Lam Research Corporation #	147,688
			4,400	QUALCOMM, Inc.	189,068
Energy (15.7%)			3,220	Varian Semiconductor Equipment
731	Alpha Natural Resources, Inc. #	37,595		Associates, Inc. #	80,886
4,560	Capital Product Partners, LP	49,613		Total Information Technology	417,642
1,650	Devon Energy Corporation	150,480
1,240	EOG Resources, Inc.	110,930	Materials (6.6%)
1,630	Hess Corporation	133,790	2,100	Eastman Chemical Company	114,975
3,180	Petroleo Brasileiro SA ADR	118,996	3,180	Lubrizol Corporation	137,185
	Total Energy	601,404		Total Materials	252,160

Financials (29.9%)			Utilities (5.0%)
5,470	Citigroup, Inc.	112,190	1,390	Exelon Corporation	87,042
3,760	Credit Suisse Group	181,532	1,520	FirstEnergy Corporation	101,825
1,490	Everest Re Group, Ltd.	128,930		Total Utilities	188,867
1,040	Goldman Sachs Group, Inc.	133,120
3,540	J.P. Morgan Chase & Company	165,318		Total Common Stock
3,450	Julius Baer Holding AG	171,570		(cost $4,479,184)	3,782,645
5,850	Morgan Stanley	134,550
15,400	National City Corporation	26,950
2,590	National Financial Partners	38,850
4,090	SLM Corporation #	50,471
	Total Financials	1,143,481

Health Care (9.8%)
2,670	Abbott Laboratories	153,739
1,110	Aetna, Inc.	40,082
2,410	Orexigen Therapeutics, Inc. #	26,004
6,080	Schering-Plough Corporation	112,298
860	WellPoint, Inc. #	40,222
	Total Health Care	372,345

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Partner All Cap Value Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

		Interest	Maturity
Shares	Short-Term Investments (<0.1%)	Rate (+)	Date	Value
117	Thrivent Money Market Portfolio	2.900%	N/A	$117
	Total Short-Term Investments (at amortized cost)			117
	Total Investments (cost $4,479,301) 99.0%			$3,782,762
	Other Assets and Liabilities, Net 1.0%			38,344
	Total Net Assets 100.0%			$3,821,106

# Non-income producing security.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$30,397
Gross unrealized depreciation	(726,936)
Net unrealized appreciation (depreciation)	($696,539)
Cost for federal income tax purposes	$4,479,301

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Partner All Cap Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (98.4%)	Value	Shares	Common Stock (98.4%)	Value
Consumer Discretionary (8.7%)			28,350	Annaly Capital Management, Inc.	$381,308
13,760	Abercrombie & Fitch Company	$542,832	16,340	Bank of America Corporation	571,900
13,000	Carnival Corporation	459,550	34,866	Bank of New York Mellon Corporation	1,135,934
26,350	Coach, Inc. #	659,804	400	Berkshire Hathaway, Inc. #	1,758,000
16,580	Darden Restaurants, Inc.	474,685	8,380	Chubb Corporation	460,062
8,660	J.C. Penney Company, Inc.		3,460	CME Group, Inc. *	1,285,425
	(Holding Company)	288,724	25,880	Interactive Brokers Group, Inc. #	573,760
20,280	Johnson Controls, Inc.	615,092	8,540	IntercontinentalExchange, Inc. #	689,007
17,060	Liberty Media Corporation #	425,988	11,060	Lincoln National Corporation	473,479
31,100	Lowe’s Companies, Inc. *	736,759	6,800	PartnerRe, Ltd.	454,308
31,880	Newell Rubbermaid, Inc.	550,249	13,270	People’s United Financial, Inc.	255,448
23,400	Tiffany & Company	831,168	18,370	PNC Financial Services Group, Inc.	1,372,239
15,180	Time Warner Cable, Inc. #	367,356	15,230	SunTrust Banks, Inc. *	685,198
52,200	Time Warner, Inc.	684,342	28,350	XL Capital, Ltd. *	508,599
	Total Consumer Discretionary	6,636,549		Total Financials	12,058,832

Consumer Staples (12.1%)			Health Care (13.3%)
16,910	Altria Group, Inc.	335,494	2,410	Alcon, Inc.	389,239
3,600	Anheuser-Busch Companies, Inc.	233,568	7,320	Allergan, Inc.	376,980
10,350	Archer-Daniels-Midland Company	226,768	4,120	Amgen, Inc. #	244,192
6,500	Bunge, Ltd. *	410,670	11,420	Baxter International, Inc.	749,495
26,370	Coca-Cola Company	1,394,446	7,690	Biogen Idec, Inc. #	386,730
10,050	Costco Wholesale Corporation	652,546	30,880	Bristol-Myers Squibb Company	643,848
16,000	Great Atlantic & Pacific Tea		4,120	Cardinal Health, Inc.	203,034
	Company, Inc. #	173,120	2,770	Charles River Laboratories
14,120	Kellogg Company	792,132		International, Inc. #	153,818
19,040	PepsiCo, Inc.	1,356,981	17,900	Covidien, Ltd.	962,304
8,310	Philip Morris International, Inc.	399,711	5,240	Eli Lilly and Company	230,717
21,430	Procter & Gamble Company	1,493,457	2,830	Genentech, Inc. #	250,964
29,990	Wal-Mart Stores, Inc.	1,796,101	13,450	Hospira, Inc. #	513,790
	Total Consumer Staples	9,264,994	11,270	Johnson & Johnson	780,786
			3,980	Laboratory Corporation of America
Energy (12.6%)				Holdings #*	276,610
19,440	Chesapeake Energy Corporation	697,118	2,490	Masimo Corporation #	92,628
28,390	Exxon Mobil Corporation	2,204,767	12,270	Medco Health Solutions, Inc. #	552,150
12,770	Goodrich Petroleum Corporation *	556,644	8,100	Medtronic, Inc.	405,810
23,670	National Oilwell Varco, Inc. #	1,188,944	30,670	Pfizer, Inc.	565,555
3,600	Petrohawk Energy Corporation #	77,868	37,210	Schering-Plough Corporation	687,269
21,700	Pride International, Inc. #	642,537	10,680	Thermo Fisher Scientific, Inc. #	587,400
40,500	Quicksilver Resources, Inc. #	795,015	6,880	UnitedHealth Group, Inc.	174,683
9,300	Schlumberger, Ltd.	726,237	20,380	Valeant Pharmaceuticals International #*	417,179
59,060	Southwestern Energy Company #*	1,803,692	2,140	Waters Corporation #	124,505
8,200	St. Mary Land & Exploration		3,670	WellPoint, Inc. #	171,646
	Company	292,330	7,380	Wyeth	272,617
6,451	Transocean, Inc. #	708,578		Total Health Care	10,213,949
	Total Energy	9,693,730
			Industrials (10.4%)
Financials (15.7%)			26,560	AGCO Corporation #	1,131,722
23,500	ACE, Ltd.	1,272,055	21,170	AMR Corporation	207,889
5,140	American Express Company	182,110	12,680	Bucyrus International, Inc.	566,542

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

Partner All Cap Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (98.4%)	Value	Shares	Common Stock (98.4%)	Value
Industrials — continued			Materials (3.4%)
26,000	Deere & Company	$1,287,000	8,160	Albemarle Corporation	$251,654
17,180	Delta Air Lines, Inc. #*	127,991	2,400	Cleveland-Cliffs, Inc.	127,056
3,600	General Dynamics Corporation	265,032	6,520	Ecolab, Inc.	316,350
37,400	General Electric Company	953,700	4,170	Monsanto Company	412,747
22,410	Joy Global, Inc.	1,011,587	3,980	Mosaic Company	270,799
15,160	Navistar International Corporation #	821,369	9,680	Nalco Holding Company *	179,467
50,300	Northwest Airlines Corporation #*	454,209	7,450	Nucor Corporation	294,275
12,800	Raytheon Company	684,928	5,030	Praxair, Inc.	360,852
13,300	Textron, Inc.	389,424	4,980	Royal Gold, Inc.	179,081
10,510	UAL Corporation *	92,383	3,240	United States Steel Corporation	251,456
	Total Industrials	7,993,776		Total Materials	2,643,737

Information Technology (15.9%)			Telecommunications Services (2.8%)
22,550	Apple Computer, Inc. #	2,563,036	17,680	American Tower Corporation #	635,950
68,080	BMC Software, Inc. #	1,949,130	17,552	AT&T, Inc.	490,052
43,440	Cisco Systems, Inc. #	980,006	26,970	NII Holdings, Inc. #	1,022,702
11,970	EMC Corporation #	143,161		Total Telecommunications
4,150	Google, Inc. #	1,662,158		Services	2,148,704
55,300	Microsoft Corporation	1,475,957
174,830	Nuance Communications, Inc. #*	2,131,178	Utilities (3.5%)
26,700	QUALCOMM, Inc.	1,147,299	32,400	CMS Energy Corporation *	404,028
9,340	Yahoo!, Inc. #	161,582	14,330	Duke Energy Corporation	249,772
	Total Information Technology	12,213,507	31,460	PG&E Corporation	1,178,177
			22,770	PPL Corporation	842,945
				Total Utilities	2,674,922

				Total Common Stock
				(cost $87,443,650)	75,542,700

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (10.9%)	Rate (+)	Date	Value
8,371,477	Thrivent Financial Securities Lending Trust	2.800%	N/A	$8,371,477
	Total Collateral Held for Securities Loaned
	(cost $8,371,477)			8,371,477

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

Partner All Cap Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

		Interest	Maturity
Shares	Short-Term Investments (3.6%)	Rate (+)	Date	Value
2,744,071	Thrivent Money Market Portfolio	2.900%	N/A	$2,744,071
	Total Short-Term Investments (at amortized cost)			2,744,071
	Total Investments (cost $98,559,198) 112.9%			$86,658,248
	Other Assets and Liabilities, Net (12.9%)			(9,875,530)
	Total Net Assets 100.0%			$76,782,718

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase. Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,899,484
Gross unrealized depreciation	(14,800,434)
Net unrealized appreciation (depreciation)	($11,900,950)
Cost for federal income tax purposes	$98,559,198

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

Large Cap Growth Portfolio II
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (97.6%)	Value	Shares	Common Stock (97.6%)	Value
Consumer Discretionary (8.4%)			500	First Solar, Inc. #	$94,455
5,500	Amazon.com, Inc. #	$400,180	6,400	Foster Wheeler, Ltd. #	231,104
2,400	Best Buy Company, Inc.	90,000	15,400	Northwest Airlines Corporation #	139,062
15,300	Comcast Corporation	300,339	6,000	Union Pacific Corporation	426,960
14,100	Macy’s Group, Inc	253,518	6,350	United Technologies Corporation	381,381
11,200	McDonald’s Corporation	691,040		Total Industrials	1,738,476
4,300	WMS Industries, Inc. #	131,451
	Total Consumer Discretionary	1,866,528	Information Technology (26.2%)
			4,850	Accenture, Ltd.	184,300
Consumer Staples (6.5%)			3,300	Adobe Systems, Inc. #	130,251
8,150	PepsiCo, Inc.	580,850	4,450	Apple Computer, Inc. #	505,787
7,950	Philip Morris International, Inc.	382,395	3,500	ASML Holding NV ADR	61,635
8,000	Wal-Mart Stores, Inc.	479,120	7,500	Broadcom Corporation #	139,725
	Total Consumer Staples	1,442,365	11,100	CIENA Corporation #	111,888
			20,620	Cisco Systems, Inc. #	465,187
Energy (11.0%)			15,950	EMC Corporation #	190,762
2,550	Devon Energy Corporation	232,560	1,900	Google, Inc. #	760,988
5,447	Holly Corporation	157,527	17,700	Intel Corporation	331,521
5,700	Occidental Petroleum Corporation	401,565	2,900	International Business
10,200	Petroleo Brasileiro SA ADR	448,290		Machines Corporation	339,184
6,750	Schlumberger, Ltd.	527,108	22,200	Marvell Technology Group, Ltd. #	206,460
3,205	Transocean, Inc. #	352,037	2,100	MasterCard, Inc.	372,393
7,300	XTO Energy, Inc.	339,596	30,120	Microsoft Corporation	803,903
	Total Energy	2,458,683	2,750	Nokia Oyj ADR	51,288
			12,990	Oracle Corporation #	263,827
Financials (8.2%)			11,900	QUALCOMM, Inc.	511,343
3,500	Capital One Financial Corporation	178,500	3,250	Research in Motion, Ltd. #	221,975
7,400	Citigroup, Inc.	151,774	9,850	Symantec Corporation #	192,863
18,350	J.P. Morgan Chase & Company	856,945		Total Information Technology	5,845,280
9,700	Morgan Stanley	223,100
7,900	Nasdaq Stock Market, Inc. #	241,503	Materials (6.1%)
2,500	Northern Trust Corporation	180,500	2,300	Air Products and Chemicals, Inc.	157,527
	Total Financials	1,832,322	4,400	Freeport-McMoRan Copper & Gold, Inc.	250,140
			5,600	Monsanto Company	554,288
Health Care (21.3%)			1,750	Potash Corporation of Saskatchewan, Inc.	231,018
11,550	Abbott Laboratories	665,049	2,300	United States Steel Corporation	178,503
9,050	Aetna, Inc.	326,796		Total Materials	1,371,476
11,000	Baxter International, Inc.	721,930
24,350	Gilead Sciences, Inc. #	1,109,872	Telecommunications Services (2.1%)
10,100	Medco Health Solutions, Inc. #	454,500	7,750	Crown Castle
1,900	Merck & Company, Inc.	59,964		International Corporation #	224,518
8,450	St. Jude Medical, Inc. #	367,490	6,700	NII Holdings, Inc. #	254,064
18,848	Thermo Fisher Scientific, Inc. #	1,036,640		Total Telecommunications
	Total Health Care	4,742,241		Services	478,582

Industrials (7.8%)				Total Common Stock
1,500	Danaher Corporation	104,100		(cost $22,526,351)	21,775,953
5,200	Deere & Company	257,400
2,550	Emerson Electric Company	104,014

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

Large Cap Growth Portfolio II
Schedule of Investments as of September 30, 2008 (unaudited)

		Interest	Maturity
Shares	Short-Term Investments (2.4%)	Rate (+)	Date	Value
537,104	Thrivent Money Market Portfolio	2.900%	N/A	$537,104
	Total Short-Term Investments (at amortized cost)			537,104
	Total Investments (cost $23,063,455) 100.0%			$22,313,057
	Other Assets and Liabilities, Net 0.0%			(4,042)
	Total Net Assets 100.0%			$22,309,015

# Non-income producing security.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,422,267
Gross unrealized depreciation	(2,172,665)
Net unrealized appreciation (depreciation)	($750,398)
Cost for federal income tax purposes	$23,063,455

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (98.1%)	Value	Shares	Common Stock (98.1%)	Value
Consumer Discretionary (9.7%)			108,000	Northern Trust Corporation	$7,797,600
315,550	Amazon.com, Inc. #	$22,959,418	138,100	Raymond James Financial, Inc.	4,554,538
117,900	Best Buy Company, Inc. *	4,421,250	122,600	Travelers Companies, Inc.	5,541,520
385,600	Burger King Holdings, Inc.	9,470,336		Total Financials	139,556,147
176,200	Carnival Corporation	6,228,670
723,650	Comcast Corporation	14,205,250	Health Care (17.8%)
158,400	Guess ?, Inc. *	5,510,736	501,700	Abbott Laboratories	28,887,886
959,400	Interpublic Group of Companies, Inc. #*	7,435,350	420,100	Aetna, Inc.	15,169,811
250,900	J.C. Penney Company, Inc.		166,700	Amgen, Inc. #	9,880,309
	(Holding Company)	8,365,006	470,996	Baxter International, Inc.	30,911,467
178,800	Limited Brands, Inc.	3,096,816	155,750	Celgene Corporation #	9,855,860
560,650	Lowe’s Companies, Inc. *	13,281,798	243,900	Genentech, Inc. #	21,629,052
499,900	Macy’s Group, Inc *	8,988,202	1,013,000	Gilead Sciences, Inc. #	46,172,540
482,400	McDonald’s Corporation	29,764,080	45,800	Intuitive Surgical, Inc.	11,036,884
161,800	MGM MIRAGE *	4,611,300	214,100	McKesson Corporation	11,520,721
85,191	NIKE, Inc. ~	5,699,278	460,400	Medco Health Solutions, Inc. #	20,718,000
254,005	WMS Industries, Inc. #	7,764,933	138,150	Merck & Company, Inc.	4,360,014
	Total Consumer Discretionary	151,802,423	351,900	St. Jude Medical, Inc. #	15,304,131
			165,900	Teva Pharmaceutical Industries,
Consumer Staples (6.7%)				Ltd. ADR *	7,596,561
604,800	CVS/Caremark Corporation	20,357,568	675,008	Thermo Fisher Scientific, Inc. #	37,125,440
55,300	Lorillard, Inc.	3,934,595	234,200	Wyeth	8,651,348
515,500	PepsiCo, Inc.	36,739,685		Total Health Care	278,820,024
342,850	Philip Morris International, Inc.	16,491,085
474,250	Wal-Mart Stores, Inc.	28,402,832	Industrials (10.4%)
	Total Consumer Staples	105,925,765	358,300	ABB, Ltd.	6,951,020
			196,800	AGCO Corporation #*	8,385,648
Energy (10.8%)			412,800	BE Aerospace, Inc. #	6,534,624
135,800	Devon Energy Corporation	12,384,960	134,100	Burlington Northern Santa Fe
178,700	EOG Resources, Inc.	15,986,502		Corporation	12,394,863
330,600	Holly Corporation *	9,560,952	75,000	C.H. Robinson Worldwide, Inc. *	3,822,000
244,400	National Oilwell Varco, Inc. #	12,276,212	106,250	Danaher Corporation	7,373,750
356,100	Occidental Petroleum Corporation	25,087,245	107,700	Deere & Company	5,331,150
502,000	Petroleo Brasileiro SA ADR *	22,062,900	178,500	Emerson Electric Company	7,281,015
418,300	Schlumberger, Ltd.	32,665,047	25,400	First Solar, Inc. #	4,798,314
185,535	Transocean, Inc. #*	20,379,164	117,700	Fluor Corporation	6,555,890
417,100	XTO Energy, Inc.	19,403,492	241,050	Foster Wheeler, Ltd. #	8,704,316
	Total Energy	169,806,474	223,800	Lockheed Martin Corporation	24,544,146
			370,300	McDermott International, Inc. #	9,461,165
Financials (8.9%)			971,550	Northwest Airlines Corporation #*	8,773,096
226,500	Bank of New York Mellon Corporation	7,379,370	59,500	Precision Castparts Corporation	4,687,410
188,700	Capital One Financial Corporation	9,623,700	241,800	Union Pacific Corporation	17,206,488
898,100	Charles Schwab Corporation	23,350,600	348,200	United Technologies Corporation	20,912,892
252,500	Citigroup, Inc.	5,178,775		Total Industrials	163,717,787
407,100	Fifth Third Bancorp	4,844,490
335,400	Invesco, Ltd.	7,036,692	Information Technology (25.9%)
706,850	J.P. Morgan Chase & Company	33,009,895	213,129	Accenture, Ltd.	8,098,902
287,300	Marsh & McLennan Companies, Inc.	9,124,648	976,562	ADC Telecommunications, Inc. #	8,251,949
474,100	Morgan Stanley	10,904,300	234,500	Adobe Systems, Inc. #	9,255,715
366,700	Nasdaq Stock Market, Inc. #*	11,210,019	326,700	Altera Corporation	6,756,156

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (98.1%)	Value	Shares	Common Stock (98.1%)	Value
Information Technology — continued			Materials (5.7%)
318,750	Apple Computer, Inc. #	$36,229,125	124,200	Air Products and Chemicals, Inc.	$8,506,458
201,900	ASML Holding NV ADR	3,555,459	257,400	Freeport-McMoRan Copper & Gold, Inc.	14,633,190
450,500	Broadcom Corporation #	8,392,815	348,150	Monsanto Company	34,459,887
622,350	CIENA Corporation #*	6,273,288	140,600	Owens-Illinois, Inc. #	4,133,640
1,442,400	Cisco Systems, Inc. #	32,540,544	219,300	Packaging Corporation of America	5,083,374
738,800	EMC Corporation #	8,836,048	99,100	Potash Corporation of
125,702	Google, Inc. #	50,346,165		Saskatchewan, Inc.	13,082,191
991,300	Intel Corporation	18,567,049	128,500	United States Steel Corporation	9,972,885
166,500	International Business Machines			Total Materials	89,871,625
	Corporation	19,473,840
153,400	LDK Solar Company, Ltd. #*	4,605,068	Telecommunications Services (2.2%)
1,357,000	Marvell Technology Group, Ltd. #*	12,620,100	461,500	AT&T, Inc.	12,885,080
132,000	MasterCard, Inc. *	23,407,560	360,800	Crown Castle International
242,185	MEMC Electronic Materials, Inc. #	6,844,148		Corporation #	10,452,376
1,941,800	Microsoft Corporation	51,826,643	284,950	NII Holdings, Inc. #	10,805,304
74,032	Nice Systems, Ltd. ADR #	2,016,632		Total Telecommunications
195,050	Nokia Oyj ADR *	3,637,682		Services	34,142,760
314,800	Omniture, Inc. #*	5,779,728
910,850	Oracle Corporation #	18,499,364		Total Common Stock
793,450	QUALCOMM, Inc.	34,094,546		(cost $1,610,559,182)	1,540,163,137
227,300	Research in Motion, Ltd. #	15,524,590
405,700	Symantec Corporation #	7,943,606
181,700	Yahoo!, Inc. #	3,143,410
	Total Information Technology	406,520,132

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (8.5%)	Rate (+)	Date	Value
133,591,945	Thrivent Financial Securities Lending Trust	2.800%	N/A	$133,591,945
	Total Collateral Held for Securities Loaned
	(cost $133,591,945)			133,591,945

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (1.3%)	Rate (+)	Date	Value
$12,830,000	Barclays Bank plc Repurchase Agreement ■	1.600%	10/1/2008	$12,830,000
7,791,434	Thrivent Money Market Portfolio	2.900	N/A	7,791,434
	Total Short-Term Investments (at amortized cost)			20,621,434
	Total Investments (cost $1,764,772,561) 107.9%			$1,694,376,516
	Other Assets and Liabilities, Net (7.9%)			(124,011,042)
	Total Net Assets 100.0%			$1,570,365,474

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain/(Loss)
NIKE, Inc.	432	$60	October 2008	($311,040)	($181,298)
NIKE, Inc.	240	70	October 2008	(26,400)	(15,641)
Total Call Options Written				($337,440)	($196,939)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

~ All or a portion of the security was earmarked as collateral to cover options.

■ Repurchase agreement dated September 30, 2008, $12,830,570 maturing October 1, 2008, collateralized by $13,086,981 Federal National Mortgage Association, 4.806% due February 10, 2012.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$131,365,724
Gross unrealized depreciation	(201,761,769)
Net unrealized appreciation (depreciation)	($70,396,045)
Cost for federal income tax purposes	$1,764,772,561

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Partner Growth Stock Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (96.7%)	Value	Shares	Common Stock (96.7%)	Value
Consumer Discretionary (9.1%)			Health Care (22.2%)
22,500	Amazon.com, Inc. #	$1,637,100	26,600	Aetna, Inc.	$960,526
22,909	Expedia, Inc. #	346,155	4,400	Alcon, Inc.	710,644
22,300	International Game Technology	383,114	14,700	Allergan, Inc.	757,050
10,500	Las Vegas Sands Corporation #*	379,155	1,400	Amgen, Inc. #	82,978
13,600	Lojas Renner SA	158,592	7,100	Baxter International, Inc.	465,973
47,700	McGraw-Hill Companies, Inc.	1,507,797	7,900	Becton, Dickinson and Company	634,054
7,200	Naspers, Ltd.	142,210	6,100	Celgene Corporation #	386,008
7,700	NIKE, Inc.	515,130	18,400	CIGNA Corporation	625,232
2,500	Priceline.com, Inc.	171,075	16,100	Covidien, Ltd.	865,536
26,900	Shaw Communications, Inc.	546,877	6,500	Dentsply International, Inc.	244,010
31,100	Yum! Brands, Inc. *	1,014,171	29,700	Elan Corporation plc ADR	316,899
	Total Consumer Discretionary	6,801,376	10,500	Express Scripts, Inc. #	775,110
			14,700	Genentech, Inc. #	1,303,596
Consumer Staples (7.6%)			34,200	Gilead Sciences, Inc. #	1,558,836
12,400	Coca-Cola Company	655,712	9,900	Humana, Inc. #	407,880
13,400	Costco Wholesale Corporation	870,062	800	Intuitive Surgical, Inc.	192,784
16,137	CVS/Caremark Corporation	543,171	9,000	McKesson Corporation	484,290
7,310	Groupe Danone	518,532	29,600	Medco Health Solutions, Inc. #	1,332,000
9,250	Nestle SA	399,762	24,600	Medtronic, Inc.	1,232,460
16,100	PepsiCo, Inc.	1,147,447	11,400	St. Jude Medical, Inc. #	495,786
15,437	Procter & Gamble Company	1,075,805	11,500	Stryker Corporation	716,450
14,900	SYSCO Corporation	459,367	25,300	WellPoint, Inc. #	1,183,281
	Total Consumer Staples	5,669,858	23,700	Wyeth	875,478
				Total Health Care	16,606,861
Energy (10.5%)
10,900	Baker Hughes, Inc.	659,886	Industrials (6.3%)
9,500	Cameron International Corporation #	366,130	34,200	Danaher Corporation	2,373,480
5,400	Chevron Corporation	445,392	10,400	Deere & Company	514,800
6,700	EOG Resources, Inc.	599,382	10,400	Expeditors International of
15,700	Exxon Mobil Corporation	1,219,262		Washington, Inc. *	362,336
21,700	Petroleo Brasileiro SA ADR	812,014	5,100	Foster Wheeler, Ltd. #	184,161
30,000	Schlumberger, Ltd.	2,342,700	4,800	General Dynamics Corporation	353,376
13,600	Smith International, Inc.	797,504	4,700	Joy Global, Inc.	212,158
3,700	Suncor Energy, Inc.	156,399	8,000	McDermott International, Inc. #	204,400
6,888	Total SA	418,461	7,200	Union Pacific Corporation	512,352
	Total Energy	7,817,130		Total Industrials	4,717,063

Financials (5.0%)			Information Technology (24.8%)
9,900	Assurant, Inc.	544,500	29,300	Accenture, Ltd.	1,113,400
1,300	BlackRock, Inc.	252,850	17,500	Apple Computer, Inc. #	1,989,050
82,726	BM&F Bovespa SA	364,309	16,400	Autodesk, Inc. #	550,220
6,000	Franklin Resources, Inc.	528,780	24,100	Automatic Data Processing, Inc.	1,030,275
3,900	Goldman Sachs Group, Inc.	499,200	45,200	Cisco Systems, Inc. #	1,019,712
13,900	Moody’s Corporation *	472,600	21,500	Dell, Inc. #	354,320
4,400	Northern Trust Corporation	317,680	12,200	Dolby Laboratories, Inc. #	429,318
17,800	Redecard SA	221,693	12,200	Electronic Arts, Inc. #	451,278
8,900	State Street Corporation	506,232	21,300	EMC Corporation #	254,748
	Total Financials	3,707,844	6,800	Fiserv, Inc. #	321,776

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Partner Growth Stock Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (96.7%)	Value	Shares	Common Stock (96.7%)	Value

Information Technology — continued			Telecommunications Services (5.5%)
6,300	Google, Inc. #	$2,523,277	7,800	America Movil SA de CV ADR	$361,608
14,275	Hon Hai Precision Industry		30,400	American Tower Corporation #	1,093,488
	Company, Ltd.	100,529	46,700	Crown Castle International
20,500	Intel Corporation	383,965		Corporation #	1,352,899
24,500	Juniper Networks, Inc. #*	516,215	10,300	Leap Wireless International, Inc. #	392,430
64,000	Marvell Technology Group, Ltd. #	595,200	19,400	Metropcs Communications, Inc. #*	271,406
1,000	MasterCard, Inc.	177,330	6,700	Mobile Telesystems ADR	375,267
10,600	McAfee, Inc. #	359,976	11,300	Vimpel-Communications ADR	229,390
72,175	Microsoft Corporation	1,926,351		Total Telecommunications
1,900	Nintendo Company, Ltd.	805,930		Services	4,076,488
27,000	QUALCOMM, Inc.	1,160,190
2,000	Research in Motion, Ltd. #	136,600	Utilities (0.6%)
3,700	Salesforce.com, Inc. #	179,080	37,600	AES Corporation #	439,544
68,400	Tencent Holdings, Ltd.	499,955		Total Utilities	439,544
33,500	VeriSign, Inc. #	873,680
1,800	Visa, Inc.	110,502		Total Common Stock
27,400	Western Union Company	675,958		(cost $71,302,952)	72,183,132
	Total Information Technology	18,538,835

Materials (5.1%)
21,987	BHP Billiton, Ltd.	568,826
6,400	Freeport-McMoRan Copper & Gold, Inc.	363,840
24,100	Kinross Gold Corporation	388,492
12,900	Monsanto Company	1,276,842
2,700	Potash Corporation of
	Saskatchewan, Inc.	356,427
11,900	Praxair, Inc.	853,706
	Total Materials	3,808,133

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Partner Growth Stock Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (2.7%)	Rate (+)	Date	Value
2,052,900	Thrivent Financial Securities Lending Trust	2.800%	N/A	$2,052,900
	Total Collateral Held for Securities Loaned
	(cost $2,052,900)			2,052,900

		Interest	Maturity
Shares	Short-Term Investments (3.1%)	Rate (+)	Date	Value
2,346,159	Thrivent Money Market Portfolio	2.900%	N/A	$2,346,159
	Total Short-Term Investments (at amortized cost)			2,346,159
	Total Investments (cost $75,702,011) 102.5%			$76,582,191
	Other Assets and Liabilities, Net (2.5%)			(1,887,340)
	Total Net Assets 100.0%			$74,694,851

			Value on
Foreign Currency	Contracts to	Settlement	Settlement		Unrealized
Forward Contracts (Sales)	Deliver/Receive	Date	Date	Value	Gain/(Loss)
Brazilian Real	32,771	10/1/08 – 10/3/08	$16,787	$17,222	($435)
Hong Kong Dollar	154,055	10/1/08 – 10/3/08	19,831	19,840	(9)
South African Rand	991,738	10/1/08 – 10/3/08	120,264	119,717	547
Total Foreign Currency
Forward Contracts (Sales)			$156,882	$156,779	$103

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$10,754,438
Gross unrealized depreciation	(9,874,258)
Net unrealized appreciation (depreciation)	$880,180
Cost for federal income tax purposes	$75,702,011

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Large Cap Value Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (97.0%)	Value	Shares	Common Stock (97.0%)	Value
Consumer Discretionary (7.3%)			457,250	Bank of America Corporation *	$16,003,750
88,300	BorgWarner, Inc.	$2,893,591	527,383	Bank of New York Mellon Corporation	17,182,138
502,650	Comcast Corporation	9,867,020	225,300	Capital One Financial Corporation *	11,490,300
170,800	General Motors Corporation *	1,614,060	132,400	Chubb Corporation	7,268,760
173,000	Home Depot, Inc.	4,478,970	584,345	Citigroup, Inc.	11,984,916
118,100	McDonald’s Corporation	7,286,770	26,600	Everest Re Group, Ltd.	2,301,698
169,600	Omnicom Group, Inc.	6,539,776	86,300	Goldman Sachs Group, Inc.	11,046,400
75,300	Sherwin-Williams Company	4,304,148	33,315	Hartford Financial Services Group, Inc.	1,365,582
184,900	Staples, Inc.	4,160,250	393,852	Hudson City Bancorp, Inc.	7,266,569
350,500	Time Warner, Inc.	4,595,055	61,400	iShares Nasdaq Biotechnology
239,000	Viacom, Inc. #	5,936,760		Index Fund *	4,995,504
199,200	Walt Disney Company	6,113,448	494,152	J.P. Morgan Chase & Company	23,076,898
57,300	Whirlpool Corporation *	4,543,317	259,100	Marshall & Ilsley Corporation *	5,220,865
	Total Consumer Discretionary	62,333,165	89,200	Merrill Lynch & Company, Inc.	2,256,760
			151,900	Morgan Stanley	3,493,700
Consumer Staples (10.8%)			59,500	Piper Jaffray Companies #	2,573,375
276,200	Altria Group, Inc.	5,479,808	97,000	Principal Financial Group, Inc.	4,218,530
232,500	CVS/Caremark Corporation	7,825,950	121,100	Raymond James Financial, Inc. *	3,993,878
62,900	Diageo plc ADR	4,331,294	29,000	S&P 500 Large Index
335,500	General Mills, Inc.	23,055,560		Depository Receipts	3,364,580
327,300	Kraft Foods, Inc.	10,719,075	553,200	Synovus Financial Corporation *	5,725,620
276,200	Philip Morris International, Inc.	13,285,220	217,800	Travelers Companies, Inc.	9,844,560
129,900	Procter & Gamble Company	9,052,731	179,100	U.S. Bancorp	6,451,182
181,400	Unilever NV ADR	5,108,224	798,533	Wachovia Corporation	2,794,866
233,200	Wal-Mart Stores, Inc.	13,966,348	467,100	Washington Federal, Inc. *	8,617,995
	Total Consumer Staples	92,824,210	334,490	Wells Fargo & Company	12,553,410
				Total Financials	201,634,516
Energy (13.6%)
83,940	Apache Corporation	8,753,263	Health Care (9.2%)
56,500	Baker Hughes, Inc.	3,420,510	256,300	Abbott Laboratories	14,757,754
218,866	Chevron Corporation	18,052,068	63,000	Aetna, Inc.	2,274,930
217,058	ConocoPhillips	15,899,498	133,900	Baxter International, Inc.	8,787,857
77,800	Devon Energy Corporation	7,095,360	226,925	Johnson & Johnson	15,721,364
265,199	Exxon Mobil Corporation	20,595,354	166,100	McKesson Corporation	8,937,841
190,000	Halliburton Company	6,154,100	117,600	Merck & Company, Inc.	3,711,456
323,600	Nabors Industries, Ltd. #*	8,064,112	524,900	Pfizer, Inc.	9,679,156
114,600	Occidental Petroleum Corporation	8,073,570	221,900	Sanofi-Aventis ADR	7,293,853
66,200	Royal Dutch Shell plc ADR	3,906,462	65,200	WellPoint, Inc. #	3,049,404
81,400	Schlumberger, Ltd.	6,356,526	119,500	Wyeth	4,414,330
121,700	Total SA ADR	7,384,756		Total Health Care	78,627,945
110,700	Valero Energy Corporation	3,354,210
	Total Energy	117,109,789	Industrials (9.5%)
			61,500	Caterpillar, Inc.	3,665,400
Financials (23.5%)			107,100	Eaton Corporation *	6,016,878
151,500	ACE, Ltd.	8,200,695	156,600	Emerson Electric Company	6,387,714
77,100	AFLAC, Inc.	4,529,625	52,500	FedEx Corporation	4,149,600
99,800	Ameriprise Financial, Inc.	3,812,360	689,600	General Electric Company	17,584,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Large Cap Value Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (97.0%)	Value	Shares	Common Stock (97.0%)	Value
Industrials — continued			Materials (6.0%)
178,600	Honeywell International, Inc.	$7,420,830	175,795	Alcoa, Inc.	$3,969,451
99,600	Lockheed Martin Corporation	10,923,132	66,500	Broken Hill Proprietary, Ltd. *	3,457,335
329,400	Republic Services, Inc.	9,875,412	437,900	E.I. du Pont de Nemours
198,900	Tyco International, Ltd.	6,965,478		and Company *	17,647,370
146,800	United Technologies Corporation	8,816,808	111,240	International Paper Company *	2,912,263
	Total Industrials	81,806,052	359,100	MeadWestvaco Corporation	8,370,621
			86,900	Praxair, Inc.	6,234,206
Information Technology (11.6%)			231,200	Rockwood Holdings, Inc. #	5,932,592
202,300	Accenture, Ltd.	7,687,400	43,300	Weyerhaeuser Company	2,623,114
148,500	Amdocs, Ltd. #	4,065,930		Total Materials	51,146,952
254,700	Automatic Data Processing, Inc.	10,888,425
185,000	Corning, Inc.	2,893,400	Telecommunications Services (3.7%)
55,700	F5 Networks, Inc. #	1,302,266	644,123	AT&T, Inc.	17,983,914
122,400	Hewitt Associates, Inc. #	4,460,256	279,100	TW Telecom, Inc. #*	2,899,849
267,000	Hewlett-Packard Company	12,346,080	351,155	Verizon Communications, Inc.	11,268,564
216,800	Intel Corporation	4,060,664		Total Telecommunications
218,000	International Business			Services	32,152,327
	Machines Corporation	25,497,281
133,890	Nokia Oyj ADR *	2,497,048	Utilities (1.8%)
429,600	Oracle Corporation #	8,725,176	74,500	Entergy Corporation	6,631,245
178,804	Sybase, Inc. #	5,474,978	131,700	FirstEnergy Corporation	8,822,583
538,400	Teradyne, Inc. #	4,204,904		Total Utilities	15,453,828
257,400	Texas Instruments, Inc.	5,534,100
	Total Information Technology	99,637,908		Total Common Stock
				(cost $873,167,141)	832,726,692

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Large Cap Value Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (9.0%)	Rate (+)	Date	Value
77,013,209	Thrivent Financial Securities Lending Trust	2.800%	N/A	$77,013,209
	Total Collateral Held for Securities Loaned
	(cost $77,013,209)			77,013,209

		Interest	Maturity
Shares	Short-Term Investments (0.7%)	Rate (+)	Date	Value
6,016,523	Thrivent Money Market Portfolio	2.900%	N/A	$6,016,523
	Total Short-Term Investments (at amortized cost)			6,016,523
	Total Investments (cost $956,196,873) 106.7%			$915,756,424
	Other Assets and Liabilities, Net (6.7%)			(57,637,689)
	Total Net Assets 100.0%			$858,118,735

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$83,381,249
Gross unrealized depreciation	(123,821,698)
Net unrealized appreciation (depreciation)	($40,440,449)
Cost for federal income tax purposes	$956,196,873

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Large Cap Stock Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value
Consumer Discretionary (7.1%)			41,400	Valero Energy Corporation	$1,254,420
67,800	Amazon.com, Inc. #	$4,933,128	89,200	XTO Energy, Inc.	4,149,584
30,100	Best Buy Company, Inc.	1,128,750		Total Energy	88,158,710
376,032	Comcast Corporation	7,381,508
98,300	General Motors Corporation *	928,935	Financials (17.8%)
50,000	Goodyear Tire & Rubber Company #	765,500	57,400	ACE, Ltd.	3,107,062
166,400	Home Depot, Inc.	4,308,096	29,300	AFLAC, Inc.	1,721,375
173,200	Macy’s Group, Inc	3,114,136	6,900	Allstate Corporation	318,228
198,950	McDonald’s Corporation	12,275,215	20,000	American Express Company	708,600
28,100	Nordstrom, Inc.	809,842	73,220	Ameriprise Financial, Inc.	2,797,004
64,400	Omnicom Group, Inc. *	2,483,264	288,000	Bank of America Corporation	10,080,000
37,500	Pulte Homes, Inc.	523,875	282,088	Bank of New York Mellon Corporation	9,190,427
28,400	Sherwin-Williams Company	1,623,344	127,900	Capital One Financial Corporation *	6,522,900
69,800	Staples, Inc.	1,570,500	82,074	Chubb Corporation ‡	4,505,863
96,587	Time Warner, Inc.	1,266,256	323,074	Citigroup, Inc.	6,626,248
90,200	Viacom, Inc. #	2,240,568	32,800	Goldman Sachs Group, Inc.	4,198,400
21,500	Whirlpool Corporation *	1,704,735	151,200	Hudson City Bancorp, Inc.	2,789,640
53,250	WMS Industries, Inc. #	1,627,852	23,100	iShares Nasdaq Biotechnology
	Total Consumer Discretionary	48,685,504		Index Fund *	1,879,416
			423,058	J.P. Morgan Chase & Company	19,756,806
Consumer Staples (8.8%)			84,100	KeyCorp	1,004,154
153,681	Altria Group, Inc.	3,049,031	41,400	Loews Corporation	1,634,886
88,200	CVS/Caremark Corporation	2,968,812	160,600	Marshall & Ilsley Corporation *	3,236,090
23,700	Diageo plc ADR	1,631,982	34,184	Merrill Lynch & Company, Inc.	864,855
115,627	General Mills, Inc.	7,945,887	72,303	MetLife, Inc. *	4,048,968
149,846	Kraft Foods, Inc.	4,907,456	190,900	Morgan Stanley	4,390,700
100,200	PepsiCo, Inc.	7,141,254	96,900	Nasdaq Stock Market, Inc. #	2,962,233
209,746	Philip Morris International, Inc.	10,088,783	31,100	Northern Trust Corporation	2,245,420
112,000	Procter & Gamble Company	7,805,280	26,400	Piper Jaffray Companies #	1,141,800
39,800	Sara Lee Corporation	502,674	36,844	Principal Financial Group, Inc.	1,602,346
57,700	Unilever NV ADR	1,624,832	33,958	Prudential Financial, Inc.	2,444,976
209,950	Wal-Mart Stores, Inc.	12,573,906	44,600	Raymond James Financial, Inc.	1,470,908
	Total Consumer Staples	60,239,897	8,987	Reinsurance Group of America, Inc. #	426,164
			263,100	Synovus Financial Corporation *	2,723,085
Energy (12.9%)			128,556	Travelers Companies, Inc.	5,810,731
47,518	Apache Corporation	4,955,177	337,599	Wachovia Corporation	1,181,596
32,400	Baker Hughes, Inc.	1,961,496	174,400	Washington Federal, Inc. *	3,217,680
162,930	ConocoPhillips ‡	11,934,622	176,699	Wells Fargo & Company	6,631,513
61,100	Devon Energy Corporation	5,572,320		Total Financials	121,240,074
257,365	Exxon Mobil Corporation	19,986,966
72,200	Halliburton Company	2,338,558	Health Care (14.5%)
67,331	Holly Corporation	1,947,213	314,909	Abbott Laboratories	18,132,460
121,800	Nabors Industries, Ltd. #*	3,035,256	111,100	Aetna, Inc.	4,011,821
114,400	Occidental Petroleum Corporation	8,059,480	135,133	Baxter International, Inc.	8,868,779
125,500	Petroleo Brasileiro SA ADR *	5,515,725	301,390	Gilead Sciences, Inc. #	13,737,356
25,000	Royal Dutch Shell plc ADR	1,475,250	216,075	Johnson & Johnson	14,969,676
114,165	Schlumberger, Ltd.	8,915,145	126,494	McKesson Corporation	6,806,642
45,729	Total SA ADR	2,774,836	126,350	Medco Health Solutions, Inc. #	5,685,750
38,990	Transocean, Inc. #*	4,282,662	22,850	Merck & Company, Inc.	721,146

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Large Cap Stock Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value
Health Care — continued			369,850	Microsoft Corporation	$9,871,296
199,415	Pfizer, Inc.	$3,677,213	34,200	Nokia Oyj ADR *	637,830
84,088	Sanofi-Aventis ADR	2,763,973	318,088	Oracle Corporation #	6,460,367
104,400	St. Jude Medical, Inc. #	4,540,356	146,780	QUALCOMM, Inc.	6,307,137
233,772	Thermo Fisher Scientific, Inc. #	12,857,460	40,100	Research in Motion, Ltd. #	2,738,830
47,164	WellPoint, Inc. #	2,205,860	71,496	Sybase, Inc. #	2,189,208
	Total Health Care	98,978,492	122,000	Symantec Corporation #	2,388,760
			204,600	Teradyne, Inc. #	1,597,926
Industrials (8.7%)			97,500	Texas Instruments, Inc.	2,096,250
35,341	Caterpillar, Inc.	2,106,324		Total Information Technology	124,387,387
18,532	Danaher Corporation *	1,286,121
63,600	Deere & Company	3,148,200	Materials (6.1%)
40,700	Eaton Corporation	2,286,526	27,727	Air Products and Chemicals, Inc.	1,899,022
31,000	Emerson Electric Company	1,264,490	111,875	Alcoa, Inc.	2,526,138
20,200	FedEx Corporation	1,596,608	25,500	Broken Hill Proprietary, Ltd. *	1,325,745
6,100	First Solar, Inc. #	1,152,351	163,457	E.I. du Pont de Nemours
79,000	Foster Wheeler, Ltd. #	2,852,690		and Company	6,587,317
435,839	General Electric Company	11,113,894	54,064	Freeport-McMoRan
119,828	Honeywell International, Inc.	4,978,853		Copper & Gold, Inc.	3,073,538
37,995	Lockheed Martin Corporation	4,166,912	217,196	MeadWestvaco Corporation	5,062,839
197,700	Northwest Airlines Corporation #*	1,785,231	68,513	Monsanto Company	6,781,417
126,400	Republic Services, Inc.	3,789,472	21,300	Potash Corporation
74,300	Tyco International, Ltd.	2,601,986		of Saskatchewan, Inc.	2,811,813
73,892	Union Pacific Corporation	5,258,155	87,859	Praxair, Inc.	6,303,005
161,618	United Technologies Corporation	9,706,777	87,600	Rockwood Holdings, Inc. #	2,247,816
	Total Industrials	59,094,590	27,950	United States Steel Corporation	2,169,200
			16,500	Weyerhaeuser Company	999,570
Information Technology (18.2%)				Total Materials	41,787,420
162,256	Accenture, Ltd.	6,165,728
41,100	Adobe Systems, Inc. #	1,622,217	Telecommunications Services (1.8%)
57,000	Amdocs, Ltd. #	1,560,660	139,500	AT&T, Inc.	3,894,840
55,574	Apple Computer, Inc. #	6,316,541	95,450	Crown Castle
42,480	ASML Holding NV ADR	748,073		International Corporation #‡	2,765,186
95,100	Automatic Data Processing, Inc.	4,065,525	83,059	NII Holdings, Inc. #	3,149,597
92,450	Broadcom Corporation #	1,722,344	218,076	TW Telecom, Inc. #*	2,265,810
135,800	CIENA Corporation #*	1,368,864		Total Telecommunications
254,680	Cisco Systems, Inc. #	5,745,581		Services	12,075,433
104,100	Corning, Inc.	1,628,124
196,100	EMC Corporation #	2,345,356	Utilities (1.8%)
21,000	F5 Networks, Inc. #	490,980	39,500	DTE Energy Company	1,578,025
23,421	Google, Inc. #	9,380,579	279,682	Southern Company	10,541,215
47,100	Hewitt Associates, Inc. #	1,716,324		Total Utilities	12,119,240
206,606	Hewlett-Packard Company	9,553,461
342,076	Intel Corporation	6,407,083		Total Common Stock
189,658	International Business			(cost $691,519,596)	666,766,747
	Machines Corporation	22,182,400
273,150	Marvell Technology Group, Ltd. #	2,540,295
25,600	MasterCard, Inc.	4,539,648

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Large Cap Stock Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (4.4%)	Rate (+)	Date	Value
29,850,933	Thrivent Financial Securities Lending Trust	2.800%	N/A	$29,850,933
	Total Collateral Held for Securities Loaned
	(cost $29,850,933)			29,850,933

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (1.3%)	Rate (+)	Date	Value
$600,000	Federal National Mortgage Association ‡	2.100%	12/10/2008	$597,083
8,433,669	Thrivent Money Market Portfolio	2.900	N/A	8,433,669
	Total Short-Term Investments (cost $9,031,248)			9,030,752
	Total Investments (cost $730,401,777) 103.4%			$705,648,432
	Other Assets and Liabilities, Net (3.4%)			(23,317,660)
	Total Net Assets 100.0%			$682,330,772

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
S&P 500 Index Futures	21	December 2008	$6,155,730	$6,128,850	($26,880)
Total Futures					($26,880)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At September 30, 2008, $597,083 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $18,468,385 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$58,546,574
Gross unrealized depreciation	(83,299,919)
Net unrealized appreciation (depreciation)	($24,753,345)
Cost for federal income tax purposes	$730,401,777

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (98.0%)	Value	Shares	Common Stock (98.0%)	Value
Consumer Discretionary (8.3%)			15,050	Mattel, Inc.	$271,502
3,600	Abercrombie & Fitch Company	$142,020	47,100	McDonald’s Corporation	2,906,070
13,400	Amazon.com, Inc. #	974,984	13,300	McGraw-Hill Companies, Inc.	420,413
4,400	Apollo Group, Inc. #	260,920	1,500	Meredith Corporation	42,075
4,500	AutoNation, Inc. #*	50,580	4,900	New York Times Company *	70,021
1,700	AutoZone, Inc. #	209,678	11,573	Newell Rubbermaid, Inc.	199,750
10,900	Bed Bath & Beyond, Inc. #	342,369	96,100	News Corporation	1,152,239
14,125	Best Buy Company, Inc.	529,688	16,400	NIKE, Inc.	1,097,160
3,400	Big Lots, Inc. #	94,622	6,700	Nordstrom, Inc. *	193,094
2,500	Black & Decker Corporation	151,875	11,500	Office Depot, Inc. #	66,930
18,300	Carnival Corporation	646,905	13,300	Omnicom Group, Inc. *	512,848
28,472	CBS Corporation	415,122	2,400	Polo Ralph Lauren Corporation	159,936
5,200	Centex Corporation	84,240	8,900	Pulte Homes, Inc.	124,333
14,100	Coach, Inc. #	353,064	5,500	RadioShack Corporation	95,040
122,115	Comcast Corporation	2,397,117	3,800	Scripps Networks Interactive	137,978
11,500	D.R. Horton, Inc.	149,730	2,332	Sears Holdings Corporation #*	218,042
5,850	Darden Restaurants, Inc.	167,486	4,100	Sherwin-Williams Company	234,356
2,400	Dillard’s, Inc. *	28,320	2,400	Snap-On, Inc.	126,384
24,200	DIRECTV Group, Inc. #*	633,314	3,300	Stanley Works	137,742
12,100	Eastman Kodak Company *	186,098	29,775	Staples, Inc.	669,938
8,800	Expedia, Inc. #	132,968	30,600	Starbucks Corporation #	455,022
5,800	Family Dollar Stores, Inc.	137,460	7,800	Starwood Hotels & Resorts
94,711	Ford Motor Company #*	492,497		Worldwide, Inc.	219,492
6,300	Fortune Brands, Inc.	361,368	31,600	Target Corporation	1,549,980
6,800	GameStop Corporation	232,628	5,200	Tiffany & Company	184,704
9,500	Gannett Company, Inc.	160,645	149,950	Time Warner, Inc.	1,965,844
19,662	Gap, Inc.	349,590	17,600	TJX Companies, Inc.	537,152
23,700	General Motors Corporation	223,965	3,600	VF Corporation	278,316
6,800	Genuine Parts Company	273,428	25,972	Viacom, Inc. #	645,144
10,100	Goodyear Tire & Rubber Company #	154,631	78,547	Walt Disney Company	2,410,607
13,700	H&R Block, Inc.	308,935	270	Washington Post Company	150,325
9,900	Harley-Davidson, Inc. *	369,270	3,157	Whirlpool Corporation	250,319
2,400	Harman International Industries, Inc.	81,768	7,472	Wyndham Worldwide Corporation	117,385
5,250	Hasbro, Inc.	182,280	19,580	Yum! Brands, Inc.	638,504
71,100	Home Depot, Inc.	1,840,779		Total Consumer Discretionary	36,116,795
13,000	International Game Technology	223,340
19,967	Interpublic Group of Companies, Inc. #*	154,744	Consumer Staples (12.0%)
9,300	J.C. Penney Company, Inc.		86,200	Altria Group, Inc. ‡	1,710,208
	(Holding Company)	310,062	30,100	Anheuser-Busch Companies, Inc.	1,952,888
24,900	Johnson Controls, Inc.	755,217	26,968	Archer-Daniels-Midland Company *	590,869
3,500	Jones Apparel Group, Inc.	64,785	17,800	Avon Products, Inc.	739,946
3,200	KB Home *	62,976	3,300	Brown-Forman Corporation	236,973
12,700	Kohl’s Corporation #*	585,216	8,900	Campbell Soup Company	343,540
6,700	Leggett & Platt, Inc.	145,993	5,800	Clorox Company	363,602
5,900	Lennar Corporation	89,621	83,200	Coca-Cola Company	4,399,616
11,904	Limited Brands, Inc.	206,177	13,300	Coca-Cola Enterprises, Inc.	223,041
4,000	Liz Claiborne, Inc.	65,720	21,200	Colgate-Palmolive Company	1,597,420
61,400	Lowe’s Companies, Inc. *	1,454,566	19,000	ConAgra Foods, Inc.	369,740
17,568	Macy’s Group, Inc	315,873	8,100	Constellation Brands, Inc. #	173,826
12,400	Marriott International, Inc.	323,516	18,200	Costco Wholesale Corporation *	1,181,726

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (98.0%)	Value	Shares	Common Stock (98.0%)	Value
Consumer Staples — continued			3,500	Massey Energy Company	$124,845
60,044	CVS/Caremark Corporation	$2,021,081	8,000	Murphy Oil Corporation	513,120
6,400	Dean Foods Company #	149,504	11,700	Nabors Industries, Ltd. #*	291,564
4,800	Estee Lauder Companies, Inc.	239,568	17,500	National Oilwell Varco, Inc. #	879,025
14,100	General Mills, Inc.	968,952	11,300	Noble Corporation	496,070
13,100	H.J. Heinz Company	653,821	7,200	Noble Energy, Inc.	400,248
6,900	Hershey Company	272,826	34,200	Occidental Petroleum Corporation	2,409,390
10,500	Kellogg Company	589,050	11,400	Peabody Energy Corporation *	513,000
17,392	Kimberly-Clark Corporation	1,127,697	4,800	Pioneer Natural Resources Company	250,944
63,552	Kraft Foods, Inc.	2,081,328	6,500	Range Resources Corporation	278,655
27,400	Kroger Company	752,952	4,700	Rowan Companies, Inc.	143,585
7,300	Lorillard, Inc.	519,395	50,200	Schlumberger, Ltd.	3,920,118
5,400	McCormick & Company, Inc.	207,630	9,000	Smith International, Inc.	527,760
6,300	Molson Coors Brewing Company	294,525	14,400	Southwestern Energy Company #	439,776
5,700	Pepsi Bottling Group, Inc.	166,269	25,704	Spectra Energy Corporation	611,755
65,570	PepsiCo, Inc.	4,673,174	4,900	Sunoco, Inc. *	174,342
86,300	Philip Morris International, Inc.	4,151,030	5,800	Tesoro Petroleum Corporation	95,642
127,060	Procter & Gamble Company	8,854,811	13,307	Transocean, Inc. #*	1,461,641
7,100	Reynolds American, Inc.	345,202	21,900	Valero Energy Corporation	663,570
18,200	Safeway, Inc.	431,704	28,500	Weatherford International, Ltd. #	716,490
29,600	Sara Lee Corporation	373,848	24,100	Williams Companies, Inc.	569,965
8,881	SUPERVALU, Inc.	192,718	22,950	XTO Energy, Inc.	1,067,634
25,200	SYSCO Corporation	776,916		Total Energy	56,930,798
12,600	Tyson Foods, Inc.	150,444
6,200	UST, Inc.	412,548	Financials (15.5%)
41,400	Walgreen Company	1,281,744	19,900	AFLAC, Inc. ‡	1,169,125
93,900	Wal-Mart Stores, Inc.	5,623,671	22,682	Allstate Corporation	1,046,094
5,900	Whole Foods Market, Inc. *	118,177	8,700	American Capital, Ltd.	221,937
8,975	William Wrigley Jr. Company	712,615	48,500	American Express Company ‡	1,718,355
	Total Consumer Staples	52,026,595	112,540	American International Group, Inc. *	374,758
			9,100	Ameriprise Financial, Inc.	347,620
Energy (13.1%)			11,625	Aon Corporation	522,660
19,572	Anadarko Petroleum Corporation	949,438	3,546	Apartment Investment &
14,020	Apache Corporation	1,462,006		Management Company *	124,181
12,900	Baker Hughes, Inc.	780,966	5,000	Assurant, Inc.	275,000
12,300	BJ Services Company	235,299	3,200	Avalonbay Communities, Inc. *	314,944
4,300	Cabot Oil & Gas Corporation	155,402	190,873	Bank of America Corporation	6,680,555
9,100	Cameron International Corporation #	350,714	47,952	Bank of New York Mellon Corporation	1,562,276
21,800	Chesapeake Energy Corporation	781,748	23,000	BB&T Corporation *	869,400
85,996	Chevron Corporation	7,092,950	5,000	Boston Properties, Inc.	468,300
63,649	ConocoPhillips	4,662,289	15,773	Capital One Financial Corporation	804,423
7,700	CONSOL Energy, Inc.	353,353	7,200	CB Richard Ellis Group, Inc. #	96,264
18,500	Devon Energy Corporation	1,687,200	39,025	Charles Schwab Corporation	1,014,650
29,318	El Paso Corporation *	374,098	15,100	Chubb Corporation	828,990
6,000	ENSCO International, Inc.	345,780	6,838	Cincinnati Financial Corporation	194,473
10,400	EOG Resources, Inc.	930,384	11,900	CIT Group, Inc. *	82,824
217,408	Exxon Mobil Corporation	16,883,899	227,939	Citigroup, Inc.	4,675,029
36,700	Halliburton Company	1,188,713	2,800	CME Group, Inc. *	1,040,228
11,800	Hess Corporation	968,544	6,250	Comerica, Inc.	204,938
29,568	Marathon Oil Corporation	1,178,876

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (98.0%)	Value	Shares	Common Stock (98.0%)	Value

Financials — continued			22,710	Sovereign Bancorp, Inc.	$89,704
5,000	Developers Diversified		18,100	State Street Corporation	1,029,528
	Realty Corporation	$158,450	14,800	SunTrust Banks, Inc. *	665,852
20,025	Discover Financial Services	276,746	10,868	T. Rowe Price Group, Inc.	583,720
22,500	E*TRADE Financial Corporation #	63,000	3,700	Torchmark Corporation	221,260
11,300	Equity Residential REIT	501,833	24,781	Travelers Companies, Inc.	1,120,101
3,700	Federated Investors, Inc.	106,671	72,885	U.S. Bancorp	2,625,318
24,194	Fifth Third Bancorp *	287,909	14,424	UnumProvident Corporation	362,042
8,444	First Horizon National Corporation	80,218	5,700	Vornado Realty Trust	518,415
6,400	Franklin Resources, Inc.	564,032	90,393	Wachovia Corporation	316,376
9,500	General Growth Properties, Inc.	143,450	138,500	Wells Fargo & Company	5,197,905
18,100	Genworth Financial, Inc.	155,841	13,100	XL Capital, Ltd. *	235,014
17,900	Goldman Sachs Group, Inc.	2,291,200	4,800	Zions Bancorporation *	185,760
12,600	Hartford Financial Services Group, Inc.	516,474		Total Financials	67,518,392
10,500	Health Care Property Investors, Inc.	421,365
21,700	Host Marriott Corporation *	288,393	Health Care (12.8%)
21,800	Hudson City Bancorp, Inc.	402,210	64,500	Abbott Laboratories ‡	3,713,910
15,371	Huntington Bancshares, Inc.	122,814	19,696	Aetna, Inc.	711,223
3,200	IntercontinentalExchange, Inc. #	258,176	12,900	Allergan, Inc.	664,350
16,200	Invesco, Ltd.	339,876	6,600	AmerisourceBergen Corporation	248,490
154,348	J.P. Morgan Chase & Company	7,208,052	44,340	Amgen, Inc. #‡	2,628,032
6,700	Janus Capital Group, Inc.	162,676	7,100	Applied Biosystems, Inc.	243,175
20,700	KeyCorp	247,158	4,600	Barr Pharmaceuticals, Inc. #	300,380
9,500	Kimco Realty Corporation	350,930	26,300	Baxter International, Inc.	1,726,069
5,900	Legg Mason, Inc.	224,554	10,200	Becton, Dickinson and Company	818,652
7,400	Leucadia National Corporation	336,256	12,100	Biogen Idec, Inc. #	608,509
10,794	Lincoln National Corporation	462,091	62,850	Boston Scientific Corporation #	771,170
15,200	Loews Corporation	600,248	82,900	Bristol-Myers Squibb Company	1,728,465
3,200	M&T Bank Corporation	285,600	4,200	C.R. Bard, Inc.	398,454
21,500	Marsh & McLennan Companies, Inc.	682,840	15,075	Cardinal Health, Inc.	742,896
10,900	Marshall & Ilsley Corporation *	219,635	19,000	Celgene Corporation #	1,202,320
8,150	MBIA, Inc. *	96,985	11,500	CIGNA Corporation	390,770
64,100	Merrill Lynch & Company, Inc.	1,621,730	6,200	Coventry Health Care, Inc. #	201,810
28,732	MetLife, Inc. *	1,608,992	20,976	Covidien, Ltd.	1,127,670
5,200	MGIC Investment Corporation	36,556	4,400	DaVita, Inc. #	250,844
8,300	Moody’s Corporation *	282,200	41,900	Eli Lilly and Company	1,844,857
46,450	Morgan Stanley	1,068,350	10,300	Express Scripts, Inc. #*	760,346
31,900	National City Corporation *	55,825	12,800	Forest Laboratories, Inc. #	361,984
9,300	Northern Trust Corporation	671,460	11,200	Genzyme Corporation #	905,968
11,100	NYSE Euronext	434,898	38,500	Gilead Sciences, Inc. #	1,754,830
7,200	Plum Creek Timber Company, Inc.	358,992	6,680	Hospira, Inc. #	255,176
14,500	PNC Financial Services Group, Inc.	1,083,150	7,100	Humana, Inc. #	292,520
10,800	Principal Financial Group, Inc.	469,692	7,600	IMS Health, Inc.	143,716
28,300	Progressive Corporation	492,420	1,600	Intuitive Surgical, Inc.	385,568
11,000	ProLogis Trust	453,970	116,940	Johnson & Johnson	8,101,603
17,900	Prudential Financial, Inc.	1,288,800	10,300	King Pharmaceuticals, Inc. #	98,674
5,200	Public Storage, Inc.	514,852	4,700	Laboratory Corporation of
29,077	Regions Financial Corporation	279,139		America Holdings #*	326,650
9,400	Simon Property Group, Inc.	911,800	11,542	McKesson Corporation	621,075
19,600	SLM Corporation #	241,864	21,186	Medco Health Solutions, Inc. #	953,370

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (98.0%)	Value	Shares	Common Stock (98.0%)	Value

Health Care — continued			5,200	Goodrich Corporation	$216,320
47,200	Medtronic, Inc.	$2,364,720	31,175	Honeywell International, Inc.	1,295,321
89,700	Merck & Company, Inc.	2,830,932	16,700	Illinois Tool Works, Inc.	742,315
2,300	Millipore Corporation #	158,240	13,371	Ingersoll-Rand Company	416,774
12,700	Mylan Laboratories, Inc. #*	145,034	7,600	ITT Corporation	422,636
3,800	Patterson Companies, Inc. #	115,558	5,100	Jacobs Engineering Group, Inc.	276,981
5,000	PerkinElmer, Inc.	124,850	5,100	L-3 Communications Holdings, Inc.	501,432
282,153	Pfizer, Inc.	5,202,901	13,900	Lockheed Martin Corporation	1,524,413
6,600	Quest Diagnostics, Inc.	341,022	5,500	Manitowoc Company, Inc.	85,525
68,000	Schering-Plough Corporation	1,255,960	15,100	Masco Corporation *	270,894
14,284	St. Jude Medical, Inc. #	621,211	5,200	Monster Worldwide, Inc. #	77,532
10,400	Stryker Corporation	647,920	15,700	Norfolk Southern Corporation	1,039,497
17,400	Tenet Healthcare Corporation #	96,570	14,098	Northrop Grumman Corporation	853,493
17,500	Thermo Fisher Scientific, Inc. #	962,500	15,237	PACCAR, Inc. *	581,901
51,000	UnitedHealth Group, Inc.	1,294,890	5,000	Pall Corporation	171,950
5,200	Varian Medical Systems, Inc. #	297,076	6,975	Parker-Hannifin Corporation	369,675
4,100	Waters Corporation #	238,538	8,700	Pitney Bowes, Inc.	289,362
4,400	Watson Pharmaceuticals, Inc. #	125,400	5,800	Precision Castparts Corporation	456,924
21,400	WellPoint, Inc. #	1,000,878	8,800	R.R. Donnelley & Sons Company	215,864
55,800	Wyeth	2,061,252	17,500	Raytheon Company	936,425
9,450	Zimmer Holdings, Inc. #	610,092	6,500	Robert Half International, Inc.	160,875
	Total Health Care	55,779,070	6,100	Rockwell Automation, Inc.	227,774
			6,700	Rockwell Collins, Inc.	322,203
Industrials (10.9%)			2,400	Ryder System, Inc.	148,800
29,300	3M Company	2,001,483	30,700	Southwest Airlines Company	445,457
14,200	Allied Waste Industries, Inc. #	157,762	4,100	Terex Corporation #	125,132
4,500	Avery Dennison Corporation	200,160	10,400	Textron, Inc.	304,512
30,960	Boeing Company	1,775,556	19,876	Tyco International, Ltd.	696,058
11,792	Burlington Northern		21,300	Union Pacific Corporation	1,515,708
	Santa Fe Corporation	1,089,935	42,200	United Parcel Service, Inc.	2,653,958
7,100	C.H. Robinson Worldwide, Inc.	361,816	40,400	United Technologies Corporation	2,426,424
25,500	Caterpillar, Inc.	1,519,800	2,700	W.W. Grainger, Inc.	234,819
5,500	Cintas Corporation	157,905	20,499	Waste Management, Inc.	645,514
7,300	Cooper Industries, Ltd.	291,635		Total Industrials	47,234,313
17,100	CSX Corporation	933,147
8,500	Cummins, Inc.	371,620	Information Technology (15.6%)
10,700	Danaher Corporation *	742,580	22,200	Adobe Systems, Inc. #	876,234
17,900	Deere & Company	886,050	25,400	Advanced Micro Devices, Inc. #*	133,350
7,900	Dover Corporation	320,345	4,100	Affiliated Computer Services, Inc. #	207,583
7,000	Eaton Corporation	393,260	15,015	Agilent Technologies, Inc. #	445,345
32,500	Emerson Electric Company	1,325,675	7,100	Akamai Technologies, Inc. #*	123,824
5,400	Equifax, Inc.	186,030	12,600	Altera Corporation	260,568
8,900	Expeditors International of		8,000	Amphenol Corporation	321,120
	Washington, Inc.	310,076	12,200	Analog Devices, Inc.	321,470
5,400	Fastenal Company *	266,706	37,100	Apple Computer, Inc. #	4,216,786
13,060	FedEx Corporation	1,032,262	56,200	Applied Materials, Inc.	850,306
7,500	Fluor Corporation	417,750	9,400	Autodesk, Inc. #	315,370
16,600	General Dynamics Corporation	1,222,092	21,300	Automatic Data Processing, Inc.	910,575
416,400	General Electric Company	10,618,200	8,000	BMC Software, Inc. #	229,040

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (98.0%)	Value	Shares	Common Stock (98.0%)	Value

Information Technology — continued			9,400	SanDisk Corporation #	$183,770
18,500	Broadcom Corporation #	$344,655	31,550	Sun Microsystems, Inc. #	239,780
16,512	CA, Inc.	329,580	35,124	Symantec Corporation #	687,728
3,757	CIENA Corporation #	37,871	16,600	Tellabs, Inc. #	67,396
247,300	Cisco Systems, Inc. #	5,579,088	7,500	Teradata Corporation #	146,250
7,600	Citrix Systems, Inc. #	191,976	7,100	Teradyne, Inc. #	55,451
12,200	Cognizant Technology		54,900	Texas Instruments, Inc.	1,180,350
	Solutions Corporation #	278,526	8,300	Total System Services, Inc.	136,120
6,300	Computer Sciences Corporation #	252,819	19,776	Tyco Electronics, Ltd.	547,004
10,700	Compuware Corporation #	103,683	15,100	Unisys Corporation #	41,525
5,100	Convergys Corporation #	75,378	8,100	VeriSign, Inc. #	211,248
66,100	Corning, Inc.	1,033,804	30,480	Western Union Company	751,942
73,000	Dell, Inc. #	1,203,040	36,500	Xerox Corporation	420,845
45,700	eBay, Inc. #	1,022,766	11,600	Xilinx, Inc.	272,020
13,300	Electronic Arts, Inc. #	491,967	58,000	Yahoo!, Inc. #	1,003,400
86,686	EMC Corporation #	1,036,765		Total Information Technology	68,058,292
7,900	Fidelity National Information
	Services, Inc.	145,834	Materials (3.3%)
6,900	Fiserv, Inc. #	326,508	8,900	Air Products and Chemicals, Inc.	609,561
10,000	Google, Inc. #	4,005,200	4,700	AK Steel Holding Corporation	121,824
5,600	Harris Corporation	258,720	34,064	Alcoa, Inc.	769,165
102,486	Hewlett-Packard Company	4,738,953	4,169	Allegheny Technologies, Inc.	123,194
235,300	Intel Corporation	4,407,169	2,400	Ashland, Inc.	70,176
56,700	International Business		4,000	Ball Corporation	157,960
	Machines Corporation	6,631,632	4,200	Bemis Company, Inc.	109,704
13,400	Intuit, Inc. #	423,574	2,400	CF Industries Holdings, Inc.	219,504
8,800	Jabil Circuit, Inc.	83,952	38,693	Dow Chemical Company	1,229,664
8,962	JDS Uniphase Corporation #	75,819	37,811	E.I. du Pont de Nemours and Company	1,523,783
22,800	Juniper Networks, Inc. #	480,396	3,200	Eastman Chemical Company	175,200
7,300	KLA-Tencor Corporation	231,045	7,300	Ecolab, Inc.	354,196
3,700	Lexmark International, Inc. #	120,509	16,096	Freeport-McMoRan Copper & Gold, Inc.	915,058
9,300	Linear Technology Corporation	285,138	4,700	Hercules, Inc.	93,013
26,900	LSI Corporation #*	144,184	3,300	International Flavors & Fragrances, Inc.	130,218
3,000	MasterCard, Inc.	531,990	17,871	International Paper Company	467,863
9,500	MEMC Electronic Materials, Inc. #	268,470	7,181	MeadWestvaco Corporation	167,389
7,700	Microchip Technology, Inc. *	226,611	22,978	Monsanto Company	2,274,362
31,900	Micron Technology, Inc. #*	129,195	19,148	Newmont Mining Corporation	742,176
328,700	Microsoft Corporation	8,773,003	13,300	Nucor Corporation	525,350
6,000	Molex, Inc.	134,700	5,500	Pactiv Corporation #	136,565
94,790	Motorola, Inc.	676,801	6,900	PPG Industries, Inc.	402,408
8,200	National Semiconductor Corporation	141,122	13,200	Praxair, Inc.	946,968
13,700	NETAPP, Inc. #	249,751	5,213	Rohm and Haas Company	364,910
14,500	Novell, Inc. #	74,530	6,652	Sealed Air Corporation	146,277
4,200	Novellus Systems, Inc. #	82,488	5,300	Sigma-Aldrich Corporation	277,826
23,250	NVIDIA Corporation #	249,008	3,600	Titanium Metals Corporation	40,824
164,037	Oracle Corporation #	3,331,591	4,900	United States Steel Corporation	380,289
13,400	Paychex, Inc.	442,602	4,600	Vulcan Materials Company *	342,700
5,500	QLogic Corporation #	84,480	8,800	Weyerhaeuser Company	533,104
68,700	QUALCOMM, Inc.	2,952,039		Total Materials	14,351,231
4,400	Salesforce.com, Inc. #	212,960

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (98.0%)	Value	Shares	Common Stock (98.0%)	Value

Telecommunications Services (3.0%)			21,204	Dynegy, Inc. #*	$75,910
16,500	American Tower Corporation #	$593,505	13,600	Edison International, Inc.	542,640
246,639	AT&T, Inc. ‡	6,886,161	8,000	Entergy Corporation	712,080
4,300	CenturyTel, Inc.	157,595	27,524	Exelon Corporation	1,723,553
6,001	Embarq Corporation	243,341	12,800	FirstEnergy Corporation	857,472
13,200	Frontier Communications Corporation	151,800	17,100	FPL Group, Inc.	860,130
62,172	Qwest Communications		3,215	Integrys Energy Group, Inc.	160,557
	International, Inc. *	200,816	1,900	Nicor, Inc. *	84,265
119,520	Sprint Nextel Corporation	729,072	11,509	NiSource, Inc.	169,873
119,196	Verizon Communications, Inc.	3,825,000	8,400	Pepco Holdings, Inc.	192,444
18,407	Windstream Corporation	201,373	15,000	PG&E Corporation	561,750
	Total Telecommunications		4,200	Pinnacle West Capital Corporation	144,522
	Services	12,988,663	15,700	PPL Corporation	581,214
			10,920	Progress Energy, Inc.	470,980
Utilities (3.5%)			21,300	Public Service Enterprise Group, Inc.	698,427
28,200	AES Corporation #	329,658	7,300	Questar Corporation	298,716
7,100	Allegheny Energy, Inc.	261,067	10,275	Sempra Energy	518,579
8,800	Ameren Corporation	343,464	32,200	Southern Company	1,213,618
16,860	American Electric Power Company, Inc.	625,169	8,900	TECO Energy, Inc.	139,997
14,273	CenterPoint Energy, Inc.	207,958	18,705	Xcel Energy, Inc. *	373,913
9,400	CMS Energy Corporation	117,218		Total Utilities	15,170,311
11,400	Consolidated Edison, Inc.	489,744
7,500	Constellation Energy Group, Inc.	182,250		Total Common Stock
24,294	Dominion Resources, Inc. *	1,039,297		(cost $408,491,051)	426,174,460
6,800	DTE Energy Company	271,660
52,908	Duke Energy Corporation *	922,186

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (4.5%)	Rate (+)	Date	Value
19,599,480	Thrivent Financial Securities Lending Trust	2.800%	N/A	$19,599,480
	Total Collateral Held for Securities Loaned
	(cost $19,599,480)			19,599,480

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (2.1%)	Rate (+)	Date	Value
$900,000	Federal National Mortgage Association ‡	2.100%	12/10/2008	$895,625
8,360,000	Novartis Finance Corporation	1.250	10/1/2008	8,360,000
5,828	Thrivent Money Market Portfolio	2.900	N/A	5,828
	Total Short-Term Investments (cost $9,262,196)			9,261,453
	Total Investments (cost $437,352,727) 104.6%			$455,035,393
	Other Assets and Liabilities, Net (4.6%)			(20,193,428)
	Total Net Assets 100.0%			$434,841,965

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
S&P 500 Index Futures	28	December 2008	$8,436,169	$8,171,800	($264,369)
Total Futures					($264,369)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At September 30, 2008, $895,625 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $17,691,579 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$107,429,060
Gross unrealized depreciation	(89,746,394)
Net unrealized appreciation (depreciation)	$17,682,666
Cost for federal income tax purposes	$437,352,727

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Equity Income Plus Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (82.2%)	Value	Shares	Common Stock (82.2%)	Value
Consumer Discretionary (6.7%)			4,500	Holly Corporation	$130,140
4,200	Black & Decker Corporation	$255,150	9,000	Marathon Oil Corporation	358,830
12,500	Foot Locker, Inc.	202,000	4,800	Royal Dutch Shell plc ADR	283,248
12,900	Gannett Company, Inc.	218,139	1,000	Schlumberger, Ltd.	78,090
7,100	Genuine Parts Company	285,491	4,900	Total SA ADR	297,332
11,800	Home Depot, Inc.	305,502		Total Energy	4,244,881
7,700	Johnson Controls, Inc.	233,541
5,400	McDonald’s Corporation	333,180	Financials (23.1%)
4,500	NIKE, Inc.	301,050	400	Acadia Realty Trust	10,112
7,700	Royal Caribbean Cruises, Ltd.	159,775	4,000	AFLAC, Inc. ‡	235,000
300	Starwood Hotels & Resorts		400	Agree Realty Corporation	11,440
	Worldwide, Inc.	8,442	400	Alexandria Real Estate Equities, Inc.	45,232
11,500	Toll Brothers, Inc. #	290,145	1,100	AMB Property Corporation	49,830
4,500	VF Corporation	347,895	500	American Campus Communities, Inc.	16,940
5,800	Walt Disney Company	178,002	800	Annaly Capital Management, Inc.	10,760
15,100	Wyndham Worldwide Corporation	237,221	775	Apartment Investment &
	Total Consumer Discretionary	3,355,533		Management Company	27,140
			1,000	Avalonbay Communities, Inc. ‡	98,420
Consumer Staples (8.9%)			18,400	Bank of America Corporation ‡	644,000
13,200	Altria Group, Inc. ‡	261,888	11,500	Bank of New York Mellon
7,500	Coca-Cola Company ‡	396,600		Corporation ‡	374,670
4,000	Colgate-Palmolive Company	301,400	11,900	BB&T Corporation	449,820
6,300	ConAgra Foods, Inc.	122,598	700	BioMed Realty Trust, Inc.	18,515
3,800	Costco Wholesale Corporation ‡	246,734	1,900	BOK Financial Corporation	91,979
4,500	Diageo plc ADR	309,870	1,450	Boston Properties, Inc. ‡	135,807
5,800	General Mills, Inc.	398,576	400	BRE Properties, Inc.	19,600
10,300	Kraft Foods, Inc. ‡	337,325	700	Brookfield Asset Management, Inc.	19,208
2,900	Lorillard, Inc.	206,335	1,850	Brookfield Properties Corporation	29,304
8,200	McCormick & Company, Inc.	315,290	500	Camden Property Trust	22,930
3,500	Molson Coors Brewing Company ‡	163,625	3,200	Chubb Corporation	175,680
8,600	Philip Morris International, Inc.	413,660	18,000	Citigroup, Inc. ‡	369,180
7,500	Procter & Gamble Company	522,675	5,200	City Holding Company	219,700
5,800	Wal-Mart Stores, Inc.	347,362	500	Colonial Properties Trust	9,345
5,600	Whole Foods Market, Inc.	112,168	800	Corporate Office Properties Trust	32,280
	Total Consumer Staples	4,456,106	5,400	Cullen/Frost Bankers, Inc.	324,000
			1,300	DCT Industrial Trust, Inc.	9,737
Energy (8.5%)			1,100	Developers Diversified Realty Corporation	34,859
2,300	Apache Corporation ‡	239,844	1,100	Digital Realty Trust, Inc.	51,975
7,200	BP plc ADR ‡	361,224	500	Douglas Emmett, Inc.	11,535
8,200	Chevron Corporation ‡	676,336	600	Duke Realty Corporation	14,748
7,800	ConocoPhillips ‡	571,350	900	DuPont Fabros Technology, Inc.	13,725
9,100	Crosstex Energy, Inc.	227,227	250	Entertainment Properties Trust	13,680
2,700	Devon Energy Corporation ‡	246,240	2,450	Equity Residential REIT	108,804
8,200	Exxon Mobil Corporation	636,812	450	Essex Property Trust, Inc.	53,248
3,200	Helmerich & Payne, Inc.	138,208	4,700	Everest Re Group, Ltd.	406,691
			1,000	Extra Space Storage, Inc.	15,360

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Equity Income Plus Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (82.2%)	Value	Shares	Common Stock (82.2%)	Value
Financials — continued			5,300	SPDR DJ Wilshire International
700	Federal Realty Investment Trust	$59,920		Real Estate ETF	$202,195
350	Forest City Enterprises	10,734	600	Sunstone Hotel Investors, Inc.	8,100
1,600	General Growth Properties, Inc.	24,160	5,500	T. Rowe Price Group, Inc.	295,405
10,100	Glacier Bancorp, Inc.	250,177	600	Tanger Factory Outlet Centers, Inc.	26,274
2,700	Goldman Sachs Group, Inc.	345,600	800	Taubman Centers, Inc.	40,000
4,400	Hartford Financial Services Group, Inc.	180,356	3,200	Travelers Companies, Inc.	144,640
1,400	Health Care Property Investors, Inc.	56,182	16,100	U.S. Bancorp	579,922
1,100	Health Care REIT, Inc.	58,553	1,000	UDR, Inc.	26,150
350	Healthcare Realty Trust, Inc.	10,202	1,600	Ventas, Inc.	79,072
400	Highwoods Properties, Inc.	14,224	1,450	Vornado Realty Trust	131,878
250	Home Properties, Inc.	14,488	16,100	Washington Federal, Inc.	297,045
3,800	Host Marriott Corporation	50,502	450	Weingarten Realty Investors	16,052
19,800	Hudson City Bancorp, Inc.	365,310	12,500	Wells Fargo & Company	469,125
800	Inland Real Estate Corporation	12,552		Total Financials	11,532,409
8,900	iShares S&P U.S. Preferred Stock
	Index Fund	251,425	Health Care (7.9%)
17,700	J.P. Morgan Chase & Company	826,591	10,300	Abbott Laboratories	593,074
350	Kilroy Realty Corporation	16,726	5,000	AstraZeneca plc ‡	219,400
2,350	Kimco Realty Corporation	86,809	3,700	Baxter International, Inc.	242,831
1,300	LaSalle Hotel Properties	30,316	15,800	Bristol-Myers Squibb Company ‡	329,430
600	Liberty Property Trust	22,590	6,200	Eli Lilly and Company	272,986
7,000	Lincoln National Corporation	299,670	7,700	Johnson & Johnson	533,456
800	Macerich Company	50,920	4,400	McKesson Corporation	236,764
500	Mack-Cali Realty Corporation	16,935	5,600	Medtronic, Inc.	280,560
3,000	Marshall & Ilsley Corporation	60,450	19,000	Pfizer, Inc.	350,360
5,000	Mercury General Corporation	273,750	6,200	Sanofi-Aventis ADR	203,794
450	Mid-America Apartment		9,100	Teva Pharmaceutical Industries,
	Communities, Inc.	22,113		Ltd. ADR	416,689
1,300	Mission West Properties, Inc.	12,662	7,700	Wyeth	284,438
1,600	Monmouth Real Estate			Total Health Care	3,963,782
	Investment Corporation	12,464
1,100	National Retail Properties, Inc.	26,345	Industrials (8.0%)
1,200	Nationwide Health Properties, Inc.	43,176	4,400	3M Company	300,564
23,900	Old Republic International Corporation	304,725	6,300	Caterpillar, Inc. ‡	375,480
1,000	Omega Healthcare Investors, Inc.	19,660	4,878	Courier Corporation	99,316
600	One Liberty Properties, Inc.	10,602	4,200	Danaher Corporation	291,480
15,900	People’s United Financial, Inc.	306,075	7,700	Emerson Electric Company ‡	314,083
250	Plum Creek Timber Company, Inc.	12,465	3,700	General Dynamics Corporation	272,394
21,000	PowerShares Preferred Portfolio	251,160	22,500	General Electric Company	573,750
2,500	ProLogis Trust	103,175	2,900	Honeywell International, Inc.	120,495
1,400	Public Storage, Inc.	138,614	11,100	Masco Corporation	199,134
900	Realty Income Corporation	23,040	8,200	Pitney Bowes, Inc.	272,732
800	Regency Centers Corporation	53,352	8,000	Republic Services, Inc.	239,840
900	Senior Housing Property Trust	21,447	8,000	Tyco International, Ltd.	280,160
2,600	Simon Property Group, Inc.	252,200	4,900	United Technologies Corporation	294,294
600	SL Green Realty Corporation	38,880	10,800	Waste Management, Inc.	340,092
				Total Industrials	3,973,814

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Equity Income Plus Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (82.2%)	Value	Shares	Common Stock (82.2%)	Value
Information Technology (7.3%)			Utilities (3.9%)
8,500	Accenture, Ltd.	$323,000	20,500	Atmos Energy Corporation ‡	$545,710
11,500	Automatic Data Processing, Inc. ‡	491,625	12,500	Black Hills Corporation ‡	388,375
9,000	Hewlett-Packard Company	416,160	1,500	FPL Group, Inc.	75,450
25,000	Intel Corporation	468,250	5,400	National Fuel Gas Company	227,772
5,300	International Business		19,600	PNM Resources, Inc.	200,704
	Machines Corporation	619,888	8,200	Progress Energy, Inc.	353,666
13,200	Microchip Technology, Inc.	388,476	4,000	Questar Corporation	163,680
14,900	Microsoft Corporation	397,681		Total Utilities	1,955,357
11,700	Nokia Oyj ADR	218,205
9,200	Paychex, Inc.	303,876		Total Common Stock
	Total Information Technology	3,627,161		(cost $45,298,368)	41,038,608

Materials (4.2%)
3,500	Air Products and Chemicals, Inc. ‡	239,715
4,300	Alcoa, Inc.	97,094	Shares	Preferred Stock (1.3%)	Value
8,200	Bemis Company, Inc.	214,184	1,700	Bank of America Corporation	$38,675
7,000	E.I. du Pont de Nemours and Company	282,100	6,500	MetLife, Inc.	100,880
2,100	Nucor Corporation	82,950	3,100	Prudential Financial, Inc.	70,215
4,400	Praxair, Inc.	315,656	6,000	US Bancorp	150,360
6,900	Valspar Corporation	153,801	1,565	Wachovia Corporation	13,068
2,300	Vulcan Materials Company	171,350	6,000	Wells Fargo Capital XIV #	150,600
30,800	Wausau-Mosinee Paper Corporation	312,004	5,995	Xcel Energy, Inc.	140,283
300	Weyerhaeuser Company	18,174		Total Preferred Stock
12,000	Worthington Industries, Inc.	179,280		(cost $764,861)	664,081
	Total Materials	2,066,308

Telecommunications Services (3.7%)
3,700	America Movil SA de CV ADR	171,532
28,700	AT&T, Inc. ‡	801,304
52,900	Qwest Communications
	International, Inc.	170,867
11,800	TW Telecom, Inc. #	122,602
11,000	Verizon Communications, Inc.	352,990
22,300	Windstream Corporation	243,962
	Total Telecommunications
	Services	1,863,257

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Equity Income Plus Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (0.9%)	Rate	Date	Value
$150,000	American International Group, Inc. ≤	8.175%	5/15/2038	$24,029
100,000	Bank of America Corporation	8.000	1/30/2018	79,187
100,000	Citigroup Capital XXI	8.300	12/21/2037	74,506
45,000	Citigroup, Inc.	8.400	4/30/2018	30,630
150,000	J.P. Morgan Chase & Company	7.900	4/30/2018	126,282
150,000	Wells Fargo Capital XIII	7.700	3/26/2013	130,802
	Total Long-Term Fixed Income (cost $707,003)			465,436

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (13.6%)	Rate (+)	Date	Value
$1,900,000	Federal Home Loan Bank Discount Notes	0.350%	10/15/2008	$1,899,741
600,000	Federal National Mortgage Association ‡	2.100	12/10/2008	597,083
4,289,877	Thrivent Money Market Portfolio	2.900	N/A	4,289,877
	Total Short-Term Investments (cost $6,787,197)			6,786,701
	Total Investments (cost $53,557,429) 98.0%			$48,954,826
	Other Assets and Liabilities, Net 2.0%			985,864
	Total Net Assets 100.0%			$49,940,690

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Equity Income Plus Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
S&P 500 Index Mini-Futures	89	December 2008	$5,460,445	$5,194,930	($265,515)
Total Futures					($265,515)

# Non-income producing security.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At September 30, 2008, $597,083 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $7,272,314 of investments were earmarked as collateral to cover open financial futures contracts.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Portfolio’s Board of Directors and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2008, the value of these investments was $24,029 or less than 0.1% of total net assets.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

ETF — Exchange Traded Fund.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,000,267
Gross unrealized depreciation	(5,602,870)
Net unrealized appreciation (depreciation)	($4,602,603)
Cost for federal income tax purposes	$53,557,429

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Balanced Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (61.4%)	Value	Shares	Common Stock (61.4%)	Value
Consumer Discretionary (5.2%)			8,900	Macy’s Group, Inc	$160,022
1,900	Abercrombie & Fitch Company	$74,955	6,200	Marriott International, Inc.	161,758
6,900	Amazon.com, Inc. #±	502,044	7,625	Mattel, Inc.	137,555
2,200	Apollo Group, Inc. #	130,460	24,100	McDonald’s Corporation	1,486,970
2,100	AutoNation, Inc. #*	23,604	6,800	McGraw-Hill Companies, Inc.	214,948
900	AutoZone, Inc. #	111,006	800	Meredith Corporation	22,440
5,500	Bed Bath & Beyond, Inc. #	172,755	2,200	New York Times Company *	31,438
7,175	Best Buy Company, Inc.	269,062	6,026	Newell Rubbermaid, Inc.	104,009
1,800	Big Lots, Inc. #	50,094	48,300	News Corporation	579,117
1,300	Black & Decker Corporation	78,975	8,300	NIKE, Inc.	555,270
9,300	Carnival Corporation	328,755	3,500	Nordstrom, Inc. *	100,870
14,162	CBS Corporation	206,482	5,300	Office Depot, Inc. #	30,846
2,600	Centex Corporation	42,120	6,900	Omnicom Group, Inc. *	266,064
7,200	Coach, Inc. #±	180,288	1,300	Polo Ralph Lauren Corporation	86,632
61,965	Comcast Corporation	1,216,373	4,500	Pulte Homes, Inc.	62,865
5,700	D.R. Horton, Inc.	74,214	2,900	RadioShack Corporation	50,112
3,100	Darden Restaurants, Inc.	88,753	2,000	Scripps Networks Interactive	72,620
1,100	Dillard’s, Inc.	12,980	1,180	Sears Holdings Corporation #*	110,330
12,200	DIRECTV Group, Inc. #*	319,274	2,200	Sherwin-Williams Company	125,752
6,000	Eastman Kodak Company *	92,280	1,300	Snap-On, Inc.	68,458
4,400	Expedia, Inc. #	66,484	1,700	Stanley Works	70,958
3,000	Family Dollar Stores, Inc.	71,100	15,100	Staples, Inc.	339,750
47,788	Ford Motor Company #*	248,498	15,400	Starbucks Corporation #	228,998
3,300	Fortune Brands, Inc.	189,288	4,000	Starwood Hotels & Resorts
3,400	GameStop Corporation	116,314		Worldwide, Inc.	112,560
4,800	Gannett Company, Inc. *	81,168	16,200	Target Corporation	794,610
10,000	Gap, Inc.	177,800	2,700	Tiffany & Company	95,904
11,900	General Motors Corporation *	112,455	75,950	Time Warner, Inc.	995,704
3,300	Genuine Parts Company	132,693	8,900	TJX Companies, Inc.	271,628
5,000	Goodyear Tire & Rubber Company #	76,550	1,900	VF Corporation	146,889
7,100	H&R Block, Inc.	160,105	13,062	Viacom, Inc. #	324,460
5,100	Harley-Davidson, Inc.	190,230	39,887	Walt Disney Company ±	1,224,132
1,200	Harman International Industries, Inc.	40,884	230	Washington Post Company	128,055
2,700	Hasbro, Inc. ±	93,744	1,658	Whirlpool Corporation	131,463
36,100	Home Depot, Inc.	934,629	3,632	Wyndham Worldwide Corporation	57,059
6,600	International Game Technology	113,388	9,920	Yum! Brands, Inc.	323,491
9,289	Interpublic Group of Companies, Inc. #*	71,990		Total Consumer Discretionary	18,440,354
4,800	J.C. Penney Company, Inc.
	(Holding Company)	160,032	Consumer Staples (7.5%)
12,700	Johnson Controls, Inc.	385,191	43,300	Altria Group, Inc. ±	859,072
1,700	Jones Apparel Group, Inc.	31,467	15,400	Anheuser-Busch Companies, Inc.	999,152
1,700	KB Home	33,456	13,741	Archer-Daniels-Midland Company *	301,065
6,600	Kohl’s Corporation #	304,128	9,100	Avon Products, Inc. ±	378,287
3,500	Leggett & Platt, Inc.	76,265	1,700	Brown-Forman Corporation	122,077
3,000	Lennar Corporation *	45,570	4,600	Campbell Soup Company	177,560
6,162	Limited Brands, Inc.	106,726	3,000	Clorox Company	188,070
2,000	Liz Claiborne, Inc.	32,860	42,500	Coca-Cola Company ±	2,247,400
31,200	Lowe’s Companies, Inc. *	739,128	6,600	Coca-Cola Enterprises, Inc.	110,682

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Balanced Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (61.4%)	Value	Shares	Common Stock (61.4%)	Value

Consumer Staples — continued			3,100	ENSCO International, Inc.	$178,653
10,900	Colgate-Palmolive Company	$821,315	5,400	EOG Resources, Inc.	483,084
9,400	ConAgra Foods, Inc.	182,924	110,872	Exxon Mobil Corporation	8,610,320
4,100	Constellation Brands, Inc. #	87,986	18,800	Halliburton Company	608,932
9,200	Costco Wholesale Corporation	597,356	6,100	Hess Corporation	500,688
30,605	CVS/Caremark Corporation ‡	1,030,164	15,122	Marathon Oil Corporation	602,914
3,200	Dean Foods Company #	74,752	1,900	Massey Energy Company	67,773
2,500	Estee Lauder Companies, Inc.	124,775	4,100	Murphy Oil Corporation	262,974
7,200	General Mills, Inc.	494,784	6,000	Nabors Industries, Ltd. #*	149,520
6,750	H.J. Heinz Company	336,892	9,000	National Oilwell Varco, Inc. #	452,070
3,600	Hershey Company	142,344	5,800	Noble Corporation	254,620
5,400	Kellogg Company	302,940	3,600	Noble Energy, Inc.	200,124
8,880	Kimberly-Clark Corporation	575,779	17,500	Occidental Petroleum Corporation	1,232,875
32,360	Kraft Foods, Inc.	1,059,790	5,900	Peabody Energy Corporation	265,500
13,900	Kroger Company	381,972	2,600	Pioneer Natural Resources Company	135,928
3,700	Lorillard, Inc.	263,255	3,400	Range Resources Corporation	145,758
2,700	McCormick & Company, Inc.	103,815	2,500	Rowan Companies, Inc.	76,375
3,300	Molson Coors Brewing Company	154,275	25,700	Schlumberger, Ltd.	2,006,913
2,800	Pepsi Bottling Group, Inc.	81,676	4,700	Smith International, Inc.	275,608
33,520	PepsiCo, Inc.	2,388,970	7,400	Southwestern Energy Company #	225,996
44,100	Philip Morris International, Inc.	2,121,210	13,021	Spectra Energy Corporation	309,900
64,792	Procter & Gamble Company	4,515,354	2,600	Sunoco, Inc. *	92,508
3,700	Reynolds American, Inc.	179,894	2,900	Tesoro Petroleum Corporation	47,821
9,200	Safeway, Inc.	218,224	6,760	Transocean, Inc. #	742,518
14,600	Sara Lee Corporation	184,398	11,100	Valero Energy Corporation	336,330
4,469	SUPERVALU, Inc.	96,977	14,400	Weatherford International, Ltd. #	362,016
12,700	SYSCO Corporation	391,541	12,200	Williams Companies, Inc.	288,530
6,100	Tyson Foods, Inc.	72,834	11,750	XTO Energy, Inc.	546,610
3,200	UST, Inc.	212,928		Total Energy	29,086,284
21,000	Walgreen Company	650,160
47,800	Wal-Mart Stores, Inc. ±	2,862,742	Financials (9.7%)
3,000	Whole Foods Market, Inc. *	60,090	10,100	AFLAC, Inc. ±	593,375
4,525	William Wrigley Jr. Company	359,285	11,396	Allstate Corporation ±	525,584
	Total Consumer Staples	26,514,766	4,500	American Capital, Ltd.	114,795
			24,700	American Express Company ±	875,121
Energy (8.2%)			55,302	American International Group, Inc.	184,156
9,936	Anadarko Petroleum Corporation ±	481,995	4,640	Ameriprise Financial, Inc.	177,248
7,068	Apache Corporation ±	737,051	5,950	Aon Corporation	267,512
6,620	Baker Hughes, Inc. ±	400,775	1,872	Apartment Investment &
6,000	BJ Services Company	114,780		Management Company *	65,557
2,300	Cabot Oil & Gas Corporation	83,122	2,600	Assurant, Inc.	143,000
4,600	Cameron International Corporation #	177,284	1,700	Avalonbay Communities, Inc.	167,314
11,200	Chesapeake Energy Corporation	401,632	97,402	Bank of America Corporation ‡	3,409,070
43,874	Chevron Corporation	3,618,728	24,401	Bank of New York Mellon
32,382	ConocoPhillips	2,371,982		Corporation ±	794,985
4,000	CONSOL Energy, Inc.	183,560	11,800	BB&T Corporation	446,040
9,500	Devon Energy Corporation ±	866,400	2,600	Boston Properties, Inc.	243,516
14,586	El Paso Corporation *	186,117	7,965	Capital One Financial Corporation	406,215
			3,600	CB Richard Ellis Group, Inc. #	48,132

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Balanced Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (61.4%)	Value	Shares	Common Stock (61.4%)	Value

Financials — continued			5,600	Principal Financial Group, Inc.	$243,544
19,825	Charles Schwab Corporation	$515,450	14,200	Progressive Corporation	247,080
7,700	Chubb Corporation	422,730	5,700	ProLogis Trust	235,239
3,551	Cincinnati Financial Corporation	100,990	9,200	Prudential Financial, Inc.	662,400
5,900	CIT Group, Inc. *	41,064	2,600	Public Storage, Inc.	257,426
115,989	Citigroup, Inc.	2,378,934	14,700	Regions Financial Corporation	141,120
1,500	CME Group, Inc. *	557,265	4,900	Simon Property Group, Inc.	475,300
3,300	Comerica, Inc.	108,207	9,900	SLM Corporation #	122,166
2,600	Developers Diversified		11,380	Sovereign Bancorp, Inc.	44,951
	Realty Corporation	82,394	9,300	State Street Corporation	528,984
10,095	Discover Financial Services	139,513	7,600	SunTrust Banks, Inc. *	341,924
10,500	E*TRADE Financial Corporation #*	29,400	5,600	T. Rowe Price Group, Inc.	300,776
5,800	Equity Residential REIT ±	257,578	1,800	Torchmark Corporation	107,640
1,900	Federated Investors, Inc.	54,777	12,525	Travelers Companies, Inc.	566,130
12,116	Fifth Third Bancorp *	144,180	37,021	U.S. Bancorp ±	1,333,496
4,028	First Horizon National Corporation	38,266	7,158	UnumProvident Corporation	179,666
3,200	Franklin Resources, Inc.	282,016	3,000	Vornado Realty Trust	272,850
4,800	General Growth Properties, Inc.	72,480	46,023	Wachovia Corporation	161,080
8,600	Genworth Financial, Inc.	74,046	70,520	Wells Fargo & Company	2,646,616
9,200	Goldman Sachs Group, Inc.	1,177,600	6,500	XL Capital, Ltd. *	116,610
6,500	Hartford Financial Services Group, Inc.	266,435	2,500	Zions Bancorporation *	96,750
5,400	Health Care Property Investors, Inc.	216,702		Total Financials	34,483,744
10,500	Host Marriott Corporation	139,545
10,700	Hudson City Bancorp, Inc.	197,415	Health Care (8.0%)
7,416	Huntington Bancshares, Inc. *	59,254	33,000	Abbott Laboratories ±	1,900,140
1,700	IntercontinentalExchange, Inc. #	137,156	10,156	Aetna, Inc. ±	366,733
8,200	Invesco, Ltd.	172,036	6,500	Allergan, Inc. ±	334,750
79,724	J.P. Morgan Chase & Company	3,723,111	3,400	AmerisourceBergen Corporation	128,010
3,500	Janus Capital Group, Inc.	84,980	22,552	Amgen, Inc. #±	1,336,657
10,200	KeyCorp	121,788	3,700	Applied Biosystems, Inc.	126,725
4,800	Kimco Realty Corporation	177,312	2,400	Barr Pharmaceuticals, Inc. #	156,720
3,100	Legg Mason, Inc.	117,986	13,500	Baxter International, Inc. ±	886,005
3,700	Leucadia National Corporation	168,128	5,300	Becton, Dickinson and Company	425,378
5,511	Lincoln National Corporation	235,926	6,130	Biogen Idec, Inc. #	308,278
7,700	Loews Corporation	304,073	31,750	Boston Scientific Corporation #	389,572
1,700	M&T Bank Corporation	151,725	42,000	Bristol-Myers Squibb Company ±	875,700
10,900	Marsh & McLennan Companies, Inc.	346,184	2,200	C.R. Bard, Inc. ±	208,714
5,500	Marshall & Ilsley Corporation *	110,825	7,675	Cardinal Health, Inc.	378,224
4,200	MBIA, Inc. *	49,980	9,800	Celgene Corporation #	620,144
32,800	Merrill Lynch & Company, Inc.	829,840	5,900	CIGNA Corporation ±	200,482
14,666	MetLife, Inc. *	821,296	3,250	Coventry Health Care, Inc. #	105,788
2,500	MGIC Investment Corporation	17,575	10,815	Covidien, Ltd.	581,414
4,300	Moody’s Corporation *	146,200	2,300	DaVita, Inc. #	131,123
23,590	Morgan Stanley	542,570	21,400	Eli Lilly and Company	942,242
15,400	National City Corporation *	26,950	5,200	Express Scripts, Inc. #	383,864
4,700	Northern Trust Corporation ±	339,340	6,500	Forest Laboratories, Inc. #	183,820
5,600	NYSE Euronext	219,408	5,700	Genzyme Corporation #	461,073
3,600	Plum Creek Timber Company, Inc.	179,496	19,600	Gilead Sciences, Inc. #	893,368
7,500	PNC Financial Services Group, Inc.	560,250	3,430	Hospira, Inc. #	131,026

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Balanced Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (61.4%)	Value	Shares	Common Stock (61.4%)	Value

Health Care — continued			2,700	Equifax, Inc. ±	$93,015
3,700	Humana, Inc. #	$152,440	4,500	Expeditors International
3,800	IMS Health, Inc.	71,858		of Washington, Inc. *	156,780
900	Intuitive Surgical, Inc.	216,882	2,800	Fastenal Company *	138,292
59,706	Johnson & Johnson	4,136,432	6,740	FedEx Corporation	532,730
5,033	King Pharmaceuticals, Inc. #	48,216	3,900	Fluor Corporation	217,230
2,400	Laboratory Corporation		8,400	General Dynamics Corporation	618,408
	of America Holdings #	166,800	212,200	General Electric Company ‡	5,411,100
5,980	McKesson Corporation	321,784	2,700	Goodrich Corporation	112,320
10,810	Medco Health Solutions, Inc. #	486,450	15,737	Honeywell International, Inc.	653,872
24,100	Medtronic, Inc.	1,207,410	8,600	Illinois Tool Works, Inc.	382,270
45,700	Merck & Company, Inc.	1,442,292	6,843	Ingersoll-Rand Company	213,296
1,200	Millipore Corporation #	82,560	3,800	ITT Corporation	211,318
6,300	Mylan Laboratories, Inc. #*	71,946	2,700	Jacobs Engineering Group, Inc.	146,637
1,900	Patterson Companies, Inc. #	57,779	2,600	L-3 Communications Holdings, Inc.	255,632
2,500	PerkinElmer, Inc.	62,425	7,200	Lockheed Martin Corporation	789,624
143,751	Pfizer, Inc.	2,650,768	2,700	Manitowoc Company, Inc.	41,985
3,400	Quest Diagnostics, Inc.	175,678	7,400	Masco Corporation *	132,756
34,700	Schering-Plough Corporation	640,909	2,600	Monster Worldwide, Inc. #	38,766
7,380	St. Jude Medical, Inc. #	320,956	8,100	Norfolk Southern Corporation	536,301
5,200	Stryker Corporation	323,960	7,306	Northrop Grumman Corporation	442,305
8,250	Tenet Healthcare Corporation #	45,788	7,850	PACCAR, Inc.	299,792
8,900	Thermo Fisher Scientific, Inc. #	489,500	2,600	Pall Corporation	89,414
26,000	UnitedHealth Group, Inc.	660,140	3,650	Parker-Hannifin Corporation	193,450
2,700	Varian Medical Systems, Inc. #	154,251	4,500	Pitney Bowes, Inc.	149,670
2,200	Waters Corporation #	127,996	2,900	Precision Castparts Corporation	228,462
2,200	Watson Pharmaceuticals, Inc. #	62,700	4,400	R.R. Donnelley & Sons Company	107,932
10,900	WellPoint, Inc. #	509,793	9,000	Raytheon Company	481,590
28,500	Wyeth	1,052,790	3,300	Robert Half International, Inc.	81,675
4,890	Zimmer Holdings, Inc. #	315,698	3,200	Rockwell Automation, Inc.	119,488
	Total Health Care	28,512,151	3,500	Rockwell Collins, Inc.	168,315
			1,300	Ryder System, Inc.	80,600
Industrials (6.8%)			15,380	Southwest Airlines Company	223,164
15,000	3M Company	1,024,650	2,100	Terex Corporation #	64,092
6,900	Allied Waste Industries, Inc. #	76,659	5,400	Textron, Inc.	158,112
2,300	Avery Dennison Corporation	102,304	10,215	Tyco International, Ltd.	357,729
15,828	Boeing Company ±	907,736	10,900	Union Pacific Corporation	775,644
6,092	Burlington Northern		21,600	United Parcel Service, Inc.	1,358,424
	Santa Fe Corporation	563,084	20,600	United Technologies Corporation	1,237,236
3,700	C.H. Robinson Worldwide, Inc.	188,552	1,400	W.W. Grainger, Inc.	121,758
13,100	Caterpillar, Inc.	780,760	10,430	Waste Management, Inc.	328,441
2,700	Cintas Corporation	77,517		Total Industrials	24,166,979
3,800	Cooper Industries, Ltd.	151,810
8,800	CSX Corporation	480,216	Information Technology (9.8%)
4,400	Cummins, Inc.	192,368	11,400	Adobe Systems, Inc. #±	449,958
5,400	Danaher Corporation	374,760	12,500	Advanced Micro Devices, Inc. #*	65,625
9,200	Deere & Company	455,400	2,100	Affiliated Computer Services, Inc. #±	106,323
4,100	Dover Corporation	166,255	7,563	Agilent Technologies, Inc. #	224,319
3,600	Eaton Corporation	202,248	3,600	Akamai Technologies, Inc. #*	62,784
16,500	Emerson Electric Company	673,035	6,300	Altera Corporation	130,284

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Balanced Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (61.4%)	Value	Shares	Common Stock (61.4%)	Value
Information Technology — continued			6,900	NETAPP, Inc. #	$125,787
4,200	Amphenol Corporation	$168,588	6,600	Novell, Inc. #	33,924
6,300	Analog Devices, Inc.	166,005	2,000	Novellus Systems, Inc. #	39,280
19,000	Apple Computer, Inc. #±	2,159,540	11,750	NVIDIA Corporation #	125,842
27,800	Applied Materials, Inc. ±	420,614	83,259	Oracle Corporation #	1,690,990
4,900	Autodesk, Inc. #±	164,395	6,950	Paychex, Inc.	229,558
10,700	Automatic Data Processing, Inc. ±	457,425	2,700	QLogic Corporation #	41,472
4,100	BMC Software, Inc. #±	117,383	35,100	QUALCOMM, Inc.	1,508,247
9,350	Broadcom Corporation #	174,190	2,300	Salesforce.com, Inc. #	111,320
8,175	CA, Inc.	163,173	4,800	SanDisk Corporation #	93,840
1,814	CIENA Corporation #	18,285	15,775	Sun Microsystems, Inc. #	119,890
125,900	Cisco Systems, Inc. #±	2,840,304	17,672	Symantec Corporation #	346,018
3,900	Citrix Systems, Inc. #	98,514	7,100	Tellabs, Inc. #	28,826
6,200	Cognizant Technology		3,800	Teradata Corporation #	74,100
	Solutions Corporation #	141,546	3,100	Teradyne, Inc. #	24,211
3,300	Computer Sciences Corporation #	132,429	27,900	Texas Instruments, Inc.	599,850
5,000	Compuware Corporation #	48,450	4,100	Total System Services, Inc.	67,240
2,300	Convergys Corporation #	33,994	10,015	Tyco Electronics, Ltd.	277,015
33,500	Corning, Inc.	523,940	6,400	Unisys Corporation #	17,600
37,000	Dell, Inc. #±	609,760	4,200	VeriSign, Inc. #	109,536
23,300	eBay, Inc. #	521,454	15,462	Western Union Company	381,448
6,900	Electronic Arts, Inc. #	255,231	18,000	Xerox Corporation	207,540
43,824	EMC Corporation #	524,135	6,000	Xilinx, Inc.	140,700
4,000	Fidelity National Information		29,600	Yahoo!, Inc. #	512,080
	Services, Inc.	73,840		Total Information Technology	34,671,733
3,450	Fiserv, Inc. #	163,254
5,200	Google, Inc. #	2,082,704	Materials (2.1%)
2,900	Harris Corporation	133,980	4,600	Air Products and Chemicals, Inc.	315,054
52,361	Hewlett-Packard Company	2,421,173	2,500	AK Steel Holding Corporation	64,800
119,600	Intel Corporation	2,240,108	17,264	Alcoa, Inc. ±	389,821
29,000	International Business		2,181	Allegheny Technologies, Inc.	64,449
	Machines Corporation	3,391,840	1,300	Ashland, Inc.	38,012
6,800	Intuit, Inc. #	214,948	2,100	Ball Corporation	82,929
4,300	Jabil Circuit, Inc.	41,022	2,000	Bemis Company, Inc.	52,240
4,300	JDS Uniphase Corporation #	36,378	1,300	CF Industries Holdings, Inc.	118,898
11,600	Juniper Networks, Inc. #	244,412	19,577	Dow Chemical Company ±	622,157
3,800	KLA-Tencor Corporation	120,270	19,319	E.I. du Pont de Nemours and Company	778,556
1,800	Lexmark International, Inc. #	58,626	1,700	Eastman Chemical Company	93,075
4,800	Linear Technology Corporation	147,168	3,700	Ecolab, Inc.	179,524
12,900	LSI Corporation #	69,144	8,144	Freeport-McMoRan Copper & Gold, Inc.	462,986
1,600	MasterCard, Inc.	283,728	2,500	Hercules, Inc. ±	49,475
4,800	MEMC Electronic Materials, Inc. #	135,648	1,700	International Flavors & Fragrances, Inc.	67,082
4,000	Microchip Technology, Inc. *	117,720	9,021	International Paper Company	236,170
15,500	Micron Technology, Inc. #*	62,775	3,380	MeadWestvaco Corporation	78,788
167,600	Microsoft Corporation ±	4,473,244	11,766	Monsanto Company	1,164,599
2,950	Molex, Inc.	66,228	9,817	Newmont Mining Corporation	380,507
47,821	Motorola, Inc.	341,442	6,800	Nucor Corporation	268,600
3,900	National Semiconductor Corporation	67,119	2,700	Pactiv Corporation #	67,041

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Balanced Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (61.4%)	Value	Shares	Common Stock (61.4%)	Value
Materials — continued			5,900	Consolidated Edison, Inc.	$253,464
3,600	PPG Industries, Inc.	$209,952	3,700	Constellation Energy Group, Inc.	89,910
6,800	Praxair, Inc.	487,832	12,230	Dominion Resources, Inc. *	523,199
2,711	Rohm and Haas Company	189,770	3,300	DTE Energy Company	131,835
3,328	Sealed Air Corporation	73,183	26,342	Duke Energy Corporation	459,141
2,600	Sigma-Aldrich Corporation	136,292	9,009	Dynegy, Inc. #	32,252
1,700	Titanium Metals Corporation	19,278	6,900	Edison International, Inc.	275,310
2,600	United States Steel Corporation	201,786	4,100	Entergy Corporation ±	364,941
2,300	Vulcan Materials Company *	171,350	13,974	Exelon Corporation ±	875,052
4,600	Weyerhaeuser Company	278,668	6,600	FirstEnergy Corporation	442,134
	Total Materials	7,342,874	8,800	FPL Group, Inc.	442,640
			1,707	Integrys Energy Group, Inc.	85,248
Telecommunications Services (1.9%)			1,000	Nicor, Inc. *	44,350
8,500	American Tower Corporation #±	305,745	5,934	NiSource, Inc.	87,586
125,579	AT&T, Inc. ±	3,506,166	4,000	Pepco Holdings, Inc.	91,640
2,150	CenturyTel, Inc.	78,798	7,600	PG&E Corporation	284,620
3,098	Embarq Corporation	125,624	2,200	Pinnacle West Capital Corporation	75,702
6,800	Frontier Communications Corporation	78,200	7,800	PPL Corporation	288,756
30,618	Qwest Communications		5,691	Progress Energy, Inc.	245,453
	International, Inc. *	98,896	10,800	Public Service Enterprise Group, Inc.	354,132
60,269	Sprint Nextel Corporation	367,641	3,800	Questar Corporation	155,496
60,570	Verizon Communications, Inc.	1,943,691	5,187	Sempra Energy	261,788
7,917	Windstream Corporation	86,612	16,400	Southern Company	618,116
	Total Telecommunications		4,600	TECO Energy, Inc.	72,358
	Services	6,591,373	8,910	Xcel Energy, Inc. *	178,111
				Total Utilities	7,643,466
Utilities (2.2%)
13,700	AES Corporation #	160,153		Total Common Stock
3,700	Allegheny Energy, Inc. ±	136,049		(cost $193,417,931)	217,453,724
4,300	Ameren Corporation	167,829
8,540	American Electric Power Company, Inc.	316,663
5,724	CenterPoint Energy, Inc.	83,399
3,700	CMS Energy Corporation	46,139

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Balanced Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (40.6%)	Rate	Date	Value
Asset-Backed Securities (3.9%)
$1,682,165	Americredit Automobile Receivables Trust ±†«	2.567%	10/6/2008	$1,574,510
794,592	Bear Stearns Mortgage Funding Trust †	3.347	10/27/2008	164,110
1,376,105	Countrywide Asset-Backed Certificates ±«	5.549	4/25/2036	1,250,374
750,000	Countrywide Home Loans Asset-Backed Securities «	6.085	6/25/2021	312,511
1,163,136	Credit Based Asset Servicing and Securitization, LLC †	3.317	10/27/2008	1,136,674
838,430	Credit Based Asset Servicing and Securitization, LLC	5.501	12/25/2036	762,718
1,000,000	Discover Card Master Trust	5.650	3/16/2020	866,743
892,980	First Franklin Mortgage Loan Asset-Backed Certificates †	3.317	10/27/2008	869,004
719,421	First Horizon ABS Trust †«	3.337	10/27/2008	502,146
1,199,795	First Horizon ABS Trust †«	3.367	10/27/2008	598,293
1,500,000	Ford Credit Floor Plan Master Owner Trust †	2.667	10/15/2008	1,490,404
1,371,757	GMAC Mortgage Corporation Loan Trust †«	3.277	10/27/2008	864,118
2,227,614	GMAC Mortgage Corporation Loan Trust †«	3.387	10/27/2008	1,238,066
918,873	IndyMac Seconds Asset-Backed Trust †«	3.377	10/27/2008	427,095
508,375	Residential Funding Mortgage Securities II †«	3.337	10/27/2008	478,288
294,478	SLM Student Loan Trust †	2.810	10/27/2008	293,503
1,279,034	Wachovia Asset Securitization, Inc. †≤«	3.347	10/27/2008	818,431
	Total Asset-Backed Securities			13,646,988

Basic Materials (<0.1%)
225,000	Alcan, Inc. ±	6.125	12/15/2033	185,802
	Total Basic Materials			185,802

Capital Goods (0.4%)
800,000	General Electric Company	5.000	2/1/2013	736,814
300,000	John Deere Capital Corporation	7.000	3/15/2012	314,736
225,000	United Technologies Corporation	6.050	6/1/2036	209,696
	Total Capital Goods			1,261,246

Collateralized Mortgage Obligations (1.9%)
1,616,913	Chase Mortgage Finance Corporation	4.571	2/25/2037	1,445,678
1,602,018	J.P. Morgan Mortgage Trust	5.004	7/25/2035	1,496,992
1,295,103	Merrill Lynch Mortgage Investors, Inc.	4.871	6/25/2035	1,182,462
1,321,191	Thornburg Mortgage Securities Trust †	3.297	10/27/2008	1,313,286
632,778	Thornburg Mortgage Securities Trust †	3.317	10/27/2008	606,724
772,764	Zuni Mortgage Loan Trust †	3.337	10/27/2008	744,791
	Total Collateralized Mortgage Obligations			6,789,933

Commercial Mortgage-Backed Securities (3.7%)
1,000,000	Banc of America Commercial Mortgage, Inc. ±	5.118	7/11/2043	961,499
2,500,000	Bear Stearns Commercial Mortgage Securities, Inc. ±†≤	2.637	10/15/2008	2,328,940
700,000	Bear Stearns Commercial Mortgage Securities, Inc.	5.835	9/11/2042	539,815
16,435	Citigroup Commercial Mortgage Trust †≤	2.557	10/15/2008	15,518
75,055	Commercial Mortgage Pass-Through Certificates †≤	2.587	10/15/2008	71,391
2,000,000	Commercial Mortgage Pass-Through Certificates †≤	2.617	10/15/2008	1,773,614
500,000	Credit Suisse First Boston Mortgage Securities Corporation	4.829	11/15/2037	452,795
2,000,000	Credit Suisse Mortgage Capital Certificates †≤	2.657	10/15/2008	1,832,620

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Balanced Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (40.6%)	Rate	Date	Value
Commercial Mortgage-Backed Securities — continued
$200,000	General Electric Commercial Mortgage Corporation	4.641%	9/10/2013	$188,303
1,500,000	GMAC Commercial Mortgage Securities, Inc.	4.547	12/10/2041	1,412,836
1,000,000	Greenwich Capital Commercial Funding Corporation	5.317	6/10/2036	942,121
1,000,000	GS Mortgage Securities Corporation II †≤	2.617	10/6/2008	896,531
400,000	J.P. Morgan Chase Commercial Mortgage Securities Corporation	4.654	1/12/2037	374,021
1,500,000	J.P. Morgan Chase Commercial Mortgage Securities Corporation	5.336	5/15/2047	1,290,915
41,983	LB-UBS Commercial Mortgage Trust	3.086	5/15/2027	41,823
	Total Commercial Mortgage-Backed Securities			13,122,742

Communications Services (0.8%)
200,000	AT&T, Inc.	6.400	5/15/2038	167,844
225,000	British Telecom plc	9.12	12/15/2030	224,457
450,000	Cingular Wireless, Inc.	6.500	12/15/2011	458,032
115,000	Cox Communications, Inc. ≤	6.450	12/1/2036	96,820
225,000	France Telecom SA	7.750	3/1/2011	236,135
225,000	News America, Inc.	6.400	12/15/2035	189,007
225,000	SBC Communications, Inc.	5.875	2/1/2012	224,971
550,000	Telecom Italia Capital SA	5.250	11/15/2013	487,954
425,000	Tele-Communications, Inc. (TCI Group)	7.875	8/1/2013	441,646
200,000	Time Warner Cable, Inc.	7.300	7/1/2038	177,912
	Total Communications Services			2,704,778

Consumer Cyclical (0.5%)
325,000	AOL Time Warner, Inc. ±	6.875	5/1/2012	322,236
500,000	Johnson Controls, Inc.	7.125	7/15/2017	519,579
450,000	Wal-Mart Stores, Inc.	7.550	2/15/2030	488,140
500,000	Walt Disney Company	5.625	9/15/2016	494,291
	Total Consumer Cyclical			1,824,246

Consumer Non-Cyclical (0.8%)
225,000	Boston Scientific Corporation	7.000	11/15/2035	200,250
800,000	Bunge Limited Finance Corporation	5.350	4/15/2014	748,753
425,000	Coca-Cola HBC Finance BV	5.125	9/17/2013	419,060
200,000	GlaxoSmithKline Capital, Inc.	6.375	5/15/2038	187,758
400,000	Kellogg Company	4.250	3/6/2013	385,902
200,000	Philip Morris International, Inc.	6.375	5/16/2038	175,927
500,000	WellPoint, Inc.	5.000	12/15/2014	457,022
450,000	Wyeth	6.000	2/15/2036	419,187
	Total Consumer Non-Cyclical			2,993,859

Energy (0.2%)
500,000	Burlington Resources, Inc.	6.500	12/1/2011	520,638
200,000	Petro-Canada	6.800	5/15/2038	158,446
	Total Energy			679,084

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Balanced Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (40.6%)	Rate	Date	Value
Financials (2.9%)
$450,000	Allstate Corporation ±	5.000%	8/15/2014	$425,101
225,000	BAC Capital Trust XI	6.625	5/23/2036	173,977
675,000	Bank of America Corporation ±	4.750	8/15/2013	587,499
1,350,000	Bank One Corporation ±	5.900	11/15/2011	1,317,762
700,000	BB&T Corporation	6.500	8/1/2011	682,762
900,000	BNP Paribas SA ±≤	5.186	6/29/2015	689,412
400,000	Chubb Corporation	6.500	5/15/2038	361,806
300,000	CIGNA Corporation	6.350	3/15/2018	285,243
650,000	CIT Group, Inc.	4.750	12/15/2010	423,311
225,000	General Electric Capital Corporation	5.875	1/14/2038	165,881
675,000	Goldman Sachs Group, Inc.	6.600	1/15/2012	629,227
500,000	HSBC Finance Corporation	5.000	6/30/2015	446,332
200,000	HSBC Holdings plc	6.800	6/1/2038	169,356
450,000	Merrill Lynch & Company, Inc.	5.000	2/3/2014	374,475
350,000	MetLife, Inc.	5.000	6/15/2015	319,272
1,222,920	Preferred Term Securities XXIII, Ltd. †≤ ƒ	3.019	12/22/2008	790,312
425,000	ProLogis Trust	5.500	3/1/2013	397,366
500,000	Prudential Financial, Inc.	4.750	6/13/2015	445,017
225,000	Prudential Financial, Inc.	5.700	12/14/2036	166,186
450,000	Student Loan Marketing Corporation	4.000	1/15/2010	353,250
450,000	Union Planters Corporation	4.375	12/1/2010	410,324
425,000	Wachovia Bank NA	4.875	2/1/2015	251,913
500,000	Washington Mutual Bank FA *	5.500	1/15/2013	625
300,000	WEA Finance, LLC ≤	7.125	4/15/2018	269,701
	Total Financials			10,136,110

Foreign (1.1%)
300,000	Codelco, Inc. ≤	6.375	11/30/2012	309,432
400,000	Kreditanstalt fuer Wiederaufbau	3.750	6/27/2011	407,444
95,000	Pemex Project Funding Master Trust	9.125	10/13/2010	101,650
500,000	Province of Newfoundland	8.650	10/22/2022	704,128
600,000	Province of Quebec	4.875	5/5/2014	618,276
750,000	Republic of Italy	4.375	6/15/2013	770,775
900,000	United Mexican States *	5.625	1/15/2017	878,850
	Total Foreign			3,790,555

Mortgage-Backed Securities (13.2%)
2,098	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.500	4/1/2009	2,106
5,070	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	7.500	8/1/2010	5,249
23,873	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	7.000	2/1/2011	24,764
16,965	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.000	5/1/2012	17,276
3,457	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	8.000	6/1/2012	3,661
6,765	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	7.000	8/1/2012	7,124

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Balanced Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (40.6%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$13,643	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.500%	11/1/2012	$14,135
12,567	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.500	8/1/2013	13,020
50,271	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.000	2/1/2014	51,196
87,409	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	5.500	4/1/2014	88,735
51,006	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.000	4/1/2014	51,943
36,462	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.000	4/1/2014	37,133
38,238	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.500	6/1/2014	39,617
32,490	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	7.500	9/1/2014	34,193
1,007,026	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	5.500	12/1/2017	1,023,557
20,534	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	4/1/2024	21,316
43,058	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	9.000	11/1/2024	47,949
2,293	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	9.000	4/1/2025	2,551
3,583	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	9/1/2025	3,783
5,423	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	8.500	9/1/2025	6,010
4,279	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	8.000	1/1/2026	4,648
3,337	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	5/1/2026	3,459
9,981	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	5/1/2026	10,537
18,178	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	7/1/2026	18,555
1,325	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	7/1/2026	1,440
1,026	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	8/1/2026	1,115
3,232	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	8.000	11/1/2026	3,506
3,740	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	1/1/2027	4,065
9,412	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	2/1/2027	9,750
10,588	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	2/1/2027	11,174
19,320	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	8.000	3/1/2027	20,958

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Balanced Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (40.6%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$7,328	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500%	4/1/2027	$7,962
2,084	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	5/1/2027	2,199
17,657	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	8.000	6/1/2027	19,153
7,141	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	8.500	7/1/2027	7,915
7,830	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	9/1/2027	8,263
12,717	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	8.000	10/1/2027	13,794
10,732	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	11/1/2027	11,660
4,693	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	12/1/2027	4,862
3,445	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	12/1/2027	3,743
47,655	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	6/1/2028	49,365
21,186	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	10/1/2028	22,355
63,711	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	11/1/2028	65,997
2,260	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	1/1/2029	2,341
76,980	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	3/1/2029	78,481
38,490	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	4/1/2029	39,847
69,732	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	5/1/2029	71,092
77,158	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	5/1/2029	81,248
30,812	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	7/1/2029	31,899
19,795	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	8/1/2029	20,493
11,826	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	9/1/2029	12,453
15,794	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	10/1/2029	16,631
9,590	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	11/1/2029	10,406
9,253	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	1/1/2030	9,737
33,678	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	1/1/2030	36,476
10,002	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	8.000	8/1/2030	10,848

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Balanced Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (40.6%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$50,239	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000%	3/1/2031	$51,156
201,708	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	6/1/2031	205,388
154,379	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	1/1/2032	157,196
652,045	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	10/1/2032	663,535
3,500,000	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through §	5.000	10/1/2038	3,409,217
4,050,000	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through §	6.000	10/1/2038	4,099,361
646	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	9.000	4/1/2010	682
1,515	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	9.000	4/1/2010	1,600
1,231	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.000	2/1/2011	1,256
5,079	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	8.000	5/1/2011	5,325
6,965	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	7.000	6/1/2011	7,279
2,146	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500	7/1/2011	2,226
2,218	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	7.500	7/1/2011	2,301
22,159	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500	5/1/2012	22,998
3,941	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500	7/1/2012	4,090
23,547	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	7.000	10/1/2012	24,690
4,962	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	7.000	12/1/2012	5,202
18,093	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500	6/1/2013	18,787
43,597	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.000	11/1/2013	44,626
87,005	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	5.500	12/1/2013	88,623
35,258	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.000	12/1/2013	36,042
18,863	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	7.500	4/1/2015	19,786
8,950,000	Federal National Mortgage Association Conventional
	15-Yr. Pass Through §	5.000	10/1/2023	8,885,667
6,449	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	10.500	8/1/2020	7,496
5,982	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	9.500	4/1/2025	6,707

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Balanced Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (40.6%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$1,092	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500%	9/1/2025	$1,184
4,254	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.500	11/1/2025	4,678
2,553	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	1/1/2026	2,697
10,358	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	2/1/2026	10,735
4,684	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	3/1/2026	4,947
7,686	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	4/1/2026	7,966
1,604	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.500	5/1/2026	1,764
2,800	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	7/1/2026	3,036
17,013	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	8/1/2026	18,442
1,948	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	8/1/2026	2,122
10,010	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	11/1/2026	10,574
3,085	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	11/1/2026	3,360
665	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	12/1/2026	720
1,989	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	2/1/2027	2,156
6,706	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	3/1/2027	7,083
6,142	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	5/1/2027	6,655
9,899	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	7/1/2027	10,253
10,300	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	7/1/2027	10,878
6,341	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	8/1/2027	6,871
40,316	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	9/1/2027	43,903
12,214	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	10/1/2027	12,899
38,246	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	12/1/2027	41,441
6,897	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	12/1/2027	7,511
18,641	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	2/1/2028	19,308

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Balanced Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (40.6%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$10,530	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000%	2/1/2028	$11,120
115,429	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	7/1/2028	119,555
32,866	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	8/1/2028	34,581
21,108	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	11/1/2028	21,863
48,656	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	11/1/2028	50,395
2,517	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	11/1/2028	2,648
124,089	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	12/1/2028	126,742
35,936	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	12/1/2028	37,812
42,188	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	3/1/2029	43,037
57,547	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	6/1/2029	59,568
80,199	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	7/1/2029	81,813
22,077	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	7/1/2029	22,853
68,247	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	8/1/2029	73,854
79,458	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	11/1/2029	81,057
21,738	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	11/1/2029	22,860
29,671	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	11/1/2029	31,203
21,346	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.500	4/1/2030	23,518
12,218	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	8/1/2030	13,198
129,220	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	7/1/2031	133,637
55,210	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	10/1/2031	57,097
65,189	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	12/1/2031	67,418
82,295	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	5/1/2032	85,031
456,367	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	7/1/2032	471,540
23,400,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	5.500	10/1/2038	23,334,202

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Balanced Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (40.6%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$924	Government National Mortgage Association
	15-Yr. Pass Through	6.500%	5/15/2009	$946
10,178	Government National Mortgage Association
	15-Yr. Pass Through	6.000	4/15/2011	10,509
1,778	Government National Mortgage Association
	15-Yr. Pass Through	6.500	6/15/2011	1,854
2,095	Government National Mortgage Association
	15-Yr. Pass Through	7.500	7/15/2011	2,189
8,247	Government National Mortgage Association
	15-Yr. Pass Through	7.000	4/15/2012	8,695
70,141	Government National Mortgage Association
	15-Yr. Pass Through	6.000	7/15/2014	72,498
4,116	Government National Mortgage Association
	30-Yr. Pass Through	9.500	12/15/2024	4,631
7,008	Government National Mortgage Association
	30-Yr. Pass Through	9.500	1/15/2025	7,889
34,857	Government National Mortgage Association
	30-Yr. Pass Through	9.000	3/15/2025	38,413
2,882	Government National Mortgage Association
	30-Yr. Pass Through	7.500	8/15/2025	3,114
18,214	Government National Mortgage Association
	30-Yr. Pass Through	7.000	1/15/2026	19,238
14,385	Government National Mortgage Association
	30-Yr. Pass Through	7.000	1/15/2026	15,194
4,379	Government National Mortgage Association
	30-Yr. Pass Through	6.500	3/15/2026	4,513
11,850	Government National Mortgage Association
	30-Yr. Pass Through	7.000	4/15/2026	12,516
6,564	Government National Mortgage Association
	30-Yr. Pass Through	8.000	4/15/2026	7,205
19,007	Government National Mortgage Association
	30-Yr. Pass Through	6.000	5/15/2026	19,388
6,432	Government National Mortgage Association
	30-Yr. Pass Through	7.000	5/15/2026	6,794
5,922	Government National Mortgage Association
	30-Yr. Pass Through	7.500	5/15/2026	6,395
26,443	Government National Mortgage Association
	30-Yr. Pass Through	7.000	6/15/2026	27,931
7,332	Government National Mortgage Association
	30-Yr. Pass Through	8.500	6/15/2026	8,081
2,690	Government National Mortgage Association
	30-Yr. Pass Through	8.500	7/15/2026	2,964
18,772	Government National Mortgage Association
	30-Yr. Pass Through	8.000	9/15/2026	20,605
5,705	Government National Mortgage Association
	30-Yr. Pass Through	7.500	10/15/2026	6,161
2,906	Government National Mortgage Association
	30-Yr. Pass Through	8.000	11/15/2026	3,190

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Balanced Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (40.6%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$3,006	Government National Mortgage Association
	30-Yr. Pass Through	8.500%	11/15/2026	$3,313
3,576	Government National Mortgage Association
	30-Yr. Pass Through	9.000	12/15/2026	3,942
29,897	Government National Mortgage Association
	30-Yr. Pass Through	7.500	4/15/2027	32,275
7,047	Government National Mortgage Association
	30-Yr. Pass Through	8.000	6/20/2027	7,705
1,979	Government National Mortgage Association
	30-Yr. Pass Through	8.000	8/15/2027	2,172
76,688	Government National Mortgage Association
	30-Yr. Pass Through	6.500	10/15/2027	79,034
29,193	Government National Mortgage Association
	30-Yr. Pass Through	7.000	10/15/2027	30,813
3,283	Government National Mortgage Association
	30-Yr. Pass Through	7.000	11/15/2027	3,466
38,745	Government National Mortgage Association
	30-Yr. Pass Through	7.000	11/15/2027	40,894
92,443	Government National Mortgage Association
	30-Yr. Pass Through	7.000	7/15/2028	97,470
17,321	Government National Mortgage Association
	30-Yr. Pass Through	7.500	7/15/2028	18,689
94,449	Government National Mortgage Association
	30-Yr. Pass Through	6.500	9/15/2028	97,337
89,295	Government National Mortgage Association
	30-Yr. Pass Through	6.000	12/15/2028	91,085
58,162	Government National Mortgage Association
	30-Yr. Pass Through	6.500	1/15/2029	59,904
234,364	Government National Mortgage Association
	30-Yr. Pass Through	6.500	3/15/2029	241,385
34,159	Government National Mortgage Association
	30-Yr. Pass Through	6.500	4/15/2029	35,183
23,589	Government National Mortgage Association
	30-Yr. Pass Through	7.000	4/15/2029	24,854
140,510	Government National Mortgage Association
	30-Yr. Pass Through	6.000	6/15/2029	143,238
59,371	Government National Mortgage Association
	30-Yr. Pass Through	7.000	6/15/2029	62,555
24,164	Government National Mortgage Association
	30-Yr. Pass Through	8.000	5/15/2030	26,525
45,634	Government National Mortgage Association
	30-Yr. Pass Through	7.000	9/15/2031	47,994
79,324	Government National Mortgage Association
	30-Yr. Pass Through	6.500	2/15/2032	81,601
	Total Mortgage-Backed Securities			46,785,086

Technology (0.2%)
500,000	International Business Machines Corporation	7.500	6/15/2013	547,788
	Total Technology			547,788

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Balanced Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (40.6%)	Rate	Date	Value
Transportation (0.1%)
$500,000	Union Pacific Corporation	6.500%	4/15/2012	$506,528
	Total Transportation			506,528

U.S. Government (10.3%)
1,000,000	Federal Farm Credit Bank	5.375	7/18/2011	1,045,457
1,000,000	Federal Home Loan Bank	3.750	8/18/2009	1,005,021
1,000,000	Federal Home Loan Bank *	3.625	5/29/2013	979,156
3,800,000	Federal Home Loan Mortgage Corporation *	5.125	11/17/2017	3,915,934
1,000,000	Federal National Mortgage Association	2.500	4/9/2010	990,161
1,500,000	Federal National Mortgage Association	5.625	4/17/2028	1,570,406
1,000,000	Federal National Mortgage Association	7.125	1/15/2030	1,263,900
1,000,000	Resolution Funding Corporation	8.625	1/15/2021	1,333,140
1,400,000	U.S. Treasury Bonds *	7.250	5/15/2016	1,733,047
650,000	U.S. Treasury Bonds *	7.875	2/15/2021	873,793
625,000	U.S. Treasury Bonds *	7.125	2/15/2023	806,543
500,000	U.S. Treasury Bonds *	6.875	8/15/2025	645,196
500,000	U.S. Treasury Bonds *	4.500	2/15/2036	513,203
3,700,000	U.S. Treasury Notes	6.000	8/15/2009	3,829,211
3,000,000	U.S. Treasury Notes	3.625	1/15/2010	3,068,436
1,500,000	U.S. Treasury Notes *	2.125	1/31/2010	1,504,101
1,750,000	U.S. Treasury Notes *	4.375	12/15/2010	1,839,278
3,500,000	U.S. Treasury Notes *	4.500	11/30/2011	3,719,569
2,500,000	U.S. Treasury Notes *	2.875	1/31/2013	2,506,445
2,000,000	U.S. Treasury Notes *	4.250	8/15/2014	2,129,532
700,000	U.S. Treasury Notes *	4.500	2/15/2016	746,157
375,000	U.S. Treasury Notes *	4.250	11/15/2017	388,652
	Total U.S. Government			36,406,338

Utilities (0.6%)
225,000	Commonwealth Edison Company	5.900	3/15/2036	183,393
300,000	Energy Transfer Partners, LP	6.700	7/1/2018	284,362
425,000	Oncor Electric Delivery Company	6.375	1/15/2015	385,012
225,000	Oneok Partners, LP	6.650	10/1/2036	196,909
300,000	Progress Energy, Inc.	7.000	10/30/2031	283,695
400,000	Public Service Company of Colorado	7.875	10/1/2012	435,504
225,000	Southern California Edison Company	5.000	1/15/2014	220,135
225,000	Xcel Energy, Inc.	6.500	7/1/2036	202,507
	Total Utilities			2,191,517
	Total Long-Term Fixed Income (cost $150,874,337)			143,572,627

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (8.1%)	Rate (+)	Date	Value
28,793,900	Thrivent Financial Securities Lending Trust	2.800%	N/A	$28,793,900
	Total Collateral Held for Securities Loaned
	(cost $28,793,900)			28,793,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Balanced Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (9.1%)	Rate (+)	Date	Value
$550,000	Federal National Mortgage Association ‡	2.264%	12/10/2008	$547,326
1,295,000	Novartis Finance Corporation	1.250	10/1/2008	1,295,000
8,610,000	Sociate Generale North American	3.000	10/1/2008	8,610,000
21,795,885	Thrivent Money Market Portfolio	2.900	N/A	21,795,885
	Total Short-Term Investments (cost $32,248,483)			32,248,211
	Total Investments (cost $405,334,651) 119.2%			$422,068,462
	Other Assets and Liabilities, Net (19.2%)			(68,037,426)
	Total Net Assets 100.0%			$354,031,036

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
S&P 500 Index Futures	29	December 2008	$8,802,358	$8,463,650	($338,708)
Total Futures					($338,708)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At September 30, 2008, $547,326 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $9,539,166 of investments were earmarked as collateral to cover open financial futures contracts.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Portfolio’s Board of Directors and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2008, the value of these investments was $9,892,723 or 2.8% of total net assets.

« All or a portion of the security is insured or guaranteed.

ƒ Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Portfolio owned as of September 30, 2008.

	Acquisition
Security	Date	Cost
Preferred Term Securities XXIII, Ltd.	9/14/2006	$1,222,920

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$75,944,861
Gross unrealized depreciation	(59,211,050)
Net unrealized appreciation (depreciation)	$16,733,811
Cost for federal income tax purposes	$405,334,651

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

High Yield Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Bank Loans (3.2%)!!	Rate	Date	Value
Basic Materials (0.4%)
$2,801,428	Lyondell Chemical Company, Term Loan	5.989%	12/20/2013	$2,122,082
1,691,500	Lyondell Chemical Company, Term Loan	7.000	12/20/2014	1,188,279
	Total Basic Materials			3,310,361

Communications Services (0.5%)
3,494,912	Alltel Communications, Inc., Term Loan	4.124	5/15/2015	3,374,966
	Total Communications Services			3,374,966

Consumer Cyclical (0.8%)
8,588,577	Ford Motor Company, Term Loan	5.490	12/15/2013	5,670,436
	Total Consumer Cyclical			5,670,436

Consumer Non-Cyclical (0.4%)
162,809	CHS/Community Health Systems, Inc., Term Loan §≠	1.000	7/25/2014	142,934
3,183,391	CHS/Community Health Systems, Inc., Term Loan	5.277	7/25/2014	2,794,762
	Total Consumer Non-Cyclical			2,937,696

Technology (0.3%)
690,085	Flextronics Semiconductor, Ltd., Term Loan	5.041	10/1/2014	597,524
2,407,190	Flextronics Semiconductor, Ltd., Term Loan	5.041	10/1/2014	2,034,076
	Total Technology			2,631,600

Utilities (0.8%)
6,984,475	Energy Future Holdings, Term Loan	6.228	10/10/2014	5,869,124
	Total Utilities			5,869,124
	Total Bank Loans (cost $27,742,084)			23,794,183

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (87.9%)	Rate	Date	Value
Asset-Backed Securities (0.3%)
$2,906,146	Countrywide Home Loans Asset-Backed Securities †«	3.317%	10/27/2008	$2,326,344
	Total Asset-Backed Securities			2,326,344

Basic Materials (8.5%)
2,130,000	Aleris International, Inc.	9.000	12/15/2014	1,299,300
3,535,000	Arch Western Finance, LLC	6.750	7/1/2013	3,322,900
3,520,000	Domtar, Inc. *	7.125	8/15/2015	3,238,400
2,525,000	Drummond Company, Inc. ≤	7.375	2/15/2016	2,139,938
5,735,000	FMG Finance, Pty., Ltd. ≤	10.625	9/1/2016	5,620,300
2,880,000	Freeport-McMoRan Copper & Gold, Inc.	8.250	4/1/2015	2,829,600
4,295,000	Freeport-McMoRan Copper & Gold, Inc.	8.375	4/1/2017	4,230,575
1,640,000	Georgia-Pacific Corporation *	8.125	5/15/2011	1,623,600
2,115,000	Georgia-Pacific Corporation ≤	7.125	1/15/2017	1,887,638
5,160,000	Graphic Packaging International Corporation *	9.500	8/15/2013	4,669,800
3,475,000	Griffin Coal Mining Company, Pty., Ltd. ≤	9.500	12/1/2016	2,224,000
1,520,000	Jefferson Smurfit Corporation	8.250	10/1/2012	1,269,200
2,980,000	Momentive Performance Materials, Inc. *	11.500	12/1/2016	2,026,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

High Yield Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (87.9%)	Rate	Date	Value
Basic Materials — continued
$3,450,000	Mosaic Global Holdings, Inc., Convertible ≤	7.375%	12/1/2014	$3,571,678
2,430,000	NewPage Corporation	10.000	5/1/2012	2,174,850
5,210,000	Peabody Energy Corporation	6.875	3/15/2013	5,027,650
850,000	Rock-Tenn Company ≤	9.250	3/15/2016	862,750
2,300,000	Ryerson, Inc. ≤	12.000	11/1/2015	1,955,000
2,160,000	Smurfit-Stone Container Enterprises, Inc. *	8.000	3/15/2017	1,684,800
1,970,000	Southern Copper Corporation	7.500	7/27/2035	1,821,373
5,420,000	Steel Dynamics, Inc. ≤	7.750	4/15/2016	4,823,800
4,210,000	Terra Capital, Inc.	7.000	2/1/2017	3,999,500
	Total Basic Materials			62,303,052

Capital Goods (10.2%)
4,830,000	Allied Waste North America, Inc.	7.875	4/15/2013	4,793,775
1,530,000	Ashtead Capital, Inc. ≤	9.000	8/15/2016	1,315,800
2,525,000	Ball Corporation ‡	6.625	3/15/2018	2,348,250
5,750,000	BE Aerospace, Inc. *	8.500	7/1/2018	5,577,500
1,800,000	Berry Plastics Holding Corporation	8.875	9/15/2014	1,404,000
2,900,000	Case New Holland, Inc. ‡	7.125	3/1/2014	2,639,000
2,150,000	Crown Americas, Inc.	7.625	11/15/2013	2,117,750
2,150,000	Crown Americas, Inc.	7.750	11/15/2015	2,096,250
3,400,000	DRS Technologies, Inc.	6.625	2/1/2016	3,434,000
3,515,000	Graham Packaging Company, Inc. *	9.875	10/15/2014	3,058,050
5,000,000	L-3 Communications Corporation	6.125	1/15/2014	4,625,000
3,970,000	L-3 Communications Corporation	6.375	10/15/2015	3,652,400
1,150,000	Legrand SA	8.500	2/15/2025	1,154,041
6,600,000	Leucadia National Corporation	7.125	3/15/2017	6,006,000
1,780,000	Mueller Water Products, Inc.	7.375	6/1/2017	1,406,200
2,340,000	Norcraft Companies, LP/Norcraft Finance Corporation	9.000	11/1/2011	2,246,400
1,630,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	1,621,850
5,750,000	Owens-Illinois, Inc. *	7.800	5/15/2018	5,577,500
3,495,000	Plastipak Holdings, Inc. ≤	8.500	12/15/2015	2,953,275
3,125,000	RBS Global, Inc./Rexnord Corporation	9.500	8/1/2014	2,937,500
2,400,000	Rental Services Corporation *	9.500	12/1/2014	1,818,000
4,020,000	SPX Corporation ≤	7.625	12/15/2014	4,020,000
6,585,000	TransDigm, Inc.	7.750	7/15/2014	6,189,900
2,260,000	United Rentals North America, Inc.	6.500	2/15/2012	1,887,100
	Total Capital Goods			74,879,541

Commercial Mortgage-Backed Securities (0.4%)
4,000,000	Greenwich Capital Commercial Funding Corporation	5.867	8/10/2017	3,099,416
	Total Commercial Mortgage-Backed Securities			3,099,416

Communications Services (16.2%)
5,900,000	American Tower Corporation ‡≤	7.000	10/15/2017	5,634,500
2,900,000	CCH I, LLC *	11.000	10/1/2015	1,914,000
6,950,000	Centennial Communications Corporation †	8.541	10/1/2008	6,324,500
3,940,000	Centennial Communications Corporation	8.125	2/1/2014	3,900,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

High Yield Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (87.9%)	Rate	Date	Value
Communications Services — continued
$6,350,000	Charter Communications Holdings II, LLC *	10.250%	9/15/2010	$5,715,000
2,300,000	Charter Communications Holdings II, LLC	10.250	9/15/2010	2,058,500
6,560,000	Charter Communications Holdings, LLC *	8.750	11/15/2013	5,707,200
4,170,000	Citizens Communications Company	9.250	5/15/2011	4,170,000
3,450,000	CSC Holdings, Inc. ≤	8.500	6/15/2015	3,204,188
1,310,000	Dex Media West, LLC/Dex Media West Finance Company	9.875	8/15/2013	812,200
5,780,000	DIRECTV Holdings, LLC ≤	7.625	5/15/2016	5,230,900
4,220,000	EchoStar DBS Corporation	7.125	2/1/2016	3,386,550
3,605,000	Idearc, Inc.	8.000	11/15/2016	982,362
7,740,000	Intelsat Subsidiary Holding Company, Ltd. ≤	8.875	1/15/2015	7,082,100
6,170,000	Intelsat, Ltd. >≤	Zero Coupon	2/1/2010	4,936,000
2,920,000	Lamar Media Corporation	6.625	8/15/2015	2,416,300
1,785,000	Lamar Media Corporation	6.625	8/15/2015	1,477,088
3,450,000	Level 3 Financing, Inc.	12.250	3/15/2013	3,053,250
1,910,000	Level 3 Financing, Inc.	9.250	11/1/2014	1,442,050
5,770,000	Mediacom, LLC/Mediacom Capital Corporation *	9.500	1/15/2013	5,164,150
4,550,000	MetroPCS Wireless, Inc. *	9.250	11/1/2014	4,254,250
1,730,000	Nextel Communications, Inc.	6.875	10/31/2013	1,176,400
5,330,000	NTL Cable plc	9.125	8/15/2016	4,463,875
3,430,000	Quebecor Media, Inc.	7.750	3/15/2016	3,001,250
1,270,000	Qwest Communications International, Inc.	7.500	2/15/2014	1,098,550
5,530,000	Qwest Corporation	7.875	9/1/2011	5,308,800
1,650,000	Qwest Corporation	7.625	6/15/2015	1,435,500
4,605,000	R.H. Donnelley Corporation	6.875	1/15/2013	1,795,950
1,750,000	Sprint Capital Corporation	8.375	3/15/2012	1,575,000
5,890,000	Time Warner Telecom Holdings, Inc.	9.250	2/15/2014	5,448,250
4,890,000	TL Acquisitions, Inc. ≤	10.500	1/15/2015	3,863,100
5,360,000	Videotron Ltee	6.875	1/15/2014	5,065,200
860,000	Videotron, Ltd. ≤	9.125	4/15/2018	868,600
2,840,000	Virgin Media Finance plc	8.750	4/15/2014	2,385,600
1,270,000	Windstream Corporation	8.625	8/1/2016	1,171,575
2,100,000	Windstream Corporation	7.000	3/15/2019	1,680,000
	Total Communications Services			119,203,338

Consumer Cyclical (16.5%)
2,840,000	AutoNation, Inc.	7.000	4/15/2014	2,470,800
1,205,000	Beazer Homes USA, Inc. *	8.625	5/15/2011	976,050
3,450,000	Blockbuster, Inc. *	9.000	9/1/2012	2,466,750
4,600,000	Bon-Ton Stores, Inc. ‡	10.250	3/15/2014	1,380,000
5,180,000	Boyd Gaming Corporation *	6.750	4/15/2014	3,716,650
4,110,000	Circus & Eldorado Joint Venture/Silver Legacy Capital
	Corporation	10.125	3/1/2012	3,493,500
1,970,000	Dollarama Group, LP †	8.883	12/15/2008	1,753,300
5,760,000	Dollarama Group, LP	8.875	8/15/2012	4,896,000
6,050,000	Firekeepers Development Authority ≤	13.875	5/15/2015	5,324,000
6,820,000	Fontainebleau Las Vegas Holdings, LLC ≤	10.250	6/15/2015	1,909,600
2,880,000	Ford Motor Credit Company	9.750	9/15/2010	2,065,199

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

High Yield Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (87.9%)	Rate	Date	Value
Consumer Cyclical — continued
$5,180,000	Ford Motor Credit Company	7.375%	2/1/2011	$3,442,012
2,680,000	Ford Motor Credit Company *	7.000	10/1/2013	1,647,013
2,240,000	Gaylord Entertainment Company	6.750	11/15/2014	1,881,600
5,160,000	Group 1 Automotive, Inc. *	8.250	8/15/2013	4,695,600
2,460,000	Hanesbrands, Inc. †	6.508	12/15/2008	2,041,800
5,180,000	Host Hotels & Resorts, LP	6.875	11/1/2014	4,480,700
3,960,000	KB Home *	6.250	6/15/2015	3,227,400
5,180,000	Lear Corporation *	8.500	12/1/2013	3,800,825
2,850,000	Mohegan Tribal Gaming Authority *	8.000	4/1/2012	2,422,500
1,655,000	Norcraft Holdings, LP/Norcraft Capital Corporation *	9.750	9/1/2012	1,489,500
2,800,000	Perry Ellis International, Inc.	8.875	9/15/2013	2,464,000
3,450,000	Pinnacle Entertainment, Inc. *	8.250	3/15/2012	3,333,562
1,720,000	Pinnacle Entertainment, Inc.	7.500	6/15/2015	1,272,800
3,356,000	Pokagon Gaming Authority ≤	10.375	6/15/2014	3,397,950
1,150,000	Pulte Homes, Inc.	7.875	8/1/2011	1,098,250
2,850,000	Pulte Homes, Inc.	5.200	2/15/2015	2,280,000
4,755,000	Rite Aid Corporation	8.625	3/1/2015	2,496,375
4,010,000	Sally Holdings, LLC *	9.250	11/15/2014	3,779,425
3,370,000	Seminole Hard Rock Entertainment †≤	5.319	12/15/2008	2,527,500
2,100,000	Service Corporation International	6.750	4/1/2015	1,832,250
6,350,000	Shingle Springs Tribal Gaming Authority ≤	9.375	6/15/2015	4,572,000
4,465,000	Speedway Motorsports, Inc.	6.750	6/1/2013	4,197,100
6,575,000	Station Casinos, Inc. *	6.875	3/1/2016	1,841,000
3,060,000	Tenneco, Inc. *	8.125	11/15/2015	2,616,300
6,510,000	Tunica Biloxi Gaming Authority ≤	9.000	11/15/2015	5,989,200
2,000,000	Turning Stone Resort Casino Enterprise ≤	9.125	12/15/2010	1,900,000
4,060,000	Turning Stone Resort Casino Enterprise ≤	9.125	9/15/2014	3,694,600
1,730,000	Universal City Development Services	11.750	4/1/2010	1,671,612
4,855,000	Universal City Florida Holding Company I/II †	7.551	11/1/2008	4,563,700
2,360,000	Vail Resorts, Inc.	6.750	2/15/2014	2,212,500
4,145,000	Warnaco, Inc.	8.875	6/15/2013	4,186,450
	Total Consumer Cyclical			121,507,373

Consumer Non-Cyclical (12.6%)
5,900,000	Biomet, Inc. ≤	10.000	10/15/2017	6,018,000
4,310,000	Biomet, Inc.	11.625	10/15/2017	4,331,550
6,085,000	Boston Scientific Corporation ‡	5.450	6/15/2014	5,689,475
3,480,000	Community Health Systems, Inc.	8.875	7/15/2015	3,306,000
4,970,000	Constellation Brands, Inc. *	7.250	9/1/2016	4,572,400
5,155,000	DaVita, Inc. *	7.250	3/15/2015	4,897,250
6,020,000	HCA, Inc.	6.750	7/15/2013	5,056,800
7,495,000	HCA, Inc.	9.250	11/15/2016	7,288,890
1,730,000	HCA, Inc.	9.625	11/15/2016	1,643,500
3,730,000	Jarden Corporation *	7.500	5/1/2017	3,105,225
4,685,000	Jostens Holding Corporation >	Zero Coupon	12/1/2008	4,239,925
3,240,000	Michael Foods, Inc.	8.000	11/15/2013	3,142,800
5,750,000	Omnicare, Inc.	6.875	12/15/2015	5,117,500
3,720,000	Pinnacle Foods Finance, LLC	9.250	4/1/2015	3,031,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

High Yield Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (87.9%)	Rate	Date	Value
Consumer Non-Cyclical — continued
$1,700,000	Select Medical Corporation *†	8.834%	3/15/2009	$1,385,500
3,945,000	Select Medical Corporation	7.625	2/1/2015	3,195,450
2,150,000	Stater Brothers Holdings, Inc.	8.125	6/15/2012	2,107,000
3,410,000	Sun Healthcare Group, Inc. *	9.125	4/15/2015	3,256,550
2,680,000	SUPERVALU, Inc.	7.500	11/15/2014	2,599,600
3,780,000	Surgical Care Affiliates, Inc. ≤	8.875	7/15/2015	3,288,600
2,500,000	Tenet Healthcare Corporation	6.375	12/1/2011	2,306,250
560,000	Tenet Healthcare Corporation	6.500	6/1/2012	518,000
2,220,000	Tenet Healthcare Corporation	9.875	7/1/2014	2,164,500
5,960,000	Vanguard Health Holding Company II, LLC	9.000	10/1/2014	5,751,400
4,490,000	Ventas Realty, LP/Ventas Capital Corporation	6.500	6/1/2016	4,243,050
	Total Consumer Non-Cyclical			92,257,015

Energy (5.5%)
2,290,000	Chesapeake Energy Corporation	7.500	9/15/2013	2,215,575
1,850,000	Chesapeake Energy Corporation	6.250	1/15/2018	1,581,750
3,440,000	Connacher Oil and Gas, Ltd. ≤	10.250	12/15/2015	3,302,400
3,035,000	Denbury Resources, Inc.	7.500	12/15/2015	2,792,200
4,130,000	Forest Oil Corporation	7.250	6/15/2019	3,531,150
3,450,000	Helix Energy Solutions Group, Inc. ≤	9.500	1/15/2016	3,225,750
2,135,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	1,948,188
3,900,000	Key Energy Services, Inc. ≤	8.375	12/1/2014	3,744,000
2,590,000	Mariner Energy, Inc.	8.000	5/15/2017	2,188,550
3,900,000	Newfield Exploration Company	6.625	4/15/2016	3,471,000
2,340,000	OPTI Canada, Inc.	8.250	12/15/2014	2,094,300
3,690,000	PetroHawk Energy Corporation	9.125	7/15/2013	3,468,600
3,630,000	Plains Exploration & Production Company	7.750	6/15/2015	3,339,600
3,450,000	Southwestern Energy Company ≤	7.500	2/1/2018	3,346,500
	Total Energy			40,249,563

Financials (3.2%)
3,660,000	Bank of America Corporation	8.125	5/15/2018	2,957,060
2,880,000	Countrywide Financial Corporation *	6.250	5/15/2016	2,050,335
3,400,000	Countrywide Financial Corporation, Convertible*†	Zero Coupon	10/15/2008	3,332,000
1,425,000	Deluxe Corporation	7.375	6/1/2015	1,211,250
2,050,000	FTI Consulting, Inc.	7.625	6/15/2013	2,088,438
10,285,000	General Motors Acceptance Corporation, LLC	6.875	9/15/2011	4,589,033
720,000	Lender Processing Services, Inc. ≤	8.125	7/1/2016	702,000
2,900,000	Morgan Stanley †	4.904	11/14/2008	2,117,119
2,870,000	Nuveen Investment, Inc. ≤	10.500	11/15/2015	2,209,900
2,900,000	Rouse Company	3.625	3/15/2009	2,581,000
	Total Financials			23,838,135

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

High Yield Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (87.9%)	Rate	Date	Value
Technology (4.3%)
$2,880,000	Amkor Technologies, Inc.	7.750%	5/15/2013	$2,462,400
650,000	Avago Technologies Finance Pte †	8.311	12/1/2008	643,500
4,440,000	Avago Technologies Finance Pte	10.125	12/1/2013	4,484,400
2,870,000	First Data Corporation ≤	9.875	9/24/2015	2,252,950
2,900,000	Freescale Semiconductor, Inc.	8.875	12/15/2014	2,001,000
4,030,000	Freescale Semiconductor, Inc.	9.125	12/15/2014	2,538,900
5,740,000	Nortel Networks, Ltd. †	7.041	10/15/2008	3,831,450
1,600,000	NXP BV/NXP Funding, LLC †	5.541	10/15/2008	1,056,000
4,990,000	NXP BV/NXP Funding, LLC *	9.500	10/15/2015	2,569,850
4,805,000	Seagate Technology HDD Holdings	6.800	10/1/2016	4,204,375
1,730,000	SunGard Data Systems, Inc.	9.125	8/15/2013	1,557,000
4,430,000	SunGard Data Systems, Inc.	10.250	8/15/2015	3,843,025
	Total Technology			31,444,850

Transportation (2.3%)
2,968,889	Continental Airlines, Inc.	7.875	7/2/2018	1,929,778
2,670,000	Delta Air Lines, Inc.	7.920	11/18/2010	2,309,550
1,825,000	Hertz Corporation	8.875	1/1/2014	1,574,062
3,220,000	Kansas City Southern de Mexico SA de CV	7.625	12/1/2013	3,075,100
1,130,000	Kansas City Southern de Mexico SA de CV	7.375	6/1/2014	1,079,150
3,300,000	Navios Maritime Holdings, Inc.	9.500	12/15/2014	3,036,000
3,500,000	Windsor Petroleum Transport Corporation ≤ƒ	7.840	1/15/2021	3,729,520
	Total Transportation			16,733,160

Utilities (7.9%)
1,616,000	AES Corporation ±≤	8.750	5/15/2013	1,624,080
3,800,000	AES Corporation	7.750	10/15/2015	3,448,500
3,800,000	AES Corporation *	8.000	10/15/2017	3,429,500
3,990,000	Copano Energy, LLC	8.125	3/1/2016	3,650,850
2,020,000	Dynegy Holdings, Inc. *	6.875	4/1/2011	1,838,200
5,035,000	Dynegy Holdings, Inc. *	8.375	5/1/2016	4,380,450
2,230,000	Edison Mission Energy	7.500	6/15/2013	2,140,800
3,710,000	Edison Mission Energy	7.000	5/15/2017	3,339,000
3,710,000	Edison Mission Energy	7.200	5/15/2019	3,264,800
2,530,000	El Paso Corporation	6.875	6/15/2014	2,333,343
2,530,000	El Paso Corporation	7.000	6/15/2017	2,260,208
2,880,000	Ferrellgas Partners, LP ≤	6.750	5/1/2014	2,347,200
5,580,000	NRG Energy, Inc.	7.375	2/1/2016	5,022,000
3,350,000	Regency Energy Partners, LP	8.375	12/15/2013	3,015,000
4,890,000	SemGroup, LP ≤=	8.750	11/15/2015	489,000
2,503,000	Southern Star Central Corporation	6.750	3/1/2016	2,296,502
8,620,000	Texas Competitive Electric Holdings Company, LLC ≤	10.250	11/1/2015	7,779,550
2,940,000	Williams Companies, Inc.	7.625	7/15/2019	2,895,900
2,400,000	Williams Partners, LP	7.250	2/1/2017	2,232,000
	Total Utilities			57,786,883
	Total Long-Term Fixed Income (cost $740,099,969)			645,628,670

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

High Yield Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Preferred Stock (1.3%)			Value
3,400	Bank of America Corporation, Convertible			$2,849,200
11,340	Citigroup, Inc., Convertible			464,940
86,177	Credit Suisse New York, NY			1,706,305
127,000	General Motors Corporation, Convertible			1,129,030
1,122	Lehman Brothers Holdings, Inc., Convertible			1,122
91,000	Merrill Lynch & Company, Inc.			1,728,090
5,040	NRG Energy, Inc., Convertible			1,165,550
	Total Preferred Stock (cost $11,936,909)			9,044,237

Shares	Common Stock (<0.1%)			Value
30	Pliant Corporation #^			$0
121,520	TVMAX Holdings, Inc. #^			0
6,932	XO Communications, Inc., Stock Warrants #			69
6,932	XO Communications, Inc., Stock Warrants #			76
9,243	XO Communications, Inc., Stock Warrants #			231
4,621	XO Holdings, Inc., Stock Warrants #*			1,895
80,000	ZSC Specialty Chemical plc, Preferred Stock Warrants #^ƒ≤			0
80,000	ZSC Specialty Chemical plc, Stock Warrants #ƒ≤			0
	Total Common Stock (cost $6,566,208)			2,271

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (11.4%)	Rate (+)	Date	Value
83,648,495	Thrivent Financial Securities Lending Trust	2.800%	N/A	$83,648,495
	Total Collateral Held for Securities Loaned
	(cost $83,648,495)			83,648,495

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (6.5%)	Rate (+)	Date	Value
$3,210,000	Federal National Mortgage Association ‡	2.183%	12/10/2008	$3,194,396
5,305,000	Novartis Finance Corporation	1.250	10/1/2008	5,305,000
39,163,147	Thrivent Money Market Portfolio	2.900	N/A	39,163,147
	Total Short-Term Investments (cost $47,664,589)			47,662,543
	Total Investments (cost $917,658,254) 110.3%			$809,780,399
	Other Assets and Liabilities, Net (10.3%)			(75,396,412)
	Total Net Assets 100.0%			$734,383,987

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

High Yield Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

			Notional
	Buy/Sell	Termination	Principal		Unrealized
Swaps and Counterparty	Protection	Date	Amount	Value	Gain/(Loss)
Credit Default Swaps
LCDX, Series 10,	Sell	June 2013	$8,500,000	($590,750)	$0
5 Year, at 3.25%;
J.P. Morgan Chase and Co.
Total Swaps				($590,750)	$0

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

^ Security is fair valued.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At September 30, 2008, $2,846,097 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $7,323,225 and $9,666,750 of investments were earmarked as collateral to cover open financial futures contracts and swap contracts, respectively.

ƒ Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Portfolio owned as of September 30, 2008.

	Acquisition
Security	Date	Cost
Winsor Petroleum Transport Corporation	4/15/1998	$2,705,594
ZSC Specialty Chemical plc, Preferred Warrants	6/24/1999	47,568
ZSC Specialty Chemical plc, Stock Warrants	6/24/1999	111,712

!! The stated interest rate represents the weighted average of all contracts within the bank loan facility. Bank loans generally have rates of interest which are reset either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturities shown.

= In bankruptcy.

≠ All or a portion of the loan is unfunded.

« All or a portion of the security is insured or guaranteed.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Portfolio’s Board of Directors and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2008, the value of these investments was $135,567,865 or 18.5% of total net assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,692,006
Gross unrealized depreciation	(109,569,861)
Net unrealized appreciation (depreciation)	($107,877,855)
Cost for federal income tax purposes	$917,658,254

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (32.7%)	Value	Shares	Common Stock (32.7%)	Value
Consumer Discretionary (2.2%)			3,000	Royal Dutch Shell plc ADR	$177,030
2,700	Black & Decker Corporation	$164,025	600	Schlumberger, Ltd.	46,854
8,100	Foot Locker, Inc.	130,896	3,000	Total SA ADR	182,040
8,300	Gannett Company, Inc. *	140,353		Total Energy	3,178,347
4,400	Genuine Parts Company	176,924
7,500	Home Depot, Inc.	194,175	Financials (13.4%)
4,800	Johnson Controls, Inc.	145,584	1,200	Acadia Realty Trust	30,336
3,400	McDonald’s Corporation	209,780	2,500	AFLAC, Inc.	146,875
2,800	NIKE, Inc.	187,320	1,100	Agree Realty Corporation	31,460
4,900	Royal Caribbean Cruises, Ltd.	101,675	1,100	Alexandria Real Estate Equities, Inc.	124,388
800	Starwood Hotels & Resorts		2,800	AMB Property Corporation ±	126,840
	Worldwide, Inc.	22,512	2,000	American Campus Communities, Inc.	67,760
7,300	Toll Brothers, Inc. #	184,179	2,100	Annaly Capital Management, Inc.	28,245
2,900	VF Corporation	224,199	2,133	Apartment Investment &
3,700	Walt Disney Company	113,553		Management Company ±	74,698
9,600	Wyndham Worldwide Corporation	150,816	2,800	Avalonbay Communities, Inc. ±	275,576
	Total Consumer Discretionary	2,145,991	11,800	Bank of America Corporation ±	413,000
			7,400	Bank of New York Mellon Corporation ±	241,092
Consumer Staples (2.8%)			7,600	BB&T Corporation ‡	287,280
8,500	Altria Group, Inc. ±	168,640	1,900	BioMed Realty Trust, Inc.	50,255
4,800	Coca-Cola Company ‡	253,824	1,000	BOK Financial Corporation	48,410
2,500	Colgate-Palmolive Company	188,375	3,700	Boston Properties, Inc. ±	346,542
3,800	ConAgra Foods, Inc.	73,948	1,200	BRE Properties, Inc.	58,800
2,500	Costco Wholesale Corporation ‡	162,325	1,900	Brookfield Asset Management, Inc.	52,136
2,900	Diageo plc ADR	199,694	4,900	Brookfield Properties Corporation	77,616
3,400	General Mills, Inc. ±	233,648	1,400	Camden Property Trust	64,204
6,700	Kraft Foods, Inc.	219,425	2,000	Chubb Corporation	109,800
1,900	Lorillard, Inc.	135,185	11,300	Citigroup, Inc. ‡	231,763
5,100	McCormick & Company, Inc.	196,095	3,400	City Holding Company	143,650
2,100	Molson Coors Brewing Company	98,175	1,400	Colonial Properties Trust	26,166
5,300	Philip Morris International, Inc.	254,930	2,200	Corporate Office Properties Trust	88,770
4,700	Procter & Gamble Company	327,543	3,500	Cullen/Frost Bankers, Inc. ‡	210,000
3,700	Wal-Mart Stores, Inc.	221,593	4,000	DCT Industrial Trust, Inc.	29,960
3,200	Whole Foods Market, Inc. *	64,096	2,700	Developers Diversified
	Total Consumer Staples	2,797,496		Realty Corporation	85,563
			2,900	Digital Realty Trust, Inc.	137,025
Energy (3.2%)			1,500	Douglas Emmett, Inc.	34,605
1,300	Apache Corporation ±	135,564	1,600	Duke Realty Corporation	39,328
4,600	BP plc ADR ±	230,782	2,500	DuPont Fabros Technology, Inc.	38,125
5,300	Chevron Corporation ±	437,144	700	Entertainment Properties Trust	38,304
5,000	ConocoPhillips ±‡	366,250	6,600	Equity Residential REIT ‡	293,106
5,800	Crosstex Energy, Inc.	144,826	1,100	Essex Property Trust, Inc. *	130,163
1,400	Devon Energy Corporation ‡	127,680	3,000	Everest Re Group, Ltd.	259,590
5,200	Exxon Mobil Corporation	403,832	2,700	Extra Space Storage, Inc.	41,472
1,800	Helmerich & Payne, Inc.	77,742	1,800	Federal Realty Investment Trust	154,080
2,800	Holly Corporation	80,976	33,726	Fiduciary/Claymore MLP
23,230	Kayne Anderson MLP			Opportunity Fund	624,943
	Investment Company	536,381	1,100	Forest City Enterprises	33,737
5,800	Marathon Oil Corporation	231,246	4,300	General Growth Properties, Inc.	64,930

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (32.7%)	Value	Shares	Common Stock (32.7%)	Value
Financials — continued			1,400	Tanger Factory Outlet Centers, Inc. *	$61,306
6,600	Glacier Bancorp, Inc.	$163,482	2,000	Taubman Centers, Inc.	100,000
1,800	Goldman Sachs Group, Inc.	230,400	9,828	Tortoise North American
2,700	Hartford Financial Services			Energy Corporation	162,653
	Group, Inc. ‡	110,673	2,200	Travelers Companies, Inc.	99,440
3,700	Health Care Property Investors, Inc.	148,481	10,200	U.S. Bancorp	367,404
2,900	Health Care REIT, Inc.	154,367	2,900	UDR, Inc.	75,835
900	Healthcare Realty Trust, Inc.	26,235	4,300	Ventas, Inc.	212,506
1,300	Highwoods Properties, Inc.	46,228	3,900	Vornado Realty Trust *	354,705
900	Home Properties, Inc.	52,155	10,200	Washington Federal, Inc.	188,190
10,300	Host Marriott Corporation	136,887	1,200	Weingarten Realty Investors *	42,804
12,800	Hudson City Bancorp, Inc.	236,160	8,000	Wells Fargo & Company	300,240
1,900	Inland Real Estate Corporation	29,811		Total Financials	13,223,128
4,600	iShares S&P U.S. Preferred Stock
	Index Fund *	129,950	Health Care (2.5%)
11,200	J.P. Morgan Chase & Company	523,040	6,500	Abbott Laboratories ±	374,270
1,000	Kilroy Realty Corporation	47,790	3,000	AstraZeneca plc *	131,640
6,422	Kimco Realty Corporation	237,229	2,200	Baxter International, Inc.	144,386
2,000	LaSalle Hotel Properties	46,640	9,800	Bristol-Myers Squibb Company ±	204,330
1,800	Liberty Property Trust	67,770	4,000	Eli Lilly and Company	176,120
4,400	Lincoln National Corporation	188,364	4,800	Johnson & Johnson	332,544
2,000	Macerich Company	127,300	2,800	McKesson Corporation	150,668
1,400	Mack-Cali Realty Corporation	47,418	3,500	Medtronic, Inc.	175,350
3,100	Mercury General Corporation	169,725	11,800	Pfizer, Inc.	217,592
1,100	Mid-America Apartment		3,700	Sanofi-Aventis ADR	121,619
	Communities, Inc.	54,054	5,800	Teva Pharmaceutical
3,200	Mission West Properties, Inc.	31,168		Industries, Ltd. ADR *	265,582
4,400	Monmouth Real Estate		4,900	Wyeth	181,006
	Investment Corporation *	34,276		Total Health Care	2,475,107
3,000	National Retail Properties, Inc.	71,850
3,100	Nationwide Health Properties, Inc.	111,538	Industrials (2.5%)
15,400	Old Republic International Corporation	196,350	2,700	3M Company	184,437
2,800	Omega Healthcare Investors, Inc.	55,048	4,000	Caterpillar, Inc. ±	238,400
1,500	One Liberty Properties, Inc.	26,505	3,100	Courier Corporation	63,116
10,200	People’s United Financial, Inc.	196,350	2,500	Danaher Corporation	173,500
700	Plum Creek Timber Company, Inc.	34,902	4,700	Emerson Electric Company	191,713
4,400	PowerShares Preferred Portfolio *	52,624	2,200	General Dynamics Corporation	161,964
6,500	ProLogis Trust	268,255	14,400	General Electric Company ±	367,200
3,656	Public Storage, Inc.	361,981	2,000	Honeywell International, Inc.	83,100
2,500	Realty Income Corporation *	64,000	6,900	Masco Corporation *	123,786
2,000	Regency Centers Corporation	133,380	5,100	Pitney Bowes, Inc.	169,626
2,600	Senior Housing Property Trust	61,958	5,200	Republic Services, Inc.	155,896
6,800	Simon Property Group, Inc.	659,600	5,200	Tyco International, Ltd.	182,104
1,635	SL Green Realty Corporation *	105,948	3,000	United Technologies Corporation	180,180
6,500	SPDR DJ Wilshire International		7,000	Waste Management, Inc.	220,430
	Real Estate ETF *	247,975		Total Industrials	2,495,452
1,600	Sunstone Hotel Investors, Inc.	21,600
3,500	T. Rowe Price Group, Inc.	187,985

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (32.7%)	Value	Shares	Common Stock (32.7%)	Value
Information Technology (2.4%)			Utilities (1.3%)
5,400	Accenture, Ltd.	$205,200	12,900	Atmos Energy Corporation ±	$343,398
7,200	Automatic Data Processing, Inc. ±	307,800	8,100	Black Hills Corporation ±	251,667
5,700	Hewlett-Packard Company ±	263,568	900	FPL Group, Inc.	45,270
16,100	Intel Corporation	301,553	3,400	National Fuel Gas Company	143,412
3,400	International Business Machines		12,700	PNM Resources, Inc.	130,048
	Corporation	397,664	5,200	Progress Energy, Inc.	224,276
8,600	Microchip Technology, Inc. *	253,098	2,600	Questar Corporation	106,392
9,300	Microsoft Corporation	248,217		Total Utilities	1,244,463
7,400	Nokia Oyj ADR	138,010
5,900	Paychex, Inc.	194,877		Total Common Stock
	Total Information Technology	2,309,987		(cost $36,706,157)	32,224,930

Materials (1.2%)
2,100	Air Products and Chemicals, Inc. ‡	143,829
2,500	Alcoa, Inc.	56,450		Preferred Stock/Equity-Linked
5,100	Bemis Company, Inc.	133,212	Shares	Securities (1.0%)	Value
4,400	E.I. du Pont de Nemours and Company	177,320	8,442	Allegro Investment Corporation SA
1,100	Nucor Corporation	43,450		TGT, Convertible ±¿≤	$399,222
2,800	Praxair, Inc.	200,872	2,600	Federal National Mortgage Association	5,668
4,200	Valspar Corporation	93,618	2,600	Merrill Lynch & Company, Inc.	49,374
1,300	Vulcan Materials Company *	96,850	2,600	MetLife, Inc.	40,352
7,200	Wausau-Mosinee Paper Corporation	72,936	2,600	Prudential Financial, Inc.	58,890
700	Weyerhaeuser Company	42,406	2,600	US Bancorp	65,156
7,700	Worthington Industries, Inc. *	115,038	12,000	Wells Fargo Capital XIV #	301,200
	Total Materials	1,175,981	2,600	Xcel Energy, Inc.	60,840
				Total Preferred Stock/
Telecommunications Services (1.2%)				Equity-Linked Securities
2,300	America Movil SA de CV ADR ±	106,628		(cost $1,050,137)	980,702
18,200	AT&T, Inc. ±‡	508,144
33,600	Qwest Communications
	International, Inc. *	108,528
7,700	TW Telecom, Inc. #	80,003
6,900	Verizon Communications, Inc.	221,421
14,100	Windstream Corporation	154,254
	Total Telecommunications
	Services	1,178,978

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (62.8%)	Rate	Date	Value
Asset-Backed Securities (5.8%)
$1,000,000	Americredit Automobile Receivables Trust ±«	5.490%	7/6/2012	$979,949
1,000,000	Citibank Credit Card Issuance Trust ‡	5.650	9/20/2019	921,921
650,000	GAMUT Reinsurance, Ltd. †≤	9.796	10/31/2008	565,630
250,000	GAMUT Reinsurance, Ltd. †≤	17.796	10/31/2008	249,765
675,000	GMAC Mortgage Corporation Loan Trust «	6.180	5/25/2036	508,550
400,000	Merna Re, Ltd. †≤	5.512	12/30/2008	382,480
400,000	Merna Re, Ltd. †≤	6.512	12/30/2008	378,960
1,158,278	Residential Asset Mortgage Products, Inc.	4.547	12/25/2034	1,041,751
689,250	Residential Funding Mortgage Securities «	4.470	7/25/2018	650,424
	Total Asset-Backed Securities			5,679,430

Basic Materials (3.7%)
110,000	Aleris International, Inc. ‡	9.000	12/15/2014	67,100
160,000	Arch Western Finance, LLC ±	6.750	7/1/2013	150,400
100,000	Cascades, Inc.	7.250	2/15/2013	78,000
160,000	Chemtura Corporation	6.875	6/1/2016	128,000
220,000	Domtar, Inc.	7.875	10/15/2011	218,900
130,000	Domtar, Inc.	7.125	8/15/2015	119,600
130,000	Drummond Company, Inc. ≤	7.375	2/15/2016	110,175
230,000	FMG Finance, Pty., Ltd. ≤	10.625	9/1/2016	225,400
90,000	Georgia-Pacific Corporation	8.125	5/15/2011	89,100
570,000	Georgia-Pacific Corporation ‡≤	7.125	1/15/2017	508,725
110,000	Graphic Packaging International Corporation *	9.500	8/15/2013	99,550
240,000	Griffin Coal Mining Company, Pty., Ltd. ≤	9.500	12/1/2016	153,600
220,000	Invista ≤	9.250	5/1/2012	216,150
80,000	Jefferson Smurfit Corporation	8.250	10/1/2012	66,800
205,000	Nalco Company	8.875	11/15/2013	204,488
210,000	NewPage Corporation	10.000	5/1/2012	187,950
100,000	NOVA Chemicals Corporation	6.500	1/15/2012	89,000
220,000	Novelis, Inc.	7.250	2/15/2015	191,400
200,000	Peabody Energy Corporation	5.875	4/15/2016	181,000
160,000	Smurfit-Stone Container Enterprises, Inc. *	8.000	3/15/2017	124,800
250,000	Terra Capital, Inc.	7.000	2/1/2017	237,500
205,000	Vedanta Resources plc ≤	8.750	1/15/2014	182,819
	Total Basic Materials			3,630,457

Capital Goods (3.9%)
440,000	Allied Waste North America, Inc. ‡	6.875	6/1/2017	409,200
200,000	BE Aerospace, Inc. ±	8.500	7/1/2018	194,000
350,000	Bombardier, Inc. ±≤	6.750	5/1/2012	336,000
210,000	Case New Holland, Inc.	7.125	3/1/2014	191,100
100,000	Crown Americas, Inc.	7.625	11/15/2013	98,500
100,000	Crown Americas, Inc.	7.750	11/15/2015	97,500
150,000	General Cable Corporation	7.125	4/1/2017	135,000
330,000	L-3 Communications Corporation	5.875	1/15/2015	298,650
100,000	Legrand SA	8.500	2/15/2025	100,351
360,000	Leucadia National Corporation	7.125	3/15/2017	327,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (62.8%)	Rate	Date	Value
Capital Goods — continued
$140,000	Mueller Water Products, Inc.	7.375%	6/1/2017	$110,600
185,000	Owens Corning, Inc.	6.500	12/1/2016	163,709
70,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	69,650
210,000	Owens-Illinois, Inc.	7.500	5/15/2010	207,900
210,000	RBS Global, Inc./Rexnord Corporation	9.500	8/1/2014	197,400
205,000	SPX Corporation ≤	7.625	12/15/2014	205,000
205,000	Terex Corporation	8.000	11/15/2017	186,550
100,000	Texas Industries, Inc. ≤	7.250	7/15/2013	87,000
110,000	TransDigm, Inc.	7.750	7/15/2014	103,400
270,000	United Rentals North America, Inc.	7.000	2/15/2014	189,000
120,000	USG Corporation	8.000	1/15/2018	95,400
	Total Capital Goods			3,803,510

Collateralized Mortgage Obligations (9.4%)
1,444,778	Bear Stearns Adjustable Rate Mortgage Trust	4.625	8/25/2010	1,301,709
905,081	Citigroup Mortgage Loan Trust, Inc.	5.500	11/25/2035	807,943
1,123,734	Citimortgage Alternative Loan Trust	5.750	4/25/2037	804,087
1,696,365	Deutsche Alt-A Securities, Inc. †	3.052	10/1/2008	965,991
552,204	Deutsche Alt-A Securities, Inc.	5.500	10/25/2021	452,574
838,745	First Horizon ABS Trust	5.850	8/25/2037	664,315
409,775	J. P. Morgan Alternative Loan Trust	3.277	11/25/2036	383,000
435,334	JP Morgan Mortgage Trust	6.500	1/25/2035	381,053
891,053	JP Morgan Mortgage Trust	6.042	10/25/2036	770,059
1,104,208	Master Alternative Loans Trust	6.500	5/25/2034	911,318
471,572	Master Alternative Loans Trust	6.500	7/25/2034	398,626
1,322,072	Washington Mutual Alternative Loan Trust †	3.415	10/1/2008	682,943
919,294	Wells Fargo Mortgage Backed Security Trust	6.000	7/25/2037	746,352
	Total Collateralized Mortgage Obligations			9,269,970

Commercial Mortgage-Backed Securities (5.4%)
2,000,000	Commercial Mortgage Pass-Through Certificates †‡≤	2.667	10/15/2008	1,796,790
750,000	Greenwich Capital Commercial Funding Corporation	5.867	8/10/2017	581,140
1,250,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ‡	5.336	5/15/2047	1,075,762
2,000,000	Wachovia Bank Commercial Mortgage Trust †≤	2.607	10/15/2008	1,811,953
	Total Commercial Mortgage-Backed Securities			5,265,645

Communications Services (6.9%)
70,000	American Tower Corporation ±≤	7.000	10/15/2017	66,850
410,000	AT&T, Inc. ±	5.600	5/15/2018	366,966
120,000	Centennial Communications Corporation	8.125	2/1/2014	118,800
100,000	Charter Communications Operating, LLC ‡≤	8.000	4/30/2012	89,500
200,000	Charter Communications Operating, LLC ‡≤	8.375	4/30/2014	176,500
205,000	Cincinnati Bell, Inc.	7.250	7/15/2013	184,500
430,000	Citizens Communications Company ‡	6.250	1/15/2013	402,588
410,000	Comcast Corporation ±	5.900	3/15/2016	375,787

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (62.8%)	Rate	Date	Value
Communications Services — continued
$205,000	Cricket Communications, Inc.	9.375%	11/1/2014	$190,650
450,000	CSC Holdings, Inc. ±	7.625	4/1/2011	432,000
100,000	Dex Media West, LLC/Dex Media West Finance Company	8.500	8/15/2010	88,250
70,000	Dex Media West, LLC/Dex Media West Finance Company	9.875	8/15/2013	43,400
165,000	DIRECTV Holdings, LLC	6.375	6/15/2015	145,200
210,000	DIRECTV Holdings, LLC ≤	7.625	5/15/2016	190,050
215,000	Echostar DBS Corporation	6.625	10/1/2014	172,538
200,000	EchoStar DBS Corporation	7.750	5/31/2015	169,500
295,000	Idearc, Inc.	8.000	11/15/2016	80,388
160,000	Intelsat Subsidiary Holding Company, Ltd. ≤	8.500	1/15/2013	148,000
205,000	Intelsat Subsidiary Holding Company, Ltd. ≤	8.875	1/15/2015	187,575
430,000	Interpublic Group of Companies, Inc.	6.250	11/15/2014	356,900
100,000	Lamar Media Corporation *	7.250	1/1/2013	90,500
90,000	Lamar Media Corporation	6.625	8/15/2015	74,475
105,000	Level 3 Financing, Inc.	9.250	11/1/2014	79,275
220,000	Liberty Media Corporation	5.700	5/15/2013	182,978
210,000	Mediacom Broadband, LLC	8.500	10/15/2015	173,250
200,000	News America, Inc.	6.650	11/15/2037	167,745
100,000	Nextel Communications, Inc.	7.375	8/1/2015	66,000
170,000	NTL Cable plc	9.125	8/15/2016	142,375
250,000	Quebecor Media, Inc.	7.750	3/15/2016	218,750
200,000	Qwest Communications International, Inc.	7.250	2/15/2011	189,500
60,000	Qwest Communications International, Inc.	7.500	2/15/2014	51,900
250,000	Qwest Corporation	7.875	9/1/2011	240,000
200,000	R.H. Donnelley Corporation	6.875	1/15/2013	78,000
200,000	R.H. Donnelley Corporation	8.875	10/15/2017	68,000
4,000	R.H. Donnelley, Inc. ≤	11.750	5/15/2015	2,440
210,000	Sprint Capital Corporation	8.375	3/15/2012	189,000
245,000	Sprint Nextel Corporation	6.000	12/1/2016	188,650
200,000	Time Warner Cable, Inc.	5.850	5/1/2017	176,208
55,000	Time Warner Telecom Holdings, Inc.	9.250	2/15/2014	50,875
210,000	Videotron Ltee	6.875	1/15/2014	198,450
200,000	Windstream Corporation	8.625	8/1/2016	184,500
	Total Communications Services			6,798,813

Consumer Cyclical (5.6%)
100,000	AutoNation, Inc.	7.000	4/15/2014	87,000
240,000	Beazer Homes USA, Inc.	8.625	5/15/2011	194,400
400,000	Centex Corporation ±	7.500	1/15/2012	368,000
180,000	Circus & Eldorado Joint Venture/Silver Legacy Capital
	Corporation ‡	10.125	3/1/2012	153,000
230,000	Corrections Corporation of America	6.250	3/15/2013	215,050
200,000	D.R. Horton, Inc.	6.500	4/15/2016	152,000
102,000	Dollarama Group, LP †	8.883	12/15/2008	90,780
180,000	Dollarama Group, LP	8.875	8/15/2012	153,000
165,000	Ford Motor Credit Company	7.375	10/28/2009	132,654
130,000	Ford Motor Credit Company *	7.000	10/1/2013	79,892

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (62.8%)	Rate	Date	Value
Consumer Cyclical — continued
$90,000	Ford Motor Credit Company *	8.000%	12/15/2016	$56,905
220,000	Gaylord Entertainment Company	6.750	11/15/2014	184,800
100,000	Goodyear Tire & Rubber Company	8.625	12/1/2011	99,000
190,000	Hanesbrands, Inc. †	6.508	12/15/2008	157,700
200,000	Harrah’s Operating Company, Inc. ±≤	10.750	2/1/2016	102,000
330,000	Host Marriott, LP	6.375	3/15/2015	268,125
220,000	KB Home *	6.250	6/15/2015	179,300
205,000	Lear Corporation *	8.500	12/1/2013	150,419
100,000	Levi Strauss & Company	9.750	1/15/2015	83,500
200,000	MGM MIRAGE	6.750	9/1/2012	156,500
205,000	MGM MIRAGE	6.625	7/15/2015	142,475
210,000	Pinnacle Entertainment	8.250	3/15/2012	202,912
196,000	Pokagon Gaming Authority ≤	10.375	6/15/2014	198,450
420,000	Pulte Homes, Inc.	7.875	8/1/2011	401,100
100,000	Rite Aid Corporation	10.375	7/15/2016	87,000
160,000	Rite Aid Corporation	7.500	3/1/2017	121,600
120,000	Royal Caribbean Cruises, Ltd.	7.250	6/15/2016	99,600
130,000	Service Corporation International	6.750	4/1/2015	113,425
220,000	Tenneco, Inc.	8.125	11/15/2015	188,100
100,000	TRW Automotive, Inc. *≤	7.000	3/15/2014	82,500
260,000	Tunica Biloxi Gaming Authority ≤	9.000	11/15/2015	239,200
130,000	Turning Stone Resort Casino Enterprise ≤	9.125	9/15/2014	118,300
180,000	Universal City Florida Holding Company I/II †	7.551	11/1/2008	169,200
150,000	Warnaco, Inc.	8.875	6/15/2013	151,500
210,000	Wynn Las Vegas Capital Corporation	6.625	12/1/2014	179,025
	Total Consumer Cyclical			5,558,412

Consumer Non-Cyclical (4.4%)
200,000	Aramark Corporation ‡	8.500	2/1/2015	188,000
430,000	Biomet, Inc. ≤	10.000	10/15/2017	438,600
365,000	Boston Scientific Corporation ‡	5.450	6/15/2014	341,275
280,000	Community Health Systems, Inc. ‡	8.875	7/15/2015	266,000
205,000	Constellation Brands, Inc.	7.250	9/1/2016	188,600
200,000	Coventry Health Care, Inc. ‡	5.950	3/15/2017	166,712
210,000	DaVita, Inc. ‡	6.625	3/15/2013	199,500
100,000	Dean Foods Company	7.000	6/1/2016	87,000
100,000	Del Monte Corporation	8.625	12/15/2012	99,000
200,000	FMC Finance III SA	6.875	7/15/2017	192,500
380,000	HCA, Inc. ±	9.250	11/15/2016	369,550
190,000	Jarden Corporation	7.500	5/1/2017	158,175
100,000	Jostens, IH Corporation	7.625	10/1/2012	91,750
160,000	Michael Foods, Inc.	8.000	11/15/2013	155,200
100,000	Omega Healthcare Investors, Inc.	7.000	4/1/2014	92,000
200,000	Omnicare, Inc.	6.875	12/15/2015	178,000
100,000	Smithfield Foods, Inc.	7.000	8/1/2011	87,000
210,000	Stater Brothers Holdings, Inc.	8.125	6/15/2012	205,800
340,000	SUPERVALU, Inc.	7.500	11/15/2014	329,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (62.8%)	Rate	Date	Value
Consumer Non-Cyclical — continued
$200,000	Tenet Healthcare Corporation	7.375%	2/1/2013	$182,000
200,000	Tenet Healthcare Corporation *	9.250	2/1/2015	189,000
200,000	Tyson Foods, Inc.	6.850	4/1/2016	165,000
	Total Consumer Non-Cyclical			4,370,462

Energy (3.0%)
320,000	Chesapeake Energy Corporation ‡	6.375	6/15/2015	285,600
140,000	Chesapeake Energy Corporation ‡	6.250	1/15/2018	119,700
200,000	Cie Generale de Geophysique Veritas	7.500	5/15/2015	191,000
220,000	Connacher Oil and Gas, Ltd. ‡≤	10.250	12/15/2015	211,200
155,000	Denbury Resources, Inc.	7.500	12/15/2015	142,600
210,000	Forest Oil Corporation	7.250	6/15/2019	179,550
130,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	118,625
210,000	Newfield Exploration Company	6.625	4/15/2016	186,900
190,000	OPTI Canada, Inc.	8.250	12/15/2014	170,050
200,000	PetroHawk Energy Corporation	9.125	7/15/2013	188,000
140,000	Petroplus Finance, Ltd. ≤	7.000	5/1/2017	116,200
200,000	Pioneer Natural Resources Company	6.650	3/15/2017	178,277
220,000	Plains Exploration & Production Company	7.750	6/15/2015	202,400
205,000	Pride International, Inc.	7.375	7/15/2014	195,775
205,000	Sandridge Energy, Inc. ≤	8.000	6/1/2018	176,300
200,000	Tesoro Corporation	6.625	11/1/2015	163,000
205,000	Whiting Petroleum Corporation	7.000	2/1/2014	174,250
	Total Energy			2,999,427

Financials (3.9%)
200,000	AXA SA ≤	6.463	12/14/2018	114,225
80,000	Bank of America Corporation	8.000	1/30/2018	63,349
200,000	BBVA Bancomer SA ±≤	6.008	5/17/2022	176,239
100,000	Deluxe Corporation	5.125	10/1/2014	76,000
100,000	Fairfax Financial Holdings, Ltd.	7.750	6/15/2017	91,000
300,000	FTI Consulting, Inc.	7.625	6/15/2013	305,625
325,000	General Motors Acceptance Corporation, LLC	6.875	9/15/2011	145,011
205,000	General Motors Acceptance Corporation, LLC	6.875	8/28/2012	81,483
440,000	J.P. Morgan Chase Capital XX	6.550	9/29/2036	323,525
400,000	Lehman Brothers Holdings, Inc. =	7.000	9/27/2027	50,000
630,000	Lincoln National Corporation	7.000	5/17/2016	480,429
200,000	Mitsubishi UFG Capital Finance, Ltd.	6.346	7/25/2016	151,362
100,000	Nuveen Investment, Inc. ≤	10.500	11/15/2015	77,000
210,000	ProLogis Trust	5.625	11/15/2016	178,880
420,000	Rabobank Capital Funding Trust ≤	5.254	10/21/2016	362,016
210,000	Rouse Company	3.625	3/15/2009	186,900
105,000	Rouse Company, LP ≤	6.750	5/1/2013	71,400
420,000	Royal Bank of Scotland Group plc ≤	6.990	10/5/2017	313,005
420,000	Swiss RE Capital I, LP ≤	6.854	5/25/2016	356,952
420,000	Wachovia Capital Trust III	5.800	3/15/2042	176,400
80,000	Wells Fargo Capital XIII	7.700	3/26/2013	69,761
	Total Financials			3,850,562

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (62.8%)	Rate	Date	Value
Mortgage-Backed Securities (2.1%)
$2,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.500%	10/1/2038	$2,050,624
	Total Mortgage-Backed Securities			2,050,624

Technology (1.9%)
100,000	Amkor Technologies, Inc.	7.750	5/15/2013	85,500
26,000	Avago Technologies Finance Pte †	8.311	12/1/2008	25,740
130,000	Avago Technologies Finance Pte ±	10.125	12/1/2013	131,300
200,000	First Data Corporation ≤	9.875	9/24/2015	157,000
170,000	Flextronics International, Ltd.	6.250	11/15/2014	143,650
310,000	Freescale Semiconductor, Inc.	8.875	12/15/2014	213,900
205,000	Iron Mountain, Inc.	7.750	1/15/2015	202,950
80,000	NXP BV/NXP Funding, LLC †	5.541	10/15/2008	52,800
140,000	NXP BV/NXP Funding, LLC *	9.500	10/15/2015	72,100
160,000	Sanmina-SCI Corporation	6.750	3/1/2013	140,000
230,000	Seagate Technology HDD Holdings	6.800	10/1/2016	201,250
330,000	Sungard Data Systems, Inc.	4.875	1/15/2014	280,500
210,000	Unisys Corporation	8.000	10/15/2012	170,100
	Total Technology			1,876,790

Transportation (1.0%)
105,000	Avis Budget Car Rental, LLC	7.750	5/15/2016	65,625
191,770	Continental Airlines, Inc.	7.875	7/2/2018	124,651
140,000	Delta Air Lines, Inc. ‡	7.920	11/18/2010	121,100
270,000	Hertz Corporation ‡	8.875	1/1/2014	232,875
150,000	Kansas City Southern de Mexico SA de CV	7.625	12/1/2013	143,250
324,359	Piper Jaffray Equipment Trust Securities ≤ ƒ	6.750	4/1/2011	259,488
	Total Transportation			946,989

Utilities (5.8%)
430,000	AES Corporation ±	7.750	10/15/2015	390,225
100,000	AmeriGas Partners, LP	7.250	5/20/2015	91,000
210,000	Copano Energy, LLC ‡	8.125	3/1/2016	192,150
110,000	Dynegy Holdings, Inc. *	6.875	4/1/2011	100,100
120,000	Dynegy Holdings, Inc.	8.375	5/1/2016	104,400
100,000	Dynegy Holdings, Inc.	7.750	6/1/2019	80,000
120,000	Edison Mission Energy	7.500	6/15/2013	115,200
130,000	Edison Mission Energy	7.750	6/15/2016	122,200
200,000	Edison Mission Energy	7.000	5/15/2017	180,000
250,000	El Paso Corporation	6.875	6/15/2014	230,568
210,000	Energy Future Holdings Corporation ≤	10.875	11/1/2017	189,525
700,000	Enterprise Products Operating, LP ±	7.034	1/15/2018	564,361
410,000	Exelon Corporation	4.900	6/15/2015	361,021
160,000	Illinois Power Company	6.125	11/15/2017	146,878
430,000	Intergen NV ≤	9.000	6/30/2017	430,000
120,000	Kinder Morgan Finance Company ulc	5.700	1/5/2016	103,200
170,000	Mirant North America, LLC	7.375	12/31/2013	159,800
540,000	NRG Energy, Inc.	7.375	2/1/2016	486,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (62.8%)	Rate	Date	Value
Utilities — continued
$110,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125%	6/15/2014	$108,114
100,000	PNM Resources, Inc.	9.250	5/15/2015	98,500
210,000	Regency Energy Partners, LP	8.375	12/15/2013	189,000
105,000	Reliant Energy Resources Corporation	6.750	12/15/2014	89,775
410,000	Reliant Resources, Inc. *	7.875	6/15/2017	303,400
205,000	Sabine Pass LNG, LP	7.500	11/30/2016	159,900
150,000	SemGroup, LP ≤	8.750	11/15/2015	15,000
110,000	Southern Star Central Corporation	6.750	3/1/2016	100,925
200,000	Southern Union Company	7.200	11/1/2011	146,882
330,000	Texas Competitive Electric Holdings Company, LLC ≤	10.250	11/1/2015	297,825
120,000	Williams Partners, LP	7.250	2/1/2017	111,600
	Total Utilities			5,667,549
	Total Long-Term Fixed Income (cost $69,387,660)			61,768,640

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (4.0%)	Rate (+)	Date	Value
3,960,127	Thrivent Financial Securities Lending Trust	2.800%	N/A	$3,960,127
	Total Collateral Held for Securities Loaned
	(cost $3,960,127)			3,960,127

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (5.1%)	Rate (+)	Date	Value
$200,000	Federal National Mortgage Association ‡	2.100%	12/10/2008	$199,028
4,790,578	Thrivent Money Market Portfolio	2.900	N/A	4,791,008
	Total Short-Term Investments (cost $4,990,201)			4,990,036
	Total Investments (cost $116,094,282) 105.6%			$103,924,435
	Other Assets and Liabilities, Net (5.6%)			(5,488,350)
	Total Net Assets 100.0%			$98,436,085

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	52	December 2008	$5,829,008	$5,836,188	$7,180
10-Yr. U.S. Treasury Bond Futures	(15)	December 2008	(1,734,681)	(1,719,375)	15,306
Russell 2000 Index Mini-Futures	1	December 2008	70,792	67,910	(2,882)
S&P 500 Index Mini-Futures	11	December 2008	645,043	642,070	(2,973)
Total Futures					$16,631

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At September 30, 2008, $99,514 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $10,103,666 of investments were earmarked as collateral to cover open financial futures contracts.

= In bankruptcy.

¿ These securities are Equity-Linked Structured Securities.

« All or a portion of the security is insured or guaranteed.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Portfolio’s Board of Directors and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2008, the value of these investments was $12,973,012 or 13.2% of total net assets.

ƒ Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Portfolio owned as of September 30, 2008.

	Acquisition
Security	Date	Cost
Piper Jaffray Equipment Trust Securities	9/13/2006	$320,746

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

ETF — Exchange Traded Fund.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,696,832
Gross unrealized depreciation	(13,866,679)
Net unrealized appreciation (depreciation)	($12,169,847)
Cost for federal income tax purposes	$116,094,282

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

Partner Socially Responsible Bond Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (82.0%)	Rate	Date	Value
Asset-Backed Securities (6.6%)
$70,000	American Express Credit Corporation †‡	2.547%	10/6/2008	$68,194
46,390	Americredit Automobile Receivables Trust ‡	4.870	12/6/2010	45,827
70,000	Americredit Automobile Receivables Trust ‡	5.200	3/6/2011	68,556
69,376	Americredit Automobile Receivables Trust ‡	3.430	7/6/2011	67,191
32,833	Americredit Automobile Receivables Trust ‡	5.420	8/8/2011	31,732
36,223	Americredit Automobile Receivables Trust ‡	5.210	10/6/2011	35,471
76,475	Bear Stearns Asset-Backed Securities, Inc. ‡	5.000	1/25/2034	65,294
46,244	Residential Asset Securitization Trust ‡	6.250	11/25/2036	34,740
35,081	Triad Auto Receivables Owner Trust ‡	4.770	1/12/2011	34,718
	Total Asset-Backed Securities			451,723

Capital Goods (1.8%)
70,000	Roper Industries, Inc. ‡	6.625	8/15/2013	71,577
50,000	Weyerhaeuser Company †‡	4.198	12/24/2008	49,464
	Total Capital Goods			121,041

Collateralized Mortgage Obligations (1.8%)
71,986	Chase Funding Mortgage Loan ‡	4.045	11/25/2029	68,922
36,006	Master Alternative Loans Trust ‡	6.250	7/25/2036	26,324
31,818	Structured Asset Securities Corporation	5.000	6/25/2035	27,669
	Total Collateralized Mortgage Obligations			122,915

Commercial Mortgage-Backed Securities (0.8%)
74,345	Credit Suisse First Boston Mortgage Securities Corporation ‡	4.647	12/25/2033	54,720
	Total Commercial Mortgage-Backed Securities			54,720

Communications Services (1.0%)
70,000	Thomson Reuters Corporation ‡	5.950	7/15/2013	69,917
	Total Communications Services			69,917

Consumer Cyclical (1.0%)
70,000	CVS Caremark Corporation †‡	3.111	12/1/2008	67,033
	Total Consumer Cyclical			67,033

Consumer Discretionary (0.8%)
60,000	Home Depot, Inc. ‡	2.944	12/16/2009	56,415
	Total Consumer Discretionary			56,415

Energy (3.6%)
15,000	Chesapeake Energy Corporation ‡	6.500	8/15/2017	13,125
80,000	Chesapeake Energy Corporation ‡	7.250	12/15/2018	73,600
70,000	Kinder Morgan Energy Partners, LP ‡	5.950	2/15/2018	62,352
110,000	Pioneer Natural Resources Company ‡	5.875	7/15/2016	94,770
	Total Energy			243,847

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

Partner Socially Responsible Bond Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (82.0%)	Rate	Date	Value
Financials (34.3%)
$100,000	Australia & New Zealand Banking Group, Ltd. ‡≤	6.200%	7/19/2013	$99,271
90,000	BAC Capital Trust XIV †‡	3.610	12/1/2008	71,975
75,000	Bank of America Corporation †‡	3.404	11/12/2008	74,019
73,500	Capital One Auto Finance Trust ‡	5.330	11/15/2010	73,149
100,000	Credit Agricole SA ‡≤	6.637	5/31/2017	76,913
70,000	Deutsche Bank NY †‡	3.476	12/18/2008	69,843
750,000	Giants Stadium, LLC †‡≤	10.000	10/6/2008	750,000
450,000	Giants Stadium, LLC †‡≤	9.490	10/8/2008	450,000
50,000	Glitnir Banki HF †‡≤	3.226	10/21/2008	38,046
80,000	Goldman Sachs Group, Inc. †‡	3.129	10/23/2008	75,835
70,000	Hartford Life Global Funding Trusts †‡	3.554	11/17/2008	68,576
50,000	HRPT Properties Trust †‡	3.419	12/16/2008	45,413
20,000	Huntington National Bank ‡	4.650	6/30/2009	19,169
70,000	Independence Community Bank Corporation ‡	3.750	4/1/2014	38,826
70,000	J.P. Morgan Chase & Company ‡	7.000	11/15/2009	70,014
50,000	Prologis ‡	6.625	5/15/2018	42,943
100,000	Royal Bank of Scotland Group plc ‡	7.640	9/29/2017	74,502
25,000	SLM Corporation †‡	2.940	10/27/2008	22,005
30,000	Sovereign Bancorp, Inc. †‡	3.090	12/1/2008	24,516
15,000	Sovereign Bank †‡	4.511	11/1/2008	10,980
150,000	Wachovia Capital Trust III ‡	5.800	3/15/2042	63,000
60,000	Wachovia Corporation	5.625	12/15/2008	56,625
40,000	Wells Fargo Capital XIII ‡	7.700	3/26/2013	34,880
	Total Financials			2,350,500

Technology (0.9%)
60,000	Hewlett-Packard Company †‡	2.829	12/15/2008	59,672
	Total Technology			59,672

Transportation (0.7%)
50,000	Skyway Concession Company, LLC †‡≤	4.042	12/30/2008	44,889
	Total Transportation			44,889

U.S. Government (25.9%)
750,000	Federal Home Loan Mortgage Corporation ‡	6.625	9/15/2009	774,293
1,000,000	U.S. Department of Housing & Urban Development ‡	3.440	8/1/2011	996,168
	Total U.S. Government			1,770,461

U.S. Municipals (2.8%)
100,000	Georgetown University ‡	7.220	4/1/2019	99,082
500,000	Toll Road Investors Partnership II, LP ‡≤	Zero Coupon	2/15/2043	94,530
	Total U.S. Municipals			193,612
	Total Long-Term Fixed Income (cost $5,700,343)			5,606,745

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

Partner Socially Responsible Bond Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Short-Term Investments (13.1%)	Rate (+)	Date	Value
$800,000	Federal Home Loan Bank Discount Notes ‡	0.350%	10/15/2008	$799,891
100,000	Federal National Mortgage Association ‡	2.100	12/10/2008	99,514
	Total Short-Term Investments (cost $899,488)			899,405
	Total Investments (cost $6,599,831) 95.1%			$6,506,150
	Other Assets and Liabilities, Net 4.9%			336,644
	Total Net Assets 100.0%			$6,842,794

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(20)	December 2008	($4,255,220)	($4,268,750)	($13,530)
10-Yr. U.S. Treasury Bond Futures	24	December 2008	2,774,567	2,751,000	(23,567)
20-Yr. U.S. Treasury Bond Futures	3	December 2008	352,879	351,515	(1,364)
Total Futures					($38,461)

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

‡ At September 30, 2008, $99,514 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $6,671,513 of investments were earmarked as collateral to cover open financial futures contracts.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Portfolio’s Board of Directors and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2008, the value of these investments was $1,553,648 or 22.7% of total net assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$35,452
Gross unrealized depreciation	(129,133)
Net unrealized appreciation (depreciation)	($93,681)
Cost for federal income tax purposes	$6,599,831

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

Income Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (101.6%)	Rate	Date	Value
Asset-Backed Securities (6.0%)
$3,708,098	Bear Stearns Mortgage Funding Trust †	3.347%	10/27/2008	$765,845
4,703,445	Capitalsource Commercial Loan Trust †≤ƒ	3.318	10/20/2008	4,039,258
7,000,000	Citibank Credit Card Issuance Trust ‡	5.650	9/20/2019	6,453,447
2,907,841	Credit Based Asset Servicing and Securitization, LLC †‡	3.317	10/27/2008	2,841,685
11,500,000	Discover Card Master Trust ‡	5.650	3/16/2020	9,967,544
7,823,149	Federal Home Loan Mortgage Corporation ±†	3.247	10/27/2008	7,560,340
4,406,165	First Franklin Mortgage Loan Asset-Backed
	Certificates ±†	3.297	10/27/2008	4,243,617
8,500,000	Ford Credit Floor Plan Master Owner Trust †‡	2.667	10/15/2008	8,445,626
66,671	GE Commercial Loan Trust †‡≤	2.846	10/20/2008	66,435
10,516,802	GMAC Mortgage Corporation Loan Trust †«	3.277	10/27/2008	6,624,901
282,323	GMAC Mortgage Corporation Loan Trust †«	3.307	10/27/2008	270,924
8,910,456	GMAC Mortgage Corporation Loan Trust †«	3.387	10/27/2008	4,952,262
1,837,746	IndyMac Seconds Asset-Backed Trust †«	3.377	10/27/2008	854,190
12,250,000	Merna Re, Ltd. ±†≤	5.512	12/30/2008	11,713,450
3,050,249	Residential Funding Mortgage Securities II †‡«	3.337	10/27/2008	2,869,729
	Total Asset-Backed Securities			71,669,253

Basic Materials (1.7%)
7,250,000	ArcelorMittal ‡≤	6.125	6/1/2018	6,424,305
5,200,000	E.I. Du Pont de Nemours & Company ±	6.000	7/15/2018	5,075,855
1,500,000	Freeport-McMoRan Copper & Gold, Inc. †‡	5.882	10/1/2008	1,436,835
3,500,000	Precision Castparts Corporation ‡	5.600	12/15/2013	3,519,652
4,550,000	Rio Tinto Finance, Ltd. ‡	6.500	7/15/2018	4,302,521
	Total Basic Materials			20,759,168

Capital Goods (3.8%)
1,800,000	Caterpillar Financial Services Corporation ‡	5.450	4/15/2018	1,610,348
5,525,000	Caterpillar Financial Services Corporation ‡	7.050	10/1/2018	5,516,900
2,400,000	CRH America, Inc. ‡	6.000	9/30/2016	2,068,274
5,000,000	CRH America, Inc. ‡	8.125	7/15/2018	4,905,425
6,700,000	Honeywell International, Inc. ‡	5.300	3/1/2018	6,306,368
5,200,000	John Deere Capital Corporation ‡	5.350	4/3/2018	4,714,024
3,900,000	John Deere Capital Corporation ‡	5.750	9/10/2018	3,627,133
1,805,000	Lockheed Martin Corporation ±	6.150	9/1/2036	1,719,528
5,250,000	Oakmont Asset Trust ‡≤	4.514	12/22/2008	5,246,183
1,800,000	Owens Corning, Inc. ‡	7.000	12/1/2036	1,446,977
3,427,382	Systems 2001 Asset Trust, LLC ≤	6.664	9/15/2013	3,355,907
5,500,000	United Technologies Corporation	4.875	5/1/2015	5,416,944
	Total Capital Goods			45,934,011

Collateralized Mortgage Obligations (4.1%)
8,761,483	Banc of America Mortgage Securities, Inc. ‡	4.801	9/25/2035	7,969,269
1,323,515	Citigroup Mortgage Loan Trust, Inc. ‡	5.536	3/25/2036	1,304,471
4,240,912	Deutsche Alt-A Securities, Inc. †‡	3.052	10/1/2008	2,414,977
3,870,079	HomeBanc Mortgage Trust ‡	5.990	4/25/2037	2,928,469
8,010,088	J.P. Morgan Mortgage Trust ±	5.004	7/25/2035	7,484,962

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

Income Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (101.6%)	Rate	Date	Value
Collateralized Mortgage Obligations — continued
$6,475,513	Merrill Lynch Mortgage Investors, Inc.	4.871%	6/25/2035	$5,912,312
5,284,763	Thornburg Mortgage Securities Trust †	3.297	10/27/2008	5,253,145
5,366,161	Wachovia Mortgage Loan Trust, LLC	5.564	5/20/2036	4,904,456
7,932,430	Washington Mutual Alternative Loan Trust †	3.415	10/1/2008	4,097,657
1,212,968	Washington Mutual Mortgage Pass-Through Certificates †	3.497	10/25/2008	766,224
2,745,775	Washington Mutual Mortgage Pass-Through Certificates	4.834	9/25/2035	2,500,173
3,477,438	Zuni Mortgage Loan Trust †	3.337	10/27/2008	3,351,558
	Total Collateralized Mortgage Obligations			48,887,673

Commercial Mortgage-Backed Securities (12.2%)
3,000,000	Banc of America Commercial Mortgage, Inc. ‡	5.118	7/11/2043	2,884,497
9,895,919	Banc of America Large Loan Trust †‡≤	2.597	10/15/2008	9,153,250
5,000,000	Banc of America Large Loan Trust ±†≤	2.697	10/15/2008	4,565,110
3,000,000	Bear Stearns Commercial Mortgage Securities, Inc. ±†≤	2.637	10/15/2008	2,794,728
41,089	Citigroup Commercial Mortgage Trust †‡≤	2.557	10/15/2008	38,796
12,500,000	Citigroup Commercial Mortgage Trust †‡≤	2.627	10/15/2008	10,949,550
300,218	Commercial Mortgage Pass-Through Certificates †‡≤	2.587	10/15/2008	285,564
2,000,000	Commercial Mortgage Pass-Through Certificates †‡≤	2.617	10/15/2008	1,773,614
10,000,000	Commercial Mortgage Pass-Through Certificates †‡≤	2.667	10/15/2008	8,983,950
7,500,000	Credit Suisse Mortgage Capital Certificates †‡≤	2.657	10/15/2008	6,872,325
10,000,000	Crown Castle International Corporation ‡≤	5.245	11/15/2036	9,746,800
10,750,000	Greenwich Capital Commercial Funding Corporation ‡	5.867	8/10/2017	8,329,680
5,500,000	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation ‡	4.302	1/15/2038	5,231,611
9,825,155	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation ‡	5.284	5/15/2047	9,358,569
10,000,000	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation ‡	5.336	5/15/2047	8,606,100
11,500,000	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation ±	6.007	6/15/2049	9,839,872
6,000,000	Merrill Lynch Mortgage Trust ‡	4.747	5/12/2043	5,336,544
8,625,000	Merrill Lynch Mortgage Trust	5.442	1/12/2044	7,334,320
15,000,000	Wachovia Bank Commercial Mortgage Trust †≤	2.607	10/15/2008	13,589,670
7,700,000	Wachovia Bank Commercial Mortgage Trust	4.390	2/15/2036	7,278,017
13,000,000	Wachovia Bank Commercial Mortgage Trust	5.765	7/15/2045	11,525,527
1,580,251	Washington Mutual Asset Securities Corporation ≤	3.830	1/25/2035	1,522,809
	Total Commercial Mortgage-Backed Securities			146,000,903

Communications Services (8.4%)
4,275,000	AT&T, Inc. ‡	5.500	2/1/2018	3,806,973
2,100,000	AT&T, Inc. ‡	6.500	9/1/2037	1,786,428
2,000,000	AT&T, Inc. ‡	6.400	5/15/2038	1,678,440
3,075,000	British Telecom plc ‡	9.125	12/15/2030	3,067,577
6,310,000	Citizens Communications Company ±‡	6.250	1/15/2013	5,907,738
5,400,000	Comcast Corporation ‡	6.500	1/15/2015	5,188,536
4,300,000	Comcast Corporation ‡	5.900	3/15/2016	3,941,182
6,000,000	Comcast Corporation ‡	5.700	5/15/2018	5,237,082
2,700,000	Comcast Corporation ±	6.400	5/15/2038	2,159,865
6,000,000	Cox Communications, Inc. ‡	4.625	6/1/2013	5,546,484

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

Income Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (101.6%)	Rate	Date	Value
Communications Services — continued
$1,230,000	Cox Communications, Inc. ‡	5.450%	12/15/2014	$1,146,059
6,500,000	Deutsche Telekom International Finance BV ±	6.750	8/20/2018	6,024,525
5,350,000	Intelsat Subsidiary Holding Company, Ltd. ‡≤	8.875	1/15/2015	4,895,250
1,350,000	New Cingular Wireless Services, Inc. ‡	8.750	3/1/2031	1,492,641
2,140,000	News America, Inc. ±	6.400	12/15/2035	1,797,666
2,275,000	News America, Inc. ‡	6.650	11/15/2037	1,908,097
1,055,000	Rogers Cable, Inc.	6.750	3/15/2015	1,034,767
510,000	Rogers Cable, Inc.	8.750	5/1/2032	574,554
3,750,000	Rogers Communications, Inc. ±	6.800	8/15/2018	3,547,612
3,000,000	Rogers Wireless Communications, Inc.	6.375	3/1/2014	2,869,146
3,200,000	Rogers Wireless Communications, Inc. ‡	7.500	3/15/2015	3,252,768
5,450,000	Telecom Italia Capital SA	5.250	11/15/2013	4,835,186
2,750,000	Telecom Italia Capital SA	5.250	10/1/2015	2,289,100
4,400,000	Telefonica Emisones SAU *	6.221	7/3/2017	4,049,628
4,500,000	Thomson Reuters Corporation ±	6.500	7/15/2018	4,303,634
3,500,000	Time Warner Cable, Inc.	5.850	5/1/2017	3,083,633
3,300,000	Time Warner Cable, Inc. ±	6.750	7/1/2018	3,081,969
1,850,000	Time Warner Entertainment Company, LP	8.375	3/15/2023	1,832,636
4,555,000	Verizon Communications, Inc.	5.550	2/15/2016	4,197,888
1,835,000	Verizon Communications, Inc.	5.500	4/1/2017	1,647,390
2,750,000	Verizon Communications, Inc.	5.500	2/15/2018	2,430,890
2,000,000	Verizon Communications, Inc. *	6.900	4/15/2038	1,772,840
	Total Communications Services			100,388,184

Consumer Cyclical (2.8%)
6,500,000	D.R. Horton, Inc. ‡	5.375	6/15/2012	5,330,000
7,250,000	Ford Motor Credit Company ‡	7.375	10/28/2009	5,828,754
1,200,000	JC Penney & Company, Inc. ‡	7.950	4/1/2017	1,164,841
4,400,000	Macy’s Retail Holdings, Inc. ‡	7.875	7/15/2015	4,172,062
4,200,000	McDonald’s Corporation ‡	5.800	10/15/2017	4,176,602
2,600,000	McDonald’s Corporation ±	6.300	3/1/2038	2,505,649
4,100,000	Nissan Motor Acceptance Corporation ‡≤	5.625	3/14/2011	4,143,263
3,200,000	Walmart Stores, Inc.	4.250	4/15/2013	3,140,806
3,025,000	Walmart Stores, Inc. ±	5.875	4/5/2027	2,824,669
	Total Consumer Cyclical			33,286,646

Consumer Non-Cyclical (4.4%)
3,000,000	AmerisourceBergen Corporation ‡	5.875	9/15/2015	2,709,633
4,300,000	AstraZeneca plc ‡	5.400	9/15/2012	4,320,167
3,325,000	Baxter International, Inc. ±	5.900	9/1/2016	3,337,559
6,000,000	Bunge Limited Finance Corporation ‡	5.350	4/15/2014	5,615,646
6,500,000	Cargill, Inc. ‡≤	5.600	9/15/2012	6,421,909
3,600,000	Community Health Systems, Inc. ‡	8.875	7/15/2015	3,420,000
3,500,000	General Mills, Inc. ‡	5.650	9/10/2012	3,532,620
4,600,000	General Mills, Inc. ±	5.200	3/17/2015	4,413,861
3,150,000	HCA, Inc. ‡	9.250	11/15/2016	3,063,375
630,000	Johnson & Johnson Company ‡	5.950	8/15/2037	623,092
5,600,000	Kellogg Company ‡	4.250	3/6/2013	5,402,628

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

Income Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (101.6%)	Rate	Date	Value
Consumer Non-Cyclical — continued
$2,500,000	Kroger Company ‡	6.400%	8/15/2017	$2,397,105
1,625,000	Kroger Company ‡	6.150	1/15/2020	1,489,790
1,600,000	Safeway, Inc.	6.350	8/15/2017	1,550,672
3,000,000	Schering-Plough Corporation ‡	6.000	9/15/2017	2,813,226
1,425,000	Wyeth	5.950	4/1/2037	1,284,884
	Total Consumer Non-Cyclical			52,396,167

Energy (7.9%)
4,145,000	Apache Corporation ‡	5.250	4/15/2013	4,026,287
6,850,000	CenterPoint Energy Resources Corporation ‡	6.125	11/1/2017	6,123,146
1,550,000	Consolidated Natural Gas Company ‡	5.000	12/1/2014	1,427,814
5,900,000	Energy Transfer Partners, LP ‡	6.700	7/1/2018	5,592,445
4,800,000	Enterprise Products Operating, LP ±‡	5.600	10/15/2014	4,523,006
4,000,000	Enterprise Products Operating, LP ‡	6.300	9/15/2017	3,730,348
4,500,000	EOG Resources, Inc. ‡	5.875	9/15/2017	4,231,300
2,700,000	Magellan Midstream Partners, LP ±	6.450	6/1/2014	2,758,606
2,900,000	Marathon Oil Corporation ‡	6.000	10/1/2017	2,605,073
1,100,000	Nexen, Inc. ‡	5.650	5/15/2017	939,606
3,075,000	Nexen, Inc. ‡	6.400	5/15/2037	2,434,431
3,250,000	Oneok Partners, LP	6.850	10/15/2037	2,914,636
3,150,000	Plains All American Pipeline, LP/PAA
	Finance Corporation ‡≤	6.500	5/1/2018	2,841,609
2,500,000	Premcor Refining Group, Inc. ‡	6.125	5/1/2011	2,532,005
2,800,000	Premcor Refining Group, Inc. ‡	6.750	5/1/2014	2,834,734
3,800,000	Quicksilver Resources, Inc. ‡	7.750	8/1/2015	3,477,000
3,450,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II ≤	5.298	9/30/2020	3,087,440
1,600,000	Ras Laffan Liquefied Natural Gas Company, Ltd. III ≤	5.832	9/30/2016	1,548,416
3,000,000	Southern Natural Gas Company ≤	5.900	4/1/2017	2,654,979
3,600,000	Southern Star Central Corporation	6.750	3/1/2016	3,303,000
3,000,000	Transcontinental Gas Pipe Corporation	8.875	7/15/2012	3,258,492
900,000	Transcontinental Gas Pipe Corporation	6.400	4/15/2016	862,433
5,400,000	Transocean, Inc. ‡	6.000	3/15/2018	5,039,798
4,500,000	Weatherford International, Ltd.	5.150	3/15/2013	4,333,720
2,400,000	Weatherford International, Ltd.	6.000	3/15/2018	2,154,751
8,400,000	Western Oil Sands, Inc.	8.375	5/1/2012	8,861,546
3,100,000	XTO Energy, Inc.	5.300	6/30/2015	2,881,369
2,500,000	XTO Energy, Inc.	6.750	8/1/2037	2,218,292
1,150,000	XTO Energy, Inc.	6.375	6/15/2038	938,968
	Total Energy			94,135,250

Financials (22.2%)
1,425,000	Ace INA Holdings, Inc. ‡	5.800	3/15/2018	1,298,306
2,250,000	American Express Bank FSB/Salt Lake City, UT ‡	6.000	9/13/2017	1,879,106
2,800,000	American Express Centurion Bank ‡	5.550	10/17/2012	2,586,352
3,250,000	American Express Credit Corporation ‡	7.300	8/20/2013	3,134,710
5,000,000	American International Group, Inc. ≤	8.250	8/15/2018	2,904,865
2,600,000	Australia & New Zealand Banking Group, Ltd. ≤	6.200	7/19/2013	2,581,046
3,900,000	AXA SA ‡≤	6.463	12/14/2018	2,227,380
3,000,000	Bank of America Corporation ±	6.000	9/1/2017	2,587,815

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

Income Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (101.6%)	Rate	Date	Value
Financials — continued
$7,825,000	Bank of America Corporation ±‡	8.125%	5/15/2018	$6,322,130
2,800,000	Bear Stearns Companies, Inc. ±	6.950	8/10/2012	2,828,347
3,800,000	Bear Stearns Companies, Inc. ±	6.400	10/2/2017	3,548,809
3,350,000	BNP Paribas SA ‡≤	5.186	6/29/2015	2,566,144
6,000,000	Capmark Financial Group, Inc. ‡	6.300	5/10/2017	2,357,646
3,250,000	Chubb Corporation ‡	5.750	5/15/2018	3,011,798
4,000,000	CIGNA Corporation ‡	6.350	3/15/2018	3,803,244
6,400,000	CIT Group, Inc. ‡	7.625	11/30/2012	4,059,942
1,900,000	Citigroup Capital XXI ‡	8.300	12/21/2037	1,415,616
7,500,000	Citigroup, Inc. ±	6.500	8/19/2013	6,665,760
3,100,000	Citigroup, Inc. ±	5.000	9/15/2014	2,376,807
3,800,000	Citigroup, Inc. ‡	6.000	8/15/2017	3,219,113
3,150,000	Citigroup, Inc.	8.400	4/30/2018	2,144,079
6,300,000	CME Group, Inc. ±	5.400	8/1/2013	6,319,076
3,000,000	Corestates Capital Trust I ±≤	8.000	12/15/2026	1,918,623
8,075,000	Countrywide Financial Corporation, Convertible †‡≤	Zero Coupon	10/15/2008	7,913,500
4,125,000	Countrywide Home Loans, Inc.	4.125	9/15/2009	3,793,758
1,800,000	Coventry Health Care, Inc.	5.875	1/15/2012	1,733,931
1,500,000	Coventry Health Care, Inc.	6.125	1/15/2015	1,343,943
900,000	Coventry Health Care, Inc. ‡	5.950	3/15/2017	750,203
3,600,000	Credit Agricole SA ≤	6.637	5/31/2017	2,768,868
4,500,000	Credit Suisse/New York NY ‡	6.000	2/15/2018	3,920,404
4,200,000	Endurance Specialty Holdings, Ltd. ‡	6.150	10/15/2015	3,517,630
2,500,000	ERP Operating, LP ±‡	5.125	3/15/2016	2,094,008
2,800,000	General Electric Capital Corporation ±	5.625	9/15/2017	2,403,100
4,500,000	General Electric Capital Corporation ‡	6.375	11/15/2017	3,641,274
1,300,000	General Electric Capital Corporation ‡	6.150	8/7/2037	995,332
650,000	General Electric Capital Corporation ±	5.875	1/14/2038	479,212
7,200,000	General Motors Acceptance Corporation, LLC ‡	6.000	12/15/2011	3,201,401
5,500,000	Goldman Sachs Group, Inc. ‡	5.125	1/15/2015	4,539,975
2,600,000	Goldman Sachs Group, Inc. ‡	6.150	4/1/2018	2,161,936
1,300,000	Goldman Sachs Group, Inc. ‡	6.750	10/1/2037	867,867
4,000,000	HSBC Capital Funding, LP/Jersey Channel Islands ‡≤	9.547	6/30/2010	3,672,000
1,220,000	HSBC Holdings plc ±	6.500	5/2/2036	1,010,474
2,200,000	HSBC Holdings plc ‡	6.800	6/1/2038	1,862,920
3,250,000	International Lease Finance Corporation ‡	5.750	6/15/2011	2,342,100
2,800,000	J.P. Morgan Chase & Company ‡	5.750	1/2/2013	2,680,605
8,000,000	J.P. Morgan Chase & Company ‡	7.900	4/30/2018	6,735,040
3,250,000	Keybank National Association ‡	5.500	9/17/2012	2,536,271
5,500,000	Lehman Brothers Holdings, Inc. =	5.625	1/24/2013	687,500
2,840,000	Liberty Property, LP ±	5.500	12/15/2016	2,362,874
2,805,000	Lincoln National Corporation ‡	7.000	5/17/2016	2,139,054
5,000,000	Merrill Lynch & Company, Inc. ±	5.450	2/5/2013	4,504,105
5,000,000	Merrill Lynch & Company, Inc. ‡	6.875	4/25/2018	4,423,750
1,350,000	Merrill Lynch & Company, Inc. ‡	6.110	1/29/2037	937,192
3,800,000	MetLife Capital Trust X ‡≤	9.250	4/8/2038	3,606,952
4,400,000	MetLife, Inc. ±	6.817	8/15/2018	4,163,298
6,730,000	Mitsubishi UFG Capital Finance, Ltd.	6.346	7/25/2016	5,093,325
6,700,000	Morgan Stanley ±	6.625	4/1/2018	4,434,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

Income Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (101.6%)	Rate	Date	Value
Financials — continued
$3,630,000	Morgan Stanley ±	6.250%	8/9/2026	$2,219,088
7,150,000	Nationwide Health Properties, Inc. ‡	6.250	2/1/2013	7,129,615
5,706,960	Preferred Term Securities XXIII, Ltd. †≤ƒ	3.019	12/22/2008	3,688,123
2,670,000	ProLogis ‡	5.500	4/1/2012	2,560,260
2,600,000	ProLogis ‡	5.625	11/15/2015	2,273,164
2,000,000	ProLogis *	6.625	5/15/2018	1,717,732
2,900,000	Prudential Financial, Inc. ‡	6.000	12/1/2017	2,585,054
1,095,000	Prudential Financial, Inc. ‡	5.900	3/17/2036	842,831
1,120,000	Prudential Financial, Inc.	5.700	12/14/2036	827,239
2,400,000	QBE Capital Funding II, LP ≤	6.797	6/1/2017	1,916,081
3,750,000	RBS Capital Trust I ‡	5.512	9/30/2014	3,030,161
2,500,000	Regency Centers, LP ±	5.875	6/15/2017	2,211,558
4,785,000	Reinsurance Group of America, Inc. ±	5.625	3/15/2017	3,902,574
6,000,000	Resona Bank, Ltd. ≤	5.850	4/15/2016	4,412,904
2,280,000	Simon Property Group, LP	5.750	12/1/2015	2,154,776
4,700,000	SLM Corporation	5.400	10/25/2011	3,290,000
2,600,000	SLM Corporation	8.450	6/15/2018	1,768,000
3,660,000	SMFG Preferred Capital GBP 1, Ltd. ≤	6.078	1/25/2017	2,613,423
4,200,000	Swiss RE Capital I, LP ≤	6.854	5/25/2016	3,569,521
995,000	Travelers Companies, Inc.	6.250	6/15/2037	862,601
3,000,000	Travelers Property Casualty Corporation	5.000	3/15/2013	2,893,506
2,500,000	United Health Group	6.500	6/15/2037	2,075,402
3,800,000	UnitedHealth Group, Inc.	6.000	11/15/2017	3,477,270
3,825,000	Wachovia Bank NA	4.875	2/1/2015	2,267,215
3,585,000	Wachovia Capital Trust III	5.800	3/15/2042	1,505,700
1,300,000	Wachovia Corporation	7.980	3/15/2018	543,322
5,175,000	WEA Finance, LLC ≤	7.125	4/15/2018	4,652,346
6,000,000	WellPoint, Inc. ±	5.000	12/15/2014	5,484,270
5,300,000	Wells Fargo & Company	5.625	12/11/2017	4,870,928
5,500,000	Wells Fargo Capital XIII	7.700	3/26/2013	4,796,055
4,400,000	Wells Fargo Capital XV	9.750	9/26/2013	4,268,000
4,600,000	Willis North America, Inc. ±	6.200	3/28/2017	3,999,507
	Total Financials			265,482,742

Foreign (0.1%)
1,100,000	United Mexican States	6.050	1/11/2040	985,600
	Total Foreign			985,600

Mortgage-Backed Securities (9.4%)
58,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	5.500	10/1/2038	57,836,907
28,500,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.000	10/1/2038	28,865,142
25,500,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.500	10/1/2038	26,145,456
	Total Mortgage-Backed Securities			112,847,505

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

Income Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (101.6%)	Rate	Date	Value
Technology (0.5%)
$3,900,000	Hewlett-Packard Company ±	4.500%	3/1/2013	$3,747,424
3,000,000	Hewlett-Packard Company ±	5.500	3/1/2018	2,815,155
	Total Technology			6,562,579

Transportation (3.5%)
2,800,000	Burlington Northern Santa Fe Corporation ‡	7.000	12/15/2025	2,783,010
575,311	Continental Airlines, Inc. ‡	7.875	7/2/2018	373,952
3,250,000	Continental Airlines, Inc. ‡	5.983	4/19/2022	2,502,500
6,500,000	Delta Air Lines, Inc. ‡	7.111	9/18/2011	5,996,250
3,518,470	FedEx Corporation	6.845	1/15/2019	3,720,337
3,265,284	FedEx Corporation ‡	6.720	1/15/2022	3,306,288
5,850,000	Kansas City Southern de Mexico SA de CV ±	7.375	6/1/2014	5,586,750
6,950,000	Northwest Airlines, Inc. ‡	6.841	4/1/2011	6,428,750
4,378,853	Piper Jaffray Equipment Trust Securities ‡≤ƒ	6.750	4/1/2011	3,503,082
4,700,000	Union Pacific Corporation	5.450	1/31/2013	4,609,379
2,600,000	Union Pacific Corporation	5.700	8/15/2018	2,421,341
	Total Transportation			41,231,639

U.S. Government (8.4%)
14,000,000	Federal Home Loan Bank *	4.625	10/10/2012	14,302,372
5,000,000	Federal Home Loan Mortgage Corporation *	4.625	10/25/2012	5,139,625
12,500,000	Federal Home Loan Mortgage Corporation *	4.125	9/27/2013	12,597,525
5,000,000	Federal Home Loan Mortgage Corporation	5.000	12/14/2018	4,699,780
13,000,000	Federal National Mortgage Association ‡	5.250	8/1/2012	13,150,280
6,000,000	U.S. Treasury Bonds *	6.250	8/15/2023	7,204,218
1,030,000	U.S. Treasury Bonds *	5.000	5/15/2037	1,145,795
2,070,000	U.S. Treasury Bonds *	4.375	2/15/2038	2,096,359
7,200,000	U.S. Treasury Notes *	2.750	2/28/2013	7,162,877
8,665,000	U.S. Treasury Notes *	4.000	8/15/2018	8,788,208
24,209,648	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	24,149,123
	Total U.S. Government			100,436,162

U.S. Municipals (0.5%)
5,900,000	California Infrastructure & Economic Bank
	Revenue Bonds ÷‡	5.000	7/1/2036	5,729,136
	Total U.S. Municipals			5,729,136

Utilities (5.7%)
6,300,000	AES Corporation ‡≤	8.000	6/1/2020	5,512,500
1,775,000	Cleveland Electric Illuminating Company ±	5.700	4/1/2017	1,589,765
2,400,000	Columbus Southern Power Company ±	6.050	5/1/2018	2,246,609
2,930,000	Commonwealth Edison Company ‡	5.400	12/15/2011	2,864,602
3,500,000	Commonwealth Edison Company ‡	7.500	7/1/2013	3,651,130
1,500,000	Commonwealth Edison Company ‡	6.150	9/15/2017	1,418,565

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

Income Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (101.6%)	Rate	Date	Value
Utilities — continued
$2,500,000	DTE Energy Company ‡	6.375%	4/15/2033	$2,089,898
1,500,000	Exelon Corporation ‡	6.750	5/1/2011	1,511,280
3,500,000	Exelon Corporation ±	4.900	6/15/2015	3,081,890
2,000,000	Florida Power Corporation ±	6.400	6/15/2038	1,893,860
3,600,000	Illinois Power Company ‡	6.125	11/15/2017	3,304,760
3,000,000	ITC Holdings Corporation ‡≤	5.875	9/30/2016	2,826,633
4,000,000	ITC Holdings Corporation ‡≤	6.050	1/31/2018	3,775,096
2,400,000	MidAmerican Energy Holdings Company ‡	6.125	4/1/2036	2,018,592
3,350,000	MidAmerican Energy Holdings Company ‡	6.500	9/15/2037	2,939,156
2,800,000	Nevada Power Company ‡	6.750	7/1/2037	2,508,806
2,800,000	Nisource Finance Corporation ‡	6.400	3/15/2018	2,509,329
2,000,000	NRG Energy, Inc. ‡	7.250	2/1/2014	1,855,000
1,500,000	NRG Energy, Inc. ‡	7.375	2/1/2016	1,350,000
1,550,000	Ohio Edison Company ±	6.875	7/15/2036	1,380,216
1,028,982	Power Contract Financing, LLC ‡≤ƒ	6.256	2/1/2010	1,042,338
2,507,547	Power Receivables Finance, LLC ‡≤ƒ	6.290	1/1/2012	2,594,609
1,075,000	Progress Energy, Inc. ‡	7.000	10/30/2031	1,016,574
4,800,000	PSEG Power, LLC ‡	5.000	4/1/2014	4,352,976
2,770,000	Southwestern Public Service Company	6.000	10/1/2036	2,402,282
1,345,000	TXU Corporation	5.550	11/15/2014	1,003,716
2,900,000	Union Electric Company ±	6.400	6/15/2017	2,765,005
1,300,000	Virginia Electric and Power Company	5.950	9/15/2017	1,237,197
1,300,000	Virginia Electric and Power Company	6.350	11/30/2037	1,173,435
	Total Utilities			67,915,819
	Total Long-Term Fixed Income (cost $1,352,404,270)			1,214,648,437

Shares	Preferred Stock (0.1%)			Value
359,990	Federal National Mortgage Association			$784,778
	Total Preferred Stock
	(cost $6,968,173)			784,778

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (4.5%)	Rate (+)	Date	Value
53,702,341	Thrivent Financial Securities Lending Trust	2.800%	N/A	$53,702,341
	Total Collateral Held for Securities Loaned
	(cost $53,702,341)			53,702,341

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

Income Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (6.7%)	Rate (+)	Date	Value
$15,000,000	Federal Home Loan Bank Discount Notes	2.250%	10/10/2008	$14,991,562
4,800,000	Federal National Mortgage Association ‡	2.377	12/10/2008	4,776,667
7,325,000	Novartis Finance Corporation	1.250	10/1/2008	7,325,000
47,651,427	Thrivent Money Market Portfolio	2.900	N/A	47,651,427
5,000,000	Yale University	2.620	10/9/2008	4,997,089
	Total Short-Term Investments (cost $79,742,983)			79,741,745
	Total Investments (cost $1,492,817,767) 112.9%			$1,348,877,301
	Other Assets and Liabilities, Net (12.9%)			(154,501,978)
	Total Net Assets 100.0%			$1,194,375,323

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	315	December 2008	$67,067,994	$67,232,813	$164,819
5-Yr. U.S. Treasury Bond Futures	(560)	December 2008	(63,021,221)	(62,851,252)	169,969
10-Yr. U.S. Treasury Bond Futures	(905)	December 2008	(104,475,245)	(103,735,625)	739,620
20-Yr. U.S. Treasury Bond Futures	565	December 2008	66,679,153	66,202,113	(477,040)
EURO Foreign Exchange Currency	(57)	December 2008	(9,946,571)	(10,070,475)	(123,904)
Futures
Total Futures					$473,464

			Notional
	Buy/Sell	Termination	Principal		Unrealized
Swaps and Counterparty	Protection	Date	Amount	Value	Gain/(Loss)
Credit Default Swaps
CDS HY, Series 10,	Sell	June 2013	$22,170,000	($2,183,380)	($109,144)
5 Year, at 5.00%;
Bank of America
CDX IG, Series 10,	Sell	June 2013	9,700,000	(58,326)	48,067
5 Year, at 1.55%;
Bank of America
CDX IG, Series 10,	Sell	June 2013	9,700,000	(58,326)	40,262
5 Year, at 1.55%;
J.P. Morgan Chase and Co.
CDX IG Hvol, Series 10,	Buy	June 2013	6,300,000	187,193	401,671
5 Year, at 3.50%;
J.P. Morgan Chase and Co.
LCDX North America, Series 9,	Sell	December 2012	16,000,000	(1,297,707)	(942,092)
5 Year, at 2.43%;
J.P. Morgan Chase and Co.
Total Swaps				($3,410,546)	($561,236)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

Income Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At September 30, 2008, $4,684,870 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $472,791,824 and $71,466,776 of investments were earmarked as collateral to cover open financial futures contracts and swap contracts, respectively.

÷ Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principals and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Portfolio’s Board of Directors and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2008, the value of these investments was $196,980,602 or 16.5% of total net assets.

« All or a portion of the security is insured or guaranteed.

= In bankruptcy.

ƒ Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Portfolio owned as of September 30, 2008.

	Acquisition
Security	Date	Cost
Capitalsource Commercial Loan Trust	4/5/2007	$4,703,445
Piper Jaffray Equipment Trust Securities	9/13/2006	4,330,072
Power Contract Financing, LLC	6/11/2003	1,028,820
Power Receivables Finance, LLC	9/3/2003	2,506,810
Preferred Term Securities XXIII, Ltd.	9/14/2006	5,706,960

Definitions:

TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,902,781
Gross unrealized depreciation	(147,843,247)
Net unrealized appreciation (depreciation)	($143,940,466)
Cost for federal income tax purposes	$1,492,817,767

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

Bond Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (112.1%)	Rate	Date	Value
Asset-Backed Securities (9.2%)
$1,682,165	Americredit Automobile Receivables Trust ±†«	2.567%	10/6/2008	$1,574,510
794,592	Bear Stearns Mortgage Funding Trust †	3.347	10/27/2008	164,110
1,720,131	Countrywide Asset-Backed Certificates ±«	5.549	4/25/2036	1,562,968
750,000	Countrywide Home Loans Asset-Backed Securities ±«	6.085	6/25/2021	312,511
1,453,921	Credit Based Asset Servicing and Securitization, LLC ±†	3.317	10/27/2008	1,420,842
1,048,038	Credit Based Asset Servicing and Securitization, LLC ±	5.501	12/25/2036	953,397
1,200,000	Discover Card Master Trust ±«	5.650	3/16/2020	1,040,092
1,339,470	First Franklin Mortgage Loan Asset-Backed
	Certificates ±†«	3.317	10/27/2008	1,303,506
1,798,552	First Horizon ABS Trust ±†«	3.337	10/27/2008	1,255,364
1,499,743	First Horizon ABS Trust †«	3.367	10/27/2008	747,866
1,500,000	Ford Credit Floor Plan Master Owner Trust ±†«	2.667	10/15/2008	1,490,404
2,743,513	GMAC Mortgage Corporation Loan Trust †«	3.277	10/27/2008	1,728,235
2,227,614	GMAC Mortgage Corporation Loan Trust †«	3.387	10/27/2008	1,238,066
37,468	Green Tree Financial Corporation «	6.330	11/1/2029	36,762
1,225,164	IndyMac Seconds Asset-Backed Trust †«	3.377	10/27/2008	569,460
677,833	Residential Funding Mortgage Securities II ±†«	3.337	10/27/2008	637,717
294,478	SLM Student Loan Trust †	2.810	10/27/2008	293,503
1,705,379	Wachovia Asset Securitization, Inc. ±†≤«	3.347	10/27/2008	1,091,241
	Total Asset-Backed Securities			17,420,554

Basic Materials (1.0%)
500,000	Alcan, Inc. ±	5.200	1/15/2014	482,122
275,000	Alcan, Inc. ±	6.125	12/15/2033	227,092
300,000	Codelco, Inc. ±≤	6.375	11/30/2012	309,432
27,000	Dow Chemical Company	7.375	11/1/2029	26,172
300,000	Potash Corporation of Saskatchewan, Inc. ±	7.750	5/31/2011	314,367
500,000	Rio Tinto Finance, Ltd. ±	7.125	7/15/2028	478,368
	Total Basic Materials			1,837,553

Capital Goods (1.0%)
800,000	General Electric Company ±	5.000	2/1/2013	736,814
500,000	Honeywell International, Inc. ±	5.300	3/1/2018	470,624
350,000	John Deere Capital Corporation ±	7.000	3/15/2012	367,192
27,000	Lockheed Martin Corporation	6.150	9/1/2036	25,721
275,000	United Technologies Corporation	6.050	6/1/2036	256,295
	Total Capital Goods			1,856,646

Collateralized Mortgage Obligations (4.6%)
2,021,141	Chase Mortgage Finance Corporation ±	4.571	2/25/2037	1,807,098
2,002,522	J.P. Morgan Mortgage Trust ±	5.004	7/25/2035	1,871,241
1,618,878	Merrill Lynch Mortgage Investors, Inc. ±	4.871	6/25/2035	1,478,078
1,321,191	Thornburg Mortgage Securities Trust ±†	3.297	10/27/2008	1,313,286
1,581,946	Thornburg Mortgage Securities Trust ±†	3.317	10/27/2008	1,516,809
772,764	Zuni Mortgage Loan Trust ±†	3.337	10/27/2008	744,791
	Total Collateralized Mortgage Obligations			8,731,303

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

Bond Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (112.1%)	Rate	Date	Value
Commercial Mortgage-Backed Securities (9.4%)
$700,000	Banc of America Commercial Mortgage, Inc. ±	5.118%	7/11/2043	$673,049
2,500,000	Bear Stearns Commercial Mortgage Securities, Inc. †≤	2.637	10/15/2008	2,328,940
1,000,000	Bear Stearns Commercial Mortgage Securities, Inc. ±	5.835	9/11/2042	771,164
20,544	Citigroup Commercial Mortgage Trust †≤	2.557	10/15/2008	19,398
75,055	Commercial Mortgage Pass-Through Certificates †≤	2.587	10/15/2008	71,391
2,500,000	Commercial Mortgage Pass-Through Certificates ±†≤	2.617	10/15/2008	2,217,018
160,018	Credit Suisse First Boston Mortgage Securities
	Corporation	3.861	3/15/2036	157,153
500,000	Credit Suisse First Boston Mortgage Securities
	Corporation ±	4.829	11/15/2037	452,795
2,500,000	Credit Suisse Mortgage Capital Certificates ±†≤	2.657	10/15/2008	2,290,775
1,000,000	Crown Castle International Corporation ±≤	5.245	11/15/2036	974,680
800,000	General Electric Commercial Mortgage Corporation ±«	4.641	9/10/2013	753,213
500,000	GMAC Commercial Mortgage Securities, Inc. «	4.547	12/10/2041	470,946
1,000,000	Greenwich Capital Commercial Funding Corporation ±	5.867	8/10/2017	774,854
1,000,000	Greenwich Capital Commercial Funding Corporation ±«	5.317	6/10/2036	942,121
2,000,000	GS Mortgage Securities Corporation II ±†≤«	2.617	10/6/2008	1,793,062
500,000	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation ±	4.654	1/12/2037	467,526
1,500,000	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation ±	5.336	5/15/2047	1,290,915
41,983	LB-UBS Commercial Mortgage Trust	3.086	5/15/2027	41,823
700,000	LB-UBS Commercial Mortgage Trust	4.786	10/15/2029	633,849
750,000	LB-UBS Commercial Mortgage Trust ±	4.553	7/15/2030	733,482
	Total Commercial Mortgage-Backed Securities			17,858,154

Communications Services (2.0%)
300,000	AT&T, Inc.	6.400	5/15/2038	251,766
27,000	BellSouth Corporation	6.875	10/15/2031	24,220
302,000	British Telecom plc ±	9.125	12/15/2030	301,271
400,000	Cingular Wireless, Inc. ±	6.500	12/15/2011	407,140
500,000	Cox Communications, Inc.	7.750	11/1/2010	518,510
135,000	Cox Communications, Inc. ±≤	6.450	12/1/2036	113,659
200,000	France Telecom SA ±	7.750	3/1/2011	209,898
275,000	News America, Inc. ±	6.400	12/15/2035	231,009
275,000	SBC Communications, Inc.	5.875	2/1/2012	274,964
800,000	Telecom Italia Capital SA	5.250	10/1/2015	665,920
425,000	Tele-Communications, Inc. (TCI Group)	7.875	8/1/2013	441,646
300,000	Time Warner Cable, Inc.	7.300	7/1/2038	266,868
27,000	Verizon Global Funding Corporation	7.750	12/1/2030	25,506
	Total Communications Services			3,732,377

Consumer Cyclical (1.0%)
425,000	AOL Time Warner, Inc. ±	6.875	5/1/2012	421,386
27,000	AOL Time Warner, Inc.	7.625	4/15/2031	23,446
27,000	DaimlerChrysler North American Holdings Corporation	8.500	1/18/2031	27,129
325,000	McDonald’s Corporation ±	6.300	3/1/2038	313,206
27,000	Target Corporation	7.000	7/15/2031	27,101

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

Bond Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (112.1%)	Rate	Date	Value
Consumer Cyclical — continued
$527,000	Wal-Mart Stores, Inc. ±	7.550%	2/15/2030	$571,666
500,000	Walt Disney Company ±	5.625	9/15/2016	494,291
	Total Consumer Cyclical			1,878,225

Consumer Non-Cyclical (2.0%)
275,000	Boston Scientific Corporation	7.000	11/15/2035	244,750
600,000	Bunge Limited Finance Corporation ±	5.350	4/15/2014	561,565
475,000	Coca-Cola HBC Finance BV ±	5.125	9/17/2013	468,361
400,000	Genentech, Inc. ±	4.400	7/15/2010	403,332
300,000	GlaxoSmithKline Capital, Inc.	6.375	5/15/2038	281,638
600,000	Kellogg Company ±	4.250	3/6/2013	578,853
27,000	Kellogg Company	7.450	4/1/2031	29,603
27,000	Kraft Foods, Inc.	6.500	11/1/2031	23,474
300,000	Philip Morris International, Inc. ±	6.375	5/16/2038	263,890
475,000	Safeway, Inc.	4.125	11/1/2008	474,994
550,000	Wyeth ±	6.000	2/15/2036	512,339
	Total Consumer Non-Cyclical			3,842,799

Energy (1.4%)
500,000	Anadarko Finance Company ±	6.750	5/1/2011	511,697
27,000	Anadarko Finance Company	7.500	5/1/2031	24,759
500,000	Burlington Resources, Inc. ±	6.500	12/1/2011	520,638
27,000	Conoco, Inc. ±	6.950	4/15/2029	27,146
27,000	Devon Financing Corporation ulc	7.875	9/30/2031	27,418
450,000	Energy Transfer Partners, LP ±	6.700	7/1/2018	426,542
275,000	Oneok Partners, LP	6.650	10/1/2036	240,667
300,000	Petro-Canada ±	6.800	5/15/2038	237,668
500,000	Valero Energy Corporation ±	4.750	6/15/2013	457,950
275,000	XTO Energy, Inc.	6.375	6/15/2038	224,536
	Total Energy			2,699,021

Financials (8.4%)
27,000	Abbey National plc	7.950	10/26/2029	26,069
500,000	AIG SunAmerica Global Financing VI ±≤	6.300	5/10/2011	405,168
500,000	Allstate Corporation ±	5.000	8/15/2014	472,334
27,000	AXA SA	8.600	12/15/2030	26,221
275,000	BAC Capital Trust XI ±	6.625	5/23/2036	212,638
650,000	Bank of America Corporation ±	4.750	8/15/2013	565,740
1,800,000	Bank One Corporation ±	5.900	11/15/2011	1,757,016
600,000	BB&T Corporation ±	6.500	8/1/2011	585,224
1,100,000	BNP Paribas SA ±≤	5.186	6/29/2015	842,614
600,000	Chubb Corporation ±	6.500	5/15/2038	542,708
450,000	CIGNA Corporation ±	6.350	3/15/2018	427,865
725,000	CIT Group, Inc. ±	4.750	12/15/2010	472,155
590,000	Citigroup, Inc. ±	5.000	9/15/2014	452,360
250,000	Citigroup, Inc.	4.700	5/29/2015	194,849
475,000	General Electric Capital Corporation ±	5.875	1/14/2038	350,194
950,000	Goldman Sachs Group, Inc. ±	6.600	1/15/2012	885,579

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

Bond Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (112.1%)	Rate	Date	Value
Financials — continued
$650,000	Household Finance Corporation ±	6.375%	11/27/2012	$625,548
350,000	HSBC Finance Corporation ±	5.000	6/30/2015	312,433
300,000	HSBC Holdings plc ±	6.800	6/1/2038	254,035
850,000	International Lease Finance Corporation ±	5.875	5/1/2013	537,696
600,000	Kreditanstalt fuer Wiederaufbau	3.750	6/27/2011	611,166
185,000	Marsh & McLennan Companies, Inc.	5.750	9/15/2015	173,417
475,000	Merrill Lynch & Company, Inc. ±	5.000	2/3/2014	395,279
500,000	MetLife, Inc. ±	5.000	6/15/2015	456,102
1,250,000	Morgan Stanley Dean Witter & Company ±	6.750	4/15/2011	925,144
1,222,920	Preferred Term Securities XXIII, Ltd. †≤ ƒ	3.019	12/22/2008	790,312
500,000	ProLogis Trust ±	5.500	3/1/2013	467,489
275,000	Prudential Financial, Inc. ±	5.700	12/14/2036	203,117
500,000	Student Loan Marketing Corporation ±	4.000	1/15/2010	392,500
550,000	Union Planters Corporation ±	4.375	12/1/2010	501,506
500,000	Wachovia Bank NA ±	4.875	2/1/2015	296,368
500,000	Washington Mutual Bank FA ±	5.500	1/15/2013	625
450,000	WEA Finance, LLC ≤	7.125	4/15/2018	404,552
500,000	WellPoint, Inc. ±	5.000	12/15/2014	457,022
	Total Financials			16,023,045

Foreign (1.8%)
250,000	African Development Bank ±	6.875	10/15/2015	284,566
27,000	Hydro-Quebec	8.400	1/15/2022	36,055
95,000	Pemex Project Funding Master Trust	9.125	10/13/2010	101,650
250,000	Province of Nova Scotia ±	7.250	7/27/2013	282,278
400,000	Province of Quebec ±	4.875	5/5/2014	412,184
400,000	Province of Quebec ±	7.500	7/15/2023	494,139
600,000	Republic of Italy	6.000	2/22/2011	644,718
200,000	Republic of Italy	4.375	6/15/2013	205,540
1,100,000	United Mexican States *	5.625	1/15/2017	1,074,150
	Total Foreign			3,535,280

Mortgage-Backed Securities (35.6%)
3,229	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	7.500	12/1/2009	3,304
5,302	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.500	10/1/2012	5,493
4,519	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.500	1/1/2013	4,682
6,842	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.000	9/1/2013	6,968
13,899	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	5.500	3/1/2014	14,109
26,246	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.000	4/1/2014	26,729
9,196	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	7.000	10/1/2014	9,701
15,057	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.500	3/1/2016	15,601

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

Bond Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (112.1%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$24,649	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.000%	6/1/2016	$25,104
35,310	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.000	9/1/2016	35,961
292,866	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	7.000	6/1/2017	307,792
503,513	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	5.500	12/1/2017	511,778
4,971	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	4/1/2024	5,155
7,561	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	5/1/2024	7,982
1,354	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	8/1/2025	1,472
15,798	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	8.500	11/1/2025	17,506
2,534	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	8.000	1/1/2026	2,752
3,892	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	4/1/2027	4,107
4,477	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	7/1/2027	4,866
6,965	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	8/1/2027	7,350
4,522	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	10/1/2027	4,914
5,560	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	5/1/2028	5,867
25,902	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	8/1/2028	26,440
11,798	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	2/1/2029	12,222
26,462	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	3/1/2029	26,978
10,888	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	7/1/2029	11,465
16,777	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	10/1/2029	18,204
9,122	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	11/1/2029	9,899
17,159	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	5/1/2031	17,748
68,581	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	6/1/2031	69,832
13,996	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	6/1/2031	14,713
13,096	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	6/1/2031	13,768

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

Bond Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (112.1%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$64,363	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000%	7/1/2031	$65,537
15,223	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	9/1/2031	16,004
53,873	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	10/1/2031	55,722
51,460	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	1/1/2032	52,399
290,566	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	1/1/2032	295,869
24,183	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	5/1/2032	25,419
319,376	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	7/1/2032	330,037
239,093	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	10/1/2032	247,074
456,645	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	11/1/2032	464,693
7,000,000	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through §	5.000	10/1/2038	6,818,434
14,700,000	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through §	6.000	10/1/2038	14,879,164
1,831	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.000	4/1/2011	1,870
607	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	7.500	7/1/2011	634
2,758	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	8.000	7/1/2012	2,912
4,985	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500	12/1/2012	5,173
12,355	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500	6/1/2013	12,828
20,917	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.000	12/1/2013	21,411
11,100,000	Federal National Mortgage Association Conventional
	15-Yr. Pass Through §	5.000	10/1/2023	11,020,213
6,449	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	10.500	8/1/2020	7,496
6,310	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	12/1/2024	6,873
9,955	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	10/1/2025	10,516
29,676	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	11/1/2025	30,756
1,126	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.500	12/1/2025	1,238
6,114	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	1/1/2026	6,630

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

Bond Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (112.1%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$7,918	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500%	5/1/2026	$8,206
4,752	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	9/1/2026	5,175
5,288	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	2/1/2027	5,732
3,800	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	3/1/2027	4,014
10,498	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	8/1/2027	10,874
1,343	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	11/1/2027	1,455
7,147	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	9.000	11/1/2027	7,907
4,291	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	1/1/2028	4,532
69,425	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	2/1/2028	75,226
11,240	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	5/1/2028	11,480
3,060	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	9/1/2028	3,169
14,693	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	10/1/2028	15,460
42,108	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	11/1/2028	45,645
89,117	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	12/1/2028	91,022
5,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	12/1/2028	5,262
12,918	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	2/1/2029	13,379
45,722	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	3/1/2029	46,699
21,393	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	3/1/2029	22,497
54,472	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	4/1/2029	56,386
4,356	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	8/1/2029	4,509
13,649	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	8/1/2029	14,771
19,322	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	10/1/2029	20,319
11,562	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	12/1/2029	12,512
7,641	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	4/1/2030	8,278

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

Bond Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (112.1%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$5,007	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500%	12/1/2030	$5,408
82,219	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	5/1/2031	83,771
173,795	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	4/1/2032	179,573
164,592	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	5/1/2032	170,064
90,569	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	5/1/2032	95,177
573,694	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	7/1/2032	592,768
280,618	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	8/1/2032	289,948
29,400,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	5.500	10/1/2038	29,317,325
2,368	Government National Mortgage Association
	15-Yr. Pass Through	6.500	6/15/2009	2,423
22,263	Government National Mortgage Association
	15-Yr. Pass Through	7.000	9/15/2013	23,473
5,697	Government National Mortgage Association
	30-Yr. Pass Through	7.500	3/15/2023	6,150
4,488	Government National Mortgage Association
	30-Yr. Pass Through	7.000	1/15/2024	4,744
2,889	Government National Mortgage Association
	30-Yr. Pass Through	9.000	9/15/2024	3,183
6,591	Government National Mortgage Association
	30-Yr. Pass Through	8.000	6/15/2025	7,234
1,975	Government National Mortgage Association
	30-Yr. Pass Through	8.000	9/15/2026	2,168
9,242	Government National Mortgage Association
	30-Yr. Pass Through	7.500	3/15/2027	9,977
8,415	Government National Mortgage Association
	30-Yr. Pass Through	7.500	10/15/2027	9,084
8,063	Government National Mortgage Association
	30-Yr. Pass Through	7.000	11/15/2027	8,510
7,532	Government National Mortgage Association
	30-Yr. Pass Through	7.000	1/15/2028	7,942
12,883	Government National Mortgage Association
	30-Yr. Pass Through	6.500	7/15/2028	13,277
12,440	Government National Mortgage Association
	30-Yr. Pass Through	7.000	8/15/2028	13,117
51,083	Government National Mortgage Association
	30-Yr. Pass Through	7.500	11/15/2028	55,115
12,237	Government National Mortgage Association
	30-Yr. Pass Through	6.500	12/15/2028	12,611
58,971	Government National Mortgage Association
	30-Yr. Pass Through	6.500	3/15/2029	60,738

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

Bond Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (112.1%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$10,981	Government National Mortgage Association
	30-Yr. Pass Through	6.500%	4/15/2029	$11,310
14,398	Government National Mortgage Association
	30-Yr. Pass Through	8.000	10/15/2030	15,805
17,938	Government National Mortgage Association
	30-Yr. Pass Through	7.500	1/15/2031	19,323
6,520	Government National Mortgage Association
	30-Yr. Pass Through	7.000	4/15/2031	6,857
31,793	Government National Mortgage Association
	30-Yr. Pass Through	6.500	6/15/2031	32,725
24,572	Government National Mortgage Association
	30-Yr. Pass Through	7.000	9/15/2031	25,843
302,688	Government National Mortgage Association
	30-Yr. Pass Through	6.500	1/15/2032	311,378
43,603	Government National Mortgage Association
	30-Yr. Pass Through	6.500	4/15/2032	44,854
	Total Mortgage-Backed Securities			67,565,748

Technology (0.2%)
500,000	International Business Machines Corporation ±	4.250	9/15/2009	504,422
	Total Technology			504,422

Transportation (0.3%)
500,000	Union Pacific Corporation ±	7.000	2/1/2016	523,947
	Total Transportation			523,947

U.S. Government (32.7%)
1,000,000	Federal Farm Credit Bank ±	5.375	7/18/2011	1,045,457
3,000,000	Federal Home Loan Bank *	3.625	7/1/2011	3,003,807
1,000,000	Federal Home Loan Bank	4.625	10/10/2012	1,021,598
1,000,000	Federal Home Loan Bank *	3.625	5/29/2013	979,156
850,000	Federal Home Loan Bank	4.500	9/16/2013	860,962
1,050,000	Federal Home Loan Mortgage Corporation	6.000	6/15/2011	1,120,900
1,000,000	Federal Home Loan Mortgage Corporation	5.125	7/15/2012	1,046,046
500,000	Federal Home Loan Mortgage Corporation	3.750	6/28/2013	496,115
3,200,000	Federal Home Loan Mortgage Corporation *	5.125	11/17/2017	3,297,629
1,000,000	Federal Home Loan Mortgage Corporation	5.000	12/14/2018	939,956
700,000	Federal Home Loan Mortgage Corporation	6.750	3/15/2031	857,548
500,000	Federal National Mortgage Association	2.500	4/9/2010	495,080
2,000,000	Federal National Mortgage Association	6.125	3/15/2012	2,158,294
1,000,000	Federal National Mortgage Association	5.000	4/15/2015	1,034,289
500,000	Federal National Mortgage Association	5.960	9/11/2028	553,276
100,000	Federal National Mortgage Association *	6.250	5/15/2029	114,647
200,000	Resolution Funding Corporation	8.125	10/15/2019	253,872
4,200,000	U.S. Treasury Bonds *	7.250	5/15/2016	5,199,142
260,000	U.S. Treasury Bonds *	7.500	11/15/2024	354,067
4,500,000	U.S. Treasury Bonds *	5.250	11/15/2028	4,985,510
2,000,000	U.S. Treasury Notes	5.500	5/15/2009	2,046,250
8,000,000	U.S. Treasury Notes	6.000	8/15/2009	8,279,376

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

Bond Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (112.1%)	Rate	Date	Value
U.S. Government — continued
$2,000,000	U.S. Treasury Notes	3.625%	1/15/2010	$2,045,624
2,750,000	U.S. Treasury Notes *	4.375	12/15/2010	2,890,294
2,945,000	U.S. Treasury Notes *	5.000	2/15/2011	3,149,309
4,500,000	U.S. Treasury Notes *	4.500	11/30/2011	4,782,303
500,000	U.S. Treasury Notes *	4.375	8/15/2012	532,461
1,000,000	U.S. Treasury Notes *	2.875	1/31/2013	1,002,578
2,500,000	U.S. Treasury Notes *	4.250	8/15/2014	2,661,915
3,175,000	U.S. Treasury Notes *	4.500	2/15/2016	3,384,353
400,000	U.S. Treasury Notes *	4.625	2/15/2017	425,656
600,000	U.S. Treasury Notes	4.500	5/15/2017	632,297
375,000	U.S. Treasury Notes *	4.250	11/15/2017	388,652
	Total U.S. Government			62,038,419

Utilities (1.5%)
400,000	CenterPoint Energy Houston Electric, LLC	5.600	7/1/2023	331,340
275,000	Commonwealth Edison Company ±	5.900	3/15/2036	224,147
27,000	FirstEnergy Corporation	7.375	11/15/2031	25,103
27,000	National Rural Utilities Cooperative Finance	8.000	3/1/2032	28,637
475,000	Oncor Electric Delivery Company ±	6.375	1/15/2015	430,307
400,000	Progress Energy, Inc. ±	7.000	10/30/2031	378,260
600,000	Public Service Company of Colorado ±	7.875	10/1/2012	653,256
225,000	Southern California Edison Company	5.000	1/15/2014	220,135
250,000	Tennessee Valley Authority	6.000	3/15/2013	270,762
275,000	Xcel Energy, Inc.	6.500	7/1/2036	247,508
	Total Utilities			2,809,455
	Total Long-Term Fixed Income (cost $223,376,658)			212,856,948

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

Bond Index Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (21.1%)	Rate (+)	Date	Value
40,091,727	Thrivent Financial Securities Lending Trust	2.800%	N/A	$40,091,727
	Total Collateral Held for Securities Loaned
	(cost $40,091,727)			40,091,727

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (20.0%)	Rate (+)	Date	Value
$500,000	Federal Home Loan Bank	4.500%	10/14/2008	$500,000
5,585,000	Federal Home Loan Bank Discount Notes	2.100	10/10/2008	5,582,068
1,320,000	Federal National Mortgage Association	2.100	10/14/2008	1,318,999
5,000,000	Federal National Mortgage Association	2.100	10/20/2008	4,994,458
25,503,576	Thrivent Money Market Portfolio	2.900	N/A	25,503,576
	Total Short-Term Investments (at amortized cost)			37,899,101
	Total Investments (cost $301,367,486) 153.2%			$290,847,776
	Other Assets and Liabilities, Net (53.2%)			(101,022,918)
	Total Net Assets 100.0%			$189,824,858

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Portfolio’s Board of Directors and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2008, the value of these investments was $13,652,242 or 7.2% of total net assets.

« All or a portion of the security is insured or guaranteed.

ƒ Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Bond Index Portfolio owned as of September 30, 2008.

	Acquisition
Security	Date	Cost
Preferred Term Securities XXIII, Ltd.	9/14/2006	$1,222,920

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,660,629
Gross unrealized depreciation	(14,180,339)
Net unrealized appreciation (depreciation)	($10,519,710)
Cost for federal income tax purposes	$301,367,486

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (97.5%)	Rate	Date	Value
Asset-Backed Securities (25.4%)
$2,523,248	Americredit Automobile Receivables Trust †‡«	2.567%	10/6/2008	$2,361,765
4,269,314	Americredit Automobile Receivables Trust ‡«	3.430	7/6/2011	4,134,848
5,000,000	Americredit Automobile Receivables Trust ‡«	5.490	7/6/2012	4,899,745
9,500,000	Bank of America Credit Card Trust ~	4.070	7/16/2012	9,401,950
9,000,000	BMW Vehicle Lease Trust ‡	4.590	8/15/2013	8,971,938
7,500,000	Cabela’s Master Credit Card Trust ~≤	4.310	12/16/2013	7,250,370
7,000,000	Capital Auto Receivables Asset Trust	5.380	7/15/2010	6,999,048
8,250,000	Carmax Auto Owner Trust †	2.887	10/15/2008	8,104,594
8,250,000	Chase Funding Issuance Trust ~	4.960	9/17/2012	8,192,184
7,000,000	Citibank Credit Card Issuance Trust ‡	4.850	2/10/2011	7,006,909
5,000,000	CNH Equipment Trust †	3.087	10/15/2008	4,902,085
8,054,924	CNH Equipment Trust ‡	4.400	5/16/2011	7,968,044
3,440,261	Countrywide Asset-Backed Certificates ‡«	5.549	4/25/2036	3,125,935
5,000,000	Countrywide Asset-Backed Certificates ‡	5.683	10/25/2036	4,613,775
4,500,000	Countrywide Home Loans Asset-Backed Securities ‡«	6.085	6/25/2021	1,875,064
2,807,556	CPL Transition Funding, LLC ‡	5.560	1/15/2012	2,851,949
3,103,613	Credit Acceptance Auto Dealer Loan Trust ≤«	5.320	10/15/2012	3,043,210
4,192,152	Credit Based Asset Servicing and Securitization, LLC ‡	5.501	12/25/2036	3,813,588
2,483,524	DaimlerChrysler Auto Trust ‡	5.330	8/8/2010	2,472,800
7,000,000	DaimlerChrysler Auto Trust ‡	5.000	2/8/2012	6,896,932
9,500,000	Discover Card Master Trust ~	5.100	10/15/2013	9,278,830
1,851,768	Drive Auto Receivables Trust ‡≤«	5.300	7/15/2011	1,841,607
4,635,940	Federal Home Loan Mortgage Corporation †‡	3.247	10/27/2008	4,480,202
215,069	First Franklin Mortgage Loan Asset-Backed Certificates ≤ƒ!	5.500	3/25/2036	22
1,082,861	First Horizon ABS Trust †«	3.337	10/27/2008	650,629
3,500,000	Ford Credit Auto Owner Trust ‡	5.150	11/15/2011	3,440,416
111,119	GE Commercial Loan Trust †≤	2.846	10/20/2008	110,725
6,401,531	GMAC Mortgage Corporation Loan Trust †«	3.277	10/27/2008	4,032,549
776,388	GMAC Mortgage Corporation Loan Trust †‡«	3.307	10/27/2008	745,040
2,673,137	GMAC Mortgage Corporation Loan Trust †«	3.387	10/27/2008	1,485,679
5,500,000	GMAC Mortgage Corporation Loan Trust «	5.750	10/25/2036	4,274,457
8,500,000	Harley Davidson Motorcycle Trust †~	2.837	10/15/2008	8,368,106
2,108,652	Harley Davidson Motorcycle Trust	5.240	1/15/2012	2,104,919
1,242,890	Harley Davidson Motorcycle Trust	3.200	5/15/2012	1,233,845
4,000,000	Honda Auto Receivables Owner Trust ~	4.470	1/18/2012	3,898,412
6,500,000	Household Home Equity Loan Trust	5.320	3/20/2036	6,178,412
3,500,000	Household Home Equity Loan Trust ±	5.660	3/20/2036	3,330,198
7,500,000	Merna Re, Ltd. ±†≤	5.512	12/30/2008	7,171,500
9,000,000	Merrill Auto Trust Securitization ~	5.500	3/15/2012	8,815,572
6,905,420	Mortgage Equity Conversion Asset Trust †≤	2.590	10/25/2008	6,611,940
6,870,219	Mortgage Equity Conversion Asset Trust †≤	2.930	10/25/2008	6,578,235
522,444	Nissan Auto Receivables Owner Trust	4.740	9/15/2009	522,954
6,000,000	Nissan Auto Receivables Owner Trust	5.030	5/16/2011	5,986,848
6,500,000	Nissan Auto Receivables Owner Trust	4.280	7/15/2013	6,102,882
300,143	Nomura Asset Acceptance Corporation †‡≤	3.347	10/27/2008	258,417
572,008	PG&E Energy Recovery Funding, LLC ‡	3.870	6/25/2011	570,502
421,605	Popular ABS Mortgage Pass-Through Trust ‡	4.000	12/25/2034	414,331
4,665,000	Renaissance Home Equity Loan Trust ‡	5.608	5/25/2036	4,430,789
1,621,589	Residential Asset Mortgage Products, Inc.	4.547	12/25/2034	1,458,451

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (97.5%)	Rate	Date	Value
Asset-Backed Securities — continued
$1,618,392	Residential Asset Securities Corporation	5.010%	4/25/2033	$1,171,639
1,378,501	Residential Funding Mortgage Securities «	4.470	7/25/2018	1,300,849
7,000,000	Santander Drive Auto Receivables Trust «	5.050	9/15/2011	6,924,946
441,717	SLM Student Loan Trust †	2.810	10/27/2008	440,255
282,472	USAA Auto Owner Trust ‡	4.830	4/15/2010	282,667
7,000,000	USAA Auto Owner Trust	4.500	10/15/2013	6,750,380
2,131,724	Wachovia Asset Securitization, Inc. †‡≤«	3.347	10/27/2008	1,364,052
4,146,586	Wachovia Auto Loan Owner Trust ≤	5.230	8/22/2011	4,149,870
9,500,000	Wachovia Auto Owner Trust	4.810	9/20/2012	9,076,462
9,000,000	Washington Mutual Master Note Trust †≤	2.517	10/15/2008	7,489,098
	Total Asset-Backed Securities			252,213,420

Basic Materials (0.9%)
2,000,000	ArcelorMittal ±≤	5.375	6/1/2013	1,889,396
2,400,000	Lubrizol Corporation ‡	4.625	10/1/2009	2,388,578
2,700,000	Nucor Corporation	5.000	6/1/2013	2,644,955
2,000,000	Rio Tinto Finance, Ltd.	5.875	7/15/2013	1,960,620
	Total Basic Materials			8,883,549

Capital Goods (1.6%)
1,000,000	Caterpillar Financial Services Corporation ‡	4.850	12/7/2012	973,346
3,350,000	Caterpillar Financial Services Corporation	6.200	9/30/2013	3,349,906
2,500,000	John Deere Capital Corporation ‡	4.400	7/15/2009	2,487,795
1,700,000	John Deere Capital Corporation ‡	5.350	1/17/2012	1,703,291
2,750,000	Lockheed Martin Corporation ‡	4.121	3/14/2013	2,658,549
2,500,000	Oakmont Asset Trust ‡≤	4.514	12/22/2008	2,498,182
2,100,000	Textron Financial Corporation	5.125	2/3/2011	2,103,022
	Total Capital Goods			15,774,091

Collateralized Mortgage Obligations (6.8%)
2,555,432	Banc of America Mortgage Securities, Inc. ‡	4.801	9/25/2035	2,324,370
3,031,144	Bear Stearns Adjustable Rate Mortgage Trust ‡	4.625	8/25/2010	2,730,985
4,042,282	Chase Mortgage Finance Corporation ‡	4.571	2/25/2037	3,614,196
1,323,515	Citigroup Mortgage Loan Trust, Inc. ‡	5.536	3/25/2036	1,304,471
3,687,751	Countrywide Home Loans, Inc. ‡	5.342	3/20/2036	2,331,492
3,678,765	Countrywide Home Loans, Inc. ‡	5.823	9/20/2036	2,526,278
5,937,277	Deutsche Alt-A Securities, Inc. †‡	3.052	10/1/2008	3,380,968
2,692,229	HomeBanc Mortgage Trust ±	5.990	4/25/2037	2,037,196
1,614,775	Impac CMB Trust ±†	3.467	10/27/2008	907,504
1,134,123	Impac CMB Trust ±†	3.527	10/27/2008	655,154
5,636,693	J.P. Morgan Alternative Loan Trust ±	5.804	3/25/2036	4,111,494
4,806,053	J.P. Morgan Mortgage Trust	5.004	7/25/2035	4,490,977
3,561,532	Merrill Lynch Mortgage Investors, Inc. ±	4.871	6/25/2035	3,251,771
2,518,836	Residential Accredit Loans, Inc.	5.601	9/25/2035	1,873,656
2,214,724	Thornburg Mortgage Securities Trust †	3.317	10/27/2008	2,123,533
3,252,219	Wachovia Mortgage Loan Trust, LLC	5.564	5/20/2036	2,972,398
6,786,635	Washington Mutual Alternative Loan Trust †	3.415	10/1/2008	3,505,773
4,681,982	Washington Mutual Alternative Loan Trust †	3.585	10/1/2008	2,567,420
4,896,174	Washington Mutual Mortgage Pass-Through Certificates †	3.545	10/1/2008	2,681,353

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (97.5%)	Rate	Date	Value
Collateralized Mortgage Obligations — continued
$1,732,812	Washington Mutual Mortgage Pass-Through Certificates †‡	3.497%	10/25/2008	$1,094,605
1,922,042	Washington Mutual Mortgage Pass-Through Certificates ‡	4.834	9/25/2035	1,750,121
5,044,894	Washington Mutual, Inc. †	3.405	10/1/2008	2,744,761
4,626,636	Washington Mutual, Inc. †‡	3.485	10/1/2008	2,451,547
8,500,000	Wells Fargo Mortgage Backed Securities Trust	3.552	9/25/2034	8,415,858
915,773	Wells Fargo Mortgage Backed Securities Trust	4.950	3/25/2036	808,980
1,560,837	Wells Fargo Mortgage Backed Securities Trust	5.092	3/25/2036	1,429,396
	Total Collateralized Mortgage Obligations			68,086,257

Commercial Mortgage-Backed Securities (12.2%)
4,542,966	American Home Mortgage Assets †	3.585	10/1/2008	2,287,038
5,135,000	Banc of America Commercial Mortgage, Inc. ‡	5.001	9/10/2010	5,014,312
1,031,688	Banc of America Commercial Mortgage, Inc. ‡	4.037	11/10/2039	1,019,281
5,937,552	Banc of America Large Loan Trust †‡≤	2.597	10/15/2008	5,491,950
7,000,000	Banc of America Large Loan Trust †≤	2.697	10/15/2008	6,391,154
4,000,000	Bear Stearns Commercial Mortgage Securities, Inc. †‡≤	2.637	10/15/2008	3,726,304
8,037,415	Bear Stearns Commercial Mortgage Securities, Inc. ~	3.869	2/11/2041	7,964,291
7,722,706	Bear Stearns Commercial Mortgage Securities, Inc.	5.422	9/11/2042	7,332,748
16,435	Citigroup Commercial Mortgage Trust †‡≤	2.557	10/15/2008	15,518
90,066	Commercial Mortgage Pass-Through Certificates †‡≤	2.587	10/15/2008	85,669
8,000,000	Commercial Mortgage Pass-Through Certificates †‡≤	2.667	10/15/2008	7,187,160
6,000,000	Credit Suisse First Boston Mortgage Securities Corporation ‡	4.609	2/15/2038	5,872,854
7,770,000	Credit Suisse First Boston Mortgage Securities Corporation ‡~	3.382	5/15/2038	7,494,857
6,500,000	Crown Castle International Corporation ‡≤	5.245	11/15/2036	6,335,420
2,215,362	General Electric Commercial Mortgage Corporation	4.591	7/10/2045	2,175,532
1,372,344	J.P. Morgan Chase Commercial Mortgage Securities Corporation	2.790	1/12/2039	1,352,724
9,100,000	J.P. Morgan Chase Commercial Mortgage Securities Corporation ‡	5.198	12/15/2044	8,884,658
34,086	LB-UBS Commercial Mortgage Trust ‡	3.323	3/15/2027	33,879
2,111,512	LB-UBS Commercial Mortgage Trust	4.207	11/15/2027	2,082,850
7,930,344	LB-UBS Commercial Mortgage Trust	4.567	6/15/2029	7,873,476
9,060,000	LB-UBS Commercial Mortgage Trust	4.187	8/15/2029	8,917,930
1,693,667	LB-UBS Commercial Mortgage Trust ±	4.741	9/15/2040	1,674,520
8,000,000	TIAA Real Estate CDO, Ltd.	5.815	8/15/2039	7,498,656
7,265,511	Wachovia Bank Commercial Mortgage Trust ‡	3.894	11/15/2035	7,247,281
3,864,554	Wachovia Bank Commercial Mortgage Trust ‡	3.958	12/15/2035	3,853,838
3,298,774	Washington Mutual Asset Securities Corporation ≤	3.830	1/25/2035	3,178,864
	Total Commercial Mortgage-Backed Securities			120,992,764

Communications Services (3.8%)
2,800,000	Ameritech Capital Funding Corporation	6.250	5/18/2009	2,845,800
1,250,000	AT&T, Inc. ‡	4.950	1/15/2013	1,197,500
2,000,000	British Telecom plc ‡	8.625	12/15/2010	2,090,320
3,100,000	Comcast Cable Communications, Inc. ‡	6.200	11/15/2008	3,148,664
2,100,000	Comcast Cable Communications, Inc. ‡	6.875	6/15/2009	2,120,712
1,760,000	Cox Communications, Inc. ‡	7.875	8/15/2009	1,763,881
1,400,000	Cox Communications, Inc. ‡	4.625	1/15/2010	1,379,426
2,450,000	GTE Corporation ‡	7.510	4/1/2009	2,484,888
1,954,000	News America Holdings, Inc.	7.375	10/17/2008	1,955,818
1,000,000	Qwest Corporation ‡	5.625	11/15/2008	999,294

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (97.5%)	Rate	Date	Value
Communications Services — continued
$2,620,000	Rogers Cable, Inc.	7.875%	5/1/2012	$2,725,036
2,500,000	SBC Communications, Inc. ±	4.125	9/15/2009	2,480,255
2,400,000	Telecom Italia Capital SA	4.000	11/15/2008	2,397,275
1,400,000	Telecom Italia Capital SA	6.200	7/18/2011	1,400,406
1,000,000	Telefonos de Mexico SA de CV	4.500	11/19/2008	999,456
2,000,000	Thomson Reuters Corporation	5.950	7/15/2013	1,997,640
2,400,000	Time Warner Cable, Inc.	5.400	7/2/2012	2,282,918
2,000,000	Time Warner Cable, Inc.	6.200	7/1/2013	1,940,296
1,350,000	Verizon Communications, Inc. ‡	4.350	2/15/2013	1,259,253
	Total Communications Services			37,468,838

Consumer Cyclical (3.0%)
2,700,000	CVS Caremark Corporation †‡	3.111	12/1/2008	2,585,542
2,800,000	CVS Corporation ‡	4.000	9/15/2009	2,745,812
2,100,000	D.R. Horton, Inc. ‡	8.000	2/1/2009	2,065,875
2,500,000	DaimlerChrysler North American Holdings Corporation †‡	3.331	10/31/2008	2,500,000
4,000,000	Ford Motor Credit Company ‡	7.375	10/28/2009	3,215,864
2,100,000	May Department Stores Company ‡	4.800	7/15/2009	2,052,466
2,725,000	McDonald’s Corporation ‡	4.300	3/1/2013	2,692,420
2,800,000	Nissan Motor Acceptance Corporation ≤	4.625	3/8/2010	2,809,506
2,233,840	SLM Private Credit Student Loan Trust †	2.829	12/15/2008	2,161,240
1,300,000	Walmart Stores, Inc.	4.250	4/15/2013	1,275,953
5,400,000	Walt Disney Company †‡	2.861	10/16/2008	5,382,126
	Total Consumer Cyclical			29,486,804

Consumer Non-Cyclical (2.2%)
1,400,000	Abbott Laboratories ‡	5.150	11/30/2012	1,416,078
1,375,000	AstraZeneca plc ‡	5.400	9/15/2012	1,381,449
3,400,000	Bunge Limited Finance Corporation ‡	4.375	12/15/2008	3,394,910
3,500,000	Cadbury Schweppes plc ≤	3.875	10/1/2008	3,500,000
2,000,000	Cargill, Inc. ‡≤	5.200	1/22/2013	1,934,052
2,000,000	Fortune Brands, Inc. ‡	5.125	1/15/2011	2,009,494
3,500,000	General Mills, Inc. ±	6.378	10/15/2008	3,501,250
2,750,000	Kellogg Company ‡	5.125	12/3/2012	2,742,160
1,350,000	PepsiCo, Inc. ‡	4.650	2/15/2013	1,370,176
1,100,000	Safeway, Inc.	6.500	11/15/2008	1,102,292
	Total Consumer Non-Cyclical			22,351,861

Energy (1.5%)
2,000,000	Energy Transfer Partners, LP	6.000	7/1/2013	1,953,134
1,000,000	Enterprise Products Operating, LP ‡	4.625	10/15/2009	978,659
2,100,000	Premcor Refining Group, Inc.	6.125	5/1/2011	2,126,884
1,250,000	Ras Laffan Liquefied Natural Gas Company, Ltd. III ≤	5.832	9/30/2016	1,209,700
3,400,000	Sempra Energy ‡	7.950	3/1/2010	3,505,128
1,350,000	Transocean, Inc.	5.250	3/15/2013	1,311,633
2,000,000	Weatherford International, Ltd.	5.150	3/15/2013	1,926,098
1,350,000	Western Oil Sands, Inc.	8.375	5/1/2012	1,424,177
	Total Energy			14,435,413

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (97.5%)	Rate	Date	Value
Financials (12.4%)
$2,000,000	Allstate Life Global Funding Trust ‡	5.375%	4/30/2013	$1,930,688
2,000,000	American Express Centurion Bank ‡	5.200	11/26/2010	1,873,792
3,350,000	American Express Company ‡	5.875	5/2/2013	3,087,524
3,350,000	Australia & New Zealand Banking Group, Ltd. ~≤	6.200	7/19/2013	3,325,578
3,400,000	Bank of New York Mellon Corporation ‡	4.950	11/1/2012	3,232,774
2,000,000	Bear Stearns Companies, Inc.	4.550	6/23/2010	1,955,070
1,350,000	Berkshire Hathaway Finance Corporation ‡≤	5.000	8/15/2013	1,346,447
1,650,000	Capmark Financial Group, Inc. ‡	5.875	5/10/2012	822,515
2,400,000	CIT Group, Inc. *	5.200	11/3/2010	1,613,743
1,000,000	CIT Group, Inc. ‡	7.625	11/30/2012	634,366
3,400,000	Citigroup, Inc. ‡	5.125	2/14/2011	3,173,740
2,000,000	Citigroup, Inc. ‡	5.500	4/11/2013	1,745,722
3,350,000	Citigroup, Inc. ‡	6.500	8/19/2013	2,977,373
2,700,000	CME Group, Inc. ~	5.400	8/1/2013	2,708,176
700,000	Corestates Capital Trust I ‡≤	8.000	12/15/2026	447,679
3,175,000	Countrywide Financial Corporation, Convertible *†	Zero Coupon	10/15/2008	3,111,500
3,675,000	Countrywide Financial Corporation, Convertible †≤	Zero Coupon	10/15/2008	3,601,500
2,100,000	Credit Suisse First Boston USA, Inc. †‡	2.944	12/9/2008	2,086,308
2,000,000	Credit Suisse New York, NY ‡	5.000	5/15/2013	1,853,382
1,400,000	Developers Diversified Realty Corporation ‡	4.625	8/1/2010	1,342,741
1,325,000	Fifth Third Bancorp *	6.250	5/1/2013	1,126,110
2,100,000	General Electric Capital Corporation ‡	5.200	2/1/2011	2,033,808
2,000,000	General Electric Capital Corporation *	4.800	5/1/2013	1,824,202
2,800,000	General Motors Acceptance Corporation, LLC ±	6.875	8/28/2012	1,112,938
6,500,000	Goldman Sachs Group, Inc. †~	3.290	12/23/2008	5,971,485
2,100,000	Goldman Sachs Group, Inc. ±	6.875	1/15/2011	2,007,426
5,000,000	Goldman Sachs Group, Inc., Convertible ±	1.000	1/31/2015	3,990,550
2,500,000	Goldman Sachs Group, Inc., Convertible ‡	1.000	5/7/2015	1,970,075
2,050,000	International Lease Finance Corporation ‡	5.750	6/15/2011	1,477,324
1,500,000	iSTAR Financial, Inc. ‡	4.875	1/15/2009	900,000
1,400,000	iSTAR Financial, Inc. ‡	5.125	4/1/2011	714,000
3,350,000	J.P. Morgan Chase & Company ‡	6.750	2/1/2011	3,361,212
1,600,000	J.P. Morgan Chase & Company ‡	5.600	6/1/2011	1,579,190
3,500,000	Lehman Brothers Holdings E-Capital Trust I †=	3.589	11/19/2008	350
1,700,000	Lehman Brothers Holdings, Inc. =	5.250	2/6/2012	212,500
1,200,000	Lincoln National Corporation	5.650	8/27/2012	1,179,752
6,500,000	Merrill Lynch & Company, Inc. †‡	3.014	11/5/2008	6,164,561
2,000,000	Merrill Lynch & Company, Inc.	6.150	4/25/2013	1,848,114
2,680,000	Metropolitan Life Global Funding ‡≤	5.125	4/10/2013	2,603,556
1,330,000	Monumental Global Funding, Ltd. ≤	5.500	4/22/2013	1,299,876
6,500,000	Morgan Stanley †	3.071	10/15/2008	4,880,544
1,350,000	Morgan Stanley	5.050	1/21/2011	972,088
1,350,000	Morgan Stanley *	5.250	11/2/2012	953,019
6,300,000	Nations Bank Capital Trust IV ±	8.250	4/15/2027	6,063,908
2,000,000	Northern Trust Company	5.500	8/15/2013	2,001,436
2,000,000	Protective Life Secured Trust	4.000	10/7/2009	1,961,570

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (97.5%)	Rate	Date	Value
Financials — continued
$3,300,000	Simon Property Group, LP	4.600%	6/15/2010	$3,243,771
2,400,000	SLM Corporation ‡	4.000	1/15/2009	1,968,000
2,000,000	State Street Capitol Trust II	8.250	3/15/2011	1,961,120
3,350,000	UFJ Finance Aruba AEC	8.750	11/13/2008	3,324,875
2,000,000	UnitedHealth Group, Inc. ‡	5.500	11/15/2012	1,911,960
700,000	Wachovia Capital Trust III	5.800	3/15/2042	294,000
1,605,000	Wachovia Corporation ‡	6.150	3/15/2009	1,476,605
2,000,000	Wachovia Corporation	5.500	5/1/2013	1,654,646
2,000,000	Wells Fargo & Company †	2.919	12/15/2008	1,988,368
675,000	Wells Fargo & Company	4.375	1/31/2013	620,475
2,000,000	Wells Fargo Capital XIII	7.700	3/26/2013	1,744,020
2,000,000	Wells Fargo Capital XV	9.750	9/26/2013	1,940,000
	Total Financials			123,208,052

Foreign (0.5%)
5,000,000	Corporacion Andina de Fomento ‡	5.750	1/12/2017	4,619,200
	Total Foreign			4,619,200

Mortgage-Backed Securities (2.2%)
6,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.000	10/1/2038	6,076,872
15,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.500	10/1/2038	15,379,680
	Total Mortgage-Backed Securities			21,456,552

Technology (0.5%)
2,700,000	Hewlett-Packard Company ‡	4.500	3/1/2013	2,594,371
700,000	Sun Microsystems, Inc. *	7.650	8/15/2009	710,400
2,100,000	Xerox Corporation ‡	5.500	5/15/2012	2,002,224
	Total Technology			5,306,995

Transportation (1.0%)
1,375,000	Delta Air Lines, Inc. ‡	7.111	9/18/2011	1,268,438
1,300,000	FedEx Corporation ±	3.500	4/1/2009	1,290,086
3,125,000	Norfolk Southern Corporation ‡	6.200	4/15/2009	3,142,231
2,400,000	Northwest Airlines, Inc.	6.841	4/1/2011	2,220,000
1,150,000	Union Pacific Corporation	6.125	1/15/2012	1,170,806
800,000	Union Pacific Corporation	5.450	1/31/2013	784,575
	Total Transportation			9,876,136

U.S. Government (21.2%)
9,000,000	Federal Farm Credit Bank ‡	5.375	7/18/2011	9,409,113
10,000,000	Federal Farm Credit Bank *	3.875	8/25/2011	10,074,860
17,350,000	Federal Home Loan Bank *	4.250	11/20/2009	17,545,482
10,000,000	Federal Home Loan Bank	2.750	6/18/2010	9,908,050
10,000,000	Federal Home Loan Bank *	3.500	7/16/2010	10,031,880
10,000,000	Federal Home Loan Bank *	3.375	8/13/2010	10,009,550
10,000,000	Federal Home Loan Bank	3.375	10/20/2010	10,005,820
5,500,000	Federal Home Loan Bank *	3.625	7/1/2011	5,506,980

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (97.5%)	Rate	Date	Value
U.S. Government — continued
$7,500,000	Federal Home Loan Bank ~	4.625%	10/10/2012	$7,661,985
5,000,000	Federal Home Loan Mortgage Corporation	4.750	11/3/2009	5,084,545
10,500,000	Federal Home Loan Mortgage Corporation	4.125	11/30/2009	10,614,524
14,500,000	Federal National Mortgage Association	3.875	12/10/2009	14,633,748
10,000,000	Federal National Mortgage Association	2.500	4/9/2010	9,901,610
5,000,000	Federal National Mortgage Association *	5.125	4/15/2011	5,225,120
10,000,000	Federal National Mortgage Association	4.625	5/1/2013	9,828,500
26,500,000	U.S. Treasury Notes *	2.125	1/31/2010	26,572,450
1,525,000	U.S. Treasury Notes *	2.750	2/28/2013	1,517,137
12,700,000	U.S. Treasury Notes *	3.125	4/30/2013	12,809,144
24,793,013	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	24,731,030
	Total U.S. Government			211,071,528

U.S. Municipals (0.8%)
5,500,000	Denver, Colorado City & County Airport Revenue Bonds ‡	5.250	11/15/2032	5,565,065
1,350,000	Houston, Texas Utility System Revenue Bonds	5.000	5/15/2011	1,392,309
1,350,000	South Carolina State Public Service Authority Revenue
	Bonds ÷‡	5.750	1/1/2014	1,416,974
	Total U.S. Municipals			8,374,348

Utilities (1.5%)
2,700,000	Carolina Power & Light, Inc. ‡	5.950	3/1/2009	2,724,786
625,000	Cleveland Electric Illuminating Company ‡	7.430	11/1/2009	640,481
2,650,000	National Rural Utilities Cooperative Finance
	Corporation ‡	5.500	7/1/2013	2,630,576
2,100,000	Niagara Mohawk Power Corporation	7.750	10/1/2008	2,100,000
2,700,000	Oncor Electric Delivery Company ‡≤	5.950	9/1/2013	2,496,474
1,000,000	Pacific Gas & Electric Company ‡	3.600	3/1/2009	991,950
395,928	Power Receivables Finance, LLC ‡≤ƒ	6.290	1/1/2012	409,675
2,000,000	Virginia Electric & Power Company ‡	4.500	12/15/2010	1,986,080
1,360,000	Virginia Electric & Power Company ‡	5.100	11/30/2012	1,331,236
	Total Utilities			15,311,258
	Total Long-Term Fixed Income (cost $1,035,960,121)			968,917,066

Shares	Preferred Stock/Equity-Linked Securities (0.5%)			Value
50,250	Allegro Investment Corporation SA TGT, Convertible ‡¿≤			$2,376,322
94,063	Credit Suisse New York, NY ‡			1,862,447
148,505	Federal National Mortgage Association			323,741
	Total Preferred Stock/Equity-Linked Securities
	(cost $7,948,207)			4,562,510

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

		Strike	Expiration
Contracts	Options Purchased (0.1%)	Price	Date	Value
880	Call on U.S. Treasury Bond Futures	$117.50	11/21/2008	$825,000
	Total Options Purchased (cost $1,762,640)			825,000

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (13.8%)	Rate (+)	Date	Value
137,354,250	Thrivent Financial Securities Lending Trust	2.800%	N/A	$137,354,250
	Total Collateral Held for Securities Loaned
	(cost $137,354,250)			137,354,250

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (3.2%)	Rate (+)	Date	Value
$1,450,000	Federal National Mortgage Association ‡	2.148%	12/10/2008	$1,442,952
30,352,935	Thrivent Money Market Portfolio	2.900	N/A	30,352,935
	Total Short-Term Investments (cost $31,796,931)			31,795,887
	Total Investments (cost $1,214,822,149) 115.1%			$1,143,454,713
	Other Assets and Liabilities, Net (15.1%)			(149,774,974)
	Total Net Assets 100.0%			$993,679,739

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(120)	December 2008	($25,556,978)	($25,612,500)	($55,522)
5-Yr. U.S. Treasury Bond Futures	(735)	December 2008	(82,231,624)	(82,492,270)	(260,646)
10-Yr. U.S. Treasury Bond Futures	(615)	December 2008	(71,121,915)	(70,494,375)	627,540
20-Yr. U.S. Treasury Bond Futures	72	December 2008	8,491,684	8,436,376	(55,308)
EURO Foreign Exchange	(12)	December 2008	(2,094,015)	(2,120,100)	(26,085)
Currency Futures
Total Futures					$229,979

					Notional
	Fund	Fund	Buy/Sell	Termination	Principal		Unrealized
Swaps and Counterparty	Receives	Pays	Protection	Date	Amount	Value	Gain/(Loss)
Credit Default Swaps
CDS HY, Series 10,	N/A	N/A	Sell	June 2013	$2,250,000	($221,577)	($22,582)
5 Year, at 5.00%;
Bank of America
CDS HY, Series 10,	N/A	N/A	Sell	June 2013	4,500,000	(443,187)	(147,124)
5 Year, at 5.00%;
J.P. Morgan Chase and Co.
CDX IG, Series 10,	N/A	N/A	Sell	June 2013	5,000,000	(30,065)	24,777
5 Year, at 1.55%;
Bank of America
CDX IG, Series 10,	N/A	N/A	Sell	June 2013	5,000,000	(30,065)	20,754
5 Year, at 1.55%;
J.P. Morgan Chase and Co.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

					Notional
	Fund	Fund	Buy/Sell	Termination	Principal		Unrealized
Swaps and Counterparty	Receives	Pays	Protection	Date	Amount	Value	Gain/(Loss)
LCDX, Series 9,	N/A	N/A	Sell	December 2012	$10,200,000	($827,288)	($580,610)
5 Year, at 2.25%;
J.P. Morgan Chase & Co.
Interest Rate Swaps
Bank of America, N.A., 2 Year	5.275%	3 Month	N/A	May 2009	24,000,000	319,595	319,595
		LIBOR
Bank of America, N.A., 2 Year	5.306	3 Month	N/A	June 2009	30,000,000	407,885	407,885
		LIBOR
Total Swaps						($824,702)	$22,695

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades

‡ At September 30, 2008, $1,688,548 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $239,049,927 and $86,224,766 of investments were earmarked as collateral to cover open financial futures contracts and swap contracts, respectively.

~ All or a portion of the security was earmarked as collateral to cover options.

÷ Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principals and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

¿ These securities are Equity-Linked Structured Securities.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Portfolio’s Board of Directors and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2008, the value of these investments was $110,029,028 or 11.1% of total net assets.

« All or a portion of the security is insured or guaranteed.

= In bankruptcy.

! In default.

ƒ Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Portfolio owned as of September 30, 2008.

	Acquisition
Security	Date	Cost
First Franklin Mortgage Loan Asset-Backed Certificates	9/14/2006	$214,738
Power Receivables Finance, LLC	9/3/2003	395,812

Definitions:
TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,638,164
Gross unrealized depreciation	(76,005,600)
Net unrealized appreciation (depreciation)	($71,367,436)
Cost for federal income tax purposes	$1,214,822,149

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

Mortgage Securities Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (124.7%)	Rate	Date	Value
Asset-Backed Securities (21.8%)
$1,682,165	Americredit Automobile Receivables Trust ±†«	2.567%	10/6/2008	$1,574,510
1,163,136	Credit Based Asset Servicing and Securitization, LLC ±†	3.317	10/27/2008	1,136,674
719,421	First Horizon ABS Trust ±†«	3.337	10/27/2008	502,146
1,199,795	First Horizon ABS Trust †«	3.367	10/27/2008	598,293
1,500,000	Ford Credit Floor Plan Master Owner Trust ±†	2.667	10/15/2008	1,490,404
1,782,091	GMAC Mortgage Corporation Loan Trust †«	3.387	10/27/2008	990,452
1,000,000	MBNA Credit Card Master Note Trust ±†‡	2.597	10/15/2008	998,373
344,625	Residential Funding Mortgage Securities ±«	4.470	7/25/2018	325,212
338,917	Residential Funding Mortgage Securities II ±†«	3.337	10/27/2008	318,859
294,478	SLM Student Loan Trust ±†	2.810	10/27/2008	293,503
852,689	Wachovia Asset Securitization, Inc. ±†≤«	3.347	10/27/2008	545,621
	Total Asset-Backed Securities			8,774,047

Collateralized Mortgage Obligations (16.6%)
730,124	Banc of America Mortgage Securities, Inc. ±	4.801	9/25/2035	664,106
309,425	Chaseflex Trust	5.590	9/25/2036	307,069
693,782	Countrywide Home Loans ±†	3.297	10/27/2008	658,631
69,701	Credit Suisse First Boston Mortgage Securities
	Corporation ±†	3.947	10/27/2008	56,563
318,399	GSAA Home Equity Trust ±	4.316	11/25/2034	290,454
538,258	Impac CMB Trust ±†	3.467	10/27/2008	302,501
290,530	J.P. Morgan Alternative Loan Trust †	3.277	10/25/2008	271,547
246,689	J.P. Morgan Mortgage Trust ~	6.500	1/25/2035	215,930
315,488	Master Alternative Loans Trust	6.500	5/25/2034	260,376
1,019,893	Merrill Lynch Mortgage Investors, Inc. ±	4.871	6/25/2035	931,189
255,130	MLCC Mortgage Investors, Inc. ±†	3.537	10/25/2008	241,839
283,369	Residential Accredit Loans, Inc. ‡	5.601	9/25/2035	210,786
1,387,250	Thornburg Mortgage Securities Trust ±†	3.297	10/27/2008	1,378,950
659,357	Wells Fargo Mortgage Backed Securities Trust ±	4.950	3/25/2036	582,466
416,237	Wells Fargo Mortgage Backed Securities Trust ±	5.500	4/25/2036	340,144
	Total Collateralized Mortgage Obligations			6,712,551

Commercial Mortgage-Backed Securities (12.8%)
60,044	Commercial Mortgage Pass-Through Certificates ±†≤	2.587	10/15/2008	57,113
230,000	GMAC Commercial Mortgage Securities, Inc. ±	4.547	12/10/2041	216,635
500,000	Greenwich Capital Commercial Funding Corporation ±	5.867	8/10/2017	387,427
400,000	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation ±	4.302	1/15/2038	380,481
1,000,000	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation ±	6.007	6/15/2049	855,641
1,000,000	LB-UBS Commercial Mortgage Trust ±	4.553	7/15/2030	977,976
500,000	TIAA Real Estate CDO, Ltd. ±	5.815	8/15/2039	468,666
2,000,000	Wachovia Bank Commercial Mortgage Trust ±†≤	2.607	10/15/2008	1,811,956
	Total Commercial Mortgage-Backed Securities			5,155,895

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

Mortgage Securities Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (124.7%)	Rate	Date	Value
Mortgage-Backed Securities (70.4%)
$10,000,000	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through §	6.000%	10/1/2038	$10,121,880
1,668,503	Federal National Mortgage Association ±	6.000	8/1/2024	1,699,477
12,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §~	5.500	10/1/2038	11,966,255
4,500,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.500	10/1/2038	4,613,904
	Total Mortgage-Backed Securities			28,401,516

U.S. Government (3.1%)
100,000	U.S. Treasury Notes ‡	4.875	4/30/2011	107,016
1,166,730	U.S. Treasury Notes, TIPS ±	2.000	7/15/2014	1,163,813
	Total U.S. Government			1,270,829
	Total Long-Term Fixed Income (cost $53,278,811)			50,314,838

		Strike	Expiration
Contracts	Options Purchased (0.1%)	Price	Date	Value
20	Call on U.S. Treasury Bond Futures	$117.50	11/21/2008	$18,750
	Total Options Purchased (cost $40,060)			18,750

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (43.8%)	Rate (+)	Date	Value
$1,976,000	Chariot Funding, LLC ±	4.000%	10/2/2008	$1,975,780
2,000,000	Federal Home Loan Bank Discount Notes ~	2.100	10/10/2008	1,998,950
1,700,000	Federal Home Loan Bank Discount Notes ±	2.100	10/14/2008	1,698,711
2,000,000	Federal Home Loan Bank Discount Notes ±	1.750	10/15/2008	1,998,639
2,000,000	Federal Home Loan Mortgage Corporation Discount Notes ~	2.570	12/23/2008	1,988,149
2,000,000	Jupiter Securitization Corporation	5.500	10/1/2008	2,000,000
2,000,000	Old Line Funding Corporation	6.000	10/1/2008	2,000,000
2,000,000	Park Avenue Receivables Corporation ±	2.450	10/14/2008	1,998,231
891	Thrivent Money Market Portfolio	2.900	N/A	891
2,000,000	Thunder Bay Funding, Inc.	4.000	10/7/2008	1,998,667
	Total Short-Term Investments (at amortized cost)			17,658,018
	Total Investments (cost $70,976,889) 168.6%			$67,991,606
	Other Assets and Liabilities, Net (68.6%)			(27,653,613)
	Total Net Assets 100.0%			$40,337,993

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

Mortgage Securities Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
20-Yr. U.S. Treasury Bond Futures	3	December 2008	$353,820	$351,515	($2,305)
Total Futures					($2,305)

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain/(Loss)
Federal National Mortgage Association
Conventional 30-Yr. Pass Through	2	$99.52	October 2008	($21,250)	($4,063)
Total Call Options Written				($21,250)	($4,063)

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At September 30, 2008, $107,016 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $510,297 of investments were earmarked as collateral to cover open financial futures contracts.

~ All or a portion of the security was earmarked as collateral to cover options.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Portfolio’s Board of Directors and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2008, the value of these investments was $2,414,689 or 6.0% of total net assets.

« All or a portion of the security is insured or guaranteed.

Definitions:
TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$210,954
Gross unrealized depreciation	(3,196,237)
Net unrealized appreciation (depreciation)	($2,985,283)
Cost for federal income tax purposes	$70,976,889

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

Money Market Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Certificates of Deposit (0.9%)	Rate (+)	Date	Value
$6,500,000	US Bank NA	2.950%	3/11/2009	$6,500,000
	Total Certificates of Deposit			6,500,000

Principal		Interest	Maturity
Amount	Commercial Paper (71.4%)	Rate (+)	Date	Value
Asset-Backed Commercial Paper (4.2%)
$4,885,000	GOVCO, LLC «	2.750%	11/20/2008	$4,866,342
6,490,000	GOVCO, LLC «	3.050	12/10/2008	6,451,511
3,250,000	GOVCO, LLC «	3.020	12/18/2008	3,228,734
8,145,000	GOVCO, LLC «	2.710	10/7/2008	8,141,321
3,500,000	GOVCO, LLC «	2.730	10/20/2008	3,494,957
4,835,000	GOVCO, LLC «	2.770	10/21/2008	4,827,560
	Total Asset-Backed Commercial Paper			31,010,425

Banking — Domestic (6.0%)
8,110,000	Bank of America Corporation	2.955	3/17/2009	7,998,829
8,120,000	BNP Paribas Financial	2.835	12/30/2008	8,062,450
4,860,000	Dexia Finance, LLC	2.780	10/10/2008	4,856,622
2,000,000	Dexia Finance, LLC	2.800	10/14/2008	1,997,978
6,500,000	Greenwich Capital Holdings, Inc. «	2.880	10/14/2008	6,493,240
2,930,000	J.P. Morgan Chase & Company	2.740	12/8/2008	2,914,836
4,230,000	River Fuel Company No. 2, Inc. «	2.730	10/31/2008	4,220,376
8,000,000	Sociate Generale North American	2.800	10/22/2008	7,986,933
	Total Banking — Domestic			44,531,264

Banking — Foreign (5.4%)
8,125,000	Bank of Scotland plc	2.790	11/28/2008	8,088,478
8,100,000	Bank of Scotland plc	2.785	12/11/2008	8,055,510
8,040,000	DnB NORBank ASA	2.680	10/30/2008	8,022,642
8,140,000	DnB NORBank ASA	2.710	11/12/2008	8,114,264
8,125,000	DnB NORBank ASA	2.805	12/29/2008	8,068,656
	Total Banking — Foreign			40,349,550

Brokerage (1.1%)
8,000,000	Citigroup Funding, Inc.	4.000	10/1/2008	8,000,000
	Total Brokerage			8,000,000

Consumer Cyclical (1.2%)
2,600,000	Toyota Credit Puerto Rico	2.530	11/25/2008	2,589,950
6,490,000	Toyota Credit Puerto Rico	2.700	3/23/2009	6,405,792
	Total Consumer Cyclical			8,995,742

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

Money Market Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (71.4%)	Rate (+)	Date	Value
Education (1.3%)
$6,510,000	Yale University	2.700%	11/13/2008	$6,489,005
3,255,000	Yale University	2.800	12/9/2008	3,237,532
	Total Education			9,726,537

Finance (33.2%)
8,130,000	Amsterdam Funding Corporation «	2.780	10/23/2008	8,116,188
8,045,000	Amsterdam Funding Corporation «	2.780	10/31/2008	8,026,362
8,120,000	Amsterdam Funding Corporation «	2.780	11/19/2008	8,089,275
16,000,000	Barton Capital, LLC «	6.000	10/1/2008	16,000,000
2,930,000	Barton Capital, LLC «	2.750	10/8/2008	2,928,433
15,000,000	Bryant Illinois Park Fund «	6.000	10/1/2008	15,000,000
9,600,000	Bryant Illinois Park Fund «	4.300	10/6/2008	9,594,267
6,500,000	Enterprise Funding, LLC«	4.300	10/6/2008	6,496,118
4,885,000	Enterprise Funding, LLC «	2.760	11/19/2008	4,866,649
3,145,000	Enterprise Funding, LLC «	2.760	10/22/2008	3,139,937
3,830,000	Falcon Asset Securitization Corporation «	2.700	11/25/2008	3,814,201
2,600,000	General Electric Capital Corporation	2.630	12/10/2008	2,586,704
6,500,000	General Electric Capital Corporation	2.820	3/11/2009	6,418,024
8,115,000	HSBC Finance Corporation	2.950	3/11/2009	8,007,938
8,100,000	ING US Funding, LLC	2.810	10/14/2008	8,091,781
8,050,000	ING US Funding, LLC	2.705	10/29/2008	8,033,064
8,120,000	ING US Funding, LLC	2.975	3/12/2009	8,011,294
11,150,000	Jupiter Securitization Corporation «	5.500	10/1/2008	11,150,000
5,000,000	Kitty Hawk Funding Corporation «	4.150	10/1/2008	5,000,000
1,068,000	Kitty Hawk Funding Corporation «	2.800	11/19/2008	1,063,930
9,770,000	NATC California, LLC «	2.800	10/10/2008	9,763,161
6,485,000	Old Line Funding Corporation «	2.850	10/10/2008	6,480,380
6,500,000	Old Line Funding Corporation «	2.790	11/12/2008	6,478,842
8,140,000	Old Line Funding Corporation «	2.780	11/17/2008	8,110,456
8,085,000	Old Line Funding Corporation «	3.700	12/15/2008	8,022,678
4,870,000	Ranger Funding Company «	2.820	10/14/2008	4,865,041
8,000,000	Sheffield Receivables Corporation «	6.000	10/1/2008	8,000,000
8,060,000	Thunder Bay Funding, Inc. «	2.800	10/20/2008	8,048,089
6,500,000	Thunder Bay Funding, Inc. «	2.790	11/12/2008	6,478,842
4,870,000	Thunder Bay Funding, Inc. «	2.780	12/15/2008	4,841,795
9,760,000	Windmill Funding Corporation «	2.760	10/20/2008	9,745,783
8,110,000	Windmill Funding Corporation «	2.790	12/17/2008	8,061,603
4,875,000	Yorktown Capital, LLC «	4.000	10/10/2008	4,870,125
8,125,000	Yorktown Capital, LLC «	2.740	11/19/2008	8,094,698
	Total Finance			246,295,658

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

Money Market Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (71.4%)	Rate (+)	Date	Value

Insurance (4.7%)
$9,770,000	Swiss Reinsurance Company	2.710%	10/15/2008	$9,759,703
8,140,000	Swiss Reinsurance Company	2.750	11/13/2008	8,113,263
9,740,000	Swiss Reinsurance Company	2.720	11/21/2008	9,702,468
1,000,000	Swiss Reinsurance Company	3.000	2/12/2009	988,833
6,490,000	Swiss Reinsurance Company	3.020	3/16/2009	6,399,623
	Total Insurance			34,963,890

U.S. Government (9.7%)
8,060,000	Federal Home Loan Bank Discount Notes	2.660	10/15/2008	8,051,662
4,810,000	Federal Home Loan Bank Discount Notes	3.150	12/31/2008	4,771,700
3,800,000	Federal Home Loan Mortgage Corporation Discount Notes	2.760	12/15/2008	3,778,150
8,030,000	Federal Home Loan Mortgage Corporation Discount Notes	2.550	11/25/2008	7,998,716
4,810,000	Federal Home Loan Mortgage Corporation Discount Notes	2.660	12/22/2008	4,780,857
16,585,000	Federal Home Loan Mortgage Corporation Discount Notes	2.900	12/26/2008	16,475,482
4,860,000	Federal Home Loan Mortgage Corporation Discount Notes	2.600	12/29/2008	4,828,761
9,620,000	Federal National Mortgage Association Discount Notes	2.700	12/24/2008	9,557,149
6,500,000	Federal National Mortgage Association Discount Notes	2.698	12/22/2008	6,460,055
4,835,000	Federal National Mortgage Association Discount Notes	2.600	12/31/2008	4,803,223
	Total U.S. Government			71,505,755

U.S. Municipal (4.6%)
4,870,000	Alaska Housing Financing	2.730	12/5/2008	4,845,995
3,260,000	California State Public Works Board Lease Revenue Bonds	2.800	11/10/2008	3,260,000
7,850,000	Michigan State School Loan General Obligation Bonds
	(Series 2005-B)	4.125	10/28/2008	7,850,000
9,690,000	State of California Regional Authority General
	Obligation Bonds (Series B)	2.850	10/14/2008	9,690,000
8,130,000	State of Michigan Regional Authority General
	Obligation Bonds	2.800	11/4/2008	8,130,000
	Total U.S. Municipal			33,775,995
	Total Commercial Paper			529,154,816

Principal		Interest	Maturity
Amount	Variable Rate Notes (26.6%) †	Rate(+)	Date	Value
Banking — Domestic (11.8%)
$5,000,000	Bank of America Corporation	2.998%	11/6/2008	$5,000,000
4,860,000	Bank of America NA ≤	2.988	10/3/2008	4,860,000
3,250,000	Bank of New York Company, Inc. ≤	2.498	10/10/2008	3,250,000
4,880,000	Barclays Bank plc NY	3.253	11/12/2008	4,880,000
4,800,000	Bear Stearns & Company, Inc. «	3.852	12/30/2008	4,787,274
6,485,000	Branch Banking and Trust Company	3.213	12/4/2008	6,485,000
6,470,000	Deutsche Bank NY	3.414	12/22/2008	6,470,000
6,500,000	Fifth Third Bancorp ≤	3.200	10/22/2008	6,500,000
3,240,000	J.P. Morgan Chase & Company	3.254	12/22/2008	3,240,650

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

Money Market Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Variable Rate Notes (26.6%) †	Rate (+)	Date	Value
$6,310,000	Rabobank Nederland NV/NY ≤	2.784%	11/17/2008	$6,310,000
4,850,000	Royal Bank of Canada NY ≤	3.104	11/17/2008	4,850,000
6,490,000	Royal Bank of Canada NY	3.215	1/1/2009	6,490,000
9,770,000	Svenska Handelsbanken	3.161	11/26/2008	9,770,000
4,870,000	Wachovia Bank	3.001	10/6/2008	4,870,000
4,136,000	Wells Fargo & Company	2.546	10/3/2008	4,140,990
5,775,000	Wells Fargo & Company ≤	2.637	10/15/2008	5,775,000
	Total Banking — Domestic			87,678,914

Banking — Foreign (5.3%)
3,440,000	Bank of Ireland ≤	3.198	10/17/2008	3,440,000
6,480,000	ING Bank NV ≤	3.726	12/26/2008	6,480,000
4,000,000	Royal Bank of Scotland plc ≤	3.218	10/20/2008	4,000,000
4,880,000	Societe Generale ≤	3.285	12/4/2008	4,880,000
6,320,000	Svenska Handelsbanken AB ≤	2.477	10/10/2008	6,320,000
8,100,000	Svenska Handelsbanken AB ≤	3.150	10/27/2008	8,100,000
6,200,000	Svenska Handelsbanken AB ≤	3.178	10/20/2008	6,200,000
	Total Banking — Foreign			39,420,000

Basic Industry (1.2%)
9,380,000	BASF Finance Europe NV ≤	2.796	10/20/2008	9,380,000
	Total Basic Industry			9,380,000

Brokerage (0.7%)
5,000,000	Merrill Lynch & Company, Inc.	2.627	10/14/2008	5,000,000
	Total Brokerage			5,000,000

Consumer Cyclical (2.6%)
8,770,000	American Honda Finance Corporation ≤	2.919	10/8/2008	8,770,000
3,240,000	American Honda Finance Corporation ≤	2.918	10/14/2008	3,240,000
4,850,000	American Honda Finance Corporation ≤	2.924	11/5/2008	4,850,000
2,240,000	American Honda Finance Corporation ≤	2.874	12/9/2008	2,240,500
	Total Consumer Cyclical			19,100,500

Finance (0.9%)
6,470,000	Procter & Gamble International Funding SCA	2.879	11/19/2008	6,470,000
	Total Finance			6,470,000

Insurance (2.4%)
8,100,000	Allstate Life Global Funding Trust	3.454	12/22/2008	8,100,000
9,440,000	ING Verzekeringen NV ≤	2.476	10/3/2008	9,440,000
	Total Insurance			17,540,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

Money Market Portfolio
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Variable Rate Notes (26.6%) †	Rate (+)	Date	Value
U.S. Government (1.7%)
$3,250,000	Federal Home Loan Bank	2.110%	10/1/2008	$3,250,000
3,100,000	Federal Home Loan Bank	2.621	10/5/2008	3,099,686
6,500,000	Federal Home Loan Mortgage Corporation	3.306	12/26/2008	6,498,930
	Total U.S. Government			12,848,616
	Total Variable Rate Notes			197,438,030
	Total Investments (at amortized cost) 98.9%			$733,092,846
	Other Assets and Liabilities, Net 1.1%			8,362,575
	Total Net Assets 100.0%			$741,455,421

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

« Denotes investments that benefit from credit enhancements or liquidity support provided by a third party bank or institution.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Portfolio’s Board of Directors and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2008, the value of these investments was $108,885,500 or 14.9% of total net assets.

Cost for federal income tax purposes $733,092,846

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

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184

Thrivent Series Fund, Inc.
Notes To Schedule of Investments
September 30, 2008 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Directors and the change in value, if any, is recorded as unrealized gains or losses. Mutual Funds are valued at the net asset value at the close of each business day.

For all Portfolios, other than Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Portfolio are determined once per week using prices supplied by the Portfolios’ independent pricing service. Money Market Portfolio and the Portfolios’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Fair Valuation of International Securities — Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Directors has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Directors.

Additional information for the Portfolios’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolios’ most recent annual or semiannual shareholder report.

The following table is a summary of the inputs used, as of September 30, 2008, in valuing the Portfolio’s assets carried at fair value:

			Level 2 — Other Significant		Level 3 — Significant
	Level 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Totals (Level 1,2,3)
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Portfolio	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Aggressive
Allocation	$439,262,908	$95,936	$298,542	$—	$—	$—	$439,561,450	$95,936
Moderately
Aggressive
Allocation	1,629,450,159	103,659	14,162,215	—	—	—	1,643,612,374	103,659
Moderate
Allocation	2,111,457,605	343,294	33,620,276	—	—	—	2,145,077,881	343,294
Moderately
Conservative
Allocation	802,911,401	230,247	17,674,484	—	—	—	820,585,885	230,247
Technology	41,618,391	—	2,192,151	—	—	—	43,810,542	—
Partner Healthcare	4,991,833	—	1,366,281	—	—	—	6,358,114	—
Partner Natural
Resources	6,545,476	—	880,390	—	—	—	7,425,866	—

185

Thrivent Series Fund, Inc.
Notes To Schedule of Investments
September 30, 2008 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES — continued

			Level 2 — Other Significant		Level 3 — Significant
	Level 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Totals (Level 1,2,3)

	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Portfolio	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Partner Emerging
Markets	$3,346,977	$—	$4,274,090	$—	$—	$—	$7,621,067	$—
Real Estate
Securities	437,779,069	148,597	2,848,454	—	—	—	440,627,523	148,597
Partner Utilities	3,526,510	—	651,141	—	—	—	4,177,651	—
Partner Small
Cap Growth	207,661,937	(217,593)	497,570	—	—	—	208,159,507	(217,593)
Partner Small
Cap Value	285,605,391	—	4,775,575	—	—	—	290,380,966	—
Small Cap Stock	482,975,816	(110,287)	5,460,278	—	—	—	488,436,094	(110,287)
Small Cap Index	342,715,034	(230,243)	3,285,625	—	—	—	346,000,659	(230,243)
Mid Cap Growth II	55,971,645	—	—	—	—	—	55,971,645	—
Mid Cap Growth	590,321,740	—	2,735,000	—	—	—	593,056,740	—
Partner Mid
Cap Value	187,572,798	—	—	—	—	—	187,572,798	—
Mid Cap Stock	553,871,224	—	14,735,000	—	—	—	568,606,224	—
Mid Cap Index	119,441,302	(132,760)	199,028	—	—	—	119,640,330	(132,760)
Partner Worldwide
Allocation	11,215,232	(9,661)	64,815,044	—	—	—	76,030,276	(9,661)
Partner
International
Stock	207,832,910	—	912,018,971	—	—	—	1,119,851,881	—
Partner Socially
Responsible Stock	4,345,282	—	—	—	—	—	4,345,282	—
Partner All Cap
Growth	3,501,346	—	42,120	—	—	—	3,543,466	—
Partner All Cap
Value	3,611,192	—	171,570	—	—	—	3,782,762	—
Partner All Cap	86,658,248	—	—	—	—	—	86,658,248	—
Large Cap Growth II	22,313,057	—	—	—	—	—	22,313,057	—
Large Cap Growth	1,681,546,516	(196,939)	12,830,000	—	—	—	1,694,376,516	(196,939)
Partner Growth
Stock	72,383,391	—	4,198,800	—	—	—	76,582,191	—
Large Cap Value	915,756,424	—	—	—	—	—	915,756,424	—
Large Cap Stock	705,051,349	(26,880)	597,083	—	—	—	705,648,432	(26,880)
Large Cap Index	445,779,768	(264,369)	9,255,625	—	—	—	455,035,393	(264,369)
Equity Income Plus	45,992,566	(265,515)	2,962,260	—	—	—	48,954,826	(265,515)
Balanced	268,726,321	(338,708)	154,024,954	—	—	—	422,751,275	(338,708)
High Yield	148,062,319	—	661,718,080	—	—	—	809,780,399	—
Diversified Equity
Income Plus	42,038,548	16,631	61,626,399	—	259,488	—	103,924,435	16,631
Partner Socially
Responsible Bond	—	(38,461)	6,506,150	—	—	—	6,506,150	(38,461)
Income	102,138,546	473,463	1,235,608,897	(561,235)	11,129,858	—	1,348,877,301	(87,772)
Bond Index	65,193,114	—	225,252,474	—	—	—	290,445,588	—
Limited Maturity
Bond	168,030,926	229,979	951,682,060	22,695	23,741,727	—	1,143,454,713	252,674
Mortgage Securities	891	(2,305)	67,990,715	—	—	(4,063)	67,991,606	(6,368)
Money Market	—	—	733,092,846	—	—	—	733,092,846	—
Total Value	$13,307,205,162	$(191,915)	$5,214,050,148	$(538,540)	$35,131,073	$(4,063)	$18,556,386,383	$(734,518)

186

Thrivent Series Fund, Inc.
Notes To Schedule of Investments
September 30, 2008 (unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

		Accrued		Change in		Transfers
	Value	Discounts/	Realized	Unrealized	Net	In and/or	Value
Portfolio	December 31, 2007	Premiums	Gain/(Loss)	Gain/(Loss)	Purchases/Sales	Out of Level 3	September 30, 2008
Investments in Securities
High Yield	$—	$—	$—	$(12,152)	$—	$12,152	$—
Diversified Income Plus	3,673,557	488	(85,700)	(1,220,798)	(459,125)	(1,648,934)	259,488
Income	31,794,733	7,677	1,114	(5,987,825)	(4,866,919)	(9,818,922)	11,129,858
Limited Maturity Bond	58,342,998	—	—	(36,309,634)	1,708,363	—	23,741,727
Other Financial Instruments*
Income	18,992	—	—	(18,992)	—	—	—
Mortgage Securities	19,750	—	—	(23,813)	—	—	(4,063)
Total Value	$93,850,030						$35,127,010

*Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

INVESTMENTS IN AFFILIATES

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund. A summary of transactions for the nine months ended September 30, 2008, in Money Market Portfolio, is as follows:

		Gross	Gross	Balance of		Dividend Income
	Value	Purchases and	Sales and	Shares Held at	Value	Period Ended
Portfolio	December 31, 2007	Additions	Reductions	September 30, 2008	September 30, 2008	September 30, 2008
Aggressive Allocation	$—	$2,708,408	$1,308,837	1,399,571	$1,399,571	$14,624
Moderately Aggressive
Allocation	—	11,536,904	7,034,614	4,502,290	4,502,290	54,266
Moderate Allocation	78,824,377	32,615,192	94,223,711	17,215,858	17,215,858	975,713
Moderately Conservative
Allocation	51,192,804	21,250,357	42,377,455	30,065,706	30,065,706	872,059
Technology	2,902,355	33,503,479	32,675,156	3,730,678	3,730,678	53,013
Partner Healthcare	—	1,477,078	1,074,264	402,814	402,814	1,237
Partner Natural Resources	—	1,122,694	536,607	586,087	586,087	4,822
Partner Emerging Markets	—	1,352,117	1,213,061	139,056	139,056	1,395
Real Estate Securities	—	65,255,479	54,180,388	11,075,091	11,075,091	224,089
Partner Utilities	—	1,070,567	318,320	752,247	752,247	2,006
Partner Small Cap Growth	2,133,199	82,305,025	76,740,558	7,697,666	7,697,666	130,614
Partner Small Cap Value	6,994,893	41,864,592	42,270,724	6,588,761	6,588,761	170,282
Small Cap Stock	27,636,194	138,116,328	151,363,651	14,388,871	14,388,871	532,877
Small Cap Index	5,078,004	45,853,517	49,298,505	1,633,016	1,633,016	84,158
Mid Cap Growth II	1,395,723	15,918,602	15,541,803	1,772,522	1,772,522	33,000
Mid Cap Growth	37,185,191	131,696,940	155,876,572	13,005,559	13,005,559	615,237
Partner Mid Cap Value	3,632,429	60,027,120	52,449,385	11,210,164	11,210,164	121,542
Mid Cap Stock	25,108,727	171,254,347	174,327,681	22,035,393	22,035,393	457,387
Mid Cap Index	2,210,657	20,891,262	20,657,219	2,444,700	2,444,700	33,029
Partner Worldwide Allocation	—	15,957,158	12,880,578	3,076,580	3,076,580	37,039
Partner International Stock	6,617,542	167,002,084	156,326,233	17,293,393	17,293,393	395,288
Partner Socially Responsible Stock	—	399,853	356,592	43,261	43,261	1,279
Partner All Cap Growth	—	960,866	852,675	108,191	108,191	957
Partner All Cap Value	—	969,287	969,170	117	117	372
Partner All Cap	2,625,515	37,046,781	36,928,225	2,744,071	2,744,071	29,166
Large Cap Growth II	719,728	10,589,146	10,771,770	537,104	537,104	13,987
Large Cap Growth	35,105,032	140,162,164	167,475,762	7,791,434	7,791,434	484,863
Partner Growth Stock	2,824,334	16,519,068	16,997,243	2,346,159	2,346,159	28,866

187

Thrivent Series Fund, Inc.
Notes To Schedule of Investments
September 30, 2008 (unaudited)

INVESTMENTS IN AFFILIATES — continued

		Gross	Gross	Balance of		Dividend Income
	Value	Purchases and	Sales and	Shares Held at	Value	Period Ended
Portfolio	December 31, 2007	Additions	Reductions	September 30, 2008	September 30, 2008	September 30, 2008
Large Cap Value	$3,547,866	$158,054,198	$155,585,541	6,016,523	$6,016,523	$$343,659
Large Cap Stock	10,589,629	253,991,105	256,147,065	8,433,669	8,433,669	430,931
Large Cap Index	6,871,402	67,160,391	74,025,965	5,828	5,828	143,860
Equity Income Plus	—	6,144,379	1,854,502	4,289,877	4,289,877	35,360
Balanced	19,638,879	65,372,188	63,215,182	21,795,885	21,795,885	459,039
High Yield	50,560,829	67,020,309	78,417,991	39,163,147	39,163,147	835,051
Diversified Income Plus	1,238,982	40,837,885	37,286,289	4,790,578	4,790,578	108,585
Income	23,481,154	94,001,643	69,831,370	47,651,427	47,651,427	676,651
Bond Index	21,567,103	60,152,298	56,215,825	25,503,576	25,503,576	525,548
Limited Maturity Bond	13,111,425	161,979,964	144,738,454	30,352,935	30,352,935	743,218
Mortgage Securities	870	21	—	891	891	21
Total Value and
Dividend Income	$442,794,843				$372,590,696	$9,675,090

A summary of transactions for the nine months ended September 30, 2008, in Thrivent Financial Securities Lending Trust, is as follows:

		Gross	Gross	Balance of
	Value	Purchases and	Sales and	Shares Held at	Value
Portfolio	December 31, 2007	Additions	Reductions	September 30, 2008	September 30, 2008
Technology	$8,345,500	$52,740,120	$55,560,344	$5,525,276	$5,525,276
Real Estate Securities	140,131,373	512,141,909	550,286,339	101,986,943	101,986,943
Partner Small Cap Growth	71,604,282	156,749,719	179,010,643	49,343,358	49,343,358
Partner Small Cap Value	59,125,971	151,300,425	148,443,921	61,982,475	61,982,475
Small Cap Stock	92,358,545	262,880,218	264,672,214	90,566,549	90,566,549
Small Cap Index	111,638,911	201,387,815	238,554,981	74,471,745	74,471,745
Mid Cap Growth II	2,273,125	35,314,877	28,033,294	9,554,708	9,554,708
Mid Cap Growth	114,798,903	454,184,488	433,436,266	135,547,125	135,547,125
Partner Mid Cap Value	9,987,928	94,844,047	81,734,091	23,097,884	23,097,884
Mid Cap Stock	97,177,855	271,270,728	293,269,859	75,178,724	75,178,724
Mid Cap Index	26,957,577	53,513,592	67,881,282	12,589,887	12,589,887
Partner International
Stock Portfolio	122,278,806	745,634,046	743,361,323	124,551,529	124,551,529
Partner All Cap	9,928,007	70,680,449	72,236,979	8,371,477	8,371,477
Large Cap Growth II	348,149	4,361,318	4,709,467	—	—
Large Cap Growth	134,097,820	1,817,649,017	1,818,154,892	133,591,945	133,591,945
Partner Growth Stock	11,623,223	47,313,853	56,884,176	2,052,900	2,052,900
Large Cap Value	93,704,955	960,891,319	977,583,065	77,013,209	77,013,209
Large Cap Stock	65,208,363	571,010,170	606,367,600	29,850,933	29,850,933
Large Cap Index	48,959,242	362,189,650	391,549,412	19,599,480	19,599,480
Balanced	47,660,952	116,522,662	135,389,714	28,793,900	28,793,900
High Yield	93,306,453	259,328,388	268,986,346	83,648,495	83,648,495
Diversified Income Plus	10,240,727	24,707,438	30,988,038	3,960,127	3,960,127
Income	132,421,350	136,931,921	215,650,930	53,702,341	53,702,341
Bond Index	55,206,278	64,465,775	79,580,326	40,091,727	40,091,727
Limited Maturity Bond	129,554,563	251,358,561	243,558,874	137,354,250	137,354,250
Total Value	$1,688,938,858				$1,382,426,987

188

Thrivent Series Fund, Inc.
Notes To Schedule of Investments
September 30, 2008 (unaudited)

A summary of transactions for the Thrivent Allocation Portfolios for the nine months ended September 30, 2008, in the following Thrivent Portfolios, is as follows:

		Gross	Gross	Balance of		Dividend Income
	Value	Purchases and	Sales and	Shares Held at	Value	January 1, 2008 —
Portfolio	December 31, 2007	Additions	Reductions	September 30, 2008	September 30, 2008	September 30, 2008
Aggressive Allocation
Real Estate Securities	$—	$13,221,503	$1,644,648	696,492	$11,228,711	$116,307
Partner Small Cap Growth	29,543,569	15,945,401	351,178	3,451,628	35,398,515	—
Partner Small Cap Value	23,589,765	2,533,852	10,758,163	811,424	13,676,382	99,368
Small Cap Stock	37,174,821	21,262,060	438,972	4,014,684	45,370,344	216,242
Mid Cap Growth II	—	16,501,574	174,066	1,810,503	13,580,040	2,555
Mid Cap Growth	17,248,542	8,143,482	88,810	1,341,962	17,285,280	89,717
Partner Mid Cap Value	18,823,400	3,082,637	766,134	1,586,195	17,105,215	132,660
Mid Cap Stock	36,861,436	27,305,083	734,597	5,076,183	46,758,749	275,109
Partner Worldwide Allocation	—	1,313,123	422,731	102,499	778,008	—
Partner International Stock	96,519,831	18,376,388	3,169,783	6,775,924	70,979,839	2,211,039
Large Cap Growth II	—	849,668	273,532	65,768	504,489	—
Large Cap Growth	106,145,253	4,221,120	43,785,073	3,227,800	47,001,604	79,201
Large Cap Value	37,546,375	14,904,085	1,125,951	3,950,405	41,327,949	694,368
Large Cap Stock	47,857,844	6,455,534	4,699,896	4,574,856	36,740,209	569,038
Equity Income Plus	—	5,195,802	24,867	516,719	4,457,733	—
High Yield	9,828,416	1,736,384	175,595	2,367,274	9,943,259	630,825
Income	24,782,222	3,451,486	10,311,376	1,826,108	15,818,297	805,878
Limited Maturity Bond	10,586,434	1,489,926	1,482,126	1,080,640	9,908,714	334,775
Money Market	—	2,708,408	1,308,837	1,399,571	1,399,571	14,624
Total Value and
Dividend Income	$496,507,908				$439,262,908	$6,271,706

Moderately Aggressive Allocation
Real Estate Securities	53,577,749	23,564,110	4,109,542	4,199,109	67,697,188	1,151,658
Partner Small Cap Growth	52,817,172	13,956,193	3,316,985	4,674,784	47,942,719	—
Partner Small Cap Value	40,021,512	17,884,298	2,974,303	3,005,562	50,658,140	195,038
Small Cap Stock	70,935,529	39,369,587	3,665,087	7,259,291	82,037,978	499,120
Mid Cap Growth II	—	16,158,336	—	1,596,436	11,974,385	21,500
Mid Cap Growth	31,027,029	18,672,813	94,429	2,643,527	34,050,212	176,734
Partner Mid Cap Value	26,896,355	43,295,574	972,990	5,480,417	59,099,718	254,798
Mid Cap Stock	70,310,829	129,055,357	896,853	16,763,316	154,413,612	656,630
Partner Worldwide Allocation	—	16,686,091	—	1,733,473	13,157,751	—
Partner International Stock	224,321,329	74,111,867	1,835,756	18,220,822	190,868,574	5,748,984
Large Cap Growth	298,167,996	17,704,249	97,126,264	10,923,579	159,063,691	219,251
Large Cap Value	259,609,011	26,128,900	29,006,460	19,182,343	200,679,915	3,518,461
Large Cap Stock	261,194,891	32,994,015	59,802,981	20,654,177	165,814,389	3,229,728
Equity Income Plus	—	18,829,318	—	1,879,248	16,212,273	—
High Yield	80,154,556	41,036,977	440,479	25,310,080	106,309,929	6,255,436
Income	231,113,314	33,510,558	51,276,137	21,853,066	189,297,818	8,775,397
Limited Maturity Bond	80,939,400	11,385,592	11,440,478	8,252,492	75,669,579	2,548,989
Money Market	—	11,536,904	7,034,614	4,502,290	4,502,290	54,266
Total Value and
Dividend Income	$1,781,086,672				$1,629,450,161	$33,305,990

189

Thrivent Series Fund, Inc.
Notes To Schedule of Investments
September 30, 2008 (unaudited)

INVESTMENTS IN AFFILIATES — continued

		Gross	Gross	Balance of		Dividend Income
	Value	Purchases and	Sales and	Shares Held at	Value	January 1, 2008 —
Portfolio	December 31, 2007	Additions	Reductions	September 30, 2008	September 30, 2008	September 30, 2008
Moderate Allocation
Technology	$—	$6,774,668	$—	1,154,808	$5,781,891	$—
Real Estate Securities	70,987,263	28,707,549	3,902,597	5,503,789	88,730,988	1,549,875
Partner Small Cap Growth	32,115,462	19,685,537	—	3,959,881	40,610,954	—
Partner Small Cap Value	27,031,554	42,614,505	2,042,212	3,737,104	62,988,139	170,936
Small Cap Stock	32,269,396	45,775,524	—	5,570,629	62,954,235	297,939
Mid Cap Growth II	—	537,985	—	53,942	404,606	676
Mid Cap Growth	21,413,225	8,669,314	—	1,596,232	20,560,420	106,716
Partner Mid Cap Value	27,348,942	36,469,557	979,975	4,967,270	53,566,051	260,484
Mid Cap Stock	64,055,455	91,828,749	745,949	12,839,064	118,265,758	589,765
Partner Worldwide Allocation —		20,415,691	—	2,139,724	16,241,360	—
Partner International Stock	188,480,571	86,244,368	672,884	16,969,037	177,755,758	5,275,798
Large Cap Growth	307,436,710	31,516,695	119,095,209	10,910,679	158,875,859	220,933
Large Cap Value	228,391,842	71,047,547	—	22,906,568	239,641,640	4,177,289
Large Cap Stock	257,162,251	44,181,368	78,505,687	19,342,661	155,338,977	3,261,641
Equity Income Plus	—	23,489,700	—	2,344,883	20,229,303	—
High Yield	97,460,466	54,370,098	143,321	31,816,697	133,639,671	7,816,077
Income	411,568,919	73,472,861	54,581,456	44,103,926	382,041,442	17,259,273
Limited Maturity Bond	324,615,462	57,518,416	477,736	38,892,248	356,614,693	11,852,184
Money Market	78,824,377	32,615,192	94,223,711	17,215,858	17,215,858	975,713
Total Value and
Dividend Income	$2,169,161,895				$2,111,457,603	$53,815,299

Moderately Conservative
Real Estate Securities	24,885,963	12,305,893	1,500,003	2,056,661	33,157,079	576,837
Partner Small Cap Value	—	16,826,589	—	950,041	16,012,754	47,948
Small Cap Stock	24,431,658	7,823,815	—	2,169,495	24,517,678	144,150
Partner Mid Cap Value	—	20,013,728	—	1,698,620	18,317,579	7,821
Mid Cap Stock	16,762,554	24,143,211	259,333	3,292,565	30,329,133	199,795
Partner Worldwide Allocation —		15,305,130	—	1,657,823	12,583,537	—
Partner International Stock	36,388,944	21,207,878	569,520	3,549,245	37,179,409	1,097,067
Large Cap Growth	72,707,290	12,122,171	35,909,916	2,402,248	34,980,335	54,000
Large Cap Value	53,067,485	37,979,120	645,809	7,028,197	73,526,885	1,276,068
Large Cap Stock	59,105,841	12,836,433	33,929,293	3,134,810	25,175,342	573,719
Equity Income Plus	—	8,755,019	—	874,603	7,545,199	—
High Yield	26,500,038	19,554,582	176,532	9,646,775	40,519,348	2,323,133
Income	113,587,464	25,585,005	24,762,675	11,660,741	101,008,834	4,835,133
Limited Maturity Bond	278,420,166	63,768,337	1,840,981	34,680,137	317,992,583	10,518,373
Money Market	51,192,804	21,250,357	42,377,455	30,065,706	30,065,706	872,059
Total Value and
Dividend Income	$757,050,207				$$802,911,401	$22,526,103

190

Thrivent Financial for Lutherans®

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com • e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 19, 2008	THRIVENT SERIES FUND, INC.

By:
_/s/ Russell W.Swansen_________

Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 19, 2008	By:
_/s/ Russell W.Swansen_______

Russell W. Swansen
President

Date: November 19, 2008	By:
_/s/ Gerard V.Vaillancourt_____

Gerard V. Vaillancourt
Treasurer